As filed with the Securities and Exchange Commission on April 9, 2014

Registration Nos.: 2-82510
811-3692

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT
  UNDER THE SECURITIES ACT OF 1933  ☒

  Post-Effective Amendment No. 54  ☒

and/or

  REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
  ACT OF 1940  ☒

  Amendment No. 55  ☒

Morgan Stanley
Variable Investment Series

(A Massachusetts business trust)

(Exact Name of Registrant as Specified in Charter)

522 Fifth Avenue
New York, New York 10036

(Address of Principal Executive Office)

Registrant's Telephone Number, Including Area Code: (212) 296-6969

Joseph C. Benedetti, Esq.
522 Fifth Avenue
New York, New York 10036

(Name and Address of Agent for Service)

Copy to:

Carl Frischling, Esq. Kramer Levin Naftalis & Frankel LLP 1177 Avenue of the Americas New York, New York 10036	Stuart M. Strauss, Esq. Dechert LLP 1095 Avenue of the Americas New York, New York 10036

Approximate Date of Proposed Public Offering:

As soon as practicable after this Post-Effective

Amendment becomes effective

It is proposed that this filing will become effective (check appropriate box):

Immediately upon filing pursuant to paragraph (b)
X	On May 1, 2014 pursuant to paragraph (b)
60 days after filing pursuant to paragraph (a)(1)
On (date) pursuant to paragraph (a)(1)
75 days after filing pursuant to paragraph (a)(2)
on (date) pursuant to paragraph (a)(2) of Rule 485

Amending the Prospectus and Updating Financial Statements

  If appropriate, check the following box:

This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PROSPECTUS ■ MAY 1, 2014

VARIABLE INVESTMENT SERIES

THE MULTI CAP GROWTH PORTFOLIO

Class X

Morgan Stanley Variable Investment Series is a mutual fund comprised of five separate portfolios, each with its own distinct investment objective(s) and policies. In this Prospectus, shares of the Multi Cap Growth Portfolio (the "Portfolio") are being offered.

Shares of the Portfolio are sold exclusively to certain life insurance companies in connection with particular variable life insurance and/or variable annuity contracts they issue. The insurance companies invest in shares of the Portfolio in accordance with instructions received from owners of the variable life insurance or variable annuity contracts.

This Prospectus must be accompanied by a current prospectus for the variable life insurance and/or variable annuity contract issued by your insurance company.

The Securities and Exchange Commission ("SEC") has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Contents

Portfolio Summary	INVESTMENT OBJECTIVES	1
	FEES AND EXPENSES OF THE PORTFOLIO	1
	PORTFOLIO TURNOVER	1
	PRINCIPAL INVESTMENT STRATEGIES	1
	PRINCIPAL RISKS	1
	PAST PERFORMANCE	2
	FUND MANAGEMENT	3
	PURCHASE AND SALE OF PORTFOLIO SHARES	3
	TAX INFORMATION	3
	PAYMENTS TO INSURANCE COMPANIES AND OTHER FINANCIAL INTERMEDIARIES	3
Portfolio Details	ADDITIONAL INFORMATION ABOUT THE PORTFOLIO'S INVESTMENT OBJECTIVES, STRATEGIES AND RISKS	4
	FUND MANAGEMENT	10
Shareholder Information	PURCHASES AND SALES OF PORTFOLIO SHARES	12
	FREQUENT PURCHASES AND REDEMPTIONS OF SHARES	12
	PRICING PORTFOLIO SHARES	13
	DISTRIBUTIONS	13
	TAX CONSEQUENCES	14
	PORTFOLIO HOLDINGS INFORMATION	14
	ADDITIONAL INFORMATION	14
Financial Highlights		15

This Prospectus contains important information about the Multi Cap Growth Portfolio and the Morgan Stanley Variable Investment Series. Please read it carefully and keep it for future reference.

Portfolio Summary

Investment Objectives

The Portfolio seeks as a primary objective growth of capital through investments in common stocks of companies believed by the Adviser to have potential for superior growth. As a secondary objective the Portfolio seeks income but only when consistent with its primary objective.

Fees and Expenses of the Portfolio

The table below describes the fees and expenses that you may pay if you buy and hold Class X shares of the Portfolio. Total Annual Portfolio Operating Expenses in the table and the Example below do not reflect the impact of any charges by your insurance company. If they did, expenses would be higher.

Annual Portfolio Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Advisory Fee	0.42%
Distribution (12b-1) Fee	None
Other Expenses	0.15%
Total Annual Portfolio Operating Expenses	0.57%

Example

The example below is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio, your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expenses Over Time
1 Year	3 Years	5 Years	10 Years
$58	$183	$318	$714

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Total Annual Portfolio Operating Expenses or in the Example, affect the Portfolio's performance.

During the most recent fiscal year, the Portfolio's portfolio turnover rate was 34% of the average value of its portfolio.

Principal Investment Strategies

The Portfolio will normally invest primarily in equity securities and securities convertible into equity securities. The Portfolio's Adviser seeks to achieve the Portfolio's investment objectives by investing primarily in established and emerging companies with capitalizations within the range of companies included in the Russell 3000® Growth Index, which as of December 31, 2013 was between $3.5 million and $505 billion.

The Adviser emphasizes a bottom-up stock selection process, seeking attractive investments on an individual company basis. In selecting securities for investment, the Adviser seeks to invest in high quality companies it believes have sustainable competitive advantages and the ability to redeploy capital at high rates of return. The Adviser typically favors companies with rising returns on invested capital, above average business visibility, strong free cash flow generation and an attractive risk/reward.

Up to 25% of the Portfolio's net assets may be invested in foreign equity securities (including depositary receipts), which may include securities issued by companies located in emerging markets or developing countries. The Portfolio may invest in privately placed and restricted securities.

The Portfolio may utilize foreign currency forward exchange contracts, which are derivatives, in connection with its investments in foreign securities.

Principal Risks

There is no assurance that the Portfolio will achieve its investment objectives and you can lose money investing in this Portfolio. The principal risks of investing in the Portfolio include:

• Common Stock and Other Equity Securities. In general, prices of common stock and other equity securities are more volatile than those of fixed-income securities. The prices of common stock and other equity securities fluctuate, and sometimes widely fluctuate, in response to activities specific to the issuer of the security as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions. To the extent that the Portfolio invests in convertible securities, and the convertible security's investment value is greater than its conversion value, its price will be likely

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to increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

• Small and Medium Capitalization Companies. Investments in small and medium capitalization companies may involve greater risks than investments in larger, more established companies. The securities issued by small and medium capitalization companies may be less liquid, and such companies may have more limited markets, financial resources and product lines, and may lack the depth of management of larger companies.

• Foreign and Emerging Market Securities. Investments in foreign markets entail special risks such as currency, political, economic and market risks. There also may be greater market volatility, less reliable financial information, higher transaction and custody costs, decreased market liquidity and less government and exchange regulation associated with investments in foreign markets. In addition, investments in certain foreign markets, which have historically been considered stable, may become more volatile and subject to increased risk due to ongoing developments and changing conditions in such markets. Moreover, the growing interconnectivity of global economies and financial markets has increased the probability that adverse developments and conditions in one country or region will affect the stability of economies and financial markets in other countries or regions. The risks of investing in emerging market countries are greater than risks associated with investments in foreign developed countries. In addition, the Portfolio's investments may be denominated in foreign currencies and therefore, to the extent unhedged, the value of the investment will fluctuate with the U.S. dollar exchange rates. To the extent hedged by the use of foreign currency forward exchange contracts, the precise matching of the foreign currency forward exchange contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. There is additional risk that such transactions reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken and that foreign currency forward exchange contracts create exposure to currencies in which the Portfolio's securities are not denominated. The use of foreign currency forward exchange contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract.

• Liquidity. The Portfolio's investments may also include privately placed securities, which are subject to resale restrictions. These securities will have the effect of increasing the level of Portfolio illiquidity to the extent the Portfolio may be unable to sell or transfer these securities due to restrictions on transfers or on the ability to find buyers interested in purchasing the securities. Additionally, the market for certain investments deemed liquid at the time of purchase may become illiquid under adverse market or economic conditions. The illiquidity of the market, as well as the lack of publicly available information regarding these securities, may also adversely affect the ability to arrive at a fair value for certain securities at certain times and could make it difficult for the Portfolio to sell certain securities. If the Portfolio is forced to sell an illiquid security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss.

Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Past Performance

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class X shares from year-to-year and by showing how the average annual returns of the Portfolio's Class X shares for the one, five and 10 year periods compare with those of a broad measure of market performance over time. This performance information does not include the impact of any charges deducted by your insurance company. If it did, returns would be lower. The Portfolio's past performance is not necessarily an indication of how the Portfolio will perform in the future.

Annual Total Returns—Calendar Years

High Quarter	6/30/09:	22.87%
Low Quarter	12/31/08:	–30.24%

Average Annual Total Returns For Periods Ended December 31, 2013

	Past 1 Year	Past 5 Years	Past 10 Years
Multi Cap Growth Portfolio	50.76%	28.16%	11.47%
Russell 3000® Growth Index (reflects no deduction for fees, expenses, or taxes)[1]	34.23%	20.56%	7.95%

(1)  The Russell 3000® Growth Index measures the performance of the broad growth segment of the U.S. equity universe. It includes those Russell 3000® Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market. It is not possible to invest directly in an index.

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Fund Management

Adviser. Morgan Stanley Investment Management Inc.

Portfolio Managers. The Portfolio is managed by members of the Growth team. Information about the members jointly and primarily responsible for the day-to-day management of the Portfolio is shown below:

Name	Title with Adviser	Date Began Managing Portfolio
Dennis P. Lynch	Managing Director	March 2006
David S. Cohen	Managing Director	March 2006
Sam G. Chainani	Managing Director	March 2006
Alexander T. Norton	Executive Director	March 2006
Jason C. Yeung	Managing Director	September 2007
Armistead B. Nash	Managing Director	September 2008

Purchase and Sale of Portfolio Shares

This Prospectus offers Class X shares of the Multi Cap Growth Portfolio. The Portfolio also offers Class Y shares of the Portfolio through a separate prospectus. Class Y shares are subject to different expenses. For eligibility information, contact your insurance company.

Portfolio shares will be sold at the next price calculated after we receive the redemption request on your behalf.

The Portfolio offers its shares only to insurance companies' separate accounts that insurance companies establish to fund variable life insurance and/or variable annuity contracts. An insurance company purchases or redeems shares of the Portfolio based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments. The contract prospectus describes how contract owners may allocate, transfer and withdraw amounts to, and from, separate accounts.

For more information, please refer to the section of this Prospectus entitled "Shareholder Information—Purchases and Sales of Portfolio Shares."

Tax Information

Special tax rules apply to life insurance companies, variable annuity contracts and variable life insurance contracts. For information on federal income taxation of a life insurance company with respect to its receipt of distributions from the Portfolio and federal income taxation of owners of variable annuity or variable life insurance contracts, see the accompanying contract prospectus.

Payments to Insurance Companies and
Other Financial Intermediaries

If you purchase Portfolio shares through an insurance company or other financial intermediary (such as a bank), the Adviser and/or the Portfolio's "Distributor," Morgan Stanley Distribution, Inc., may pay the financial intermediary for the sale of Portfolio shares and related services. These payments, which may be significant in amount, may create a conflict of interest by influencing the insurance company or other financial intermediary and your salesperson to recommend one variable annuity contract over another or be a factor in an insurance company's decision to include the Portfolio as an underlying investment option in its variable insurance products. Ask your salesperson or visit your insurance company's or other financial intermediary's web site for more information.

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Portfolio Details

ADDITIONAL INFORMATION ABOUT THE PORTFOLIO'S INVESTMENT OBJECTIVES, STRATEGIES AND RISKS

INVESTMENT OBJECTIVES

The Portfolio seeks as a primary objective growth of capital through investments in common stocks of companies believed by the Adviser to have potential for superior growth. As a secondary objective the Portfolio seeks income but only when consistent with its primary objective.

PRINCIPAL INVESTMENT STRATEGIES

CAPITAL GROWTH

An investment objective having the goal of selecting securities with the potential to rise in price.

The Portfolio will normally invest primarily in equity securities and securities convertible into equity securities. The Portfolio's Adviser seeks to achieve the Portfolio's investment objectives by investing primarily in established and emerging companies with capitalizations within the range of companies included in the Russell 3000® Growth Index, which as of December 31, 2013 was between $3.5 million and $505 billion.

The Adviser emphasizes a bottom-up stock selection process, seeking attractive investments on an individual company basis. In selecting securities for investment, the Adviser seeks to invest in high quality companies it believes have sustainable competitive advantages and the ability to redeploy capital at high rates of return. The Adviser typically favors companies with rising returns on invested capital, above average business visibility, strong free cash flow generation and an attractive risk/reward. The Adviser generally considers selling an investment when it determines the company no longer satisfies its investment criteria.

Up to 25% of the Portfolio's net assets may be invested in foreign equity securities (including depositary receipts), which may include securities issued by companies located in emerging markets or developing countries. The Portfolio may invest in privately placed and restricted securities.

Common stock is a share ownership or equity interest in a corporation. It may or may not pay dividends, as some companies reinvest all of their profits back into their businesses, while others pay out some of their profits to shareholders as dividends. A depositary receipt is generally issued by a bank or financial institution and represents an ownership interest in the common stock or other equity securities of a foreign company.

The Portfolio's investments may include securities of small and medium capitalization companies. The Portfolio may also use derivative instruments as discussed herein. These derivative instruments will be counted toward the Portfolio's policy of investing primarily in equity securities and securities convertible into equity securities discussed above to the extent they have economic characteristics similar to the securities included within that policy. The Portfolio may also use foreign currency forward exchange contracts, which are derivatives, in connection with its investments in foreign securities.

In pursuing the Portfolio's investment objectives, the Adviser has considerable leeway in deciding which investments it buys, holds or sells on a day-to-day basis and which trading strategies it uses. For example, the Adviser in its discretion may determine to use some permitted trading strategies while not using others.

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ADDITIONAL INVESTMENT STRATEGY INFORMATION

This section provides additional information relating to the Portfolio's investment strategies.

Other Investments. The Portfolio may invest up to 20% of its assets in corporate debt securities (including zero coupon securities, which are purchased at a discount and generally accrue interest, but make no payments until maturity) rated Aa or better by Moody's Investors Service, Inc. ("Moody's") or AA or better by Standard & Poor's Ratings Services, a division of The McGraw-Hill Companies, Inc. ("S&P"), U.S. government securities, issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and preferred stocks. In addition, the Portfolio may invest in real estate investment trusts (commonly known as "REITs") and foreign real estate companies. The Portfolio may also invest in securities issued in initial public offerings ("IPOs").

Fixed-Income Securities. Fixed-income securities are debt securities such as bonds, notes or commercial paper. The issuer of the debt security borrows money from the investor who buys the security. Most debt securities pay either fixed or adjustable rates of interest at regular intervals until they mature, at which point investors get their principal back. The Portfolio's fixed-income investments may include zero coupon securities, which are purchased at a discount and generally accrue interest, but make no interest payments until maturity.

REITs and Foreign Real Estate Companies. The Portfolio may invest in REITs and foreign real estate companies, which are similar to entities organized and operated as REITs in the United States. REITs and foreign real estate companies pool investors' funds for investments primarily in real estate properties or real estate-related loans. They may also include, among other businesses, real estate developers, brokers and operating companies whose products and services are significantly related to the real estate industry such as building suppliers and mortgage lenders.

Derivatives. The Portfolio may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. The Portfolio's use of derivatives may involve the purchase and sale of derivative instruments such as futures, options, swaps, structured investments and other related instruments and techniques.

Shares of IPOs. The Portfolio may purchase shares issued as part of, or a short period after, companies' IPOs and may at times dispose of those shares shortly after their acquisition.

Defensive Investing. The Portfolio may take temporary "defensive" positions in attempting to respond to adverse market, economic, political or other conditions. The Portfolio may invest any amount of its assets in cash, cash equivalents or other fixed-income securities in a defensive posture that may be inconsistent with its principal investment strategies when the Adviser believes it advisable to do so. Although taking a defensive posture is designed to protect the Portfolio from an anticipated market downturn, it could have the effect of reducing the benefit from any upswing in the market. When the Portfolio takes a defensive position, it may not achieve its investment objectives.

* * *

The percentage limitations relating to the composition of the Portfolio apply at the time the Portfolio acquires an investment. Subsequent percentage changes that result from market fluctuations generally will not require the Portfolio to sell any portfolio security. However, the Portfolio may be required to reduce its borrowings, if any, in response to fluctuations in the value of such holdings. The Portfolio may change its principal investment strategies without shareholder approval; however, you would be notified of any changes.

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PRINCIPAL RISKS

There is no assurance that the Portfolio will achieve its investment objectives. The Portfolio's share price and return will fluctuate with changes in the market value of its portfolio securities. When you sell Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio.

Common Stock and Other Equity Securities. A principal risk of investing in the Portfolio is associated with its investments in common stock and other equity investments. In general, prices of common stock and other equity securities are more volatile than those of fixed-income securities. The prices of common stock and other equity securities can fluctuate, and sometimes widely fluctuate, in response to activities specific to the issuer of the security as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions.

Investments in convertible securities subject the Portfolio to the risks associated with both fixed-income securities and common stocks. To the extent that a convertible security's investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise, as with a fixed-income security. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security. The Portfolio may invest up to 5% of its net assets in convertible securities that are rated below investment grade. Securities rated below investment grade are commonly known as "junk bonds" and have speculative credit risk characteristics.

Small and Medium Capitalization Companies. The Portfolio's investments in small and medium capitalization companies carry more risk than investments in larger companies. While some of the Portfolio's holdings in these companies may be listed on a national securities exchange, such securities are more likely to be traded in the over-the-counter ("OTC") market. The low market liquidity of these securities may have an adverse impact on the Portfolio's ability to sell certain securities at favorable prices and may also make it difficult for the Portfolio to obtain market quotations based on actual trades for purposes of valuing the Portfolio's securities. Investing in lesser-known, small and medium capitalization companies involves greater risk of volatility of the Portfolio's net asset value ("NAV") than is customarily associated with larger, more established companies. Often small and medium capitalization companies and the industries in which they are focused are still evolving and, while this may offer better growth potential than larger, more established companies, it also may make them more sensitive to changing market conditions.

Foreign and Emerging Market Securities. The Portfolio's investments in foreign securities involve risks that are in addition to the risks associated with domestic securities. One additional risk is currency risk. While the price of Portfolio shares is quoted in U.S. dollars, the Portfolio may convert U.S. dollars to a foreign market's local currency to purchase a security in that market. If the value of that local currency falls relative to the U.S. dollar, the U.S. dollar value of the foreign security will decrease. This is true even if the foreign security's local price remains unchanged.

Foreign securities also have risks related to economic and political developments abroad, including expropriations, confiscatory taxation, exchange control regulation, limitations on the use or transfer of Portfolio assets and any effects of foreign social, economic or political instability. Foreign companies, in general, are not subject to the regulatory requirements of U.S. companies and as such, there may be less publicly available information about these companies. Moreover, foreign accounting, auditing and financial reporting standards generally are different from those applicable to U.S. companies. Finally, in the event of a default of any foreign debt obligations, it may be more difficult for the Fund to obtain or enforce a judgment against the issuers of the securities.

Securities of foreign issuers may be less liquid than comparable securities of U.S. issuers and, as such, their price changes may be more volatile. In addition, the prices of such securities may be susceptible to influence by large traders, due to the limited size of many foreign securities markets. Moreover, investments in certain foreign markets, which have historically been considered stable, may become more volatile and subject to increased risk due to ongoing developments and changing conditions in such markets. Also, the growing interconnectivity of global economies and financial markets has increased the probability that adverse developments and conditions in one country or region will affect the stability of economies and financial markets in

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other countries or regions. Furthermore, foreign exchanges and broker-dealers are generally subject to less government and exchange scrutiny and regulation than their U.S. counterparts. In addition, differences in clearance and settlement procedures in foreign markets may cause delays in settlement of the Portfolio's trades effected in those markets and could result in losses to the Portfolio due to subsequent declines in the value of the securities subject to the trades.

The foreign securities in which the Portfolio may invest may be issued by issuers located in emerging market or developing countries. Compared to the United States and other developed countries, emerging market or developing countries may have relatively unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Securities issued by companies located in these countries tend to be especially volatile and may be less liquid than securities traded in developed countries. In the past, securities in these countries have been characterized by greater potential loss than securities of companies located in developed countries.

Depositary receipts involve many of the same risks as those associated with direct investment in foreign securities. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities.

Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, entities and/or individuals, changes in international trading patterns, trade barriers, and other protectionist or retaliatory measures. Economic sanctions could, among other things, effectively restrict or eliminate the Portfolio's ability to purchase or sell securities or groups of securities for a substantial period of time, and may make the Portfolio's investments in such securities harder to value. International trade barriers or economic sanctions against foreign countries, organizations, entities and/or individuals, may adversely affect the Portfolio's foreign holdings or exposures. Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets, or the imposition of punitive taxes. Governmental actions can have a significant effect on the economic conditions in foreign countries, which also may adversely affect the value and liquidity of the Portfolio's investments. For example, the governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain sectors or industries. In addition, a foreign government may limit or cause delay in the convertibility or repatriation of its currency which would adversely affect the U.S. dollar value and/or liquidity of investments denominated in that currency. Any of these actions could severely affect security prices, impair the Portfolio's ability to purchase or sell foreign securities or transfer the Portfolio's assets back into the U.S., or otherwise adversely affect the Portfolio's operations. Certain foreign investments may become less liquid in response to market developments or adverse investor perceptions, or become illiquid after purchase by the Portfolio, particularly during periods of market turmoil. Certain foreign investments may become illiquid when, for instance, there are few, if any, interested buyers and sellers or when dealers are unwilling to make a market for certain securities. When the Portfolio holds illiquid investments, its portfolio may be harder to value.

In connection with its investments in foreign securities, the Portfolio also may enter into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date. A foreign currency forward exchange contract is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Foreign currency forward exchange contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. In addition, the Portfolio may use cross currency hedging or proxy hedging with respect to currencies in which the Portfolio has or expects to have portfolio or currency exposure. Cross currency hedges involve the sale of one currency against the positive exposure to a different currency and may be used for hedging purposes or to establish an active exposure to the exchange rate between any two currencies. To the extent hedged by the use of foreign currency forward exchange contracts, the precise matching of the foreign currency forward exchange contract amounts and the value of the securities involved will not generally be possible because the future value of such

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securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. Furthermore, such transactions reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is additional risk to the extent that foreign currency forward exchange contracts create exposure to currencies in which the Portfolio's securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Portfolio than if it had not entered into such contracts. The use of foreign currency forward exchange contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract.

Liquidity. The Portfolio's investments may also include privately placed securities, which are subject to resale restrictions. These securities will have the effect of increasing the level of Portfolio illiquidity to the extent the Portfolio may be unable to sell or transfer these securities due to restrictions on transfers or on the ability to find buyers interested in purchasing the securities. Additionally, the market for certain investments deemed liquid at the time of purchase may become illiquid under adverse market or economic conditions. The illiquidity of the market, as well as the lack of publicly available information regarding these securities, may also adversely affect the ability to arrive at a fair value for certain securities at certain times and could make it difficult for the Portfolio to sell certain securities. If the Portfolio is forced to sell an illiquid security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss.

Other Risks. The performance of the Portfolio also will depend on whether or not the Adviser is successful in applying the Portfolio's investment strategies. The Portfolio is also subject to other risks from its permissible investments, including the risks associated with its investments in fixed-income securities, REITs and foreign real estate companies and derivatives. The Portfolio may also invest in securities issued in IPOs. For more information about these risks, see the section of this Prospectus entitled "Additional Risk Information" below.

ADDITIONAL RISK INFORMATION

This section provides additional information relating to the risks of investing in the Portfolio.

Fixed-Income Securities. Fixed-income securities are subject to the risk of the issuer's inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). The historically low interest rate environment increases the risks associated with rising interest rates, including the potential for periods of volatility and increased redemptions. The Portfolio currently faces a heightened level of risk, especially since the Federal Reserve Board has begun tapering its quantitative easing program and may begin to raise rates. The Portfolio is not limited as to the maturities of the securities in which it may invest. Securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. Zero coupon securities (which are purchased at a discount and generally accrue interest, but make no payments until maturity) are typically subject to greater price fluctuations than comparable securities that pay current interest.

REITs and Foreign Real Estate Companies. REITs and foreign real estate companies generally derive their income from rents on the underlying properties or interest on the underlying loans, and their value is impacted by changes in the value of the underlying property or changes in interest rates affecting the underlying loans owned by the REITs and/or foreign real estate companies. REITs and foreign real estate companies are more susceptible to risks associated with the ownership of real estate and the real estate industry in general. These risks can include fluctuations in the value of underlying properties; defaults by borrowers or tenants; market saturation; changes in general and local economic conditions; decreases in market rates for rents; increases in competition, property taxes, capital expenditures or operating expenses; and other economic, political or regulatory occurrences affecting the real estate industry. In addition, REITs and foreign real estate companies depend upon specialized management skills, may not be diversified (which may increase the volatility of a REIT's and/or foreign real estate company's value), may have less trading volume and may be subject to more abrupt or erratic price movements than the overall securities

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market. Foreign real estate companies may be subject to laws, rules and regulations governing those entities and their failure to comply with those laws, rules and regulations could negatively impact the performance of those entities. Operating REITs and foreign real estate companies requires specialized management skills and the Portfolio indirectly bears REIT and foreign real estate company management expenses along with the direct expenses of the Portfolio. REITs may also be subject to heavy cash flow dependency, default by borrowers and self-liquidation. REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Internal Revenue Code of 1986, as amended (the "Code"). REITs are subject to the risk of failing to qualify for tax-free pass-through income under the Code.

Derivatives. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable SEC rules and regulations, or may cause the Portfolio to be more volatile than if the Portfolio had not been leveraged. Although the Adviser seeks to use derivatives to further the Portfolio's investment objective, there is no assurance that the use of derivatives will achieve this result.

The derivative instruments and techniques that the Portfolio may use include:

Futures. A futures contract is a standardized, exchange-traded agreement to buy or sell a specific quantity of an underlying asset, reference rate or index at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures contracts can be highly volatile, using futures contracts can lower total return, and the potential loss from futures contracts can exceed the Portfolio's initial investment in such contracts. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time. There is also the risk of loss by the Portfolio of margin deposits in the event of bankruptcy of a broker with whom the Portfolio has open positions in the futures contract.

Options. If the Portfolio buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or futures contract on the underlying instrument at an agreed-upon price typically in exchange for a premium paid by the Portfolio. If the Portfolio sells an option, it sells to another person the right to buy from or sell to the Portfolio a specific amount of the underlying instrument or futures contract on the underlying instrument at an agreed-upon price typically in exchange for a premium received by the Portfolio. When options are purchased OTC, the Portfolio bears the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. Options may also be illiquid and the Portfolio may have difficulty closing out its position. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well-conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

Swaps. The Portfolio may enter into OTC swap contracts or cleared swap transactions. An OTC swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indices, reference rates, currencies or other instruments. Typically swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a

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net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Portfolio's obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each party. Cleared swap transactions held may reduce counterparty credit risk. In a cleared swap, the Portfolio's ultimate counterparty is a clearinghouse rather than a bank, dealer or other financial institution. OTC swap agreements are not entered into or traded on exchanges and often there is no central clearing or guaranty function for swaps. These OTC swaps are often subject to credit risk or the risk of default or non-performance by the counterparty. Both OTC and cleared swaps could result in losses if interest rate or foreign currency exchange rate or credit quality changes are not correctly anticipated by the Portfolio or if the reference index, security or investments do not perform as expected. The Dodd-Frank Wall Street Reform and Consumer Protection Act and related regulatory developments require the clearing and exchange-trading of certain standardized swap transactions. Mandatory exchange-trading and clearing is occurring on a phased-in basis.

Structured Investments. The Portfolio also may invest a portion of its assets in structured investments. A structured investment is a derivative security designed to offer a return linked to a particular underlying security, currency, commodity or market. Structured investments may come in various forms including notes, warrants and options to purchase securities. The Portfolio will typically use structured investments to gain exposure to a permitted underlying security, currency or market when direct access to a market is limited or inefficient from a tax or cost standpoint. There can be no assurance that structured investments will trade at the same price or have the same value as the underlying security, currency, commodity or market. Investments in structured investments involve risks including issuer risk, counterparty risk and market risk. Holders of structured investments bear risks of the underlying investment and are subject to issuer or counterparty risk because the Portfolio is relying on the creditworthiness of such issuer or counterparty and has no rights with respect to the issuer of the underlying investment. Certain structured investments may be thinly traded or have a limited trading market and may have the effect of increasing the Portfolio's illiquidity to the extent that the Portfolio, at a particular point in time, may be unable to find qualified buyers for these securities.

Shares of IPOs. The Portfolio's purchase of shares issued in IPOs exposes it to the risks associated with companies that have little operating history as public companies, including unseasoned trading, small number of shares available for trading and limited information about the issuer, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers may be volatile, and share prices of newly-public companies have fluctuated significantly over short periods of time. IPOs may produce high, double digit returns. Such returns are highly unusual and may not be sustainable.

FUND MANAGEMENT

MORGAN STANLEY INVESTMENT
MANAGEMENT INC.

The Adviser, together with its affiliated asset management companies, had approximately $373 billion in assets under management or supervision as of December 31, 2013.

The Fund has retained the Adviser—Morgan Stanley Investment Management Inc.—to provide investment advisory services. The Adviser is a wholly-owned subsidiary of Morgan Stanley (NYSE: "MS"), a preeminent global financial services firm engaged in securities trading and brokerage activities, as well as providing investment banking, research and analysis, financing and financial advisory services. The Adviser's address is 522 Fifth Avenue, New York, NY 10036.

The Portfolio is managed by members of the Growth team. The team consists of portfolio managers and analysts. Current members of the team jointly and primarily responsible for the

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day-to-day management of the Portfolio are Dennis P. Lynch, David S. Cohen, Sam G. Chainani, Alexander T. Norton, Jason C. Yeung and Armistead B. Nash.

Mr. Lynch has been associated with the Adviser in an investment management capacity since 1998. Mr. Cohen has been associated with the Adviser in an investment management capacity since 1993. Mr. Chainani has been associated with the Adviser in an investment management capacity since 1996. Mr. Norton has been associated with the Adviser in an investment management capacity since 2000. Messrs. Yeung and Nash have been associated with the Adviser in an investment management capacity since 2002.

Mr. Lynch is the lead portfolio manager of the Portfolio. Messrs. Cohen, Chainani, Norton, Yeung and Nash are co-portfolio managers. Members of the team collaborate to manage the assets of the Portfolio.

The Fund's Statement of Additional Information ("SAI") provides additional information about the portfolio managers' compensation structure, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the Portfolio.

The composition of the team may change from time to time.

The Portfolio pays the Adviser a monthly advisory fee as full compensation for the services and facilities furnished to the Portfolio, and for Portfolio expenses assumed by the Adviser. The fee is based on the Portfolio's average daily net assets. For the fiscal year ended December 31, 2013, the Portfolio paid total investment advisory compensation (net of fee waivers and/or affiliated rebates, if applicable) amounting to 0.42% of the Portfolio's average daily net assets.

Pursuant to an agreement and plan of reorganization between the Fund, on behalf of the Portfolio, and the Fund, on behalf of its Aggressive Equity Portfolio (the "Predecessor Portfolio"), on April 29, 2013, the Portfolio acquired substantially all of the assets and substantially all of the liabilities of the Predecessor Portfolio in exchange for shares of the Portfolio (the "Reorganization"). Morgan Stanley Investment Management Inc., as the Adviser and Administrator, has agreed to reduce its advisory fee, its administration fee, and/or reimburse the Portfolio, if necessary, if such fees would cause the total annual operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), to exceed 0.57%. The fee waivers and/or expense reimbursements will continue for at least two years from the date of the Reorganization or until such time as the Fund's Board of Trustees acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

A discussion regarding the Board of Trustees' approval of the investment advisory agreement is available in the Fund's Semi-Annual Report to Shareholders for the period ended June 30, 2013.

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Shareholder Information

PURCHASES AND SALES OF PORTFOLIO SHARES

Shares are offered on each day that the New York Stock Exchange ("NYSE") is open for business. The Portfolio offers its shares only to insurance company separate accounts that insurance companies establish to fund variable life insurance and/or variable annuity contracts. An insurance company purchases or redeems shares of the Portfolio based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments. The contract prospectus describes how contract owners may allocate, transfer and withdraw amounts to and from separate accounts.

The Portfolio currently does not foresee any disadvantages to variable product contract owners arising out of the fact that the Portfolio offers its shares to separate accounts of various insurance companies that offer variable life insurance and/or variable annuity products. Nevertheless, the Board of Trustees that oversees the Portfolio intends to monitor events to identify any material irreconcilable conflicts that may arise due to these arrangements and to determine what action, if any, should be taken in response.

If the Adviser determines that it is in the best interest of the Portfolio not to pay redemption proceeds in cash, and subject to applicable agreements with life insurance companies and other qualified investors, the Portfolio may pay a portion or all of a redemption by distributing securities held by the Portfolio. Such in-kind securities may be illiquid and difficult or impossible to sell at a time and at a price that a shareholder would like. In addition, shareholders receiving distributions in-kind may incur brokerage costs when subsequently selling shares of those securities.

FREQUENT PURCHASES AND REDEMPTIONS OF SHARES

Frequent purchases and redemptions of shares pursuant to the instructions of insurance company contract owners are referred to as "market-timing" or "short-term trading" and may present risks for other contract owners with long-term interests in the Portfolio, which may include, among other things, dilution in the value of Portfolio shares indirectly held by contract owners with long-term interests in the Portfolio, interference with the efficient management of the Portfolio, increased brokerage and administrative costs, and forcing the Portfolio to hold excess levels of cash.

In addition, the Portfolio is subject to the risk that market-timers and/or short-term traders may take advantage of time zone differences between the foreign markets on which the Portfolio's securities trade and the time the Portfolio's NAV is calculated ("time-zone arbitrage"). For example, a market-timer may submit instructions for the purchase of shares of the Portfolio based on events occurring after foreign market closing prices are established, but before the Portfolio's NAV calculation, that are likely to result in higher prices in foreign markets the following day. The market-timer would submit instructions to redeem the Portfolio's shares the next day, when the Portfolio's share price would reflect the increased prices in foreign markets for a quick profit at the expense of contract owners or participants with long-term interests in the Portfolio.

Investments in other types of securities also may be susceptible to short-term trading strategies. These investments include securities that are, among other things, thinly traded, traded infrequently, or relatively illiquid, which have the risk that the current market price for the securities may not accurately reflect current market values. A contract owner may seek to engage in short-term trading to take advantage of these pricing differences (referred to as "price-arbitrage"). Investments in certain fixed-income securities, such as junk bonds, may be adversely affected by price arbitrage trading strategies.

The Portfolio's policies with respect to valuing portfolio securities are described in the section of this Prospectus entitled "Shareholder Information—Pricing Portfolio Shares" below.

The Fund's Board of Trustees has adopted policies and procedures to discourage frequent purchases and redemptions of Portfolio shares by Portfolio shareholders. Insurance companies generally do not provide specific contract owner transaction instructions to the Portfolio on an ongoing basis. Therefore, to some extent, the Portfolio relies on the insurance companies to monitor frequent short-term trading by contract owners. However, the Portfolio or the Distributor has entered into agreements

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with insurance companies whereby the insurance companies are required to provide certain contract owner identification and transaction information upon the Portfolio's request. The Portfolio may use this information to help identify and prevent market-timing activity in the Portfolio. There can be no assurance that the Portfolio will be able to identify or prevent all market-timing activity.

If the Portfolio identifies suspected market-timing activity, the insurance company will be contacted and asked to take steps to prevent further market-timing activity (e.g., sending warning letters or blocking frequent trading by underlying contract owners). Insurance companies may be prohibited by the terms of the underlying insurance contract from restricting short-term trading of mutual fund shares by contract owners, thereby limiting the ability of such insurance company to implement remedial steps to prevent market-timing activity in the Portfolio. If the insurance company is unwilling or unable to take remedial steps to discourage or prevent frequent trading, or does not take action promptly, certain contract owners may be able to engage in frequent trading to the detriment of contract owners with long-term interests in the Portfolio. If the insurance company refuses to take remedial action, or takes action that the Portfolio deems insufficient, a determination will be made whether it is appropriate to terminate the relationship with such insurance company.

PRICING PORTFOLIO SHARES

The price of Portfolio shares, called NAV, is based on the value of its portfolio securities.

The NAV per share of the Portfolio is calculated once daily at the NYSE close (normally 4:00 p.m. Eastern time) on each day that the NYSE is open. Shares will not be priced on days that the NYSE is closed.

The value of the Portfolio's securities is based on the securities' market price when available. When a market price is not readily available, including circumstances under which the Adviser determines that a security's market price is not accurate, a portfolio security is valued at its fair value, as determined under procedures established by the Fund's Board of Trustees.

In addition, with respect to securities that primarily are listed on foreign exchanges, when an event occurs after the close of such exchanges that is likely to have changed the value of the securities (e.g., a percentage change in value of one or more U.S. securities indices in excess of specified thresholds), such securities will be valued at their fair value, as determined under procedures established by the Fund's Board of Trustees. Securities also may be fair valued in the event of a significant development affecting a country or region or an issuer-specific development, which is likely to have changed the value of the security. In these cases, the Portfolio's NAV will reflect certain portfolio securities' fair value rather than their market price. Fair value pricing involves subjective judgment and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security. With respect to securities that are primarily listed on foreign exchanges, the value of the Portfolio's securities may change on days when shareholders will not be able to purchase or sell their shares.

To the extent the Portfolio invests in open-end management companies that are registered under the Investment Company Act of 1940, as amended, the Portfolio's NAV is calculated based upon the NAV of such funds. The prospectuses for such funds explain the circumstances under which they will use fair value pricing and its effects.

An exception to the general policy of using market prices concerns the Portfolio's short-term debt portfolio securities. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost. However, if the cost does not reflect the securities' market value, these securities will be valued at their fair value.

DISTRIBUTIONS

The Portfolio passes substantially all of its earnings from income and capital gains along to its investors as "distributions." The Portfolio earns income from stocks and interest from fixed-income investments. These amounts are passed along to Portfolio shareholders as "income dividend distributions." The Portfolio realizes capital gains whenever it sells securities for a higher price than it paid for them. These amounts may be passed along as "capital gains distributions."

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Dividends from net investment income and capital gains distributions, if any, are declared and paid at least once per year.

TAX CONSEQUENCES

For information concerning the federal income tax consequences to holders of the underlying variable annuity or variable life insurance contracts, see the accompanying contract prospectus.

PORTFOLIO HOLDINGS INFORMATION

A description of the Fund's policies and procedures with respect to the disclosure of the Portfolio's securities is available in the Fund's SAI.

ADDITIONAL INFORMATION

The Adviser and/or Distributor may pay compensation (out of their own funds and not as an expense of the Portfolio) to certain insurance companies or their affiliates, in connection with various fund-related administrative services that the insurance companies provide in connection with the issuance of their variable annuity contracts. Such compensation may be significant in amount and the prospect of receiving any such additional compensation may provide such insurance companies with an incentive to favor shares of the Portfolio as an underlying investment choice for its separate accounts over other investment options. For more information, please see the Fund's SAI.

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Financial Highlights

The financial highlights table is intended to help you understand the financial performance of the Portfolio's Class X shares for the past five years. Certain information reflects financial results for a single Portfolio share throughout each period. The total returns in the table represent the rate an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). The ratio of expenses to average net assets listed in the table below is based on the average net assets of the Portfolio for each of the periods listed in the table. To the extent that the Portfolio's average net assets decrease over the Portfolio's next fiscal year, such expense ratios can be expected to increase, potentially significantly, because certain fixed costs will be spread over a smaller amount of assets.

This information for the years ended December 31, 2013, December 31, 2012 and December 31, 2011 has been audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the Portfolio's financial statements, is incorporated by reference in the SAI from the Fund's annual report, which is available upon request. The financial highlights for each of the years in the two-year period ended December 31, 2010 have been audited by another independent registered public accounting firm.

Further information about the performance of the Portfolio is contained in its annual report to shareholders. See the accompanying contract prospectus for either the variable annuity or the variable life contract issued by your insurance company for a description of charges which are applicable thereto. These charges are not reflected in the financial highlights below. Inclusion of any of these charges would reduce the total return figures for all periods shown.

For the Year Ended December 31	2013		2012		2011		2010^		2009^
Selected Per Share Data:
Net asset value beginning of period	$41.01		$37.31		$40.07		$31.42		$18.41
Net investment income (loss)(a)	(0.03)		0.20		0.01		0.06		0.11
Net realized and unrealized gain (loss)	20.55		4.40		(2.70)		8.65		12.99
Total from investment operations	20.52		4.60		(2.69)		8.71		13.10
Dividends to shareholders	(0.20)		—		(0.07)		(0.06)		(0.09)
Distributions to shareholders	(0.66)		(0.90)		—		—		—
Total dividends and distributions	(0.86)		(0.90)		(0.07)		(0.06)		(0.09)
Net asset value end of period	$60.67		$41.01		$37.31		$40.07		$31.42
Total Return(b)	50.76%		12.37%		(6.74)%		27.76%		71.32%
Ratio to Average Net Assets:(c)
Expenses	0.57	%(d)	0.58	%(d)	0.56	%(d)	0.58	%(d)	0.55	%(d)
Net investment income (loss)	(0.06	)%(d)	0.48	%(d)	0.03	%(d)	0.19	%(d)	0.44	%(d)
Rebate from Morgan Stanley affiliate	0.00	%(e)	0.00	%(e)	0.00	%(e)	0.00	%(e)	0.00	%(e)
Supplemental Data:
Net assets end of period (000's)	$223,689		$164,917		$173,284		$220,553		$202,279
Portfolio turnover rate	34%		44%		24%		29%		23%

^  Beginning with the year ended December 31, 2011, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

(a)  The per share amounts were computed using an average number of shares outstanding during the period.

(b)  Calculated based on the net asset value as of the last business day of the period. Performance shown does not reflect fees and expenses imposed by your insurance company. If performance information included the effect of these additional charges, the total returns would be lower.

(c)  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

(d)  The ratios reflect the rebate of certain Portfolio expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

(e)  Amount is less than 0.005%.

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Morgan Stanley Variable Investment Series

  ADDITIONAL INFORMATION ABOUT THE PORTFOLIO'S INVESTMENTS is available in the Fund's Annual and Semi-Annual Reports to Shareholders. In the Fund's Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during its last fiscal year. The Fund's Statement of Additional Information also provides additional information about the Portfolio. The Statement of Additional Information is incorporated herein by reference (legally is part of this Prospectus). For a free copy of the Fund's Annual Report, Semi-Annual Report or Statement of Additional Information, to request information about the Portfolio or to make shareholder inquiries, please call toll-free (800) 548-7786. Free copies of these documents are also available from our Internet site at: www.morganstanley.com/im.

  YOU ALSO MAY OBTAIN INFORMATION ABOUT THE FUND BY CALLING your Morgan Stanley Financial Advisor or by visiting our Internet site.

  INFORMATION ABOUT THE FUND (including the Statement of Additional Information) can be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. Shareholder reports and other information about the Fund and the Portfolio are available on the EDGAR Database on the SEC's Internet site at: http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-1520.

(THE FUND'S INVESTMENT COMPANY ACT FILE NO. IS 811-3692)

PROSPECTUS ■ MAY 1, 2014

VARIABLE INVESTMENT SERIES

THE EUROPEAN EQUITY PORTFOLIO

Class X

Morgan Stanley Variable Investment Series is a mutual fund comprised of five separate portfolios, each with its own distinct investment objective(s) and policies. In this Prospectus, shares of the European Equity Portfolio (the "Portfolio") are being offered.

Shares of the Portfolio are sold exclusively to certain life insurance companies in connection with particular variable life insurance and/or variable annuity contracts they issue. The insurance companies invest in shares of the Portfolio in accordance with instructions received from owners of variable life insurance or variable annuity contracts.

This Prospectus must be accompanied by a current prospectus for the variable life insurance and/or variable annuity contract issued by your insurance company.

The Securities and Exchange Commission ("SEC") has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Contents

Portfolio Summary	INVESTMENT OBJECTIVE	1
	FEES AND EXPENSES OF THE PORTFOLIO	1
	PORTFOLIO TURNOVER	1
	PRINCIPAL INVESTMENT STRATEGIES	1
	PRINCIPAL RISKS	2
	PAST PERFORMANCE	2
	FUND MANAGEMENT	3
	PURCHASE AND SALE OF PORTFOLIO SHARES	3
	TAX INFORMATION	3
	PAYMENTS TO INSURANCE COMPANIES AND OTHER FINANCIAL INTERMEDIARIES	3
Portfolio Details	ADDITIONAL INFORMATION ABOUT THE PORTFOLIO'S INVESTMENT OBJECTIVE, STRATEGIES AND RISKS	4
	FUND MANAGEMENT	10
Shareholder Information	PURCHASES AND SALES OF PORTFOLIO SHARES	12
	FREQUENT PURCHASES AND REDEMPTIONS OF SHARES	12
	PRICING PORTFOLIO SHARES	13
	DISTRIBUTIONS	13
	TAX CONSEQUENCES	14
	PORTFOLIO HOLDINGS INFORMATION	14
	ADDITIONAL INFORMATION	14
Financial Highlights		15

This Prospectus contains important information about the European Equity Portfolio and the Morgan Stanley Variable Investment Series. Please read it carefully and keep it for future reference.

Portfolio Summary

Investment Objective

The Portfolio seeks to maximize the capital appreciation of its investments.

Fees and Expenses of the Portfolio

The table below describes the fees and expenses that you may pay if you buy and hold Class X shares of the Portfolio. Total Annual Portfolio Operating Expenses in the table and the Example below do not reflect the impact of any charges by your insurance company. If they did, expenses would be higher.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Advisory Fee	0.87%
Distribution (12b-1) Fee	None
Other Expenses	0.35%
Total Annual Portfolio Operating Expenses*	1.22%
Fee Waiver and/or Expense Reimbursement*	0.22%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement*	1.00%

Example

The example below is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio, your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expenses Over Time
1 Year	3 Years	5 Years	10 Years
$102	$318	$552	$1,225

*  The Portfolio's "Adviser" and "Administrator," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee, its administration fee and/or reimburse the Portfolio so that Total Annual Portfolio Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.00%. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund's Board of Trustees acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Total Annual Portfolio Operating Expenses or in the Example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 10% of the average value of its portfolio.

Principal Investment Strategies

The Portfolio will normally invest at least 80% of its assets in equity securities of companies located in European countries. European countries are defined as countries included in the Morgan Stanley Capital International MSCI Europe Index (the "MSCI Europe Index"). A company is considered to be located in Europe if (i) it is organized under the laws of a European country and has a principal office in a European country; (ii) it derives at least 50% of its total revenues from businesses in Europe; or (iii) its equity securities are traded principally on a stock exchange in Europe. The Portfolio may also invest in emerging market or developing countries.

The Portfolio invests principally in common stocks and other equity securities (which may include depositary receipts and convertible securities).

The Adviser and/or "Sub-Adviser," Morgan Stanley Investment Management Limited, utilize bottom up fundamental research to identify companies that they believe have long-term growth potential and/or relatively attractive valuations.

The Portfolio may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. The Portfolio's use of derivatives may involve the purchase and sale of derivative instruments such as futures, options, swaps, contracts for difference ("CFDs") and other related instruments and techniques. The Portfolio may utilize foreign currency forward exchange contracts, which are also derivatives, in connection with its investments in foreign securities. These derivative instruments will be counted toward the Portfolio's 80% policy discussed above to the extent they have economic characteristics similar to the securities included within that policy.

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1

Principal Risks

There is no assurance that the Portfolio will achieve its investment objective and you can lose money investing in this Portfolio. The principal risks of investing in the Portfolio include:

• Common Stock and Other Equity Securities. In general, prices of common stock and other equity securities are more volatile than those of fixed-income securities. The prices of common stock and other equity securities fluctuate, and sometimes widely fluctuate, in response to activities specific to the issuer of the security as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions. To the extent that the Portfolio invests in convertible securities, and the convertible security's investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

• European Investments. Adverse political, social or economic developments in Europe, or in a particular European country, could cause a substantial decline in the value of the Portfolio. In addition, because the Portfolio's investments are concentrated in Europe, the Portfolio's performance may be more volatile than if the Portfolio held a more geographically diversified set of investments. The European financial markets have been experiencing increased volatility due to concerns over rising government debt levels and credit rating downgrades of sovereign debt of several European countries and these events may continue to significantly affect all of Europe. Furthermore, events and evolving conditions in certain European countries have greatly increased market volatility due to concerns about rising unemployment, tight fiscal and monetary controls imposed on member countries of the European Economic and Monetary Union, and uncertainty about the future use of the Euro as a common currency.

• Foreign and Emerging Market Securities. Investments in foreign markets entail special risks such as currency, political, economic and market risks. There also may be greater market volatility, less reliable financial information, higher transaction and custody costs, decreased market liquidity and less government and exchange regulation associated with investments in foreign markets. In addition, investments in certain foreign markets, which have historically been considered stable, may become more volatile and subject to increased risk due to ongoing developments and changing conditions in such markets. Moreover, the growing interconnectivity of global economies and financial markets has increased the probability that adverse developments and conditions in one country or region will affect the stability of economies and financial markets in other countries or regions. The risks of investing in emerging market countries are greater than risks associated with investments in foreign developed countries. In addition, the

Portfolio's investments may be denominated in foreign currencies and therefore, to the extent unhedged, the value of the investment will fluctuate with the U.S. dollar exchange rates. To the extent hedged by the use of foreign currency forward exchange contracts, the precise matching of the foreign currency forward exchange contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. There is additional risk that such transactions reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken and that foreign currency forward exchange contracts create exposure to currencies in which the Portfolio's securities are not denominated. The use of foreign currency forward exchange contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract.

• Liquidity. The Portfolio's investments in illiquid securities may entail greater risk than investments in publicly traded securities. These securities may be more difficult to sell, particularly in times of market turmoil. Additionally, the market for certain investments deemed liquid at the time of purchase may become illiquid under adverse market or economic conditions. Illiquid securities may be more difficult to value. If the Portfolio is forced to sell an illiquid security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss.

• Derivatives. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the other party to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates and risks that the transactions may not be liquid. Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss.

Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Past Performance

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class X shares from year-to-year and by showing how the average annual returns of the Portfolio's Class X shares for the one, five and 10 year periods compare with those of a broad measure of market performance over time. This performance information does not include the impact of any charges deducted by your insurance company. If it did, returns

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would be lower. The Portfolio's past performance is not necessarily an indication of how the Portfolio will perform in the future.

Annual Total Returns—Calendar Years

High Quarter	9/30/10:	21.85%
Low Quarter	9/30/11:	–21.75%

Average Annual Total Returns For Periods Ended December 31, 2013

	Past 1 Year	Past 5 Years	Past 10 Years
European Equity Portfolio	27.50%	13.33%	7.05%
MSCI Europe Index (reflects no deduction for fees, expenses, or taxes)[1]	25.23%	13.36%	7.28%

(1)  The Morgan Stanley Capital International (MSCI) Europe Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe. The term "free float" represents the portion of shares outstanding that are deemed to be available for purchase in the public equity markets by investors. The performance of the Index is listed in U.S. dollars and assumes reinvestment of net dividends. It is not possible to invest directly in an index.

Fund Management

Adviser. Morgan Stanley Investment Management Inc.

Sub-Adviser. Morgan Stanley Investment Management Limited.

Portfolio Managers. The Portfolio is managed by members of the European Equity team. Information about the members jointly and primarily responsible for the day-to-day management of the Portfolio is shown below:

Name	Title with Sub-Adviser	Date Began Managing Portfolio
Matthew Leeman	Managing Director	December 2006
Riccardo Bindi	Executive Director	December 2006
Jonathan Day	Executive Director	December 2006
Jaymeen Patel	Executive Director	April 2010*

*  Joined the European Equity team in December 2006 as a research analyst.

Purchase and Sale of Portfolio Shares

This Prospectus offers Class X shares of the European Equity Portfolio. The Portfolio also offers Class Y shares of the Portfolio through a separate prospectus. Class Y shares are subject to different expenses. For eligibility information, contact your insurance company.

Portfolio shares will be sold at the next price calculated after we receive the redemption request on your behalf.

The Portfolio offers its shares only to insurance companies' separate accounts that insurance companies establish to fund variable life insurance and/or variable annuity contracts. An insurance company purchases or redeems shares of the Portfolio based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments. The contract prospectus describes how contract owners may allocate, transfer and withdraw amounts to, and from, separate accounts.

For more information, please refer to the section of this Prospectus entitled "Shareholder Information—Purchases and Sales of Portfolio Shares."

Tax Information

Special tax rules apply to life insurance companies, variable annuity contracts and variable life insurance contracts. For information on federal income taxation of a life insurance company with respect to its receipt of distributions from the Portfolio and federal income taxation of owners of variable annuity or variable life insurance contracts, see the accompanying contract prospectus.

Payments to Insurance Companies and
Other Financial Intermediaries

If you purchase Portfolio shares through an insurance company or other financial intermediary (such as a bank), the Adviser and/or the Portfolio's "Distributor," Morgan Stanley Distribution, Inc., may pay the financial intermediary for the sale of Portfolio shares and related services. These payments, which may be significant in amount, may create a conflict of interest by influencing the insurance company or other financial intermediary and your salesperson to recommend one variable annuity contract over another or be a factor in an insurance company's decision to include the Portfolio as an underlying investment option in its variable insurance products. Ask your salesperson or visit your insurance company's or other financial intermediary's web site for more information.

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Portfolio Details

ADDITIONAL INFORMATION ABOUT THE PORTFOLIO'S INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

INVESTMENT OBJECTIVE

The Portfolio seeks to maximize the capital appreciation of its investments.

PRINCIPAL INVESTMENT STRATEGIES

CAPITAL APPRECIATION

An investment objective having the goal of selecting securities with the potential to rise in price rather than pay out dividend income.

The Portfolio will normally invest at least 80% of its assets in equity securities issued by issuers located in European countries. European countries are defined as countries included in the MSCI Europe Index. A company is considered to be located in Europe if (i) it is organized under the laws of a European country and has a principal office in a European country; (ii) it derives at least 50% of its total revenues from businesses in Europe; or (iii) its equity securities are traded principally on a stock exchange in Europe. The Portfolio may also invest in emerging market or developing countries. The Portfolio may also use derivative instruments as discussed herein. These derivative instruments will be counted toward the Portfolio's 80% policy discussed above to the extent they have economic characteristics similar to the securities included within that policy.

The Portfolio invests principally in common stocks and other equity securities (which may include depositary receipts and convertible securities).

The Adviser and/or Sub-Adviser utilize bottom up fundamental research to identify companies that they believe have long-term growth potential and/or relatively attractive valuations.

Common stock is a share ownership or equity interest in a corporation. It may or may not pay dividends, as some companies reinvest all of their profits back into their businesses, while others pay out some of their profits to shareholders as dividends. A depositary receipt is generally issued by a bank or financial institution and represents the common stock or other equity securities of a foreign company.

The Portfolio may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. The Portfolio's use of derivatives may involve the purchase and sale of derivative instruments such as futures, options, swaps, CFDs and other related instruments and techniques. The Portfolio may also use foreign currency forward exchange contracts, which are also derivatives, in connection with its investments in foreign securities.

In pursuing the Portfolio's investment objective, the Adviser and/or Sub-Adviser have considerable leeway in deciding which investments they buy, hold or sell on a day-to-day basis and which trading strategies they use. For example, the Adviser and/or Sub-Adviser in their discretion may determine to use some permitted trading strategies while not using others.

ADDITIONAL INVESTMENT STRATEGY INFORMATION

This section provides additional information relating to the Portfolio's investment strategies.

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Other Investments. The Portfolio may invest up to 20% of its assets in fixed-income securities (including zero coupon securities) issued or guaranteed by European governments and in equity, government and convertible securities of issuers not located in Europe. The Portfolio may also invest in real estate investment trusts (commonly known as "REITs") and foreign real estate companies.

Fixed-Income Securities. Fixed-income securities are debt securities such as bonds, notes or commercial paper. The issuer of the debt security borrows money from the investor who buys the security. Most debt securities pay either fixed or adjustable rates of interest at regular intervals until they mature, at which point investors get their principal back. The Portfolio's fixed-income investments may include zero coupon securities, which are purchased at a discount and generally accrue interest, but make no interest payments until maturity.

REITs and Foreign Real Estate Companies. The Portfolio may invest in REITs and foreign real estate companies, which are similar to entities organized and operated as REITs in the United States. REITs and foreign real estate companies pool investors' funds for investments primarily in real estate properties or real estate-related loans. They may also include, among other businesses, real estate developers, brokers and operating companies whose products and services are significantly related to the real estate industry such as building suppliers and mortgage lenders.

Defensive Investing. The Portfolio may take temporary "defensive" positions in attempting to respond to adverse market, economic, political or other conditions. The Portfolio may invest any amount of its assets in cash, cash equivalents or other fixed-income securities in a defensive posture that may be inconsistent with its principal investment strategies when the Adviser and/or Sub-Adviser believes it advisable to do so. Although taking a defensive posture is designed to protect the Portfolio from an anticipated market downturn, it could have the effect of reducing the benefit from any upswing in the market. When the Portfolio takes a defensive position, it may not achieve its investment objective.

* * *

The percentage limitations relating to the composition of the Portfolio apply at the time the Portfolio acquires an investment. Subsequent percentage changes that result from market fluctuations generally will not require the Portfolio to sell any portfolio security. However, the Portfolio may be required to reduce its borrowings, if any, in response to fluctuations in the value of such holdings. The Portfolio may change its principal investment strategies without shareholder approval; however, you would be notified of any changes.

PRINCIPAL RISKS

There is no assurance that the Portfolio will achieve its investment objective. The Portfolio's share price and return will fluctuate with changes in the market value of its portfolio securities. When you sell Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio.

Common Stock and Other Equity Securities. A principal risk of investing in the Portfolio is associated with its common stock and other equity investments. In general, prices of common stock and other equity securities are more volatile than those of fixed-income securities. The prices of common stock and other equity securities can fluctuate, and sometimes widely fluctuate, in response to activities specific to the issuer of the security as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions.

Investments in convertible securities subject the Portfolio to the risks associated with both fixed-income securities and common stocks. To the extent that a convertible security's investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise, as with a fixed-income security. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security. A portion of the Portfolio's convertible investments may be rated below investment grade.

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European Investments. A principal risk factor associated with investment in the Portfolio relates to the Portfolio's investments in Europe. In particular, adverse political, social or economic developments in Europe, or in a particular European country, could cause a substantial decline in the value of the Portfolio. In addition, because the Portfolio's investments are concentrated in Europe, the Portfolio's performance may be more volatile than if the Portfolio held a more geographically diversified set of investments. The European financial markets have been experiencing increased volatility due to concerns over rising government debt levels and credit rating downgrades of sovereign debt of several European countries and these events may continue to significantly affect all of Europe. Furthermore, events and evolving conditions in certain European countries have greatly increased market volatility due to concerns about rising unemployment, tight fiscal and monetary controls imposed on member countries of the European Economic and Monetary Union, and uncertainty about the future use of the Euro as a common currency. Ongoing concerns over the rising debt levels of certain European countries could further stress the European banking system and potentially lead to a default or breakup of the Euro, which would pose special challenges for the financial markets. Such an event could lead to exchange controls or market closures, and negatively impact the Portfolio's ability to settle trades, convert Euros into U.S. dollars, or assign values to its European securities.

Foreign and Emerging Market Securities. The Portfolio's investments in foreign securities involve risks that are in addition to the risks associated with domestic securities. One additional risk is currency risk. While the price of Portfolio shares is quoted in U.S. dollars, the Portfolio may convert U.S. dollars to a foreign market's local currency to purchase a security in that market. If the value of that local currency falls relative to the U.S. dollar, the U.S. dollar value of the foreign security will decrease. This is true even if the foreign security's local price remains unchanged.

Foreign securities also have risks related to economic and political developments abroad, including expropriations, confiscatory taxation, exchange control regulation, limitations on the use or transfer of Portfolio assets and any effects of foreign social, economic or political instability. Foreign companies, in general, are not subject to the regulatory requirements of U.S. companies and, as such, there may be less publicly available information about these companies. Moreover, foreign accounting, auditing and financial reporting standards generally are different from those applicable to U.S. companies. Finally, in the event of a default of any foreign debt obligations, it may be more difficult for the Fund to obtain or enforce a judgment against the issuers of the securities.

Securities of foreign issuers may be less liquid than comparable securities of U.S. issuers and, as such, their price changes may be more volatile. In addition, the prices of such securities may be susceptible to influence by large traders, due to the limited size of many foreign securities markets. Moreover, investments in certain foreign markets, which have historically been considered stable, may become more volatile and subject to increased risk due to ongoing developments and changing conditions in such markets. Also, the growing interconnectivity of global economies and financial markets has increased the probability that adverse developments and conditions in one country or region will affect the stability of economies and financial markets in other countries or regions. Furthermore, foreign exchanges and broker-dealers are generally subject to less government and exchange scrutiny and regulation than their U.S. counterparts. In addition, differences in clearance and settlement procedures in foreign markets may cause delays in settlement of the Portfolio's trades effected in those markets and could result in losses to the Portfolio due to subsequent declines in the value of the securities subject to the trades.

Investments in sovereign debt are subject to the risk that a government entity may delay or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position to its economy or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting on a sovereign debt that a government does not pay or bankruptcy proceeding by which all or part of the sovereign debt that a government entity has not repaid may be collected.

The foreign securities in which the Portfolio may invest may be issued by issuers located in emerging market or developing countries. Compared to the United States and other developed countries, emerging market or developing countries may have

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relatively unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Securities issued by issuers located in these countries tend to be especially volatile and may be less liquid than securities traded in developed countries. In the past, securities in these countries have been characterized by greater potential loss than securities of companies located in developed countries.

Depositary receipts involve many of the same risks as those associated with direct investment in foreign securities. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities.

Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, entities and/or individuals, changes in international trading patterns, trade barriers, and other protectionist or retaliatory measures. Economic sanctions could, among other things, effectively restrict or eliminate the Portfolio's ability to purchase or sell securities or groups of securities for a substantial period of time, and may make the Portfolio's investments in such securities harder to value. International trade barriers or economic sanctions against foreign countries, organizations, entities and/or individuals, may adversely affect the Portfolio's foreign holdings or exposures. Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets, or the imposition of punitive taxes. Governmental actions can have a significant effect on the economic conditions in foreign countries, which also may adversely affect the value and liquidity of the Portfolio's investments. For example, the governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain sectors or industries. In addition, a foreign government may limit or cause delay in the convertibility or repatriation of its currency which would adversely affect the U.S. dollar value and/or liquidity of investments denominated in that currency. Any of these actions could severely affect security prices, impair the Portfolio's ability to purchase or sell foreign securities or transfer the Portfolio's assets back into the U.S., or otherwise adversely affect the Portfolio's operations. Certain foreign investments may become less liquid in response to market developments or adverse investor perceptions, or become illiquid after purchase by the Portfolio, particularly during periods of market turmoil. Certain foreign investments may become illiquid when, for instance, there are few, if any, interested buyers and sellers or when dealers are unwilling to make a market for certain securities. When the Portfolio holds illiquid investments, its portfolio may be harder to value.

In connection with its investments in foreign securities, the Portfolio also may enter into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date. A foreign currency forward exchange contract is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Foreign currency forward exchange contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. In addition, the Portfolio may use cross currency hedging or proxy hedging with respect to currencies in which the Portfolio has or expects to have portfolio or currency exposure. Cross currency hedges involve the sale of one currency against the positive exposure to a different currency and may be used for hedging purposes or to establish an active exposure to the exchange rate between any two currencies. To the extent hedged by the use of foreign currency forward exchange contracts, the precise matching of the foreign currency forward exchange contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. Furthermore, such transactions reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is additional risk to the extent that foreign currency forward exchange contracts create exposure to currencies in which the Portfolio's securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Portfolio than if it had not entered into such contracts. The use of foreign currency forward exchange contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract.

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Liquidity. The Portfolio's investments in illiquid securities may entail greater risk than investments in publicly traded securities. These securities may be more difficult to sell, particularly in times of market turmoil. Additionally, the market for certain investments deemed liquid at the time of purchase may become illiquid under adverse market or economic conditions. Illiquid securities may be more difficult to value. If the Portfolio is forced to sell an illiquid security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss.

Derivatives. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable SEC rules and regulations, or may cause the Portfolio to be more volatile than if the Portfolio had not been leveraged. Although the Adviser and/or Sub-Adviser seek to use derivatives to further the Portfolio's investment objective, there is no assurance that the use of derivatives will achieve this result.

The derivative instruments and techniques that the Portfolio may use include:

Futures. A futures contract is a standardized, exchange-traded agreement to buy or sell a specific quantity of an underlying asset, reference rate or index at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures contracts can be highly volatile, using futures contracts can lower total return, and the potential loss from futures contracts can exceed the Portfolio's initial investment in such contracts. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time. There is also the risk of loss by the Portfolio of margin deposits in the event of bankruptcy of a broker with whom the Portfolio has open positions in the futures contract.

Options. If the Portfolio buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or futures contract on the underlying instrument at an agreed-upon price typically in exchange for a premium paid by the Portfolio. If the Portfolio sells an option, it sells to another person the right to buy from or sell to the Portfolio a specific amount of the underlying instrument or futures contract on the underlying instrument at an agreed-upon price typically in exchange for a premium received by the Portfolio. When options are purchased over-the-counter ("OTC"), the Portfolio bears the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. Options may also be illiquid and the Portfolio may have difficulty closing out its position. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well-conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

Swaps. The Portfolio may enter into OTC swap contracts or cleared swap transactions. An OTC swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indices, reference rates, currencies or other instruments.

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Typically swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Portfolio's obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each party. Cleared swap transactions held may reduce counterparty credit risk. In a cleared swap, the Portfolio's ultimate counterparty is a clearinghouse rather than a bank, dealer or other financial institution. OTC swap agreements are not entered into or traded on exchanges and often there is no central clearing or guaranty function for swaps. These OTC swaps are often subject to credit risk or the risk of default or non-performance by the counterparty. Both OTC and cleared swaps could result in losses if interest rate or foreign currency exchange rate or credit quality changes are not correctly anticipated by the Portfolio or if the reference index, security or investments do not perform as expected. The Dodd-Frank Wall Street Reform and Consumer Protection Act and related regulatory developments require the clearing and exchange-trading of certain standardized swap transactions. Mandatory exchange-trading and clearing is occurring on a phased-in basis.

CFDs. A CFD is a privately negotiated contract between two parties, buyer and seller, stipulating that the seller will pay to or receive from the buyer the difference between the nominal value of the underlying instrument at the opening of the contract and that instrument's value at the end of the contract. The underlying instrument may be a single security, stock basket or index. A CFD can be set up to take either a short or long position on the underlying instrument. The buyer and seller are both required to post margin, which is adjusted daily. The buyer will also pay to the seller a financing rate on the notional amount of the capital employed by the seller less the margin deposit. In addition to the general risks of derivatives, CFDs may be subject to liquidity risk and counterparty risk.

Other Risks. The performance of the Portfolio also will depend on whether or not the Adviser and/or Sub-Adviser are successful in applying the Portfolio's investment strategies. The Portfolio is also subject to other risks from its permissible investments, including the risks associated with its investments in fixed-income securities, REITs and foreign real estate companies. For more information about these risks, see the section of this Prospectus entitled "Additional Risk Information" below.

ADDITIONAL RISK INFORMATION

This section provides additional information relating to the risks of investing in the Portfolio.

Fixed-Income Securities. Fixed-income securities are subject to the risk of the issuer's inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). The historically low interest rate environment increases the risks associated with rising interest rates, including the potential for periods of volatility and increased redemptions. The Portfolio currently faces a heightened level of risk, especially since the Federal Reserve Board has begun tapering its quantitative easing program and may begin to raise rates. The Portfolio is not limited as to the maturities of the securities in which it may invest. Securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. Zero coupon securities (which are purchased at a discount and generally accrue interest, but make no payments until maturity) are typically subject to greater price fluctuations than comparable securities that pay current interest.

REITs and Foreign Real Estate Companies. REITs and foreign real estate companies generally derive their income from rents on the underlying properties or interest on the underlying loans, and their value is impacted by changes in the value of the underlying property or changes in interest rates affecting the underlying loans owned by the REITs and/or foreign real estate companies. REITs and foreign real estate companies are more susceptible to risks associated with the ownership of real estate and the real estate industry in general. These risks can include fluctuations in the value of underlying properties; defaults by borrowers or tenants; market saturation; changes in general and local economic conditions; decreases in market rates for rents;

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increases in competition, property taxes, capital expenditures or operating expenses; and other economic, political or regulatory occurrences affecting the real estate industry. In addition, REITs and foreign real estate companies depend upon specialized management skills, may not be diversified (which may increase the volatility of a REIT's and/or foreign real estate company's value), may have less trading volume and may be subject to more abrupt or erratic price movements than the overall securities market. Foreign real estate companies may be subject to laws, rules and regulations governing those entities and their failure to comply with those laws, rules and regulations could negatively impact the performance of those entities. Operating REITs and foreign real estate companies requires specialized management skills and the Portfolio indirectly bears REIT and foreign real estate company management expenses along with the direct expenses of the Portfolio. REITs may also be subject to heavy cash flow dependency, default by borrowers and self-liquidation. REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Internal Revenue Code of 1986, as amended (the "Code"). REITs are subject to the risk of failing to qualify for tax-free pass-through income under the Code.

FUND MANAGEMENT

MORGAN STANLEY INVESTMENT MANAGEMENT INC.

The Adviser, together with its affiliated asset management companies, had approximately $373 billion in assets under management or supervision as of December 31, 2013.

The Fund has retained the Adviser—Morgan Stanley Investment Management Inc.—to provide investment advisory services. The Adviser is a wholly-owned subsidiary of Morgan Stanley (NYSE: "MS"), a preeminent global financial services firm engaged in securities trading and brokerage activities, as well as providing investment banking, research and analysis, financing and financial advisory services. The Adviser's address is 522 Fifth Avenue, New York, NY 10036.

The Adviser has entered into a sub-advisory agreement with Morgan Stanley Investment Management Limited, located at 25 Cabot Square, Canary Wharf, London, E14 4QA, England. The Sub-Adviser is a wholly owned subsidiary of Morgan Stanley. The Sub-Adviser provides the Portfolio with investment advisory services subject to the overall supervision of the Adviser and the Fund's Officers and Trustees. The Adviser pays the Sub-Adviser on a monthly basis a portion of the net advisory fees the Adviser receives from the Portfolio.

The Portfolio is managed by members of the European Equity team. The team consists of portfolio managers and analysts. Current members of the team jointly and primarily responsible for the day-to-day management of the Portfolio are Matthew Leeman, Riccardo Bindi, Jonathan Day and Jaymeen Patel.

Messrs. Leeman, Bindi, Day and Patel have been associated with the Sub-Adviser in an investment management capacity since December 2006. Mr. Leeman is the lead manager of the Portfolio. All members collaborate to manage the assets for the Portfolio. Messrs. Leeman, Bindi, Day and Patel are responsible for the execution of the overall strategy of the Portfolio.

The Fund's Statement of Additional Information ("SAI") provides additional information about the portfolio managers' compensation structure, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the Portfolio.

The composition of the team may change from time to time.

The Portfolio pays the Adviser a monthly advisory fee as full compensation for the services and facilities furnished to the Portfolio, and for Portfolio expenses assumed by the Adviser. The fee is

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based on the Portfolio's average daily net assets. For the fiscal year ended December 31, 2013, the Portfolio paid total investment advisory compensation (net of fee waivers and/or affiliated rebates, if applicable) amounting to 0.65% of the Portfolio's average daily net assets.

Morgan Stanley Investment Management Inc., as the Adviser and Administrator, has agreed to reduce its advisory fee, its administration fee, and/or reimburse the Portfolio, if necessary, if such fees would cause the total annual operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), to exceed 1.00%. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund's Board of Trustees acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

A discussion regarding the Board of Trustees' approval of the investment advisory agreement and sub-advisory agreement is available in the Fund's Semi-Annual Report to Shareholders for the period ended June 30, 2013.

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Shareholder Information

PURCHASES AND SALES OF PORTFOLIO SHARES

Shares are offered on each day that the New York Stock Exchange ("NYSE") is open for business. The Portfolio offers its shares only to insurance company separate accounts that insurance companies establish to fund variable life insurance and/or variable annuity contracts. An insurance company purchases or redeems shares of the Portfolio based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments. The contract prospectus describes how contract owners may allocate, transfer and withdraw amounts to and from separate accounts.

The Portfolio currently does not foresee any disadvantages to variable product contract owners arising out of the fact that the Portfolio offers its shares to separate accounts of various insurance companies that offer variable life insurance and/or variable annuity products. Nevertheless, the Board of Trustees that oversees the Portfolio intends to monitor events to identify any material irreconcilable conflicts that may arise due to these arrangements and to determine what action, if any, should be taken in response.

If the Adviser determines that it is in the best interest of the Portfolio not to pay redemption proceeds in cash, and subject to applicable agreements with life insurance companies and other qualified investors, the Portfolio may pay a portion or all of a redemption by distributing securities held by the Portfolio. Such in-kind securities may be illiquid and difficult or impossible to sell at a time and at a price that a shareholder would like. In addition, shareholders receiving distributions in-kind may incur brokerage costs when subsequently selling shares of those securities.

FREQUENT PURCHASES AND REDEMPTIONS OF SHARES

Frequent purchases and redemptions of shares pursuant to the instructions of insurance company contract owners are referred to as "market-timing" or "short-term trading" and may present risks for other contract owners with long-term interests in the Portfolio, which may include, among other things, dilution in the value of Portfolio shares indirectly held by contract owners with long-term interests in the Portfolio, interference with the efficient management of the Portfolio, increased brokerage and administrative costs, and forcing the Portfolio to hold excess levels of cash.

In addition, the Portfolio is subject to the risk that market-timers and/or short-term traders may take advantage of time zone differences between the foreign markets on which the Portfolio's securities trade and the time the Portfolio's net asset value ("NAV") is calculated ("time-zone arbitrage"). For example, a market-timer may submit instructions for the purchase of shares of the Portfolio based on events occurring after foreign market closing prices are established, but before the Portfolio's NAV calculation, that are likely to result in higher prices in foreign markets the following day. The market-timer would submit instructions to redeem the Portfolio's shares the next day, when the Portfolio's share price would reflect the increased prices in foreign markets for a quick profit at the expense of contract owners or participants with long-term interests in the Portfolio.

Investments in other types of securities also may be susceptible to short-term trading strategies. These investments include securities that are, among other things, thinly traded, traded infrequently, or relatively illiquid, which have the risk that the current market price for the securities may not accurately reflect current market values. A contract owner may seek to engage in short-term trading to take advantage of these pricing differences (referred to as "price-arbitrage").

The Portfolio's policies with respect to valuing portfolio securities are described below in the section of this Prospectus entitled "Shareholder Information—Pricing Portfolio Shares" below.

The Fund's Board of Trustees has adopted policies and procedures to discourage frequent purchases and redemptions of Portfolio shares by Portfolio shareholders. Insurance companies generally do not provide specific contract owner transaction instructions to the Portfolio on an ongoing basis. Therefore, to some extent, the Portfolio relies on the insurance companies to monitor frequent short-term trading by contract owners. However, the Portfolio or the Distributor has entered into agreements with insurance companies whereby the insurance companies are required to provide certain contract owner identification and

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transaction information upon the Portfolio's request. The Portfolio may use this information to help identify and prevent market-timing activity in the Portfolio. There can be no assurance that the Portfolio will be able to identify or prevent all market-timing activity.

If the Portfolio identifies suspected market-timing activity, the insurance company will be contacted and asked to take steps to prevent further market-timing activity (e.g., sending warning letters or blocking frequent trading by underlying contract owners). Insurance companies may be prohibited by the terms of the underlying insurance contract from restricting short-term trading of mutual fund shares by contract owners, thereby limiting the ability of such insurance company to implement remedial steps to prevent market-timing activity in the Portfolio. If the insurance company is unwilling or unable to take remedial steps to discourage or prevent frequent trading, or does not take action promptly, certain contract owners may be able to engage in frequent trading to the detriment of contract owners with long-term interests in the Portfolio. If the insurance company refuses to take remedial action, or takes action that the Portfolio deems insufficient, a determination will be made whether it is appropriate to terminate the relationship with such insurance company.

PRICING PORTFOLIO SHARES

The price of Portfolio shares, called NAV, is based on the value of its portfolio securities.

The NAV per share of the Portfolio is calculated once daily at the NYSE close (normally 4:00 p.m. Eastern time) on each day that the NYSE is open. Shares will not be priced on days that the NYSE is closed.

The value of the Portfolio's securities is based on the securities' market price when available. When a market price is not readily available, including circumstances under which the Adviser and/or Sub-Adviser determines that a security's market price is not accurate, a portfolio security is valued at its fair value, as determined under procedures established by the Fund's Board of Trustees.

In addition, with respect to securities that primarily are listed on foreign exchanges, when an event occurs after the close of such exchanges that is likely to have changed the value of the securities (e.g., a percentage change in value of one or more U.S. securities indices in excess of specified thresholds), such securities will be valued at their fair value, as determined under procedures established by the Fund's Board of Trustees. Securities also may be fair valued in the event of a significant development affecting a country or region or an issuer-specific development, which is likely to have changed the value of the security. In these cases, the Portfolio's NAV will reflect certain portfolio securities' fair value rather than their market price. Fair value pricing involves subjective judgment and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security. With respect to securities that are primarily listed on foreign exchanges, the value of the Portfolio's securities may change on days when shareholders will not be able to purchase or sell their shares.

To the extent the Portfolio invests in open-end management companies that are registered under the Investment Company Act of 1940, as amended, the Portfolio's NAV is calculated based upon the NAV of such funds. The prospectuses for such funds explain the circumstances under which they will use fair value pricing and its effects.

An exception to the general policy of using market prices concerns the Portfolio's short-term debt portfolio securities. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost. However, if the cost does not reflect the securities' market value, these securities will be valued at their fair value.

DISTRIBUTIONS

The Portfolio passes substantially all of its earnings from income and capital gains along to its investors as "distributions." The Portfolio earns income from stocks and interest from fixed-income investments. These amounts are passed along to the Portfolio shareholders as "income dividend distributions." The Portfolio realizes capital gains whenever it sells securities for a higher price than it paid for them. These amounts may be passed along as "capital gains distributions."

Dividends from net investment income and capital gains distributions, if any, are declared and paid at least once per year.

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TAX CONSEQUENCES

For information concerning the federal income tax consequences to holders of the underlying variable annuity or variable life insurance contracts, see the accompanying contract prospectus.

PORTFOLIO HOLDINGS INFORMATION

A description of the Fund's policies and procedures with respect to the disclosure of the Portfolio's securities is available in the Fund's SAI.

ADDITIONAL INFORMATION

The Adviser and/or Distributor may pay compensation (out of their own funds and not as an expense of the Portfolio) to certain insurance companies or their affiliates, in connection with various fund-related administrative services that the insurance companies provide in connection with the issuance of their variable annuity contracts. Such compensation may be significant in amount and the prospect of receiving any such additional compensation may provide such insurance companies with an incentive to favor shares of the Portfolio as an underlying investment choice for its separate accounts over other investment options. For more information, please see the Fund's SAI.

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Financial Highlights

The financial highlights table is intended to help you understand the financial performance of the Portfolio's Class X shares for the past five years. Certain information reflects financial results for a single Portfolio share throughout each period. The total returns in the table represent the rate an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). The ratio of expenses to average net assets listed in the table below is based on the average net assets of the Portfolio for each of the periods listed in the table. To the extent that the Portfolio's average net assets decrease over the Portfolio's next fiscal year, such expense ratios can be expected to increase, potentially significantly, because certain fixed costs will be spread over a smaller amount of assets.

This information for the years ended December 31, 2013, December 31, 2012 and December 31, 2011 has been audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the Portfolio's financial statements, is incorporated by reference in the SAI from the Fund's annual report, which is available upon request. The financial highlights for each of the years in the two-year period ended December 31, 2010 have been audited by another independent registered public accounting firm.

Further information about the performance of the Portfolio is contained in its annual report to shareholders. See the accompanying contract prospectus for either the variable annuity or the variable life contract issued by your insurance company for a description of charges which are applicable thereto. These charges are not reflected in the financial highlights below. Inclusion of any of these charges would reduce the total return figures for all periods shown.

For the Year Ended December 31,	2013		2012		2011		2010^		2009^
Selected Per Share Data:
Net asset value beginning of period	$16.32		$14.19		$16.05		$15.42		$13.32
Net investment income(a)	0.42		0.53		0.41		0.26		0.36
Net realized and unrealized gain (loss)	3.95		2.03		(1.90)		0.76		3.01
Total from investment operations	4.37		2.56		(1.49)		1.02		3.37
Dividends to shareholders	(0.53)		(0.43)		(0.37)		(0.39)		(0.56)
Distributions to shareholders	—		—		—		—		(0.71)
Total dividends and distributions	(0.53)		(0.43)		(0.37)		(0.39)		(1.27)
Net asset value end of period	$20.16		$16.32		$14.19		$16.05		$15.42
Total Return(b)	27.50%		18.51%		(9.64)%		7.23	%(g)	27.73%
Ratio to Average Net Assets:(c)
Expenses	1.00	%(e)(f)	1.00	%(e)(f)	1.00	%(e)(f)	1.00	%(e)(f)	1.00	%(e)(f)
Net investment income	2.32	%(e)(f)	3.50	%(e)(f)	2.56	%(e)(f)	1.81	%(e)(f)	2.67	%(e)(f)
Rebate from Morgan Stanley affiliate	0.00	%(d)	0.00	%(d)	0.00	%(d)	0.00	%(d)	0.00	%(d)
Supplemental Data:
Net assets end of period (000's)	$43,414		$40,141		$41,181		$54,824		$61,197
Portfolio turnover rate	10%		11%		11%		22%		26%

^  Beginning with the year ended December 31, 2011, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

(a)  The per share amounts were computed using an average number of shares outstanding during the period.

(b)  Calculated based on the net asset value as of the last business day of the period. Performance shown does not reflect fees and expenses imposed by your insurance company. If performance information included the effect of these additional charges, the total returns would be lower.

(c)  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

(d)  Amount is less than 0.005%.

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Financial Highlights (Continued)

(e)  The ratios reflect the rebate of certain Portfolio expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

(f)  If the Portfolio had borne all of its expenses that were reimbursed or waived by the Adviser and Administrator, the annualized expense and net investment income ratios, would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
December 31, 2013	1.22%	2.10%
December 31, 2012	1.22	3.28
December 31, 2011	1.17	2.39
December 31, 2010	1.16	1.65
December 31, 2009	1.12	2.55

(g)  During the year ended December 31, 2010, the Portfolio received a regulatory settlement from an unaffiliated third party which had an impact of approximately 0.14% on the total return. This was a one-time settlement, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had this settlement not occurred, the total return would have been approximately 7.09%.

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Morgan Stanley Variable Investment Series

  ADDITIONAL INFORMATION ABOUT THE PORTFOLIO'S INVESTMENTS is available in the Fund's Annual and Semi-Annual Reports to Shareholders. In the Fund's Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during its last fiscal year. The Fund's Statement of Additional Information also provides additional information about the Portfolio. The Statement of Additional Information is incorporated herein by reference (legally is part of this Prospectus). For a free copy of the Fund's Annual Report, Semi-Annual Report or Statement of Additional Information, to request information about the Portfolio or to make shareholder inquiries, please call toll-free (800) 548-7786. Free copies of these documents are also available from our Internet site at: www.morganstanley.com/im.

  YOU ALSO MAY OBTAIN INFORMATION ABOUT THE FUND BY CALLING your Morgan Stanley Financial Advisor or by visiting our Internet site.

  INFORMATION ABOUT THE FUND (including the Statement of Additional Information) can be viewed and copied at the the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. Shareholder reports and other information about the Fund and the Portfolio are available on the EDGAR Database on the SEC's Internet site at: http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-1520.

(THE FUND'S INVESTMENT COMPANY ACT FILE NO. IS 811-3692)

PROSPECTUS ■ MAY 1, 2014

VARIABLE INVESTMENT SERIES

THE INCOME PLUS PORTFOLIO

Class X

Morgan Stanley Variable Investment Series is a mutual fund comprised of five separate portfolios, each with its own distinct investment objective(s) and policies. In this Prospectus, shares of the Income Plus Portfolio (the "Portfolio") are being offered.

Shares of the Portfolio are sold exclusively to certain life insurance companies in connection with particular variable life insurance and/or variable annuity contracts they issue. The insurance companies invest in shares of the Portfolio in accordance with instructions received from owners of variable life insurance or variable annuity contracts.

This Prospectus must be accompanied by a current prospectus for the variable life insurance and/or variable annuity contract issued by your insurance company.

The Securities and Exchange Commission ("SEC") has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Contents

Portfolio Summary	INVESTMENT OBJECTIVES	1
	FEES AND EXPENSES OF THE PORTFOLIO	1
	PORTFOLIO TURNOVER	1
	PRINCIPAL INVESTMENT STRATEGIES	1
	PRINCIPAL RISKS	2
	PAST PERFORMANCE	3
	FUND MANAGEMENT	3
	PURCHASE AND SALE OF PORTFOLIO SHARES	3
	TAX INFORMATION	3
	PAYMENTS TO INSURANCE COMPANIES AND OTHER FINANCIAL INTERMEDIARIES	3
Portfolio Details	ADDITIONAL INFORMATION ABOUT THE PORTFOLIO'S INVESTMENT OBJECTIVES, STRATEGIES AND RISKS	4
	FUND MANAGEMENT	12
Shareholder Information	PURCHASES AND SALES OF PORTFOLIO SHARES	13
	FREQUENT PURCHASES AND REDEMPTIONS OF SHARES	13
	PRICING PORTFOLIO SHARES	14
	DISTRIBUTIONS	15
	TAX CONSEQUENCES	15
	PORTFOLIO HOLDINGS INFORMATION	15
	ADDITIONAL INFORMATION	15
Financial Highlights		16

This Prospectus contains important information about the Income Plus Portfolio and the Morgan Stanley Variable Investment Series. Please read it carefully and keep it for future reference.

Portfolio Summary

Investment Objectives

The Portfolio seeks as a primary objective to provide a high level of current income by investing primarily in U.S. government securities and other fixed-income securities. As a secondary objective, the Portfolio seeks capital appreciation but only when consistent with its primary objective.

Fees and Expenses of the Portfolio

The table below describes the fees and expenses that you may pay if you buy and hold Class X shares of the Portfolio. Total Annual Portfolio Operating Expenses in the table and the Example below do not reflect the impact of any charges by your insurance company. If they did, expenses would be higher.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Advisory Fee	0.42%
Distribution (12b-1) Fee	None
Other Expenses	0.20%
Total Annual Portfolio Operating Expenses	0.62%

Example

The example below is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio, your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expenses Over Time
1 Year	3 Years	5 Years	10 Years
$63	$199	$346	$774

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Total Annual Portfolio Operating Expenses or in the Example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 55% of the average value of its portfolio.

Principal Investment Strategies

The Portfolio will normally invest at least 80% of its assets in (i) U.S. government securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies and instrumentalities, (ii) debt securities rated at the time of purchase within the four highest bond rating categories ("investment grade") by Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Ratings Services, a division of The McGraw-Hill Companies, Inc. ("S&P"), or, if not rated, determined to be of comparable quality by the "Adviser," Morgan Stanley Investment Management Inc., and (iii) Yankee government bonds rated at the time of purchase within the four highest rating categories by Moody's or S&P or, if not rated, determined to be of comparable quality by the Adviser. While the Portfolio retains the flexibility to invest in the foregoing securities, it currently expects that its investment portfolio will consist primarily of investment grade corporate bonds.

The Portfolio may also invest up to 20% of its net assets in debt securities rated below investment grade by Moody's or S&P or, if not rated, determined to be of comparable quality by the Adviser. Securities rated below investment grade are commonly known as "junk bonds." The Portfolio may also invest in convertible securities.

The Portfolio may also invest in securities of foreign issuers, including issuers located in emerging market or developing countries. Securities of such foreign issuers may be denominated in U.S. dollars or in currencies other than U.S. dollars. The Portfolio will limit its investments in non-U.S. dollar-denominated securities to 30% of the Portfolio's assets.

The Portfolio is not limited as to the maturities of the U.S. Government and other debt securities in which it may invest.

In making investment decisions for the Portfolio, the Adviser considers both domestic and international economic developments, interest rate trends and other factors. The Adviser evaluates technical considerations such as the relative supply of and demand for corporate notes and U.S. Treasury and agencies issues before it decides upon an asset allocation. Similarly, the assessment of the strength of individual companies that issue corporate debt and the overall country risk of sovereign debt obligations contribute to the decision-making process.

The Portfolio may invest up to 20% of its assets in public bank loans made by banks or other financial institutions. These public bank loans may be rated investment grade or below investment grade. Public bank loans are privately negotiated loans that are not publicly traded for which information about the issuer has been made publicly available.

The Portfolio may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. The Portfolio's use of derivatives may involve the purchase and sale of derivative instruments such as futures, options, swaps and other related instruments and techniques. The Portfolio may utilize foreign currency forward exchange contracts, which are also derivatives, in connection with its investments in foreign securities. These derivative instruments will be counted toward the Portfolio's 80% policy discussed above to the extent they have economic characteristics similar to the securities included within that policy.

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Principal Risks

There is no assurance that the Portfolio will achieve its investment objectives and you can lose money investing in this Portfolio. The principal risks of investing in the Portfolio include:

• Fixed-Income Securities. Fixed-income securities are subject to the risk of the issuer's inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). The historically low interest rate environment increases the risks associated with rising interest rates, including the potential for periods of volatility and increased redemptions. The Portfolio currently faces a heightened level of risk, especially since the Federal Reserve Board has begun tapering its quantitative easing program and may begin to raise rates. The Portfolio is not limited as to the maturities (when a debt security provides its final payment) of the securities in which it may invest. Securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. Lower rated fixed-income securities have greater volatility because there is less certainty that principal and interest payments will be made as scheduled.

• U.S. Government Securities. The U.S. government securities in which the Portfolio invests can be subject to two types of risk: credit risk and interest rate risk. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. While the credit risk associated with U.S. government securities generally is considered to be minimal, the interest rate risk can be substantial. With respect to U.S. government securities that are not backed by the full faith and credit of the United States, there is the risk that the U.S. Government will not provide financial support to such U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

• Asset-Backed Securities. Asset-backed securities involve the risk that various federal and state consumer laws and other legal and economic factors may result in the collateral backing the securities being insufficient to support payment on the securities. Asset-backed securities also have certain risk characteristics similar to mortgage-backed securities.

• Liquidity. The Portfolio's investments in restricted and illiquid securities may entail greater risk than investments in publicly traded securities. These securities may be more difficult to sell, particularly in times of market turmoil. Additionally, the market for certain investments deemed liquid at the time of purchase may become illiquid under adverse market or economic conditions. Illiquid securities may be more difficult to value. If the Portfolio is forced to sell an illiquid security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss.

• Lower Rated Fixed-Income Securities ("Junk Bonds"). Junk bonds may be issued by companies that are restructuring, are smaller and less creditworthy or are more highly indebted than other companies, and therefore they may have more difficulty making scheduled payments of principal and interest. The prices of these securities are likely to be more sensitive to adverse economic changes, resulting in increased volatility of market prices of these securities during periods of economic uncertainty, or adverse individual corporate developments, than higher-rated securities. In addition, during an economic downturn or substantial period of rising interest rates, junk bond issuers and, in particular, highly leveraged issuers may experience financial stress and an increased incidence of default. In the event of a default, the Portfolio may incur additional expenses to seek recovery.

• Foreign and Emerging Market Securities. Investments in foreign markets entail special risks such as currency, political, economic and market risks. There also may be greater market volatility, less reliable financial information, higher transaction and custody costs, decreased market liquidity and less government and exchange regulation associated with investments in foreign markets. In addition, investments in certain foreign markets, which have historically been considered stable, may become more volatile and subject to increased risk due to ongoing developments and changing conditions in such markets. Moreover, the growing interconnectivity of global economies and financial markets has increased the probability that adverse developments and conditions in one country or region will affect the stability of economies and financial markets in other countries or regions. The risks of investing in emerging market countries are greater than risks associated with investments in foreign developed countries. In addition, the Portfolio's investments may be denominated in foreign currencies and therefore, to the extent unhedged, the value of the investment will fluctuate with the U.S. dollar exchange rates. To the extent hedged by the use of foreign currency forward exchange contracts, the precise matching of the foreign currency forward exchange contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. There is additional risk that such transactions reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken and that foreign currency forward exchange contracts create exposure to currencies in which the Portfolio's securities are not denominated. The use of foreign currency forward exchange contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract.

• Public Bank Loans. Certain public bank loans are illiquid, meaning the Portfolio may not be able to sell them quickly at a fair price. To the extent a bank loan has been deemed illiquid, it will be subject to the Portfolio's restrictions on investment in illiquid securities. The secondary market for bank loans may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. Bank loans are subject to the risk of default in the payment of interest or principal on a loan, which will result in a reduction of income to the Portfolio, and a potential decrease in the Portfolio's net asset value ("NAV"). The risk of default will increase in the event of an economic downturn or a substantial increase in interest rates. Because public bank loans usually rank lower in priority of payment to senior loans, they present a greater degree of investment risk. These bank loans may exhibit greater price volatility as well.

• Derivatives. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the other party to certain

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transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates and risks that the transactions may not be liquid. Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss.

Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Past Performance

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class X shares from year-to-year and by showing how the average annual returns of the Portfolio's Class X shares for the one, five and 10 year periods compare with those of a broad measure of market performance over time. This performance information does not include the impact of any charges deducted by your insurance company. If it did, returns would be lower. The Portfolio's past performance is not necessarily an indication of how the Portfolio will perform in the future.

Annual Total Returns—Calendar Years

High Quarter	6/30/09:	11.37%
Low Quarter	9/30/08:	–8.39%

Average Annual Total Returns For Periods Ended December 31, 2013

	Past 1 Year	Past 5 Years	Past 10 Years
Income Plus Portfolio	1.03%	10.15%	6.04%
Barclays Capital U.S. Corporate Index (reflects no deduction for fees, expenses, or taxes)[1]	–1.53%	8.63%	5.33%

(1)  The Barclays Capital U.S. Corporate Index is a broad-based benchmark that measures the investment-grade, fixed-rate, taxable, corporate bond market. It is not possible to invest directly in an index.

Fund Management

Adviser. Morgan Stanley Investment Management Inc.

Portfolio Managers. The Portfolio is managed by members of the Taxable Fixed Income team. Information about the members jointly and primarily responsible for the day-to-day management of the Portfolio is shown below:

Name	Title with Adviser	Date Began Managing Portfolio
Christian G. Roth	Managing Director	November 2008
Joseph Mehlman	Executive Director	November 2008

Purchase and Sale of Portfolio Shares

This Prospectus offers Class X shares of the Income Plus Portfolio. The Portfolio also offers Class Y shares of the Portfolio through a separate prospectus. Class Y shares are subject to different expenses. For eligibility information, contact your insurance company.

Portfolio shares will be sold at the next price calculated after we receive the redemption request on your behalf.

The Portfolio offers its shares only to insurance companies' separate accounts that insurance companies establish to fund variable life insurance and/or variable annuity contracts. An insurance company purchases or redeems shares of the Portfolio based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments. The contract prospectus describes how contract owners may allocate, transfer and withdraw amounts to, and from, separate accounts.

For more information, please refer to the section of this Prospectus entitled "Shareholder Information—Purchases and Sales of Portfolio Shares."

Tax Information

Special tax rules apply to life insurance companies, variable annuity contracts and variable life insurance contracts. For information on federal income taxation of a life insurance company with respect to its receipt of distributions from the Portfolio and federal income taxation of owners of variable annuity or variable life insurance contracts, see the accompanying contract prospectus.

Payments to Insurance Companies and
Other Financial Intermediaries

If you purchase Portfolio shares through an insurance company or other financial intermediary (such as a bank), the Adviser and/or the Portfolio's "Distributor," Morgan Stanley Distribution, Inc., may pay the financial intermediary for the sale of Portfolio shares and related services. These payments, which may be significant in amount, may create a conflict of interest by influencing the insurance company or other financial intermediary and your salesperson to recommend one variable annuity contract over another or be a factor in an insurance company's decision to include the Portfolio as an underlying investment option in its variable insurance products. Ask your salesperson or visit your insurance company's or other financial intermediary's web site for more information.

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Portfolio Details

ADDITIONAL INFORMATION ABOUT THE PORTFOLIO'S INVESTMENT OBJECTIVES, STRATEGIES AND RISKS

INVESTMENT OBJECTIVES

The Portfolio seeks as a primary objective to provide a high level of current income by investing primarily in U.S. government securities and other fixed-income securities. As a secondary objective, the Portfolio seeks capital appreciation but only when consistent with its primary objective.

PRINCIPAL INVESTMENT STRATEGIES

INCOME

An investment objective having the goal of selecting securities to pay out income.

The Portfolio will normally invest at least 80% of its assets in (i) U.S. government securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies and instrumentalities, (ii) debt securities rated at the time of purchase within the four highest bond rating categories ("investment grade") by Moody's or S&P, or, if not rated, determined to be of comparable quality by the Adviser and (iii) Yankee government bonds rated at the time of purchase within the four highest rating categories by Moody's or S&P or, if not rated, determined to be of comparable quality by the Adviser. While the Portfolio retains the flexibility to invest in the foregoing securities, it currently expects that its investment portfolio will consist primarily of investment grade corporate bonds. The Portfolio may use derivative instruments as discussed below. These derivative instruments will be counted toward the Portfolio's 80% policy discussed above to the extent they have economic characteristics similar to the securities included within that policy.

The Portfolio may also invest up to 20% of its net assets in debt securities rated below investment grade by Moody's or S&P or, if not rated, determined to be of comparable quality by the Adviser. Securities rated below investment grade are commonly known as "junk bonds." Such bonds may include "Rule 144A" securities and other restricted securities, which are subject to resale restrictions. The Portfolio may also invest in convertible securities.

The Portfolio may also invest in securities of foreign issuers, including issuers located in emerging market or developing countries.

The Portfolio is not limited as to the maturities of the U.S. government and other debt securities in which it may invest.

In making investment decisions for the Portfolio, the Adviser considers both domestic and international economic developments, interest rate trends and other factors. The Adviser evaluates technical considerations such as the relative supply of and demand for corporate notes and U.S. Treasury and agencies issues before it decides upon an asset allocation. Similarly, the assessment of the strength of individual companies that issue corporate debt and the overall country risk of sovereign debt obligations contribute to the decision-making process.

The Portfolio may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. The Portfolio's use of derivatives may involve the purchase and sale of derivative instruments such as futures, options, swaps and other

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related instruments and techniques. The Portfolio may also use foreign currency forward exchange contracts, which are also derivatives, in connection with its investments in foreign securities.

Asset-Backed Securities. The Portfolio may invest in asset-backed securities. Asset-backed securities represent an interest in a pool of assets such as, but not limited to, automobile loans, credit card receivables, student loans or home equity (prime and subprime) loans that have been securitized in pass-through structures similar to mortgage-backed securities. These types of pass-through securities provide for monthly payments that are a "pass-through" of the monthly interest and principal payments made by the individual borrowers on the pooled receivables.

Restricted and Illiquid Securities. The Portfolio may purchase certain non-publicly traded "restricted" securities. These securities may include "Rule 144A" securities which are exempt from registration and may only be resold to qualified institutional buyers. The Portfolio may invest in illiquid securities, including restricted securities that are illiquid. The Portfolio may invest an unlimited amount in restricted securities that are considered by the Adviser to be liquid.

Foreign and Emerging Market Securities. The Portfolio may invest in securities of foreign issuers, including issuers located in emerging market or developing countries. Securities of such foreign issuers may be denominated in U.S. dollars or in currencies other than U.S. dollars. The Portfolio will limit its investments in non-U.S. dollar-denominated securities to 30% of the Portfolio's assets.

Public Bank Loans. The Portfolio may invest up to 20% of its assets in public bank loans made by banks or other financial institutions. These public bank loans may be rated investment grade or below investment grade. Public bank loans are privately negotiated loans for which information about the issuer has been made publicly available. Public bank loans are not registered under the Securities Act of 1933, as amended, and are not publicly traded. Bank loans are usually second lien loans, which are lower in priority to senior loans, but have seniority in a company's capital structure to other liabilities, so that the company is required to pay down these second lien loans prior to other lower-ranked claims on their assets. Bank loans normally pay interest at floating rates, and as a result, may protect investors from increases in interest rates.

In pursuing the Portfolio's investment objectives, the Adviser has considerable leeway in deciding which investments it buys, holds or sells on a day-to-day basis and which trading strategies it uses. For example, the Adviser in its discretion may determine to use some permitted trading strategies while not using others.

ADDITIONAL INVESTMENT STRATEGY INFORMATION

This section provides additional information relating to the Portfolio's investment strategies.

Other Investments. The Portfolio may invest in commercial mortgage-backed securities ("CMBS") and municipal securities.

CMBS. CMBS are generally multi-class or pass-through securities backed by a mortgage loan or a pool of mortgage loans secured by commercial property, such as industrial and warehouse properties, office buildings, retail space and shopping malls, multifamily properties and cooperative apartments. The commercial mortgage loans that underlie CMBS are generally not amortizing or not fully amortizing. That is, at their maturity date, repayment of their remaining principal balance or "balloon" is due and is repaid through the attainment of an additional loan or sale of the property. An extension of a final payment on commercial mortgages will increase the average life of the CMBS, generally resulting in a lower yield for discount bonds and a higher yield for premium bonds.

Municipal Securities. The Portfolio may invest in municipal securities. Municipal securities are fixed-income securities issued by local, state and regional governments that provide interest income, which is exempt from federal income taxes. However, the Portfolio may purchase municipal bonds that pay interest that is subject to the federal alternative minimum tax, and securities on which the interest payments are taxable. General obligation securities are secured by the issuer's faith and credit including its taxing power for payment of principal and interest. Revenue bonds, however, are generally payable from a specific revenue source. They are issued for a wide variety of projects such as financing public utilities, hospitals, housing, airports, highways and

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educational facilities. Municipal notes are issued to meet the short-term funding requirements of local, regional and state governments.

Defensive Investing. The Portfolio may take temporary "defensive" positions in attempting to respond to adverse market, economic, political or other conditions. The Portfolio may invest any amount of its assets in cash, cash equivalents or other fixed-income securities in a defensive posture that may be inconsistent with its principal investment strategies when the Adviser believes it advisable to do so.

Although taking a defensive posture is designed to protect the Portfolio from an anticipated market downturn, it could have the effect of reducing the benefit from any upswing in the market. When the Portfolio takes a defensive position, it may not achieve its investment objectives.

* * *

The percentage limitations relating to the composition of the Portfolio apply at the time the Portfolio acquires an investment. Subsequent percentage changes that result from market fluctuations generally will not require the Portfolio to sell any portfolio security. However, the Portfolio may be required to reduce its borrowings, if any, in response to fluctuations in the value of such holdings. The Portfolio may change its principal investment strategies without shareholder approval; however, you would be notified of any changes.

PRINCIPAL RISKS

There is no assurance that the Portfolio will achieve its investment objectives. The Portfolio's share price and yield will fluctuate with changes in the market value and/or yield of its portfolio securities. Neither the value nor the yield of the U.S. government securities that the Fund invests in (or the value or yield of the Fund's shares) is guaranteed by the U.S. Government. When you sell Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio.

Fixed-Income Securities. Fixed-income securities are subject to the risk of the issuer's inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). The historically low interest rate environment increases the risks associated with rising interest rates, including the potential for periods of volatility and increased redemptions. The Portfolio currently faces a heightened level of risk, especially since the Federal Reserve Board has begun tapering its quantitative easing program and may begin to raise rates. The Portfolio is not limited as to the maturities (when a debt security provides its final payment) of the securities in which it may invest. Securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. Zero coupon securities (which are purchased at a discount and generally accrue interest, but make no payments until maturity) are typically subject to greater price fluctuations than comparable securities that pay current interest. Lower rated fixed-income securities have greater volatility because there is less certainty that principal and interest payments will be made as scheduled.

Investments in convertible securities subject the Portfolio to the risks associated with both fixed-income securities and common stocks. To the extent that a convertible security's investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise, as with a fixed-income security. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

U.S. Government Securities. The U.S. government securities in which the Portfolio invests can be subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a fixed-income

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security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. While the credit risk associated with U.S. government securities generally is considered to be minimal, the interest rate risk can be substantial. The Portfolio is not limited as to the maturities of the securities in which it may invest. Thus, a rise in the general level of interest rates may cause the price of the Portfolio's portfolio securities to fall substantially.

The U.S. government securities that the Portfolio may purchase include U.S. Treasury bills, notes and bonds, all of which are direct obligations of the U.S. Government. In addition, the Portfolio may purchase securities issued by agencies and instrumentalities of the U.S. Government which are backed by the full faith and credit of the United States. Among the agencies and instrumentalities issuing these obligations are the Government National Mortgage Association and the Federal Housing Administration. The Portfolio may also purchase securities issued by agencies and instrumentalities which are not backed by the full faith and credit of the United States, but whose issuing agency or instrumentality has the right to borrow, to meet its obligations, from the U.S. Treasury. Among these agencies and instrumentalities are the Federal National Mortgage Association ("Fannie Mae"), the Federal Home Loan Mortgage Corporation ("Freddie Mac") and the Federal Home Loan Banks. In September 2008, the U.S. Treasury Department announced that the U.S. Government would be taking over Freddie Mac and Fannie Mae and placing the companies into a conservatorship. In addition, the U.S. Treasury announced additional steps that it intended to take with respect to the debt and mortgage-backed securities issued by Fannie Mae and Freddie Mac in order to support the conservatorship. Fannie Mae and Freddie Mac are continuing to operate as going concerns while in conservatorship and each remains liable for all of its respective obligations, including its guaranty obligations, associated with its mortgage-backed securities. No assurance can be given that these initiatives will be successful. Further, the Portfolio may purchase securities issued by agencies and instrumentalities, which are backed solely by the credit of the issuing agency or instrumentality. Among these agencies and instrumentalities is the Federal Farm Credit System. Because these securities are not backed by the full faith and credit of the United States, there is a risk that the U.S. Government will not provide financial support to these agencies if it is not obligated to do so by law. The maximum potential liability of the issuers of some U.S. government securities held by the Fund may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future. The interest from U.S. government securities generally is not subject to state and local taxation.

Asset-Backed Securities. Asset-backed securities involve the risk that various federal and state consumer laws and other legal and economic factors may result in the collateral backing the securities being insufficient to support payment on the securities. Asset-backed securities also have certain risk characteristics similar to mortgage-backed securities. Like mortgage-backed securities, they generally decrease in value as a result of interest rate increases, but may benefit less than other fixed-income securities from declining interest rates, principally because of prepayments. Also, as in the case of mortgage-backed securities, prepayments generally increase during a period of declining interest rates, although other factors, such as changes in credit card use and payment patterns, may also influence prepayment rates.

Lower Rated Fixed-Income Securities ("Junk Bonds"). The Portfolio's investments in fixed-income securities rated lower than investment grade, or if unrated, of comparable quality as determined by the Adviser, otherwise known as "junk bonds," pose significant risks. Junk bonds may be issued by companies that are restructuring, are smaller and less creditworthy or are more highly indebted than other companies, and therefore they may have more difficulty making scheduled payments of principal and interest. The prices of junk bonds are likely to be more sensitive to adverse economic changes or individual corporate developments than higher-rated securities. During an economic downturn or substantial period of rising interest rates, junk bond issuers and, in particular, highly leveraged issuers may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet their projected business goals or to obtain additional financing. An economic downturn affecting an issuer of high yield securities may result in an increased incidence of default. In the event of a default, the Portfolio may incur additional expenses to seek recovery. The secondary market for junk bonds may be less liquid than the markets for higher quality securities and, as such, may have an adverse effect on the market prices of certain securities.

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Liquidity. The Portfolio's investments in restricted and illiquid securities may entail greater risk than investments in publicly traded securities. These securities may be more difficult to sell, particularly in times of market turmoil. Additionally, the market for certain investments deemed liquid at the time of purchase may become illiquid under adverse market or economic conditions. Illiquid securities may be more difficult to value. If the Portfolio is forced to sell an illiquid security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss.

Foreign and Emerging Market Securities. The Portfolio's investments in foreign securities involve risks that are in addition to the risks associated with domestic securities. One additional risk is currency risk. While the price of Portfolio shares is quoted in U.S. dollars, the Portfolio may convert U.S. dollars to a foreign market's local currency to purchase a security in that market. If the value of that local currency falls relative to the U.S. dollar, the U.S. dollar value of the foreign security will decrease. This is true even if the foreign security's local price remains unchanged.

Foreign securities also have risks related to economic and political developments abroad, including expropriations, confiscatory taxation, exchange control regulation, limitations on the use or transfer of Portfolio assets and any effects of foreign social, economic or political instability. Foreign companies, in general, are not subject to the regulatory requirements of U.S. companies and, as such, there may be less publicly available information about these companies. Moreover, foreign accounting, auditing and financial reporting standards generally are different from those applicable to U.S. companies. Finally, in the event of a default of any foreign debt obligations, it may be more difficult for the Fund to obtain or enforce a judgment against the issuers of the securities.

Securities of foreign issuers may be less liquid than comparable securities of U.S. issuers and, as such, their price changes may be more volatile. In addition, the prices of such securities may be susceptible to influence by large traders, due to the limited size of many foreign securities markets. Moreover, investments in certain foreign markets, which have historically been considered stable, may become more volatile and subject to increased risk due to ongoing developments and changing conditions in such markets. Also, the growing interconnectivity of global economies and financial markets has increased the probability that adverse developments and conditions in one country or region will affect the stability of economies and financial markets in other countries or regions. Furthermore, foreign exchanges and broker-dealers are generally subject to less government and exchange scrutiny and regulation than their U.S. counterparts. In addition, differences in clearance and settlement procedures in foreign markets may cause delays in settlement of the Portfolio's trades effected in those markets and could result in losses to the Portfolio due to subsequent declines in the value of the securities subject to the trades.

Investing in foreign sovereign debt securities will expose the Portfolio to the direct or indirect consequences of political, social or economic changes in the countries that issue the securities. Investments in sovereign debt such as Yankee government bonds are subject to the risk that a government entity may delay or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position to its economy or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting on a sovereign debt that a government does not pay or bankruptcy proceeding by which all or part of the sovereign debt that a government entity has not repaid may be collected.

The foreign securities in which the Portfolio may invest may be issued by issuers located in emerging market or developing countries. Compared to the United States and other developed countries, emerging market or developing countries may have relatively unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Securities issued by companies located in these countries tend to be especially volatile and may be less liquid than securities traded in developed countries. In the past, securities in these countries have been characterized by greater potential loss than securities of companies located in developed countries.

Depositary receipts involve many of the same risks as those associated with direct investment in foreign securities. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no

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obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities.

Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, entities and/or individuals, changes in international trading patterns, trade barriers, and other protectionist or retaliatory measures. Economic sanctions could, among other things, effectively restrict or eliminate the Portfolio's ability to purchase or sell securities or groups of securities for a substantial period of time, and may make the Portfolio's investments in such securities harder to value. International trade barriers or economic sanctions against foreign countries, organizations, entities and/or individuals, may adversely affect the Portfolio's foreign holdings or exposures. Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets, or the imposition of punitive taxes. Governmental actions can have a significant effect on the economic conditions in foreign countries, which also may adversely affect the value and liquidity of the Portfolio's investments. For example, the governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain sectors or industries. In addition, a foreign government may limit or cause delay in the convertibility or repatriation of its currency which would adversely affect the U.S. dollar value and/or liquidity of investments denominated in that currency. Any of these actions could severely affect security prices, impair the Portfolio's ability to purchase or sell foreign securities or transfer the Portfolio's assets back into the U.S., or otherwise adversely affect the Portfolio's operations. Certain foreign investments may become less liquid in response to market developments or adverse investor perceptions, or become illiquid after purchase by the Portfolio, particularly during periods of market turmoil. Certain foreign investments may become illiquid when, for instance, there are few, if any, interested buyers and sellers or when dealers are unwilling to make a market for certain securities. When the Portfolio holds illiquid investments, its portfolio may be harder to value.

In connection with its investments in foreign securities, the Portfolio also may enter into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date. A foreign currency forward exchange contract is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Foreign currency forward exchange contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. In addition, the Portfolio may use cross currency hedging or proxy hedging with respect to currencies in which the Portfolio has or expects to have portfolio or currency exposure. Cross currency hedges involve the sale of one currency against the positive exposure to a different currency and may be used for hedging purposes or to establish an active exposure to the exchange rate between any two currencies. To the extent hedged by the use of foreign currency forward exchange contracts, the precise matching of the foreign currency forward exchange contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. Furthermore, such transactions reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is additional risk to the extent that foreign currency forward exchange contracts create exposure to currencies in which the Portfolio's securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Portfolio than if it had not entered into such contracts. The use of foreign currency forward exchange contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract.

Public Bank Loans. Certain public bank loans are illiquid, meaning the Portfolio may not be able to sell them quickly at a fair price. Illiquid securities are also difficult to value. To the extent a bank loan has been deemed illiquid, it will be subject to the Portfolio's restrictions on investment in illiquid securities. The secondary market for bank loans may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. Bank loans are subject to the risk of default in the payment of interest or principal on a loan, which will result in a reduction of income to the Portfolio, and a potential decrease in the Portfolio's NAV. The risk of default will increase in the event of an economic downturn or a substantial increase in interest

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rates. Bank loans that are rated below investment grade share the same risks of other below investment grade securities. Because public bank loans usually rank lower in priority of payment to senior loans, they present a greater degree of investment risk due to the fact that the cash flow or other property of the borrower securing the bank loan may be insufficient to meet scheduled payments after meeting the senior secured payment obligations of the borrower. These bank loans may exhibit greater price volatility as well.

Derivatives. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable SEC rules and regulations, or may cause the Portfolio to be more volatile than if the Portfolio had not been leveraged. Although the Adviser seeks to use derivatives to further the Portfolio's investment objectives, there is no assurance that the use of derivatives will achieve this result.

The derivative instruments and techniques that the Portfolio may use include:

Futures. A futures contract is a standardized, exchange-traded agreement to buy or sell a specific quantity of an underlying asset, reference rate or index at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures contracts can be highly volatile, using futures contracts can lower total return, and the potential loss from futures contracts can exceed the Portfolio's initial investment in such contracts. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time. There is also the risk of loss by the Portfolio of margin deposits in the event of bankruptcy of a broker with whom the Portfolio has open positions in the futures contract.

Options. If the Portfolio buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or futures contract on the underlying instrument at an agreed-upon price typically in exchange for a premium paid by the Portfolio. If the Portfolio sells an option, it sells to another person the right to buy from or sell to the Portfolio a specific amount of the underlying instrument or futures contract on the underlying instrument at an agreed-upon price typically in exchange for a premium received by the Portfolio. When options are purchased over-the-counter ("OTC"), the Portfolio bears the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. Options may also be illiquid and the Portfolio may have difficulty closing out its position. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well-conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

Swaps. The Portfolio may enter into OTC swap contracts or cleared swap transactions. An OTC swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indices, reference rates, currencies or other instruments. Typically swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other).

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The Portfolio's obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each party. Cleared swap transactions held may reduce counterparty credit risk. In a cleared swap, the Portfolio's ultimate counterparty is a clearinghouse rather than a bank, dealer or other financial institution. OTC swap agreements are not entered into or traded on exchanges and often there is no central clearing or guaranty function for swaps. These OTC swaps are often subject to credit risk or the risk of default or non-performance by the counterparty. Both OTC and cleared swaps could result in losses if interest rate or foreign currency exchange rate or credit quality changes are not correctly anticipated by the Portfolio or if the reference index, security or investments do not perform as expected. The Portfolio's use of swaps may include those based on the credit of an underlying security, commonly referred to as "credit default swaps." Where the Portfolio is the buyer of a credit default swap contract, it would typically be entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract only in the event of a default or similar event by the issuer of the debt obligation. If no default occurs, the Portfolio would have paid to the counterparty a periodic stream of payments over the term of the contract and received no benefit from the contract. When the Portfolio is the seller of a credit default swap contract, it typically receives the stream of payments but is obligated to pay an amount equal to the par (or other agreed-upon) value of a referenced debt obligation upon the default or similar event of the issuer of the referenced debt obligation. The Dodd-Frank Wall Street Reform and Consumer Protection Act and related regulatory developments require the clearing and exchange-trading of certain standardized swap transactions. Mandatory exchange-trading and clearing is occurring on a phased-in basis.

Other Risks. The performance of the Portfolio also will depend on whether or not the Adviser is successful in applying the Portfolio's investment strategies. The Portfolio is also subject to other risks from its permissible investments, including the risks associated with its investments in CMBS and municipal securities. For more information about these risks, see the section of this Prospectus entitled "Additional Risk Information" below.

ADDITIONAL RISK INFORMATION

This section provides additional information relating to the risks of investing in the Portfolio.

CMBS. CMBS are subject to credit risk and prepayment risk. Although prepayment risk is present, it is of a lesser degree in the CMBS than in the residential mortgage market; commercial real estate property loans often contain provisions which substantially reduce the likelihood that such securities will be prepaid (e.g., significant prepayment penalties on loans and, in some cases, prohibition on principal payments for several years following origination).

Municipal Securities. Municipal securities may be general obligations or revenue bonds. General obligation bonds are secured by the issuer's full faith and credit as well as its taxing power for payment of principal or interest. Revenue bonds are payable solely from the revenues derived from a specified revenue source. These bonds involve the risk that the revenues so derived will not be sufficient to meet interest and/or principal payment obligations. The value of municipal securities may be affected by political changes as well as uncertainties related to taxation, legislative developments and the rights of municipal security holders. Municipal securities involve the risk that an issuer may call securities for redemption, which could force the Portfolio to reinvest the proceeds at a lower rate of interest.

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FUND MANAGEMENT

MORGAN STANLEY INVESTMENT MANAGEMENT INC.

The Adviser, together with its affiliated asset management companies, had approximately $373 billion in assets under management or supervision as of December 31, 2013.

The Fund has retained the Adviser—Morgan Stanley Investment Management Inc.—to provide investment advisory services. The Adviser is a wholly-owned subsidiary of Morgan Stanley (NYSE: ("MS"), a preeminent global financial services firm engaged in securities trading and brokerage activities, as well as providing investment banking, research and analysis, financing and financial advisory services. The Adviser's address is 522 Fifth Avenue, New York, NY 10036.

The Portfolio is managed by members of the Taxable Fixed Income team. The team consists of portfolio managers and analysts. The current members of the team jointly and primarily responsible for the day-to-day management of the Portfolio are Christian G. Roth and Joseph Mehlman.

Mr. Roth has been associated with the Adviser and/or its advisory affiliates in an investment management capacity since 1991. Mr. Mehlman has been associated with the Adviser in an investment management capacity since 2002.

All team members are responsible for the execution of the overall strategy of the Portfolio.

The Fund's Statement of Additional Information ("SAI") provides additional information about the portfolio managers' compensation structure, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the Portfolio.

The composition of the team may change from time to time.

The Portfolio pays the Adviser a monthly advisory fee as full compensation for the services and facilities furnished to the Portfolio, and for Portfolio expenses assumed by the Adviser. The fee is based on the Portfolio's average daily net assets. For the fiscal year ended December 31, 2013, the Portfolio paid total investment advisory compensation (net of affiliated rebates, if applicable) amounting to 0.42% of the Portfolio's average daily net assets.

A discussion regarding the Board of Trustees' approval of the investment advisory agreement is available in the Fund's Semi-Annual Report to Shareholders for the period ended June 30, 2013.

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Shareholder Information

PURCHASES AND SALES OF PORTFOLIO SHARES

Shares are offered on each day that the New York Stock Exchange ("NYSE") is open for business. The Portfolio offers its shares only to insurance company separate accounts that insurance companies establish to fund variable life insurance and/or variable annuity contracts. An insurance company purchases or redeems shares of the Portfolio based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments. The contract prospectus describes how contract owners may allocate, transfer and withdraw amounts to and from separate accounts.

The Portfolio currently does not foresee any disadvantages to variable product contract owners arising out of the fact that the Portfolio offers its shares to separate accounts of various insurance companies that offer variable life insurance and/or variable annuity products. Nevertheless, the Board of Trustees that oversees the Portfolio intends to monitor events to identify any material irreconcilable conflicts that may arise due to these arrangements and to determine what action, if any, should be taken in response.

If the Adviser determines that it is in the best interest of the Portfolio not to pay redemption proceeds in cash, and subject to applicable agreements with life insurance companies and other qualified investors, the Portfolio may pay a portion or all of a redemption by distributing securities held by the Portfolio. Such in-kind securities may be illiquid and difficult or impossible to sell at a time and at a price that a shareholder would like. In addition, shareholders receiving distributions in-kind may incur brokerage costs when subsequently selling shares of those securities.

FREQUENT PURCHASES AND REDEMPTIONS OF SHARES

Frequent purchases and redemptions of shares pursuant to the instructions of insurance company contract owners are referred to as "market-timing" or "short-term trading" and may present risks for other contract owners with long-term interests in the Portfolio, which may include, among other things, dilution in the value of Portfolio shares indirectly held by contract owners with long-term interests in the Portfolio, interference with the efficient management of the Portfolio, increased brokerage and administrative costs, and forcing the Portfolio to hold excess levels of cash.

In addition, the Portfolio is subject to the risk that market-timers and/or short-term traders may take advantage of time zone differences between the foreign markets on which the Portfolio's securities trade and the time the Portfolio's NAV is calculated ("time-zone arbitrage"). For example, a market-timer may submit instructions for the purchase of shares of the Portfolio based on events occurring after foreign market closing prices are established, but before the Portfolio's NAV calculation, that are likely to result in higher prices in foreign markets the following day. The market-timer would submit instructions to redeem the Portfolio's shares the next day, when the Portfolio's share price would reflect the increased prices in foreign markets for a quick profit at the expense of contract owners or participants with long-term interests in the Portfolio.

Investments in other types of securities also may be susceptible to short-term trading strategies. These investments include securities that are, among other things, thinly traded, traded infrequently, or relatively illiquid, which have the risk that the current market price for the securities may not accurately reflect current market values. A contract owner may seek to engage in short-term trading to take advantage of these pricing differences (referred to as "price-arbitrage"). Investments in certain fixed-income securities, such as junk bonds, may be adversely affected by price arbitrage trading strategies.

The Portfolio's policies with respect to valuing portfolio securities are described below in the section of this Prospectus entitled "Shareholder Information — Pricing Portfolio Shares" below.

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The Fund's Board of Trustees has adopted policies and procedures to discourage frequent purchases and redemptions of Portfolio shares by Portfolio shareholders. Insurance companies generally do not provide specific contract owner transaction instructions to the Portfolio on an ongoing basis. Therefore, to some extent, the Portfolio relies on the insurance companies to monitor frequent short-term trading by contract owners. However, the Portfolio or the Distributor has entered into agreements with insurance companies whereby the insurance companies are required to provide certain contract owner identification and transaction information upon the Portfolio's request. The Portfolio may use this information to help identify and prevent market-timing activity in the Portfolio. There can be no assurance that the Portfolio will be able to identify or prevent all market-timing activity.

If the Portfolio identifies suspected market-timing activity, the insurance company will be contacted and asked to take steps to prevent further market-timing activity (e.g., sending warning letters or blocking frequent trading by underlying contract owners). Insurance companies may be prohibited by the terms of the underlying insurance contract from restricting short-term trading of mutual fund shares by contract owners, thereby limiting the ability of such insurance company to implement remedial steps to prevent market-timing activity in the Portfolio. If the insurance company is unwilling or unable to take remedial steps to discourage or prevent frequent trading, or does not take action promptly, certain contract owners may be able to engage in frequent trading to the detriment of contract owners with long-term interests in the Portfolio. If the insurance company refuses to take remedial action, or takes action that the Portfolio deems insufficient, a determination will be made whether it is appropriate to terminate the relationship with such insurance company.

PRICING PORTFOLIO SHARES

The price of Portfolio shares, called NAV, is based on the value of its portfolio securities.

The NAV per share of the Portfolio is calculated once daily at the NYSE close (normally 4:00 p.m. Eastern time) on each day that the NYSE is open. Shares will not be priced on days that the NYSE is closed. The Portfolio may, however, elect to remain open and price its shares on days when the NYSE is closed but the primary securities markets on which the Portfolio's securities trade remain open.

The value of the Portfolio's securities is based on the securities' market price when available. When a market price is not readily available, including circumstances under which the Adviser determines that a security's market price is not accurate, a portfolio security is valued at its fair value, as determined under procedures established by the Fund's Board of Trustees.

In addition, with respect to securities that primarily are listed on foreign exchanges, when an event occurs after the close of such exchanges that is likely to have changed the value of the securities (e.g., a percentage change in value of one or more U.S. securities indices in excess of specified thresholds), such securities will be valued at their fair value, as determined under procedures established by the Fund's Board of Trustees. Securities also may be fair valued in the event of a significant development affecting a country or region or an issuer-specific development, which is likely to have changed the value of the security. In these cases, the Portfolio's NAV will reflect certain portfolio securities' fair value rather than their market price. Fair value pricing involves subjective judgment and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security. With respect to securities that are primarily listed on foreign exchanges, the value of the Portfolio's securities may change on days when shareholders will not be able to purchase or sell their shares.

To the extent the Portfolio invests in open-end management companies that are registered under the Investment Company Act of 1940, as amended, the Portfolio's NAV is calculated based upon the NAV of such funds. The prospectuses for such funds explain the circumstances under which they will use fair value pricing and its effects.

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An exception to the general policy of using market prices concerns the Portfolio's short-term debt portfolio securities. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost. However, if the cost does not reflect the securities' market value, these securities will be valued at their fair value.

DISTRIBUTIONS

The Portfolio passes substantially all of its earnings from income and capital gains along to its investors as "distributions." The Portfolio earns interest from fixed-income investments. These amounts are passed along to the Portfolio shareholders as "income dividend distributions." The Portfolio realizes capital gains whenever it sells securities for a higher price than it paid for them. These amounts may be passed along as "capital gains distributions."

Dividends from net investment income and capital gains distributions, if any, are declared and paid at least once per year.

TAX CONSEQUENCES

For information concerning the federal income tax consequences to holders of the underlying variable annuity or variable life insurance contracts, see the accompanying contract prospectus.

PORTFOLIO HOLDINGS INFORMATION

A description of the Fund's policies and procedures with respect to the disclosure of the Portfolio's securities is available in the Fund's SAI.

ADDITIONAL INFORMATION

The Adviser and/or Distributor may pay compensation (out of their own funds and not as an expense of the Portfolio) to certain insurance companies or their affiliates, in connection with various fund-related administrative services that the insurance companies provide in connection with the issuance of their variable annuity contracts. Such compensation may be significant in amount and the prospect of receiving any such additional compensation may provide such insurance companies with an incentive to favor shares of the Portfolio as an underlying investment choice for its separate accounts over other investment options. For more information, please see the Fund's SAI.

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Financial Highlights

The financial highlights table is intended to help you understand the financial performance of the Portfolio's Class X shares for the past five years. Certain information reflects financial results for a single Portfolio share throughout each period. The total returns in the table represent the rate an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). The ratio of expenses to average net assets listed in the table below is based on the average net assets of the Portfolio for each of the periods listed in the table. To the extent that the Portfolio's average net assets decrease over the Portfolio's next fiscal year, such expense ratios can be expected to increase, potentially significantly, because certain fixed costs will be spread over a smaller amount of assets.

This information for the years ended December 31, 2013, December 31, 2012 and December 31, 2011 has been audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the Portfolio's financial statements, is incorporated by reference in the SAI from the Fund's annual report, which is available upon request. The financial highlights for each of the years in the two-year period ended December 31, 2010 have been audited by another independent registered public accounting firm.

Further information about the performance of the Portfolio is contained in its annual report to shareholders. See the accompanying contract prospectus for either the variable annuity or the variable life contract issued by your insurance company for a description of charges which are applicable thereto. These charges are not reflected in the financial highlights below. Inclusion of any of these charges would reduce the total return figures for all periods shown.

For the Year Ended December 31,	2013		2012		2011		2010^		2009^
Selected Per Share Data:
Net asset value beginning of period	$11.97		$11.13		$11.26		$10.99		$9.45
Net investment income(a)	0.45		0.48		0.57		0.58		0.57
Net realized and unrealized gain (loss)	(0.35)		1.04		(0.02)		0.39		1.50
Total from investment operations	0.10		1.52		0.55		0.97		2.07
Dividends to shareholders	(0.59)		(0.68)		(0.68)		(0.70)		(0.53)
Net asset value end of period	$11.48		$11.97		$11.13		$11.26		$10.99
Total Return(b)	1.03%		14.09%		5.01%		9.28%		22.57%
Ratio to Average Net Assets:(c)
Expenses	0.62	%(d)	0.61	%(d)	0.59	%(d)	0.59	%(d)	0.56	%(d)
Net investment income	3.82	%(d)	4.14	%(d)	5.01	%(d)	5.23	%(d)	5.64	%(d)
Rebate from Morgan Stanley affiliate	0.00	%(e)	0.00	%(e)	0.00	%(e)	0.00	%(e)	0.00	%(e)
Supplemental Data:
Net assets end of period (000's)	$73,998		$86,765		$90,876		$106,363		$114,488
Portfolio turnover rate	55%		68%		43%		53%		75%

^  Beginning with the year ended December 31, 2011, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

(a)  The per share amounts were computed using an average number of shares outstanding during the period.

(b)  Calculated based on the net asset value as of the last business day of the period. Performance shown does not reflect fees and expenses imposed by your insurance company. If performance information included the effect of these additional charges, the total returns would be lower.

(c)  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

(d)  The ratios reflect the rebate of certain Portfolio expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

(e)  Amount is less than 0.005%.

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Morgan Stanley Variable Investment Series

  ADDITIONAL INFORMATION ABOUT THE PORTFOLIO'S INVESTMENTS is available in the Fund's Annual and Semi-Annual Reports to Shareholders. In the Fund's Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during its last fiscal year. The Fund's Statement of Additional Information also provides additional information about the Portfolio. The Statement of Additional Information is incorporated herein by reference (legally is part of this Prospectus). For a free copy of the Fund's Annual Report, Semi-Annual Report or Statement of Additional Information, to request information about the Portfolio or to make shareholder inquiries, please call toll-free (800) 548-7786. Free copies of these documents are also available from our Internet site at: www.morganstanley.com/im.

  YOU ALSO MAY OBTAIN INFORMATION ABOUT THE FUND BY CALLING your Morgan Stanley Financial Advisor or by visiting our Internet site.

  INFORMATION ABOUT THE FUND (including the Statement of Additional Information) can be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. Shareholder reports and other information about the Fund and the Portfolio are available on the EDGAR Database on the SEC's Internet site at: http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-1520.

(THE FUND'S INVESTMENT COMPANY ACT FILE NO. IS 811-3692)

PROSPECTUS ■ MAY 1, 2014

VARIABLE INVESTMENT SERIES

THE LIMITED DURATION PORTFOLIO

Class X

Morgan Stanley Variable Investment Series is a mutual fund comprised of five separate portfolios, each with its own distinct investment objective(s) and policies. In this Prospectus, shares of the Limited Duration Portfolio (the "Portfolio") are being offered.

Shares of the Portfolio are sold exclusively to certain life insurance companies in connection with particular variable life insurance and/or variable annuity contracts they issue. The insurance companies invest in shares of the Portfolio in accordance with instructions received from owners of variable life insurance or variable annuity contracts.

This Prospectus must be accompanied by a current prospectus for the variable life insurance and/or variable annuity contract issued by your insurance company.

The Securities and Exchange Commission ("SEC") has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Contents

Portfolio Summary	INVESTMENT OBJECTIVE	1
	FEES AND EXPENSES OF THE PORTFOLIO	1
	PORTFOLIO TURNOVER	1
	PRINCIPAL INVESTMENT STRATEGIES	1
	PRINCIPAL RISKS	2
	PAST PERFORMANCE	3
	FUND MANAGEMENT	3
	PURCHASE AND SALE OF PORTFOLIO SHARES	3
	TAX INFORMATION	4
	PAYMENTS TO INSURANCE COMPANIES AND OTHER FINANCIAL INTERMEDIARIES	4
Portfolio Details	ADDITIONAL INFORMATION ABOUT THE PORTFOLIO'S INVESTMENT OBJECTIVE, STRATEGIES AND RISKS	5
	FUND MANAGEMENT	14
Shareholder Information	PURCHASES AND SALES OF PORTFOLIO SHARES	15
	FREQUENT PURCHASES AND REDEMPTIONS OF SHARES	15
	PRICING PORTFOLIO SHARES	16
	DISTRIBUTIONS	17
	TAX CONSEQUENCES	17
	PORTFOLIO HOLDINGS INFORMATION	17
	ADDITIONAL INFORMATION	17
Financial Highlights		18

This Prospectus contains important information about the Limited Duration Portfolio and the Morgan Stanley Variable Investment Series. Please read it carefully and keep it for future reference.

Portfolio Summary

Investment Objective

The Portfolio seeks to provide a high level of current income, consistent with the preservation of capital.

Fees and Expenses of the Portfolio

The table below describes the fees and expenses that you may pay if you buy and hold Class X shares of the Portfolio. Total Annual Portfolio Operating Expenses in the table and the Example below do not reflect the impact of any charges by your insurance company. If they did, expenses would be higher.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Advisory Fee	0.30%
Distribution (12b-1) Fee	None
Other Expenses	0.45%
Total Annual Portfolio Operating Expenses	0.75%

Example

The example below is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio, your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expenses Over Time
1 Year	3 Years	5 Years	10 Years
$77	$240	$417	$930

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Total Annual Portfolio Operating Expenses or in the Example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 53% of the average value of its portfolio.

Principal Investment Strategies

The Portfolio will normally invest at least 65% of its assets in securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies and instrumentalities, investment grade mortgage-backed securities, and investment grade corporate and other types of bonds including asset-backed securities. In selecting portfolio investments to purchase or sell, the "Adviser," Morgan Stanley Investment Management Inc., considers both domestic and international economic developments, interest rate levels, the steepness of the yield curve and other factors, and seeks to maintain an overall average duration for the Portfolio's portfolio of three years or less.

The Portfolio may invest in securities of foreign issuers, including issuers located in emerging market or developing countries. Securities of such foreign issuers may be denominated in U.S. dollars or in currencies other than U.S. dollars. The Portfolio will limit its investments in non-U.S. dollar-denominated securities to 20% of the Portfolio's assets.

Certain of the securities in which the Portfolio may invest are mortgage-backed securities.The mortgage-backed securities in which the Portfolio may invest include mortgage pass-through securities, collateralized mortgage obligations ("CMOs"), stripped mortgage-backed securities ("SMBS") and inverse floating rate obligations ("inverse floaters"). In addition, the Portfolio may invest in to-be-announced pass-through mortgage securities, which settle on a delayed delivery basis ("TBAs"). The Portfolio may also invest in asset-backed securities. Asset-backed securities apply the securitization techniques used to develop mortgage-backed securities to a broad range of other assets. The Portfolio may also invest in restricted and illiquid securities.

The Portfolio may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. The Portfolio's use of derivatives may involve the purchase and sale of derivative instruments such as futures, options, swaps and other related instruments and techniques. The Portfolio may utilize foreign currency forward exchange contracts, which are also derivatives, in connection with its investments in foreign securities. These derivative instruments will be counted toward the Portfolio's 65% policy discussed above to the extent they have economic characteristics similar to the securities included within that policy.

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Principal Risks

There is no assurance that the Portfolio will achieve its investment objective and you can lose money investing in this Portfolio. The principal risks of investing in the Portfolio include:

•  Fixed-Income Securities. Fixed-income securities are subject to the risk of the issuer's inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). The historically low interest rate environment increases the risks associated with rising interest rates, including the potential for periods of volatility and increased redemptions. The Portfolio currently faces a heightened level of risk, especially since the Federal Reserve Board has begun tapering its quantitative easing program and may begin to raise rates. Securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. Lower rated fixed-income securities have greater volatility because there is less certainty that principal and interest payments will be made as scheduled.

•  U.S. Government Securities. The U.S. government securities in which the Portfolio invests can be subject to two types of risk: credit risk and interest rate risk. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. While the credit risk associated with U.S. government securities generally is considered to be minimal, the interest rate risk can be substantial. With respect to U.S. government securities that are not backed by the full faith and credit of the United States, there is the risk that the U.S. Government will not provide financial support to such U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

•  Mortgage-Backed Securities. Mortgage-backed securities entail prepayment risk, which generally increases during a period of falling interest rates. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of mortgage securities will increase and market price will decrease. Rates of prepayment, faster or slower than expected by the Adviser, could reduce the Portfolio's yield, increase the volatility of the Portfolio and/or cause a decline in net asset value ("NAV"). Certain mortgage-backed securities may be more volatile and less liquid than other traditional types of debt securities. In addition, an unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of a mortgage-backed security and could result in losses to the Portfolio. The risk of such defaults is generally higher in the case of mortgage pools that include subprime mortgages. In addition, the Portfolio may invest in TBAs, which settle on a delayed delivery basis. Investments in TBAs may give rise to a form of leverage and may cause the Portfolio's portfolio turnover rate to appear higher. Leverage may cause the Portfolio to be more volatile than if the Portfolio had not been leveraged.

•  CMOs. CMOs are comprised of various tranches, the expected cash flows of which have varying degrees of predictability as compared with the underlying mortgage loans or mortgage pass-through entities. The less predictable the cash flow, the higher the yield and the greater the risk. In addition, if the collateral securing CMOs or any third-party guarantees is insufficient to make payments, the Portfolio could sustain a loss.

•  SMBS. Investments in each class of SMBS are extremely sensitive to changes in interest rates. The interest-only or "IO" class tends to decrease in value substantially if interest rates decline and prepayment rates become more rapid. The principal-only or "PO" class tends to decrease in value substantially if interest rates increase and the rate of prepayment decreases. If the Portfolio invests in SMBS and interest rates move in a manner not anticipated by Portfolio management, it is possible that the Fund could lose all or substantially all of its investment.

•  Inverse Floaters. Inverse floating rate obligations are obligations which pay interest at rates that vary inversely with changes in market rates of interest. Because the interest rate paid to holders of such obligations is generally determined by subtracting a variable or floating rate from a predetermined amount, the interest rate paid to holders of such obligations will decrease as such variable or floating rate increases and increase as such variable or floating rate decreases.

•  Asset-Backed Securities. Asset-backed securities involve the risk that various federal and state consumer laws and other legal and economic factors may result in the collateral backing the securities being insufficient to support payment on the securities. Asset-backed securities also have certain risk characteristics similar to mortgage-backed securities.

•  Liquidity. The Portfolio's investments in restricted and illiquid securities may entail greater risk than investments in publicly traded securities. These securities may be more difficult to sell, particularly in times of market turmoil. Additionally, the market for certain investments deemed liquid at the time of purchase may become illiquid under adverse market or economic conditions. Illiquid securities may be more difficult to value. If the Portfolio is forced to sell an illiquid security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss.

•  Foreign and Emerging Market Securities. Investments in foreign markets entail special risks such as currency, political, economic and market risks. There also may be greater market volatility, less reliable financial information, higher transaction and custody costs, decreased market liquidity and less government and exchange regulation associated with investments in foreign markets. In addition, investments in certain foreign markets, which have historically been considered stable, may become more volatile and subject to increased risk due to ongoing developments and changing conditions in such markets. Moreover, the growing interconnectivity of global economies and financial markets has increased the probability that adverse developments and conditions in one country or region will affect the stability of economies and financial

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markets in other countries or regions. The risks of investing in emerging market countries are greater than risks associated with investments in foreign developed countries. In addition, the Portfolio's investments may be denominated in foreign currencies and therefore, to the extent unhedged, the value of the investment will fluctuate with the U.S. dollar exchange rates. To the extent hedged by the use of foreign currency forward exchange contracts, the precise matching of the foreign currency forward exchange contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. There is additional risk that such transactions reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken and that foreign currency forward exchange contracts create exposure to currencies in which the Portfolio's securities are not denominated. The use of foreign currency forward exchange contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract.

•  Derivatives. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the other party to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates and risks that the transactions may not be liquid. Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss.

Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Past Performance

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class X shares from year-to-year and by showing how the average annual returns of the Portfolio's Class X shares for the one, five and 10 year periods compare with those of a broad measure of market performance over time. This performance information does not include the impact of any charges deducted by your insurance company. If it did, returns would be lower. The Portfolio's past performance is not necessarily an indication of how the Portfolio will perform in the future.

Annual Total Returns—Calendar Years

High Quarter	6/30/09:	2.41%
Low Quarter	3/31/08:	–6.94%

Average Annual Total Returns For Periods Ended December 31, 2013

	Past 1 Year	Past 5 Years	Past 10 Years
Limited Duration Portfolio	0.39%	2.91%	0.86%
Barclays Capital U.S. Government/Credit Index (1-5 Year) (reflects no deduction for fees, expenses, or taxes)[1]	0.28%	2.86%	3.41%

(1)  The Barclays Capital U.S. Government/Credit Index (1-5 Year) tracks the performance of U.S. government and corporate obligations, including U.S. government agency and Treasury securities, and corporate and Yankee bonds with maturities of one to five years. It is not possible to invest directly in an index.

Fund Management

Adviser. Morgan Stanley Investment Management Inc.

Portfolio Managers. The Portfolio is managed by members of the Taxable Fixed Income team. Information about the members jointly and primarily responsible for the day-to-day management of the Portfolio is shown below:

Name	Title with Adviser	Date Began Managing Portfolio
Neil Stone	Managing Director	January 2011
Joseph Mehlman	Executive Director	May 2008
Divya Chhibba	Vice President	January 2013

Purchase and Sale of Portfolio Shares

This Prospectus offers Class X shares of the the Limited Duration Portfolio. The Portfolio also offers Class Y shares of the Portfolio through a separate prospectus. Class Y shares are subject to different expenses. For eligibility information, contact your insurance company.

Portfolio shares will be sold at the next price calculated after we receive the redemption request on your behalf.

The Portfolio offers its shares only to insurance companies' separate accounts that insurance companies establish to fund variable life insurance and/or variable annuity contracts. An insurance company purchases or redeems shares of the Portfolio based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account

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investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments. The contract prospectus describes how contract owners may allocate, transfer and withdraw amounts to, and from, separate accounts.

For more information, please refer to the section of this Prospectus entitled "Shareholder Information—Purchases and Sales of Portfolio Shares."

Tax Information

Special tax rules apply to life insurance companies, variable annuity contracts and variable life insurance contracts. For information on federal income taxation of a life insurance company with respect to its receipt of distributions from the Portfolio and federal income taxation of owners of variable annuity or variable life insurance contracts, see the accompanying contract prospectus.

Payments to Insurance Companies and
Other Financial Intermediaries

If you purchase Portfolio shares through an insurance company or other financial intermediary (such as a bank), the Adviser and/or the Portfolio's "Distributor," Morgan Stanley Distribution, Inc., may pay the financial intermediary for the sale of Portfolio shares and related services. These payments, which may be significant in amount, may create a conflict of interest by influencing the insurance company or other financial intermediary and your salesperson to recommend one variable annuity contract over another or be a factor in an insurance company's decision to include the Portfolio as an underlying investment option in its variable insurance products. Ask your salesperson or visit your insurance company's or other financial intermediary's web site for more information.

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Portfolio Details

ADDITIONAL INFORMATION ABOUT THE PORTFOLIO'S INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

INVESTMENT OBJECTIVE

The Portfolio seeks to provide a high level of current income, consistent with the preservation of capital.

PRINCIPAL INVESTMENT STRATEGIES

INCOME

An investment objective having the goal of selecting securities to pay out income rather than rise in value.

The Portfolio will normally invest at least 65% of its assets in securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies and instrumentalities, investment grade mortgage-backed securities, and investment grade corporate and other types of bonds including asset-backed securities. In selecting portfolio investments to purchase or sell, the Adviser considers both domestic and international economic developments, interest rate levels, the steepness of the yield curve and other factors, and seeks to maintain an overall average duration for the Portfolio's portfolio of three years or less.

The Portfolio may also use derivative instruments as discussed below. These derivative instruments will be counted toward the Portfolio's 65% policy discussed above to the extent they have economic characteristics similar to the securities included within that policy.

Mortgage-Backed Securities. One type of mortgage-backed security in which the Portfolio may invest is a mortgage pass-through security. These securities represent a participation interest in a pool of residential mortgage loans originated by U.S. governmental or private lenders such as banks. They differ from conventional debt securities, which provide for periodic payment of interest in fixed amounts and principal payments at maturity or on specified call dates. Mortgage pass-through securities provide for monthly payments that are a "pass-through" of the monthly interest and principal payments made by the individual borrowers on the pooled mortgage loans. Mortgage pass-through securities may be collateralized by mortgages with fixed rates of interest or adjustable rates. These mortgage-backed securities may be in the form of TBAs, which are mortgage derivatives that settle on a delayed delivery basis.

Collateralized Mortgage Obligations. CMOs are debt obligations collateralized by mortgage loans or mortgage pass-through securities ("Mortgage Assets"). Payments of principal and interest on the Mortgage Assets and any reinvestment income are used to make payments on the CMOs. CMOs are issued in multiple classes. Each class has a fixed or floating coupon rate and a stated maturity or final distribution date. The principal and interest on the Mortgage Assets may be allocated among the classes in a number of different ways. Certain classes will, as a result of the allocation, have more predictable cash flows than others. As a general matter, the more predictable the cash flow, the lower the yield relative to other Mortgage Assets. The less predictable the cash flow, the higher the yield and the greater the risk. The Portfolio may invest in any class of CMOs.

Stripped Mortgage-Backed Securities. SMBS are derivative multi-class mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. Government, or by private originators. A common type of SMBS will have one class receiving some of the interest and most of the principal from the Mortgage Assets, while the other class receives most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or "IO" class), while the other class will receive all of the principal (the principal-only or "PO" class).

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Inverse Floaters. Inverse floating rate obligations are obligations which pay interest at rates that vary inversely with changes in market rates of interest. Because the interest rate paid to holders of such obligations is generally determined by subtracting a variable or floating rate from a predetermined amount, the interest rate paid to holders of such obligations will decrease as such variable or floating rate increases and increase as such variable or floating rate decreases.

Asset-Backed Securities. The Portfolio may invest in asset-backed securities. Asset-backed securities represent an interest in a pool of assets such as, but not limited to, automobile loans, credit card receivables, student loans or home equity (prime and subprime) loans that have been securitized in pass-through structures similar to mortgage-backed securities. These types of pass-through securities provide for monthly payments that are a "pass-through" of the monthly interest and principal payments made by the individual borrowers on the pooled receivables.

Restricted and Illiquid Securities. The Portfolio may purchase certain non-publicly traded "restricted" securities. These securities may include "Rule 144A" securities which are exempt from registration and may only be resold to qualified institutional buyers. The Portfolio may invest in illiquid securities, including restricted securities that are illiquid. The Portfolio may invest an unlimited amount in restricted securities that are considered by the Adviser to be liquid.

Foreign and Emerging Market Securities. The Portfolio may invest in securities of foreign issuers, including issuers located in emerging market or developing countries. Securities of such foreign issuers may be denominated in U.S. dollars or in currencies other than U.S. dollars. The Portfolio will limit its investments in non-U.S. dollar-denominated securities to 20% of the Portfolio's assets.

Derivatives. The Portfolio may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. The Portfolio's use of derivatives may involve the purchase and sale of derivative instruments such as futures, options, swaps and other related instruments and techniques. The Portfolio may also use foreign currency forward exchange contracts, which are also derivatives, in connection with its investments in foreign securities.

In pursuing the Portfolio's investment objective, the Adviser has considerable leeway in deciding which investments it buys, holds or sells on a day-to-day basis and which trading strategies it uses. For example, the Adviser in its discretion may determine to use some permitted trading strategies while not using others.

ADDITIONAL INVESTMENT STRATEGY INFORMATION

This section provides additional information relating to the Portfolio's investment strategies.

Other Investments. The Portfolio may invest in commercial mortgage-backed securities ("CMBS") and lower rated fixed-income securities.

CMBS. CMBS are generally multi-class or pass-through securities backed by a mortgage loan or a pool of mortgage loans secured by commercial property, such as industrial and warehouse properties, office buildings, retail space and shopping malls, multifamily properties and cooperative apartments. The commercial mortgage loans that underlie CMBS are generally not amortizing or not fully amortizing. That is, at their maturity date, repayment of their remaining principal balance or "balloon" is due and is repaid through the attainment of an additional loan or sale of the property. An extension of a final payment on commercial mortgages will increase the average life of the CMBS, generally resulting in a lower yield for discount bonds and a higher yield for premium bonds.

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Lower Rated Fixed-Income Securities ("Junk Bonds"). Up to 5% of the Portfolio's net assets may be invested in fixed-income securities rated below investment grade by Moody's Investors Service, Inc. ("Moody's) or Standard & Poor's Ratings Services, a division of The McGraw-Hill Companies, Inc. ("S&P"), or if unrated, are of comparable quality as determined by the Adviser (commonly known as "junk bonds").

Defensive Investing. The Portfolio may take temporary "defensive" positions in attempting to respond to adverse market economic, political or other conditions. The Portfolio may invest any amount of its assets in cash, cash equivalents or other fixed-income securities in a defensive posture that may be inconsistent with its principal investment strategies when the Adviser believes it advisable to do so.

Although taking a defensive posture is designed to protect the Portfolio from an anticipated market downturn, it could have the effect of reducing the benefit from any upswing in the market. When the Portfolio takes a defensive position, it may not achieve its investment objective.

* * *

The percentage limitations relating to the composition of the Portfolio apply at the time the Portfolio acquires an investment. Subsequent percentage changes that result from market fluctuations generally will not require the Portfolio to sell any portfolio security. However, the Portfolio may be required to reduce its borrowings, if any, in response to fluctuations in the value of such holdings. The Portfolio may change its principal investment strategies without shareholder approval; however, you would be notified of any changes.

PRINCIPAL RISKS

There is no assurance that the Portfolio will achieve its investment objective. The Portfolio's share price and yield will fluctuate with changes in the market value and/or yield of its portfolio securities. Neither the value nor the yield of the U.S. government securities that the Portfolio invests in (or the value or yield of the Portfolio's shares) is guaranteed by the U.S. Government. When you sell Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio.

Fixed-Income Securities. Fixed-income securities are subject to the risk of the issuer's inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). The historically low interest rate environment increases the risks associated with rising interest rates, including the potential for periods of volatility and increased redemptions. The Portfolio currently faces a heightened level of risk, especially since the Federal Reserve Board has begun tapering its quantitative easing program and may begin to raise rates. Securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. Zero coupon securities (which are purchased at a discount and generally accrue interest, but make no payments until maturity) are typically subject to greater price fluctuations than comparable securities that pay current interest. Lower rated fixed-income securities have greater volatility because there is less certainty that principal and interest payments will be made as scheduled.

U.S. Government Securities. The U.S. government securities in which the Portfolio invests can be subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. While the credit risk associated with U.S. government securities generally is considered to be minimal, the interest rate risk can be substantial. The Portfolio is not limited as to the maturities of the securities in which it may invest. Thus, a rise in the general level of interest rates may cause the price of the Portfolio's portfolio securities to fall substantially.

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The U.S. government securities that the Portfolio may purchase include U.S. Treasury bills, notes and bonds, all of which are direct obligations of the U.S. Government. In addition, the Portfolio may purchase securities issued by agencies and instrumentalities of the U.S. Government which are backed by the full faith and credit of the United States. Among the agencies and instrumentalities issuing these obligations are the Government National Mortgage Association and the Federal Housing Administration. The Portfolio may also purchase securities issued by agencies and instrumentalities which are not backed by the full faith and credit of the United States but whose issuing agency or instrumentality has the right to borrow, to meet its obligations, from the U.S. Treasury. Among these agencies and instrumentalities are the Federal National Mortgage Association ("Fannie Mae"), the Federal Home Loan Mortgage Corporation ("Freddie Mac") and the Federal Home Loan Banks. In September 2008, the U.S. Treasury Department announced that the U.S. Government would be taking over Freddie Mac and Fannie Mae and placing the companies into a conservatorship. In addition, the U.S. Treasury announced additional steps that it intended to take with respect to the debt and mortgage-backed securities issued by Fannie Mae and Freddie Mac in order to support the conservatorship. Fannie Mae and Freddie Mac are continuing to operate as going concerns while in conservatorship and each remains liable for all of its respective obligations, including its guaranty obligations, associated with its mortgage-backed securities. No assurance can be given that these initiatives will be successful. Further, the Portfolio may purchase securities issued by agencies and instrumentalities, which are backed solely by the credit of the issuing agency or instrumentality. Among these agencies and instrumentalities is the Federal Farm Credit System. Because these securities are not backed by the full faith and credit of the United States there is a risk that the U.S. Government will not provide financial support to these agencies if it is not obligated to do so by law. The maximum potential liability of the issuers of some U.S. government securities held by the Fund may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future. The interest from U.S. government securities generally is not subject to state and local taxation.

Maturity and Duration. Traditionally, a debt security's term-to-maturity has been used as an indicator for the sensitivity of the security's price to changes in interest rates (which is the interest rate risk or volatility of the security). However, term-to-maturity measures only the time until a debt security provides its final payment, taking no account of the pattern of the security's payments prior to maturity.

Duration is a measure of the expected life of a fixed-income security that was developed as a more precise measure of interest rate sensitivity than term-to-maturity. A portfolio with a lower average duration generally should experience less price volatility in response to changes in interest rates than a portfolio with a higher average duration. Duration incorporates a bond's yield, coupon interest payments, final maturity and call features into one measure. Duration is one of the fundamental tools used by the Adviser in the selection of fixed-income securities.

Duration takes the length of the time intervals between the present time and the time that the interest and principal payments are scheduled or, in the case of a callable bond, expected to be received, and weights them by the present values of the cash to be received at each future point in time. For any fixed-income security with interest payments occurring prior to the payment of principal, duration is always less than maturity.

There are some situations where even the standard duration calculation does not properly reflect the interest rate exposure of a security. For example, floating and variable rate securities often have final maturities of ten or more years; however, their interest rate exposure corresponds to the frequency of the coupon reset. In these and other similar situations, the Adviser will use analytical techniques that incorporate the economic life of a security into the determination of its interest rate exposure.

Mortgage-Backed Securities. Mortgage-backed securities in which the Portfolio may invest have different risk characteristics than traditional debt securities. Although, generally, the value of fixed-income securities increases during periods of falling interest rates and decreases during periods of rising rates, this is not always the case with mortgage-backed securities. This is due to the fact that principal on underlying mortgages may be prepaid at any time as well as other factors. Generally, prepayments will increase during a period of falling interest rates and decrease during a period of rising interest rates. The rate

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of prepayments also may be influenced by economic and other factors. Prepayment risk includes the possibility that, as interest rates fall, securities with stated interest rates may have the principal prepaid earlier than expected, requiring the Portfolio to invest the proceeds at generally lower interest rates.

Investments in mortgage-backed securities are made based upon, among other things, expectations regarding the rate of prepayments on underlying mortgage pools. Rates of prepayment, faster or slower than expected by the Adviser, could reduce the Portfolio's yield, increase the volatility of the Portfolio and/or cause a decline in NAV. Certain mortgage-backed securities may be more volatile and less liquid than other traditional types of debt securities.

The Portfolio may invest in mortgage pass-through securities that are issued or guaranteed by the U.S. Government. These securities are either direct obligations of the U.S. Government or the issuing agency or instrumentality has the right to borrow from the U.S. Treasury to meet its obligations although the U.S. Treasury is not legally required to extend credit to the agency or instrumentality. Certain of the U.S. government securities purchased by the Portfolio are not backed by the full faith and credit of the United States and there is a risk that the U.S. Government will not provide financial support to these agencies if it is not obligated to do so by law. It is possible that these issuers will not have the funds to meet their payment obligations in the future.

To the extent the Portfolio invests in mortgage securities offered by non-governmental issuers, such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers, the Portfolio may be subject to additional risks. Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments in such pools. However, timely payment of interest and principal of these pools may be supported by various forms of private insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of intent. The insurance and guarantees are issued by governmental entities, private insurers and the mortgage poolers. There can be no assurance that the private insurers can meet their obligations under the insurance policies or guarantee arrangements.

Mortgage pools underlying mortgage securities offered by non-governmental issuers more frequently include second mortgages, high loan-to-value ratio mortgages and manufactured housing loans, in addition to commercial mortgages and other types of mortgages where a government or government-sponsored entity guarantee is not available. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of a mortgage-backed security and could result in losses to the Portfolio. The risk of such defaults is generally higher in the case of mortgage pools that include subprime mortgages. Subprime mortgages refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their mortgages. For these reasons, the loans underlying these securities have had in many cases higher default rates than those loans that meet government underwriting requirements. The risk of non-payment is greater for mortgage-related securities that are backed by loans that were originated under weak underwriting standards, including loans made to borrowers with limited means to make repayment. A level of risk exists for all loans, although, historically, the poorest performing loans have been those classified as subprime. Other types of privately issued mortgage-related securities, such as those classified as pay-option adjustable rate or Alt-A, have also performed poorly. Even loans classified as prime have experienced higher levels of delinquencies and defaults.

In addition, the Portfolio may invest in TBAs. Investments in TBAs may give rise to a form of leverage. Leverage may cause the Portfolio to be more volatile than if the Portfolio had not been leveraged. Further, TBAs may cause the Portfolio's portfolio turnover rate to appear higher.

Collateralized Mortgage Obligations. The principal and interest on the Mortgage Assets comprising a CMO may be allocated among the several classes of a CMO in many ways. The general goal in allocating cash flows on Mortgage Assets to the various classes of a CMO is to create certain tranches on which the expected cash flows have a higher degree of predictability than do the underlying Mortgage Assets. As a general matter, the more predictable the cash flow is on a particular CMO tranche, the lower the anticipated yield on that tranche at the time of issue will be relative to the prevailing market yields on the Mortgage Assets. As part of the process of creating more predictable cash flows on certain tranches of a CMO, one or more

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tranches generally must be created that absorb most of the changes in the cash flows on the underlying Mortgage Assets. The yields on these tranches are generally higher than prevailing market yields on other mortgage-related securities with similar average lives. Principal prepayments on the underlying Mortgage Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates. Because of the uncertainty of the cash flows on these tranches, the market prices and yields of these tranches are more volatile and may increase or decrease in value substantially with changes in interest rates and/or the rates of prepayment. Due to the possibility that prepayments (on home mortgages and other collateral) will alter the cash flow on CMOs, it is not possible to determine in advance the final maturity date or average life. Faster prepayment will shorten the average life and slower prepayments will lengthen it. In addition, if the collateral securing CMOs or any third-party guarantees is insufficient to make payments, the Portfolio could sustain a loss.

Stripped Mortgage-Backed Securities. Investments in each class of SMBS are extremely sensitive to changes in interest rates. IOs tend to decrease in value substantially if interest rates decline and prepayment rates become more rapid. POs tend to decrease in value substantially if interest rates increase and the rate of prepayment decreases. If the Portfolio invests in SMBS and interest rates move in a manner not anticipated by Portfolio management, it is possible that the Portfolio could lose all or substantially all of its investment.

Inverse Floaters. Like most other fixed-income securities, the value of inverse floaters will decrease as interest rates increase. They are more volatile, however, than most other fixed-income securities because the coupon rate on an inverse floater typically changes at a multiple of the change in the relevant index rate. Thus, any rise in the index rate (as a consequence of an increase in interest rates) causes a correspondingly greater drop in the coupon rate of an inverse floater while a drop in the index rate causes a correspondingly greater increase in the coupon rate of an inverse floater. Some inverse floaters may also increase or decrease substantially because of changes in the rate of prepayments.

Asset-Backed Securities. Asset-backed securities involve the risk that various federal and state consumer laws and other legal and economic factors may result in the collateral backing the securities being insufficient to support payment on the securities. Asset-backed securities also have certain risk characteristics similar to mortgage-backed securities. Like mortgage-backed securities, they generally decrease in value as a result of interest rate increases, but may benefit less than other fixed-income securities from declining interest rates, principally because of prepayments. Also, as in the case of mortgage-backed securities, prepayments generally increase during a period of declining interest rates, although other factors, such as changes in credit card use and payment patterns, may also influence prepayment rates.

Liquidity. The Portfolio's investments in restricted and illiquid securities may entail greater risk than investments in publicly traded securities. These securities may be more difficult to sell, particularly in times of market turmoil. Additionally, the market for certain investments deemed liquid at the time of purchase may become illiquid under adverse market or economic conditions. Illiquid securities may be more difficult to value. If the Portfolio is forced to sell an illiquid security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss.

Foreign and Emerging Market Securities. The Portfolio's investments in foreign securities involve risks that are in addition to the risks associated with domestic securities. One additional risk is currency risk. While the price of Portfolio shares is quoted in U.S. dollars, the Portfolio may convert U.S. dollars to a foreign market's local currency to purchase a security in that market. If the value of that local currency falls relative to the U.S. dollar, the U.S. dollar value of the foreign security will decrease. This is true even if the foreign security's local price remains unchanged.

Foreign securities also have risks related to economic and political developments abroad, including expropriations, confiscatory taxation, exchange control regulation, limitations on the use or transfer of Portfolio assets and any effects of foreign social, economic or political instability. Foreign companies, in general, are not subject to the regulatory requirements of U.S. companies and, as such, there may be less publicly available information about these companies. Moreover, foreign accounting, auditing and financial reporting standards generally are different from those applicable to U.S. companies. Finally, in the event of a default of any foreign debt obligations, it may be more difficult for the Fund to obtain or enforce a judgment against the issuers of the securities.

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Securities of foreign issuers may be less liquid than comparable securities of U.S. issuers and, as such, their price changes may be more volatile. In addition, the prices of such securities may be susceptible to influence by large traders, due to the limited size of many foreign securities markets. Moreover, investments in certain foreign markets, which have historically been considered stable, may become more volatile and subject to increased risk due to ongoing developments and changing conditions in such markets. Also, the growing interconnectivity of global economies and financial markets has increased the probability that adverse developments and conditions in one country or region will affect the stability of economies and financial markets in other countries or regions. Furthermore, foreign exchanges and broker-dealers are generally subject to less government and exchange scrutiny and regulation than their U.S. counterparts. In addition, differences in clearance and settlement procedures in foreign markets may cause delays in settlement of the Portfolio's trades effected in those markets and could result in losses to the Portfolio due to subsequent declines in the value of the securities subject to the trades.

Investing in foreign sovereign debt securities will expose the Portfolio to the direct or indirect consequences of political, social or economic changes in the countries that issue the securities. Investments in sovereign debt are subject to the risk that a government entity may delay or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position to its economy or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting on a sovereign debt that a government does not pay or bankruptcy proceeding by which all or part of the sovereign debt that a government entity has not repaid may be collected.

The foreign securities in which the Portfolio may invest may be issued by issuers located in emerging market or developing countries. Compared to the United States and other developed countries, emerging market or developing countries may have relatively unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Securities issued by companies located in these countries tend to be especially volatile and may be less liquid than securities traded in developed countries. In the past, securities in these countries have been characterized by greater potential loss than securities of companies located in developed countries.

Depositary receipts involve many of the same risks as those associated with direct investment in foreign securities. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities.

Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, entities and/or individuals, changes in international trading patterns, trade barriers, and other protectionist or retaliatory measures. Economic sanctions could, among other things, effectively restrict or eliminate the Portfolio's ability to purchase or sell securities or groups of securities for a substantial period of time, and may make the Portfolio's investments in such securities harder to value. International trade barriers or economic sanctions against foreign countries, organizations, entities and/or individuals, may adversely affect the Portfolio's foreign holdings or exposures. Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets, or the imposition of punitive taxes. Governmental actions can have a significant effect on the economic conditions in foreign countries, which also may adversely affect the value and liquidity of the Portfolio's investments. For example, the governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain sectors or industries. In addition, a foreign government may limit or cause delay in the convertibility or repatriation of its currency which would adversely affect the U.S. dollar value and/or liquidity of investments denominated in that currency. Any of these actions could severely affect security prices, impair the Portfolio's ability to purchase or sell foreign securities or transfer the Portfolio's assets back into the U.S., or otherwise adversely affect the Portfolio's operations. Certain foreign investments may become less liquid in response to market developments or adverse investor perceptions, or become illiquid after

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purchase by the Portfolio, particularly during periods of market turmoil. Certain foreign investments may become illiquid when, for instance, there are few, if any, interested buyers and sellers or when dealers are unwilling to make a market for certain securities. When the Portfolio holds illiquid investments, its portfolio may be harder to value.

In connection with its investments in foreign securities, the Portfolio also may enter into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date. A foreign currency forward exchange contract is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Foreign currency forward exchange contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. In addition, the Portfolio may use cross currency hedging or proxy hedging with respect to currencies in which the Portfolio has or expects to have portfolio or currency exposure. Cross currency hedges involve the sale of one currency against the positive exposure to a different currency and may be used for hedging purposes or to establish an active exposure to the exchange rate between any two currencies. To the extent hedged by the use of foreign currency forward exchange contracts, the precise matching of the foreign currency forward exchange contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. Furthermore, such transactions reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is additional risk to the extent that foreign currency forward exchange contracts create exposure to currencies in which the Portfolio's securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Portfolio than if it had not entered into such contracts. The use of foreign currency forward exchange contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract.

Derivatives. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable SEC rules and regulations, or may cause the Portfolio to be more volatile than if the Portfolio had not been leveraged. Although the Adviser seeks to use derivatives to further the Portfolio's investment objective, there is no assurance that the use of derivatives will achieve this result.

The derivative instruments and techniques that the Portfolio may use include:

Futures. A futures contract is a standardized, exchange-traded agreement to buy or sell a specific quantity of an underlying asset, reference rate or index at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures contracts can be highly volatile, using futures contracts can lower total return, and the potential loss from futures contracts can exceed the Portfolio's initial investment in such contracts. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time. There is also

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the risk of loss by the Portfolio of margin deposits in the event of bankruptcy of a broker with whom the Portfolio has open positions in the futures contract.

Options. If the Portfolio buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or futures contract on the underlying instrument at an agreed-upon price typically in exchange for a premium paid by the Portfolio. If the Portfolio sells an option, it sells to another person the right to buy from or sell to the Portfolio a specific amount of the underlying instrument or futures contract on the underlying instrument at an agreed-upon price typically in exchange for a premium received by the Portfolio. When options are purchased over-the-counter ("OTC"), the Portfolio bears the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. Options may also be illiquid and the Portfolio may have difficulty closing out its position. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well-conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

Swaps. The Portfolio may enter into OTC swap contracts or cleared swap transactions. An OTC swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indices, reference rates, currencies or other instruments. Typically swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Portfolio's obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each party. Cleared swap transactions held may reduce counterparty credit risk. In a cleared swap, the Portfolio's ultimate counterparty is a clearinghouse rather than a bank, dealer or other financial institution. OTC swap agreements are not entered into or traded on exchanges and often there is no central clearing or guaranty function for swaps. These OTC swaps are often subject to credit risk or the risk of default or non-performance by the counterparty. Both OTC and cleared swaps could result in losses if interest rate or foreign currency exchange rate or credit quality changes are not correctly anticipated by the Portfolio or if the reference index, security or investments do not perform as expected. The Portfolio's use of swaps may include those based on the credit of an underlying security, commonly referred to as "credit default swaps." Where the Portfolio is the buyer of a credit default swap contract, it would typically be entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract only in the event of a default or similar event by the issuer of the debt obligation. If no default occurs, the Portfolio would have paid to the counterparty a periodic stream of payments over the term of the contract and received no benefit from the contract. When the Portfolio is the seller of a credit default swap contract, it typically receives the stream of payments but is obligated to pay an amount equal to the par (or other agreed-upon) value of a referenced debt obligation upon the default or similar event by the issuer of the referenced debt obligation. The Dodd-Frank Wall Street Reform and Consumer Protection Act and related regulatory developments require the clearing and exchange-trading of certain standardized swap transactions. Mandatory exchange-trading and clearing is occurring on a phased-in basis.

Other Risks. The performance of the Portfolio also will depend on whether or not the Adviser is successful in applying the Portfolio's investment strategies. The Portfolio is also subject to other risks from its permissible investments, including the risks associated with its investments in CMBS and lower rated fixed-income securities. For more information about these risks, see the section of this Prospectus entitled "Additional Risk Information" below.

ADDITIONAL RISK INFORMATION

This section provides additional information relating to the risks of investing in the Portfolio.

CMBS. CMBS are subject to credit risk and prepayment risk. Although prepayment risk is present, it is of a lesser degree in the CMBS than in the residential mortgage market; commercial real estate property loans often contain provisions which substantially reduce the likelihood that such securities will be prepaid (e.g., significant prepayment penalties on loans and, in some cases, prohibition on principal payments for several years following origination).

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Lower Rated Fixed-Income Securities ("Junk Bonds"). The Portfolio's investments in fixed-income securities rated lower than investment grade or, if unrated, determined to be comparable quality by the Adviser, otherwise known as "junk bonds," pose significant risks. Junk bonds may be issued by companies that are restructuring, are smaller and less creditworthy or are more highly indebted than other companies, and therefore they may have more difficulty making scheduled payments of principal and interest. The prices of junk bonds are likely to be more sensitive to adverse economic changes or individual corporate developments than higher-rated securities. During an economic downturn or substantial period of rising interest rates, junk bond issuers and, in particular, highly leveraged issuers may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet their projected business goals or to obtain additional financing. An economic downturn affecting an issuer of high yield securities may result in an increased incidence of default. In the event of a default, the Portfolio may incur additional expenses to seek recovery. The secondary market for junk bonds may be less liquid than the markets for higher quality securities and, as such, may have an adverse effect on the market prices of certain securities.

FUND MANAGEMENT

MORGAN STANLEY INVESTMENT MANAGEMENT INC.

The Adviser, together with its affiliated asset management companies, had approximately $373 billion in assets under management or supervision as of December 31, 2013.

The Fund has retained the Adviser—Morgan Stanley Investment Management Inc.—to provide investment advisory services. The Adviser is a wholly-owned subsidiary of Morgan Stanley (NYSE: "MS"), a preeminent global financial services firm engaged in securities trading and brokerage activities, as well as providing investment banking, research and analysis, financing and financial advisory services. The Adviser's address is 522 Fifth Avenue, New York, NY 10036.

The Portfolio is managed by members of the Taxable Fixed Income team. The team consists of portfolio managers and analysts. Current members of the team jointly and primarily responsible for the day-to-day management of the Portfolio are Neil Stone, Joseph Mehlman and Divya Chhibba.

Mr. Stone has been associated with the Adviser in an investment management capacity since 1995. Mr. Mehlman has been associated with the Adviser in an investment management capacity since 2002. Ms. Chhibba has been associated with the Adviser in an investment capacity since 2005.

All team members are responsible for the execution of the overall strategy of the Portfolio.

The Fund's Statement of Additional Information ("SAI") provides additional information about the portfolio managers' compensation structure, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the Portfolio.

The composition of the team may change from time to time.

The Portfolio pays the Adviser a monthly advisory fee as full compensation for the services and facilities furnished to the Portfolio, and for Portfolio expenses assumed by the Adviser. The fee is based on the Portfolio's average daily net assets. For the fiscal year ended December 31, 2013, the Portfolio paid total investment advisory compensation (net of affiliated rebates, if applicable) amounting to 0.30% of the Portfolio's average daily net assets.

A discussion regarding the Board of Trustees' approval of the investment advisory agreement is available in the Fund's Semi-Annual Report to Shareholders for the period ended June 30, 2013.

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Shareholder Information

PURCHASES AND SALES OF PORTFOLIO SHARES

Shares are offered on each day that the New York Stock Exchange ("NYSE") is open for business. The Portfolio offers its shares only to insurance company separate accounts that insurance companies establish to fund variable life insurance and/or variable annuity contracts. An insurance company purchases or redeems shares of the Portfolio based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments. The contract prospectus describes how contract owners may allocate, transfer and withdraw amounts to and from separate accounts.

The Portfolio currently does not foresee any disadvantages to variable product contract owners arising out of the fact that the Portfolio offers its shares to separate accounts of various insurance companies that offer variable life insurance and/or variable annuity products. Nevertheless, the Board of Trustees that oversees the Portfolio intends to monitor events to identify any material irreconcilable conflicts that may arise due to these arrangements and to determine what action, if any, should be taken in response.

If the Adviser determines that it is in the best interest of the Portfolio not to pay redemption proceeds in cash, and subject to applicable agreements with life insurance companies and other qualified investors, the Portfolio may pay a portion or all of a redemption by distributing securities held by the Portfolio. Such in-kind securities may be illiquid and difficult or impossible to sell at a time and at a price that a shareholder would like. In addition, shareholders receiving distributions in-kind may incur brokerage costs when subsequently selling shares of those securities.

FREQUENT PURCHASES AND REDEMPTIONS OF SHARES

Frequent purchases and redemptions of shares pursuant to the instructions of insurance company contract owners are referred to as "market-timing" or "short-term trading" and may present risks for other contract owners with long-term interests in the Portfolio, which may include, among other things, dilution in the value of Portfolio shares indirectly held by contract owners with long-term interests in the Portfolio, interference with the efficient management of the Portfolio, increased brokerage and administrative costs, and forcing the Portfolio to hold excess levels of cash.

In addition, the Portfolio is subject to the risk that market-timers and/or short-term traders may take advantage of time zone differences between the foreign markets on which the Portfolio's securities trade and the time the Portfolio's NAV is calculated ("time-zone arbitrage"). For example, a market-timer may submit instructions for the purchase of shares of the Portfolio based on events occurring after foreign market closing prices are established, but before the Portfolio's NAV calculation, that are likely to result in higher prices in foreign markets the following day. The market-timer would submit instructions to redeem the Portfolio's shares the next day, when the Portfolio's share price would reflect the increased prices in foreign markets for a quick profit at the expense of contract owners or participants with long-term interests in the Portfolio.

Investments in other types of securities also may be susceptible to short-term trading strategies. These investments include securities that are, among other things, thinly traded, traded infrequently, or relatively illiquid, which have the risk that the current market price for the securities may not accurately reflect current market values. A contract owner may seek to engage in short-term trading to take advantage of these pricing differences (referred to as "price-arbitrage"). Investments in certain fixed-income securities, such as junk bonds, may be adversely affected by price arbitrage trading strategies.

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The Portfolio's policies with respect to valuing portfolio securities are described in the section of this Prospectus entitled "Shareholder Information—Pricing Portfolio Shares" below.

The Fund's Board of Trustees has adopted policies and procedures to discourage frequent purchases and redemptions of Portfolio shares by Portfolio shareholders. Insurance companies generally do not provide specific contract owner transaction instructions to the Portfolio on an ongoing basis. Therefore, to some extent, the Portfolio relies on the insurance companies to monitor frequent short-term trading by contract owners. However, the Portfolio or the Distributor has entered into agreements with insurance companies whereby the insurance companies are required to provide certain contract owner identification and transaction information upon the Portfolio's request. The Portfolio may use this information to help identify and prevent market-timing activity in the Portfolio. There can be no assurance that the Portfolio will be able to identify or prevent all market-timing activity.

If the Portfolio identifies suspected market-timing activity, the insurance company will be contacted and asked to take steps to prevent further market-timing activity (e.g., sending warning letters or blocking frequent trading by underlying contract owners). Insurance companies may be prohibited by the terms of the underlying insurance contract from restricting short-term trading of mutual fund shares by contract owners, thereby limiting the ability of such insurance company to implement remedial steps to prevent market-timing activity in the Portfolio. If the insurance company is unwilling or unable to take remedial steps to discourage or prevent frequent trading, or does not take action promptly, certain contract owners may be able to engage in frequent trading to the detriment of contract owners with long-term interests in the Portfolio. If the insurance company refuses to take remedial action, or takes action that the Portfolio deems insufficient, a determination will be made whether it is appropriate to terminate the relationship with such insurance company.

PRICING PORTFOLIO SHARES

The price of Portfolio shares, called NAV, is based on the value of its portfolio securities.

The NAV per share of the Portfolio is calculated once daily at the NYSE close (normally 4:00 p.m. Eastern time) on each day that the NYSE is open. Shares will not be priced on days that the NYSE is closed. The Portfolio may, however, elect to remain open and price its shares on days when the NYSE is closed but the primary securities markets on which the Portfolio's securities trade remain open.

The value of the Portfolio's securities is based on the securities' market price when available. When a market price is not readily available, including circumstances under which the Adviser determines that a security's market price is not accurate, a portfolio security is valued at its fair value, as determined under procedures established by the Fund's Board of Trustees.

In addition, with respect to securities that primarily are listed on foreign exchanges, when an event occurs after the close of such exchanges that is likely to have changed the value of the securities (e.g., a percentage change in value of one or more U.S. securities indices in excess of specified thresholds), such securities will be valued at their fair value, as determined under procedures established by the Fund's Board of Trustees. Securities also may be fair valued in the event of a significant development affecting a country or region or an issuer-specific development, which is likely to have changed the value of the security. In these cases, the Portfolio's NAV will reflect certain portfolio securities' fair value rather than their market price. Fair value pricing involves subjective judgment and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security. With respect to securities that are primarily listed on foreign exchanges, the value of the Portfolio's securities may change on days when shareholders will not be able to purchase or sell their shares.

To the extent the Portfolio invests in open-end management companies that are registered under the Investment Company Act of 1940, as amended, the Portfolio's NAV is calculated based upon the NAV of such funds. The prospectuses for such funds explain the circumstances under which they will use fair value pricing and its effects.

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An exception to the general policy of using market prices concerns the Portfolio's short-term debt portfolio securities. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost. However, if the cost does not reflect the securities' market value, these securities will be valued at their fair value.

DISTRIBUTIONS

The Portfolio passes substantially all of its earnings from income and capital gains along to its investors as "distributions." The Portfolio earns interest from fixed-income investments. These amounts are passed along to Portfolio shareholders as "income dividend distributions." The Portfolio realizes capital gains whenever it sells securities for a higher price than it paid for them. These amounts may be passed along as "capital gains distributions."

Dividends from net investment income and capital gains distributions, if any, are declared and paid at least once per year.

TAX CONSEQUENCES

For information concerning the federal income tax consequences to holders of the underlying variable annuity or variable life insurance contracts, see the accompanying contract prospectus.

PORTFOLIO HOLDINGS INFORMATION

A description of the Fund's policies and procedures with respect to the disclosure of the Portfolio's securities is available in the Fund's SAI.

ADDITIONAL INFORMATION

The Adviser and/or Distributor may pay compensation (out of their own funds and not as an expense of the Portfolio) to certain insurance companies or their affiliates, in connection with various fund-related administrative services that the insurance companies provide in connection with the issuance of their variable annuity contracts. Such compensation may be significant in amount and the prospect of receiving any such additional compensation may provide such insurance companies with an incentive to favor shares of the Portfolio as an underlying choice for its separate accounts over other investment options. For more information, please see the Fund's SAI.

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Financial Highlights

The financial highlights table is intended to help you understand the financial performance of the Portfolio's Class X shares for the past five years. Certain information reflects financial results for a single Portfolio share throughout each period. The total returns in the table represent the rate an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). The ratio of expenses to average net assets listed in the table below is based on the average net assets of the Portfolio for each of the periods listed in the table. To the extent that the Portfolio's average net assets decrease over the Portfolio's next fiscal year, such expense ratios can be expected to increase, potentially significantly, because certain fixed costs will be spread over a smaller amount of assets.

This information for the years ended December 31, 2013, December 31, 2012 and December 31, 2011 has been audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the Portfolio's financial statements, is incorporated by reference in the SAI from the Fund's annual report, which is available upon request. The financial highlights for each of the years in the two-year period ended December 31, 2010 have been audited by another independent registered public accounting firm.

Further information about the performance of the Portfolio is contained in its annual report to shareholders. See the accompanying contract prospectus for either the variable annuity or the variable life contract issued by your insurance company for a description of charges which are applicable thereto. These charges are not reflected in the financial highlights below. Inclusion of any of these charges would reduce the total return figures for all periods shown.

For the Year Ended December 31,	2013		2012		2011		2010^		2009^
Selected Per Share Data:
Net asset value beginning of period	7.71		$7.69		$7.74		$7.84		$7.76
Net investment income(a)	0.10		0.12		0.17		0.18		0.20
Net realized and unrealized gain (loss)	(0.07)		0.13		0.04		0.00		0.24
Total from investment operations	0.03		0.25		0.21		0.18		0.44
Dividends to shareholders	(0.20)		(0.23)		(0.26)		(0.28)		(0.36)
Net asset value end of period	$7.54		$7.71		$7.69		$7.74		$7.84
Total Return(b)	0.39%		3.34%		2.75%		2.35%		5.76%
Ratio to Average Net Assets:(c)
Expenses	0.75	%(d)	0.63	%(d)	0.60	%(d)	0.55	%(d)	0.49	%(d)
Net investment income	1.27	%(d)	1.52	%(d)	2.15	%(d)	2.25	%(d)	2.61	%(d)
Rebate from Morgan Stanley affiliate	0.00	%(e)	0.00	%(e)	0.00	%(e)	0.00	%(e)	0.00	%(e)
Supplemental Data:
Net assets end of period (000's)	$9,346		$10,628		$12,693		$14,921		$16,889
Portfolio turnover rate	53%		58%		45%		88%		105%

^  Beginning with the year ended December 31, 2011, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

(a)  The per share amounts were computed using an average number of shares outstanding during the period.

(b)  Calculated based on the net asset value as of the last business day of the period. Performance shown does not reflect fees and expenses imposed by your insurance company. If performance information included the effect of these additional charges, the total returns would be lower.

(c)  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

(d)  The ratios reflect the rebate of certain Portfolio expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

(e)  Amount is less than 0.005%.

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Morgan Stanley Variable Investment Series

  ADDITIONAL INFORMATION ABOUT THE PORTFOLIO'S INVESTMENTS is available in the Fund's Annual and Semi-Annual Reports to Shareholders. In the Fund's Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during its last fiscal year. The Fund's Statement of Additional Information also provides additional information about the Portfolio. The Statement of Additional Information is incorporated herein by reference (legally is part of this Prospectus). For a free copy of the Fund's Annual Report, Semi-Annual Report or Statement of Additional Information, to request information about the Portfolio or to make shareholder inquiries, please call toll-free (800) 548-7786. Free copies of these documents are also available from our Internet site at: www.morganstanley.com/im.

  YOU ALSO MAY OBTAIN INFORMATION ABOUT THE FUND BY CALLING your Morgan Stanley Financial Advisor or by visiting our Internet site.

  INFORMATION ABOUT THE FUND (including the Statement of Additional Information) can be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. Shareholder reports and other information about the Fund and the Portfolio are available on the EDGAR Database on the SEC's Internet site at: http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-1520.

(THE FUND'S INVESTMENT COMPANY ACT FILE NO. IS 811-3692)

PROSPECTUS ■ MAY 1, 2014

VARIABLE INVESTMENT SERIES

THE MONEY MARKET PORTFOLIO

Class X

Morgan Stanley Variable Investment Series is a mutual fund comprised of five separate portfolios, each with its own distinct investment objective(s) and policies. In this Prospectus, shares of the Money Market Portfolio (the "Portfolio") are being offered.

Shares of the Portfolio are sold exclusively to certain life insurance companies in connection with particular variable life insurance and/or variable annuity contracts they issue. The insurance companies invest in shares of the Portfolio in accordance with instructions received from owners of variable life insurance or variable annuity contracts.

This Prospectus must be accompanied by a current prospectus for the variable life insurance and/or variable annuity contract issued by your insurance company.

The Securities and Exchange Commission ("SEC") has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Contents

Portfolio Summary	INVESTMENT OBJECTIVES	1
	FEES AND EXPENSES OF THE PORTFOLIO	1
	PRINCIPAL INVESTMENT STRATEGIES	1
	PRINCIPAL RISKS	1
	PAST PERFORMANCE	2
	FUND MANAGEMENT	2
	PURCHASE AND SALE OF PORTFOLIO SHARES	2
	TAX INFORMATION	2
	PAYMENTS TO INSURANCE COMPANIES AND OTHER FINANCIAL INTERMEDIARIES	2
Portfolio Details	ADDITIONAL INFORMATION ABOUT THE PORTFOLIO'S INVESTMENT OBJECTIVES, STRATEGIES AND RISKS	3
	FUND MANAGEMENT	5
Shareholder Information	PURCHASES AND SALES OF PORTFOLIO SHARES	6
	FREQUENT PURCHASES AND REDEMPTIONS OF SHARES	6
	PRICING PORTFOLIO SHARES	6
	DISTRIBUTIONS	6
	TAX CONSEQUENCES	7
	PORTFOLIO HOLDINGS INFORMATION	7
	ADDITIONAL INFORMATION	7
Financial Highlights		8

This Prospectus contains important information about the Money Market Portfolio and the Morgan Stanley Variable Investment Series. Please read it carefully and keep it for future reference.

Portfolio Summary

Investment Objectives

The Portfolio seeks high current income, preservation of capital and liquidity.

Fees and Expenses of the Portfolio

The table below describes the fees and expenses that you may pay if you buy and hold Class X shares of the Portfolio. Total Annual Portfolio Operating Expenses in the table and the Example below do not reflect the impact of any charges by your insurance company. If they did, expenses would be higher.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Advisory Fee	0.45%
Distribution (12b-1) Fee	None
Other Expenses	0.21%
Total Annual Portfolio Operating Expenses*	0.66%
Fee Waiver and/or Expense Reimbursement*	0.47%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement*	0.19%

Example

The example below is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio, your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expenses Over Time
1 Year	3 Years	5 Years	10 Years
$19	$61	$107	$243

*  The Portfolio's "Adviser" and "Administrator," Morgan Stanley Investment Management Inc., has agreed to waive and/or reimburse all or a portion of the Portfolio's advisory fee and administration fee, respectively, to the extent that total expenses exceed total income on a daily basis. These fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund's Board of Trustees acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

Principal Investment Strategies

The Portfolio seeks to maintain a stable net asset value ("NAV") of $1.00 per share by investing in high quality, short-term debt obligations. The Portfolio's money market investments may include commercial paper, corporate obligations, debt obligations of U.S. regulated banks (including U.S. branches and subsidiaries of foreign banks) and instruments secured by those obligations (these investments include certificates of deposit), certificates of deposit of savings banks and savings and loan organizations, debt obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies and instrumentalities, U.S. dollar-denominated foreign bank obligations, asset-backed securities and repurchase agreements. The Portfolio may also invest in municipal obligations.

Principal Risks

There is no assurance that the Portfolio will achieve its investment objectives. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, if it is unable to do so, it is possible to lose money by investing in the Portfolio. The principal risks of investing in the Portfolio include:

• Credit and Interest Rate. Credit risk refers to the possibility that the issuer or guarantor of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates.

• U.S. Government Securities. The U.S. government securities in which the Portfolio invests can be subject to two types of risk: credit risk and interest rate risk. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. With respect to U.S. government securities that are not backed by the full faith and credit of the United States, there is the risk that the U.S. Government will not provide financial support to such U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

• Money Market Fund Regulation. The SEC and other government agencies continue to review the regulation of money market funds. As of the date of this Prospectus, the SEC has proposed changes to the rules that govern money market funds. Legislative developments may also affect money market funds. These changes and developments, if implemented, may affect the investment strategies, performance, yield, operating expenses and continued viability of the Portfolio.

• Asset-Backed Securities. Asset-backed securities involve the risk that various federal and state consumer laws and other legal and economic factors may result in the collateral backing the securities being insufficient to support payment on the securities.

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Some asset-backed securities may also entail prepayment risk, which may vary depending on the type of asset.

• Foreign Money Market Securities. Investing in money market securities of foreign issuers involves some additional risks, including the possibility of adverse political, economic or other developments affecting the issuers of these securities.

•  Repurchase Agreements. Repurchase agreements are subject to risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio's right to control the collateral and result in certain costs and delays. Repurchase agreements may involve a greater degree of credit risk than investments in U.S. government securities.

•  Municipal Obligations. To the extent the Portfolio invests in municipal obligations issued by state and local governments and their agencies, the Portfolio may be susceptible to political, economic, regulatory or other factors affecting issuers of these municipal obligations.

Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Past Performance

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class X shares from year-to-year and by showing the average annual returns of the Portfolio's Class X shares for the one, five and 10 year periods. This performance information does not include the impact of any charges deducted by your insurance company. If it did, returns would be lower. The Portfolio's past performance is not necessarily an indication of how the Portfolio will perform in the future.

Annual Total Returns—Calendar Years

High Quarter	9/30/07:	1.22%
Low Quarter	6/30/09:	0.00%

Average Annual Total Returns For Periods Ended December 31, 2013

	Past 1 Year	Past 5 Years	Past 10 Years
Money Market Portfolio	0.01%	0.01%	1.55%

Fund Management

Adviser. Morgan Stanley Investment Management Inc.

Purchase and Sale of Portfolio Shares

This Prospectus offers Class X shares of the Money Market Portfolio. The Portfolio also offers Class Y shares of the Portfolio through a separate prospectus. Class Y shares are subject to different expenses. For eligibility information, contact your insurance company.

Portfolio shares will be sold at the next price calculated after we receive the redemption request on your behalf.

The Portfolio offers its shares only to insurance companies' separate accounts that insurance companies establish to fund variable life insurance and/or variable annuity contracts. An insurance company purchases or redeems shares of the Portfolio based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments. The contract prospectus describes how contract owners may allocate, transfer and withdraw amounts to, and from, separate accounts.

For more information, please refer to the section of this Prospectus entitled "Shareholder Information—Purchases and Sales of Portfolio Shares."

Tax Information

Special tax rules apply to life insurance companies, variable annuity contracts and variable life insurance contracts. For information on federal income taxation of a life insurance company with respect to its receipt of distributions from the Portfolio and federal income taxation of owners of variable annuity or variable life insurance contracts, see the accompanying contract prospectus.

Payments to Insurance Companies and Other Financial Intermediaries

If you purchase Portfolio shares through an insurance company or other financial intermediary (such as a bank), the Adviser and/or the Portfolio's "Distributor," Morgan Stanley Distribution, Inc., may pay the financial intermediary for the sale of Portfolio shares and related services. These payments, which may be significant in amount, may create a conflict of interest by influencing the insurance company or other financial intermediary and your salesperson to recommend one variable annuity contract over another or be a factor in an insurance company's decision to include the Portfolio as an underlying investment option in its variable insurance products. Ask your salesperson or visit your insurance company's or other financial intermediary's web site for more information.

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Portfolio Details

ADDITIONAL INFORMATION ABOUT THE PORTFOLIO'S INVESTMENT OBJECTIVES, STRATEGIES AND RISKS

INVESTMENT OBJECTIVES

The Portfolio seeks high current income, preservation of capital and liquidity.

PRINCIPAL INVESTMENT STRATEGIES

MONEY MARKET

A portfolio having the goal of selecting securities to provide current income while seeking to maintain a stable share price of $1.00.

YIELD

The Portfolio's yield reflects the actual income the Portfolio pays to you expressed as a percentage of the Portfolio share price. Because the Portfolio's income from its portfolio securities will fluctuate, the income it in turn distributes to you and the Portfolio's yield will vary.

The Portfolio invests in high quality, short-term debt obligations. In selecting investments, the Adviser seeks to maintain the Portfolio's share price at $1.00. A mutual fund's share price remaining stable at $1.00 means that the fund would preserve the principal value of the shareholders' investments.

The Portfolio's investments include the following money market instruments:

■  commercial paper;

■  corporate obligations;

■  debt obligations of U.S. regulated banks (including U.S. branches and subsidiaries of foreign banks) and instruments secured by those obligations. These investments include certificates of deposit;

■  debt obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies and its instrumentalities;

■  U.S. dollar-denominated money market instruments and other short-term obligations issued by foreign banks;

■  asset-backed securities;

■  repurchase agreements; and

■  municipal obligations.

The Portfolio may purchase debt obligations that have fixed, variable or floating rates of interest. The interest rates payable on variable rate or floating rate obligations may fluctuate based upon changes in market rates.

Repurchase agreements are fixed-income securities in the form of agreements backed by collateral. These agreements typically involve the acquisition by the Portfolio of securities from the selling institution (such as a bank or a broker-dealer), coupled with the agreement that the selling institution will repurchase the underlying securities at a specified price and at a fixed time in the future (or on demand, if applicable). The underlying securities which serve as collateral for the repurchase agreements entered into by the Portfolio may include U.S. government securities, municipal securities, corporate debt obligations, convertible securities, and common and preferred stock and may be of below investment grade quality. These securities are marked-to-market daily in order to maintain full collateralization (typically purchase price plus accrued interest).

The Portfolio may also invest in municipal obligations. Municipal obligations are securities issued by state and local governments and their agencies. These securities typically are "general

VIS — The Money Market Portfolio
3

obligation" or "revenue" bonds, notes or commercial paper, including participations in lease obligations and installment purchase contracts of municipalities. These obligations may have fixed, variable or floating rates.

The Portfolio attempts to balance its objectives of high current income, capital preservation and liquidity by investing in securities of varying maturities and risks. The Adviser actively manages the Portfolio's assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio's assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short maturities, and repurchase agreements with respect to such obligations.

ADDITIONAL INVESTMENT STRATEGY INFORMATION

This section provides additional information relating to the Portfolio's investment strategies.

Defensive Investments. When the Adviser believes that changes in market, economic, political or other conditions warrant, the Portfolio may invest without limit in cash or cash equivalents for temporary defensive purposes that may be inconsistent with the Portfolio's principal investment strategies. If the Adviser incorrectly predicts the effects of these changes, the defensive investments may adversely affect the Portfolio's performance. Using defensive investments could cause the Portfolio to fail to meet its investment objective.

PRINCIPAL RISKS

There is no assurance that the Portfolio will achieve its investment objectives. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, if it is unable to do so, it is possible to lose money by investing in the Portfolio.

Credit and Interest Rate. Principal risks of investing in the Portfolio are associated with its debt obligation investments. Debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer or guarantor of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates.

U.S. Government Securities. The U.S. government securities in which the Portfolio invests can be subject to two types of risk: credit risk and interest rate risk. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. The Portfolio may purchase U.S. government securities that are not backed by the full faith and credit of the United States. With respect to these U.S. government securities, there is the risk that the U.S. Government will not provide financial support to such U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. The maximum potential liability of the issuers of some U.S. government securities held by the Portfolio may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future.

Money Market Fund Regulation. The SEC and other government agencies continue to review the regulation of money market funds. As of the date of this Prospectus, the SEC has proposed changes to the rules that govern money market funds. Legislative developments may also affect money market funds. These changes and developments, if implemented, may affect the investment strategies, performance, yield, operating expenses and continued viability of the Portfolio.

Asset-Backed Securities. The Portfolio may invest in asset-backed securities. Asset-backed securities involve the risk that various federal and state consumer laws and other legal and economic factors may result in the collateral backing the securities being insufficient to support payment on the securities. Asset-backed securities may also entail prepayment risk, which may vary depending on the type of asset. Securities subject to prepayment risk generally offer less potential for gains when interest rates decline, and a greater potential for loss when interest rates rise. In addition, rising interest rates may cause prepayments to occur at a slower than expected rate, thereby effectively lengthening the maturity of the security and making the security more sensitive to interest rate changes.

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4

Foreign Money Market Securities. The Portfolio may invest in U.S. dollar-denominated money market instruments and other short-term debt obligations issued by foreign banks. Although the Portfolio will invest in these securities only if the Adviser determines they are of comparable quality to the Portfolio's U.S. investments, investing in securities of foreign issuers involves some additional risks. These risks may include the possibility of adverse political, economic or other developments affecting the issuers of these securities.

Repurchase Agreements. The use of repurchase agreements involves certain risks. For example, if the selling institution defaults on its obligation to repurchase the underlying securities at a time when the value of the securities has declined, the Portfolio may incur a loss upon disposition of them. In the event of an insolvency or bankruptcy by the selling institution, the Portfolio's right to control the collateral could be affected and result in certain costs and delays. Additionally, if the proceeds from the liquidation of such collateral after an insolvency were less than the repurchase price, the Portfolio could suffer a loss. The Portfolio follows procedures that are designed to minimize such risks.

Municipal Obligations. To the extent the Portfolio invests in municipal obligations issued by state and local governments and their agencies, the Portfolio may be susceptible to political, economic, regulatory or other factors affecting issuers of these municipal obligations.

The Portfolio may change its principal investment strategies without shareholder approval; however, you would be notified of any changes.

The performance of the Portfolio also will depend on whether or not the Adviser is successful in applying the Portfolio's investment strategies.

FUND MANAGEMENT

MORGAN STANLEY INVESTMENT MANAGEMENT INC.

The Adviser, together with its affiliated asset management companies, had approximately $373 billion in assets under management or supervision as of December 31, 2013.

The Fund has retained the Adviser — Morgan Stanley Investment Management Inc. — to provide investment advisory services. The Adviser is a wholly-owned subsidiary of Morgan Stanley (NYSE: "MS"), a preeminent global financial services firm engaged in securities trading and brokerage activities, as well as providing investment banking, research and analysis, financing and financial advisory services. The Adviser's address is 522 Fifth Avenue, New York, NY 10036.

The Portfolio pays the Adviser a monthly advisory fee as full compensation for the services and facilities furnished to the Portfolio, and for Portfolio expenses assumed by the Adviser. The fee is based on the Portfolio's average daily net assets. For the fiscal year ended December 31, 2013, the Portfolio paid total investment advisory compensation (net of fee waivers, if applicable) amounting to 0.00% of the Portfolio's average daily net assets.

Morgan Stanley Investment Management Inc., as the Adviser and Administrator, has agreed to waive and/or reimburse all or a portion of the Portfolio's advisory fee and administration fee, respectively, to the extent that total expenses exceed total income on a daily basis. These fees waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund's Board of Trustees acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

A discussion regarding the Board of Trustees' approval of the investment advisory agreement is available in the Fund's Semi-Annual Report to Shareholders for the period ended June 30, 2013.

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Shareholder Information

PURCHASES AND SALES OF PORTFOLIO SHARES

Shares are offered on each day that the New York Stock Exchange ("NYSE") is open for business. The Portfolio offers its shares only to insurance company separate accounts that insurance companies establish to fund variable life insurance and/or variable annuity contracts. An insurance company purchases or redeems shares of the Portfolio based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments. The contract prospectus describes how contract owners may allocate, transfer and withdraw amounts to and from separate accounts.

The Portfolio currently does not foresee any disadvantages to variable product contract owners arising out of the fact that the Portfolio offers its shares to separate accounts of various insurance companies that offer variable life insurance and/or variable annuity products. Nevertheless, the Board of Trustees that oversees the Portfolio intends to monitor events to identify any material irreconcilable conflicts that may arise due to these arrangements and to determine what action, if any, should be taken in response.

If the Adviser determines that it is in the best interest of the Portfolio not to pay redemption proceeds in cash, and subject to applicable agreements with life insurance companies and other qualified investors, the Portfolio may pay a portion or all of a redemption by distributing securities held by the Portfolio. Such in-kind securities may be illiquid and difficult or impossible to sell at a time and at a price that a shareholder would like. In addition, shareholders receiving distributions in-kind may incur brokerage costs when subsequently selling shares of those securities.

FREQUENT PURCHASES AND REDEMPTIONS OF SHARES

Because, as a money market fund, the Portfolio's principal investment strategy is to maintain a stable share price, frequent purchases and redemptions of Portfolio shares by Portfolio shareholders generally do not present risks for other shareholders of the Portfolio. Therefore, the policies and procedures regulating frequent purchases and redemptions adopted by the Fund's Board of Trustees applicable to the other portfolios of the Fund are not applicable with respect to frequent purchases and redemptions of Portfolio shares. We expect the Portfolio to be used by underlying contract owners for short-term investing. However, frequent trading by contract owners can disrupt management of the Portfolio and raise its expenses. Therefore, we may not accept any request for a purchase when we believe that it is being used as a tool for market-timing and we may bar an insurance company whose underlying contract owners trade excessively from making further purchases for an indefinite period.

PRICING PORTFOLIO SHARES

The price of Portfolio shares, called NAV, is based on the value of its portfolio securities.

The NAV per share of the Portfolio is calculated once daily at the NYSE close (normally 4:00 p.m. Eastern time) on each day that the NYSE is open. Shares will not be priced on days that the NYSE is closed. The Portfolio may, however, elect to remain open and price its shares on days when the NYSE is closed but the primary securities markets on which the Portfolio's securities trade remain open.

The Portfolio utilizes amortized cost in determining the value of its portfolio securities. The amortized cost valuation method involves valuing a debt obligation in reference to its acquisition cost rather than market forces.

DISTRIBUTIONS

The Portfolio passes substantially all of its earnings from income and capital gains along to its investors as "distributions." The Portfolio earns interest from fixed-income investments. These amounts are passed along to the appropriate Portfolio shareholders as "income dividend distributions." The Portfolio realizes capital gains whenever it sells securities for a higher price than it paid for them. These amounts may be passed along as "capital gains distributions."

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6

The Portfolio declares and reinvests income dividends, on each day the NYSE is open for business, to shareholders of record as of the close of business the preceding day. These distributions are distributed (or credited to your account) no later than the last business day of each month. Capital gains distributions, if any, are distributed once per calendar year. Net short-term gains may be distributed more frequently.

TAX CONSEQUENCES

For information concerning the federal income tax consequences to holders of the underlying variable annuity or variable life insurance contracts, see the accompanying contract prospectus.

PORTFOLIO HOLDINGS INFORMATION

A description of the Fund's policies and procedures with respect to the disclosure of the Portfolio's securities is available in the Fund's Statement of Additional Information ("SAI").

ADDITIONAL INFORMATION

The Adviser and/or Distributor may pay compensation (out of their own funds and not as an expense of the Portfolio) to certain insurance companies or their affiliates, in connection with various fund-related administrative services that the insurance companies provide in connection with the issuance of their variable annuity contracts. Such compensation may be significant in amount and the prospect of receiving any such additional compensation may provide such insurance companies with an incentive to favor shares of the Portfolio as an underlying investment choice for its separate accounts over other investment options. For more information, please see the Fund's SAI.

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Financial Highlights

The financial highlights table is intended to help you understand the financial performance of the Portfolio's Class X shares for the past five years. Certain information reflects financial results for a single Portfolio share throughout each period. The total returns in the table represent the rate an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). The ratio of expenses to average net assets listed in the table below is based on the average net assets of the Portfolio for each of the periods listed in the table. To the extent that the Portfolio's average net assets decrease over the Portfolio's next fiscal year, such expense ratios can be expected to increase, potentially significantly, because certain fixed costs will be spread over a smaller amount of assets.

This information for the years ended December 31, 2013, December 31, 2012 and December 31, 2011, has been audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the Portfolio's financial statements, is incorporated by reference in the SAI from the Fund's annual report, which is available upon request. The financial highlights for each of the years in the two-year period ended December 31, 2010 have been audited by another independent registered public accounting firm.

Further information about the performance of the Portfolio is contained in its annual report to shareholders. See the accompanying contract prospectus for either the variable annuity or the variable life contract issued by your company for a description of charges which are applicable thereto. These charges are not reflected in the financial highlights below. Inclusion of any of these charges would reduce the total return figures for all periods shown.

For the Year Ended December 31	2013		2012		2011		2010^		2009^
Selected Per Share Data:
Net asset value beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00
Net investment income(a)	0.000	(d)	0.000	(d)	0.000	(d)	0.000	(d)	0.000	(d)
Net realized and unrealized gain (loss)	0.000	(d)	0.000	(d)	(0.000	)(d)	—		—
Total from investment operations	0.000	(d)	0.000	(d)	0.000	(d)	0.000	(d)	0.000	(d)
Dividends to shareholders	(0.000	)(d)	(0.000	)(d)	(0.000	)(d)	(0.000	)(d)	(0.000	)(d)
Net asset value end of period	$1.00		$1.00		$1.00		$1.00		$1.00
Total Return(b)	0.01%		0.01%		0.01%		0.01%		0.03%
Ratios to Average Net Assets:(c)
Expenses	0.19	%(f)	0.27	%(f)	0.22	%(f)	0.29	%(f)	0.40	%(e)(f)
Net investment income	0.01	%(f)	0.01	%(f)	0.01	%(f)	0.00	%(f)(g)	0.03	%(e)(f)
Supplemental Data:
Net assets end of period (000's)	$33,951		$42,267		$51,431		$59,932		$84,486

^  Beginning with the year ended December 31, 2011, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

(a)  The per share amounts were computed using an average number of shares outstanding during the period.

(b)  Calculated based on the net asset value as of the last business day of the period. Performance shown does not reflect fees and expenses imposed by your insurance company. If performance information included the effect of these additional charges, the total returns would be lower.

(c)  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

(d)  Amount is less than $0.001.

(e)  Reflects fees paid in connection with the U.S. Treasury's Temporary Guarantee Program for Money Market Funds. This fee had an effect of 0.04% for the year ended 2009.

(f)  If the Portfolio had borne all of its expenses that were reimbursed or waived by the Distributor, Adviser and Administrator, the annualized expense and net investment loss ratios, would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT LOSS RATIO
December 31, 2013	0.66%	(0.46)%
December 31, 2012	0.63	(0.35)
December 31, 2011	0.60	(0.37)
December 31, 2010	0.62	(0.33)
December 31, 2009	0.59	(0.16)

(g)  Amount is less than 0.005%.

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Morgan Stanley Variable Investment Series

  ADDITIONAL INFORMATION ABOUT THE PORTFOLIO'S INVESTMENTS is available in the Fund's Annual and Semi-Annual Reports to Shareholders. The Fund's Statement of Additional Information also provides additional information about the Portfolio. The Statement of Additional Information is incorporated herein by reference (legally is part of this Prospectus). For a free copy of the Fund's Annual Report, Semi-Annual Report or Statement of Additional Information, to request information about the Portfolio or to make shareholder inquiries, please call toll-free (800) 548-7786. Free copies of these documents are also available from our Internet site at: www.morganstanley.com/im.

  YOU ALSO MAY OBTAIN INFORMATION ABOUT THE FUND BY CALLING your Morgan Stanley Financial Advisor or by visiting our Internet site.

  INFORMATION ABOUT THE FUND (including the Statement of Additional Information) can be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operations of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. Shareholder reports and other information about the Fund and the Portfolio are available on the EDGAR Database on the SEC's Internet site at: http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-1520.

(THE FUND'S INVESTMENT COMPANY ACT FILE NO. IS 811-3692)

PROSPECTUS ■ MAY 1, 2014

VARIABLE INVESTMENT SERIES

THE EUROPEAN EQUITY PORTFOLIO

Class Y

Morgan Stanley Variable Investment Series is a mutual fund comprised of five separate portfolios, each with its own distinct investment objective(s) and policies. In this Prospectus, shares of the European Equity Portfolio (the "Portfolio") are being offered.

Shares of the Portfolio are sold exclusively to certain life insurance companies in connection with particular variable life insurance and/or variable annuity contracts they issue. The insurance companies invest in shares of the Portfolio in accordance with instructions received from owners of variable life insurance or variable annuity contracts.

This Prospectus must be accompanied by a current prospectus for the variable life insurance and/or variable annuity contract issued by your insurance company.

The Securities and Exchange Commission ("SEC") has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Contents

Portfolio Summary	INVESTMENT OBJECTIVE	1
	FEES AND EXPENSES OF THE PORTFOLIO	1
	PORTFOLIO TURNOVER	1
	PRINCIPAL INVESTMENT STRATEGIES	1
	PRINCIPAL RISKS	2
	PAST PERFORMANCE	2
	FUND MANAGEMENT	3
	PURCHASE AND SALE OF PORTFOLIO SHARES	3
	TAX INFORMATION	3
	PAYMENTS TO INSURANCE COMPANIES AND OTHER FINANCIAL INTERMEDIARIES	3
Portfolio Details	ADDITIONAL INFORMATION ABOUT THE PORTFOLIO'S INVESTMENT OBJECTIVE, STRATEGIES AND RISKS	4
	FUND MANAGEMENT	10
Shareholder Information	PURCHASES AND SALES OF PORTFOLIO SHARES	12
	FREQUENT PURCHASES AND REDEMPTIONS OF SHARES	12
	PRICING PORTFOLIO SHARES	13
	PLAN OF DISTRIBUTION	13
	DISTRIBUTIONS	14
	TAX CONSEQUENCES	14
	PORTFOLIO HOLDINGS INFORMATION	14
	ADDITIONAL INFORMATION	14
Financial Highlights		15

This Prospectus contains important information about the European Equity Portfolio and the Morgan Stanley Variable Investment Series. Please read it carefully and keep it for future reference.

Portfolio Summary

Investment Objective

The Portfolio seeks to maximize the capital appreciation of its investments.

Fees and Expenses of the Portfolio

The table below describes the fees and expenses that you may pay if you buy and hold Class Y shares of the Portfolio. Total Annual Portfolio Operating Expenses in the table and the Example below do not reflect the impact of any charges by your insurance company. If they did, expenses would be higher.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Advisory Fee	0.87%
Distribution (12b-1) Fee	0.25%
Other Expenses	0.35%
Total Annual Portfolio Operating Expenses*	1.47%
Fee Waiver and/or Expense Reimbursement*	0.22%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement*	1.25%

Example

The example below is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio, your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expenses Over Time
1 Year	3 Years	5 Years	10 Years
$127	$397	$686	$1,511

*  The Portfolio's "Adviser" and "Administrator," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee, its administration fee and/or reimburse the Portfolio so that Total Annual Portfolio Operating Expenses, excluding certain investment related expenses, 12b-1 fees, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.00%. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund's Board of Trustees acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Total Annual Portfolio Operating Expenses or in the Example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 10% of the average value of its portfolio.

Principal Investment Strategies

The Portfolio will normally invest at least 80% of its assets in equity securities of companies located in European countries. European countries are defined as countries included in the Morgan Stanley Capital International MSCI Europe Index (the "MSCI Europe Index"). A company is considered to be located in Europe if (i) it is organized under the laws of a European country and has a principal office in a European country; (ii) it derives at least 50% of its total revenues from businesses in Europe; or (iii) its equity securities are traded principally on a stock exchange in Europe. The Portfolio may also invest in emerging market or developing countries.

The Portfolio invests principally in common stocks and other equity securities (which may include depositary receipts and convertible securities).

The Adviser and/or "Sub-Adviser," Morgan Stanley Investment Management Limited, utilize bottom up fundamental research to identify companies that they believe have long-term growth potential and/or relatively attractive valuations.

The Portfolio may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. The Portfolio's use of derivatives may involve the purchase and sale of derivative instruments such as futures, options, swaps, contracts for difference ("CFDs") and other related instruments and techniques. The Portfolio may utilize foreign currency forward exchange contracts, which are also derivatives, in connection with its investments in foreign securities. These derivative instruments will be counted toward the Portfolio's 80% policy discussed above to the extent they have economic characteristics similar to the securities included within that policy.

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1

Principal Risks

There is no assurance that the Portfolio will achieve its investment objective and you can lose money investing in this Portfolio. The principal risks of investing in the Portfolio include:

• Common Stock and Other Equity Securities. In general, prices of common stock and other equity securities are more volatile than those of fixed-income securities. The prices of common stock and other equity securities fluctuate, and sometimes widely fluctuate, in response to activities specific to the issuer of the security as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions. To the extent that the Portfolio invests in convertible securities, and the convertible security's investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

• European Investments. Adverse political, social or economic developments in Europe, or in a particular European country, could cause a substantial decline in the value of the Portfolio. In addition, because the Portfolio's investments are concentrated in Europe, the Portfolio's performance may be more volatile than if the Portfolio held a more geographically diversified set of investments. The European financial markets have been experiencing increased volatility due to concerns over rising government debt levels and credit rating downgrades of sovereign debt of several European countries and these events may continue to significantly affect all of Europe. Furthermore, events and evolving conditions in certain European countries have greatly increased market volatility due to concerns about rising unemployment, tight fiscal and monetary controls imposed on member countries of the European Economic and Monetary Union, and uncertainty about the future use of the Euro as a common currency.

• Foreign and Emerging Market Securities. Investments in foreign markets entail special risks such as currency, political, economic and market risks. There also may be greater market volatility, less reliable financial information, higher transaction and custody costs, decreased market liquidity and less government and exchange regulation associated with investments in foreign markets. In addition, investments in certain foreign markets, which have historically been considered stable, may become more volatile and subject to increased risk due to ongoing developments and changing conditions in such markets. Moreover, the growing interconnectivity of global economies and financial markets has increased the probability that adverse developments and conditions in one country or region will affect the stability of economies and financial markets in other countries or regions. The risks of investing in emerging market countries are greater than risks associated with investments in foreign developed countries. In addition, the Portfolio's investments may be denominated in foreign currencies and therefore, to the extent unhedged, the value of the investment will fluctuate with the U.S. dollar exchange rates. To the extent hedged by the use of foreign currency forward exchange contracts, the precise matching of the foreign currency forward exchange contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. There is additional risk that such transactions reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken and that foreign currency forward exchange contracts create exposure to currencies in which the Portfolio's securities are not denominated. The use of foreign currency forward exchange contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract.

• Liquidity. The Portfolio's investments in illiquid securities may entail greater risk than investments in publicly traded securities. These securities may be more difficult to sell, particularly in times of market turmoil. Additionally, the market for certain investments deemed liquid at the time of purchase may become illiquid under adverse market or economic conditions. Illiquid securities may be more difficult to value. If the Portfolio is forced to sell an illiquid security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss.

• Derivatives. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the other party to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates and risks that the transactions may not be liquid. Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss.

Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Past Performance

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class Y shares from year-to-year and by showing how the average annual returns of the Portfolio's Class Y shares for the one, five and 10 year periods compare with those of a broad measure of market performance over time. This performance information does not include the impact of any charges deducted by your insurance company. If it did, returns would be lower. The Portfolio's past performance is not necessarily an indication of how the Portfolio will perform in the future.

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Annual Total Returns—Calendar Years

High Quarter	9/30/10:	21.76%
Low Quarter	9/30/11:	–21.82%

Average Annual Total Returns For Periods Ended December 31, 2013

	Past 1 Year	Past 5 Years	Past 10 Years
European Equity Portfolio	27.20%	13.05%	6.78%
MSCI Europe Index (reflects no deduction for fees, expenses, or taxes)[1]	25.23%	13.36%	7.28%

(1)  The Morgan Stanley Capital International (MSCI) Europe Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe. The term "free float" represents the portion of shares outstanding that are deemed to be available for purchase in the public equity markets by investors. The performance of the Index is listed in U.S. dollars and assumes reinvestment of net dividends. It is not possible to invest directly in an index.

Fund Management

Adviser. Morgan Stanley Investment Management Inc.

Sub-Adviser. Morgan Stanley Investment Management Limited.

Portfolio Managers. The Portfolio is managed by members of the European Equity team. Information about the members jointly and primarily responsible for the day-to-day management of the Portfolio is shown below:

Name	Title with Sub-Adviser	Date Began Managing Portfolio
Matthew Leeman	Managing Director	December 2006
Riccardo Bindi	Executive Director	December 2006
Jonathan Day	Executive Director	December 2006
Jaymeen Patel	Executive Director	April 2010*

*  Joined the European Equity team in December 2006 as a research analyst.

Purchase and Sale of Portfolio Shares

This Prospectus offers Class Y shares of the European Equity Portfolio. The Portfolio also offers Class X shares of the Portfolio through a separate prospectus. Class X shares are subject to different expenses. For eligibility information, contact your insurance company.

Portfolio shares will be sold at the next price calculated after we receive the redemption request on your behalf.

The Portfolio offers its shares only to insurance companies' separate accounts that insurance companies establish to fund variable life insurance and/or variable annuity contracts. An insurance company purchases or redeems shares of the Portfolio based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments. The contract prospectus describes how contract owners may allocate, transfer and withdraw amounts to, and from, separate accounts.

For more information, please refer to the section of this Prospectus entitled "Shareholder Information—Purchases and Sales of Portfolio Shares."

Tax Information

Special tax rules apply to life insurance companies, variable annuity contracts and variable life insurance contracts. For information on federal income taxation of a life insurance company with respect to its receipt of distributions from the Portfolio and federal income taxation of owners of variable annuity or variable life insurance contracts, see the accompanying contract prospectus.

Payments to Insurance Companies and
Other Financial Intermediaries

If you purchase Portfolio shares through an insurance company or other financial intermediary (such as a bank), the Adviser and/or the Portfolio's "Distributor," Morgan Stanley Distribution, Inc., may pay the financial intermediary for the sale of Portfolio shares and related services. These payments, which may be significant in amount, may create a conflict of interest by influencing the insurance company or other financial intermediary and your salesperson to recommend one variable annuity contract over another or be a factor in an insurance company's decision to include the Portfolio as an underlying investment option in its variable insurance products. Ask your salesperson or visit your insurance company's or other financial intermediary's web site for more information.

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Portfolio Details

ADDITIONAL INFORMATION ABOUT THE PORTFOLIO'S INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

INVESTMENT OBJECTIVE

The Portfolio seeks to maximize the capital appreciation of its investments.

PRINCIPAL INVESTMENT STRATEGIES

CAPITAL APPRECIATION

An investment objective having the goal of selecting securities with the potential to rise in price rather than pay out dividend income.

The Portfolio will normally invest at least 80% of its assets in equity securities issued by issuers located in European countries. European countries are defined as countries included in the MSCI Europe Index. A company is considered to be located in Europe if (i) it is organized under the laws of a European country and has a principal office in a European country; (ii) it derives at least 50% of its total revenues from businesses in Europe; or (iii) its equity securities are traded principally on a stock exchange in Europe. The Portfolio may also invest in emerging market or developing countries. The Portfolio may also use derivative instruments as discussed herein. These derivative instruments will be counted toward the Portfolio's 80% policy discussed above to the extent they have economic characteristics similar to the securities included within that policy.

The Portfolio invests principally in common stocks and other equity securities (which may include depositary receipts and convertible securities).

The Adviser and/or Sub-Adviser utilize bottom up fundamental research to identify companies that they believe have long-term growth potential and/or relatively attractive valuations.

Common stock is a share ownership or equity interest in a corporation. It may or may not pay dividends, as some companies reinvest all of their profits back into their businesses, while others pay out some of their profits to shareholders as dividends. A depositary receipt is generally issued by a bank or financial institution and represents the common stock or other equity securities of a foreign company.

The Portfolio may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. The Portfolio's use of derivatives may involve the purchase and sale of derivative instruments such as futures, options, swaps, CFDs and other related instruments and techniques. The Portfolio may also use foreign currency forward exchange contracts, which are also derivatives, in connection with its investments in foreign securities.

In pursuing the Portfolio's investment objective, the Adviser and/or Sub-Adviser have considerable leeway in deciding which investments they buy, hold or sell on a day-to-day basis and which trading strategies they use. For example, the Adviser and/or Sub-Adviser in their discretion may determine to use some permitted trading strategies while not using others.

ADDITIONAL INVESTMENT STRATEGY INFORMATION

This section provides additional information relating to the Portfolio's investment strategies.

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Other Investments. The Portfolio may invest up to 20% of its assets in fixed-income securities (including zero coupon securities) issued or guaranteed by European governments and in equity, government and convertible securities of issuers not located in Europe. The Portfolio may also invest in real estate investment trusts (commonly known as "REITs") and foreign real estate companies.

Fixed-Income Securities. Fixed-income securities are debt securities such as bonds, notes or commercial paper. The issuer of the debt security borrows money from the investor who buys the security. Most debt securities pay either fixed or adjustable rates of interest at regular intervals until they mature, at which point investors get their principal back. The Portfolio's fixed-income investments may include zero coupon securities, which are purchased at a discount and generally accrue interest, but make no interest payments until maturity.

REITs and Foreign Real Estate Companies. The Portfolio may invest in REITs and foreign real estate companies, which are similar to entities organized and operated as REITs in the United States. REITs and foreign real estate companies pool investors' funds for investments primarily in real estate properties or real estate-related loans. They may also include, among other businesses, real estate developers, brokers and operating companies whose products and services are significantly related to the real estate industry such as building suppliers and mortgage lenders.

Defensive Investing. The Portfolio may take temporary "defensive" positions in attempting to respond to adverse market, economic, political or other conditions. The Portfolio may invest any amount of its assets in cash, cash equivalents or other fixed-income securities in a defensive posture that may be inconsistent with its principal investment strategies when the Adviser and/or Sub-Adviser believes it advisable to do so. Although taking a defensive posture is designed to protect the Portfolio from an anticipated market downturn, it could have the effect of reducing the benefit from any upswing in the market. When the Portfolio takes a defensive position, it may not achieve its investment objective.

* * *

The percentage limitations relating to the composition of the Portfolio apply at the time the Portfolio acquires an investment. Subsequent percentage changes that result from market fluctuations generally will not require the Portfolio to sell any portfolio security. However, the Portfolio may be required to reduce its borrowings, if any, in response to fluctuations in the value of such holdings. The Portfolio may change its principal investment strategies without shareholder approval; however, you would be notified of any changes.

PRINCIPAL RISKS

There is no assurance that the Portfolio will achieve its investment objective. The Portfolio's share price and return will fluctuate with changes in the market value of its portfolio securities. When you sell Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio.

Common Stock and Other Equity Securities. A principal risk of investing in the Portfolio is associated with its common stock and other equity investments. In general, prices of common stock and other equity securities are more volatile than those of fixed-income securities. The prices of common stock and other equity securities can fluctuate, and sometimes widely fluctuate, in response to activities specific to the issuer of the security as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions.

Investments in convertible securities subject the Portfolio to the risks associated with both fixed-income securities and common stocks. To the extent that a convertible security's investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise, as with a fixed-income security. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security. A portion of the Portfolio's convertible investments may be rated below investment grade.

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European Investments. A principal risk factor associated with investment in the Portfolio relates to the Portfolio's investments in Europe. In particular, adverse political, social or economic developments in Europe, or in a particular European country, could cause a substantial decline in the value of the Portfolio. In addition, because the Portfolio's investments are concentrated in Europe, the Portfolio's performance may be more volatile than if the Portfolio held a more geographically diversified set of investments. The European financial markets have been experiencing increased volatility due to concerns over rising government debt levels and credit rating downgrades of sovereign debt of several European countries and these events may continue to significantly affect all of Europe. Furthermore, events and evolving conditions in certain European countries have greatly increased market volatility due to concerns about rising unemployment, tight fiscal and monetary controls imposed on member countries of the European Economic and Monetary Union, and uncertainty about the future use of the Euro as a common currency. Ongoing concerns over the rising debt levels of certain European countries could further stress the European banking system and potentially lead to a default or breakup of the Euro, which would pose special challenges for the financial markets. Such an event could lead to exchange controls or market closures, and negatively impact the Portfolio's ability to settle trades, convert Euros into U.S. dollars, or assign values to its European securities.

Foreign and Emerging Market Securities. The Portfolio's investments in foreign securities involve risks that are in addition to the risks associated with domestic securities. One additional risk is currency risk. While the price of Portfolio shares is quoted in U.S. dollars, the Portfolio may convert U.S. dollars to a foreign market's local currency to purchase a security in that market. If the value of that local currency falls relative to the U.S. dollar, the U.S. dollar value of the foreign security will decrease. This is true even if the foreign security's local price remains unchanged.

Foreign securities also have risks related to economic and political developments abroad, including expropriations, confiscatory taxation, exchange control regulation, limitations on the use or transfer of Portfolio assets and any effects of foreign social, economic or political instability. Foreign companies, in general, are not subject to the regulatory requirements of U.S. companies and, as such, there may be less publicly available information about these companies. Moreover, foreign accounting, auditing and financial reporting standards generally are different from those applicable to U.S. companies. Finally, in the event of a default of any foreign debt obligations, it may be more difficult for the Fund to obtain or enforce a judgment against the issuers of the securities.

Securities of foreign issuers may be less liquid than comparable securities of U.S. issuers and, as such, their price changes may be more volatile. In addition, the prices of such securities may be susceptible to influence by large traders, due to the limited size of many foreign securities markets. Moreover, investments in certain foreign markets, which have historically been considered stable, may become more volatile and subject to increased risk due to ongoing developments and changing conditions in such markets. Also, the growing interconnectivity of global economies and financial markets has increased the probability that adverse developments and conditions in one country or region will affect the stability of economies and financial markets in other countries or regions. Furthermore, foreign exchanges and broker-dealers are generally subject to less government and exchange scrutiny and regulation than their U.S. counterparts. In addition, differences in clearance and settlement procedures in foreign markets may cause delays in settlement of the Portfolio's trades effected in those markets and could result in losses to the Portfolio due to subsequent declines in the value of the securities subject to the trades.

Investments in sovereign debt are subject to the risk that a government entity may delay or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position to its economy or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting on a sovereign debt that a government does not pay or bankruptcy proceeding by which all or part of the sovereign debt that a government entity has not repaid may be collected.

The foreign securities in which the Portfolio may invest may be issued by issuers located in emerging market or developing countries. Compared to the United States and other developed countries, emerging market or developing countries may have

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relatively unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Securities issued by issuers located in these countries tend to be especially volatile and may be less liquid than securities traded in developed countries. In the past, securities in these countries have been characterized by greater potential loss than securities of companies located in developed countries.

Depositary receipts involve many of the same risks as those associated with direct investment in foreign securities. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities.

Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, entities and/or individuals, changes in international trading patterns, trade barriers, and other protectionist or retaliatory measures. Economic sanctions could, among other things, effectively restrict or eliminate the Portfolio's ability to purchase or sell securities or groups of securities for a substantial period of time, and may make the Portfolio's investments in such securities harder to value. International trade barriers or economic sanctions against foreign countries, organizations, entities and/or individuals, may adversely affect the Portfolio's foreign holdings or exposures. Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets, or the imposition of punitive taxes. Governmental actions can have a significant effect on the economic conditions in foreign countries, which also may adversely affect the value and liquidity of the Portfolio's investments. For example, the governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain sectors or industries. In addition, a foreign government may limit or cause delay in the convertibility or repatriation of its currency which would adversely affect the U.S. dollar value and/or liquidity of investments denominated in that currency. Any of these actions could severely affect security prices, impair the Portfolio's ability to purchase or sell foreign securities or transfer the Portfolio's assets back into the U.S., or otherwise adversely affect the Portfolio's operations. Certain foreign investments may become less liquid in response to market developments or adverse investor perceptions, or become illiquid after purchase by the Portfolio, particularly during periods of market turmoil. Certain foreign investments may become illiquid when, for instance, there are few, if any, interested buyers and sellers or when dealers are unwilling to make a market for certain securities. When the Portfolio holds illiquid investments, its portfolio may be harder to value.

In connection with its investments in foreign securities, the Portfolio also may enter into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date. A foreign currency forward exchange contract is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Foreign currency forward exchange contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. In addition, the Portfolio may use cross currency hedging or proxy hedging with respect to currencies in which the Portfolio has or expects to have portfolio or currency exposure. Cross currency hedges involve the sale of one currency against the positive exposure to a different currency and may be used for hedging purposes or to establish an active exposure to the exchange rate between any two currencies. To the extent hedged by the use of foreign currency forward exchange contracts, the precise matching of the foreign currency forward exchange contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. Furthermore, such transactions reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is additional risk to the extent that foreign currency forward exchange contracts create exposure to currencies in which the Portfolio's securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Portfolio than if it had not entered into such contracts. The use of foreign currency forward exchange contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract.

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Liquidity. The Portfolio's investments in illiquid securities may entail greater risk than investments in publicly traded securities. These securities may be more difficult to sell, particularly in times of market turmoil. Additionally, the market for certain investments deemed liquid at the time of purchase may become illiquid under adverse market or economic conditions. Illiquid securities may be more difficult to value. If the Portfolio is forced to sell an illiquid security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss.

Derivatives. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable SEC rules and regulations, or may cause the Portfolio to be more volatile than if the Portfolio had not been leveraged. Although the Adviser and/or Sub-Adviser seek to use derivatives to further the Portfolio's investment objective, there is no assurance that the use of derivatives will achieve this result.

The derivative instruments and techniques that the Portfolio may use include:

Futures. A futures contract is a standardized, exchange-traded agreement to buy or sell a specific quantity of an underlying asset, reference rate or index at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures contracts can be highly volatile, using futures contracts can lower total return, and the potential loss from futures contracts can exceed the Portfolio's initial investment in such contracts. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time. There is also the risk of loss by the Portfolio of margin deposits in the event of bankruptcy of a broker with whom the Portfolio has open positions in the futures contract.

Options. If the Portfolio buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or futures contract on the underlying instrument at an agreed-upon price typically in exchange for a premium paid by the Portfolio. If the Portfolio sells an option, it sells to another person the right to buy from or sell to the Portfolio a specific amount of the underlying instrument or futures contract on the underlying instrument at an agreed-upon price typically in exchange for a premium received by the Portfolio. When options are purchased over-the-counter ("OTC"), the Portfolio bears the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. Options may also be illiquid and the Portfolio may have difficulty closing out its position. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well-conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

Swaps. The Portfolio may enter into OTC swap contracts or cleared swap transactions. An OTC swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indices, reference rates, currencies or other instruments.

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Typically swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Portfolio's obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each party. Cleared swap transactions held may reduce counterparty credit risk. In a cleared swap, the Portfolio's ultimate counterparty is a clearinghouse rather than a bank, dealer or other financial institution. OTC swap agreements are not entered into or traded on exchanges and often there is no central clearing or guaranty function for swaps. These OTC swaps are often subject to credit risk or the risk of default or non-performance by the counterparty. Both OTC and cleared swaps could result in losses if interest rate or foreign currency exchange rate or credit quality changes are not correctly anticipated by the Portfolio or if the reference index, security or investments do not perform as expected. The Dodd-Frank Wall Street Reform and Consumer Protection Act and related regulatory developments require the clearing and exchange-trading of certain standardized swap transactions. Mandatory exchange-trading and clearing is occurring on a phased-in basis.

CFDs. A CFD is a privately negotiated contract between two parties, buyer and seller, stipulating that the seller will pay to or receive from the buyer the difference between the nominal value of the underlying instrument at the opening of the contract and that instrument's value at the end of the contract. The underlying instrument may be a single security, stock basket or index. A CFD can be set up to take either a short or long position on the underlying instrument. The buyer and seller are both required to post margin, which is adjusted daily. The buyer will also pay to the seller a financing rate on the notional amount of the capital employed by the seller less the margin deposit. In addition to the general risks of derivatives, CFDs may be subject to liquidity risk and counterparty risk.

Other Risks. The performance of the Portfolio also will depend on whether or not the Adviser and/or Sub-Adviser are successful in applying the Portfolio's investment strategies. The Portfolio is also subject to other risks from its permissible investments, including the risks associated with its investments in fixed-income securities, REITs and foreign real estate companies. For more information about these risks, see the section of this Prospectus entitled "Additional Risk Information" below.

ADDITIONAL RISK INFORMATION

This section provides additional information relating to the risks of investing in the Portfolio.

Fixed-Income Securities. Fixed-income securities are subject to the risk of the issuer's inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). The historically low interest rate environment increases the risks associated with rising interest rates, including the potential for periods of volatility and increased redemptions. The Portfolio currently faces a heightened level of risk, especially since the Federal Reserve Board has begun tapering its quantitative easing program and may begin to raise rates. The Portfolio is not limited as to the maturities of the securities in which it may invest. Securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. Zero coupon securities (which are purchased at a discount and generally accrue interest, but make no payments until maturity) are typically subject to greater price fluctuations than comparable securities that pay current interest.

REITs and Foreign Real Estate Companies. REITs and foreign real estate companies generally derive their income from rents on the underlying properties or interest on the underlying loans, and their value is impacted by changes in the value of the underlying property or changes in interest rates affecting the underlying loans owned by the REITs and/or foreign real estate companies. REITs and foreign real estate companies are more susceptible to risks associated with the ownership of real estate and the real estate industry in general. These risks can include fluctuations in the value of underlying properties; defaults by borrowers or tenants; market saturation; changes in general and local economic conditions; decreases in market rates for rents;

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increases in competition, property taxes, capital expenditures or operating expenses; and other economic, political or regulatory occurrences affecting the real estate industry. In addition, REITs and foreign real estate companies depend upon specialized management skills, may not be diversified (which may increase the volatility of a REIT's and/or foreign real estate company's value), may have less trading volume and may be subject to more abrupt or erratic price movements than the overall securities market. Foreign real estate companies may be subject to laws, rules and regulations governing those entities and their failure to comply with those laws, rules and regulations could negatively impact the performance of those entities. Operating REITs and foreign real estate companies requires specialized management skills and the Portfolio indirectly bears REIT and foreign real estate company management expenses along with the direct expenses of the Portfolio. REITs may also be subject to heavy cash flow dependency, default by borrowers and self-liquidation. REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Internal Revenue Code of 1986, as amended (the "Code"). REITs are subject to the risk of failing to qualify for tax-free pass-through income under the Code.

FUND MANAGEMENT

MORGAN STANLEY INVESTMENT MANAGEMENT INC.

The Adviser, together with its affiliated asset management companies, had approximately $373 billion in assets under management or supervision as of December 31, 2013.

The Fund has retained the Adviser—Morgan Stanley Investment Management Inc.—to provide investment advisory services. The Adviser is a wholly-owned subsidiary of Morgan Stanley (NYSE: "MS"), a preeminent global financial services firm engaged in securities trading and brokerage activities, as well as providing investment banking, research and analysis, financing and financial advisory services. The Adviser's address is 522 Fifth Avenue, New York, NY 10036.

The Adviser has entered into a sub-advisory agreement with Morgan Stanley Investment Management Limited, located at 25 Cabot Square, Canary Wharf, London, E14 4QA, England. The Sub-Adviser is a wholly owned subsidiary of Morgan Stanley. The Sub-Adviser provides the Portfolio with investment advisory services subject to the overall supervision of the Adviser and the Fund's Officers and Trustees. The Adviser pays the Sub-Adviser on a monthly basis a portion of the net advisory fees the Adviser receives from the Portfolio.

The Portfolio is managed by members of the European Equity team. The team consists of portfolio managers and analysts. Current members of the team jointly and primarily responsible for the day-to-day management of the Portfolio are Matthew Leeman, Riccardo Bindi, Jonathan Day and Jaymeen Patel.

Messrs. Leeman, Bindi, Day and Patel have been associated with the Sub-Adviser in an investment management capacity since December 2006. Mr. Leeman is the lead manager of the Portfolio. All members collaborate to manage the assets for the Portfolio. Messrs. Leeman, Bindi, Day and Patel are responsible for the execution of the overall strategy of the Portfolio.

The Fund's Statement of Additional Information ("SAI") provides additional information about the portfolio managers' compensation structure, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the Portfolio.

The composition of the team may change from time to time.

The Portfolio pays the Adviser a monthly advisory fee as full compensation for the services and facilities furnished to the Portfolio, and for Portfolio expenses assumed by the Adviser. The fee is

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based on the Portfolio's average daily net assets. For the fiscal year ended December 31, 2013, the Portfolio paid total investment advisory compensation (net of fee waivers and/or affiliated rebates, if applicable) amounting to 0.65% of the Portfolio's average daily net assets.

Morgan Stanley Investment Management Inc., as the Adviser and Administrator, has agreed to reduce its advisory fee, its administration fee, and/or reimburse the Portfolio, if necessary, if such fees would cause the total annual operating expenses, excluding certain investment related expenses, 12b-1 fees, taxes, interest and other extraordinary expenses (including litigation), to exceed 1.00%. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund's Board of Trustees acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

A discussion regarding the Board of Trustees' approval of the investment advisory agreement and sub-advisory agreement is available in the Fund's Semi-Annual Report to Shareholders for the period ended June 30, 2013.

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Shareholder Information

PURCHASES AND SALES OF PORTFOLIO SHARES

Shares are offered on each day that the New York Stock Exchange ("NYSE") is open for business. The Portfolio offers its shares only to insurance company separate accounts that insurance companies establish to fund variable life insurance and/or variable annuity contracts. An insurance company purchases or redeems shares of the Portfolio based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments. The contract prospectus describes how contract owners may allocate, transfer and withdraw amounts to and from separate accounts.

The Portfolio currently does not foresee any disadvantages to variable product contract owners arising out of the fact that the Portfolio offers its shares to separate accounts of various insurance companies that offer variable life insurance and/or variable annuity products. Nevertheless, the Board of Trustees that oversees the Portfolio intends to monitor events to identify any material irreconcilable conflicts that may arise due to these arrangements and to determine what action, if any, should be taken in response.

If the Adviser determines that it is in the best interest of the Portfolio not to pay redemption proceeds in cash, and subject to applicable agreements with life insurance companies and other qualified investors, the Portfolio may pay a portion or all of a redemption by distributing securities held by the Portfolio. Such in-kind securities may be illiquid and difficult or impossible to sell at a time and at a price that a shareholder would like. In addition, shareholders receiving distributions in-kind may incur brokerage costs when subsequently selling shares of those securities.

FREQUENT PURCHASES AND REDEMPTIONS OF SHARES

Frequent purchases and redemptions of shares pursuant to the instructions of insurance company contract owners are referred to as "market-timing" or "short-term trading" and may present risks for other contract owners with long-term interests in the Portfolio, which may include, among other things, dilution in the value of Portfolio shares indirectly held by contract owners with long-term interests in the Portfolio, interference with the efficient management of the Portfolio, increased brokerage and administrative costs, and forcing the Portfolio to hold excess levels of cash.

In addition, the Portfolio is subject to the risk that market-timers and/or short-term traders may take advantage of time zone differences between the foreign markets on which the Portfolio's securities trade and the time the Portfolio's net asset value ("NAV") is calculated ("time-zone arbitrage"). For example, a market-timer may submit instructions for the purchase of shares of the Portfolio based on events occurring after foreign market closing prices are established, but before the Portfolio's NAV calculation, that are likely to result in higher prices in foreign markets the following day. The market-timer would submit instructions to redeem the Portfolio's shares the next day, when the Portfolio's share price would reflect the increased prices in foreign markets for a quick profit at the expense of contract owners or participants with long-term interests in the Portfolio.

Investments in other types of securities also may be susceptible to short-term trading strategies. These investments include securities that are, among other things, thinly traded, traded infrequently, or relatively illiquid, which have the risk that the current market price for the securities may not accurately reflect current market values. A contract owner may seek to engage in short-term trading to take advantage of these pricing differences (referred to as "price-arbitrage").

The Portfolio's policies with respect to valuing portfolio securities are described below in the section of this Prospectus entitled "Shareholder Information—Pricing Portfolio Shares" below.

The Fund's Board of Trustees has adopted policies and procedures to discourage frequent purchases and redemptions of Portfolio shares by Portfolio shareholders. Insurance companies generally do not provide specific contract owner transaction instructions to the Portfolio on an ongoing basis. Therefore, to some extent, the Portfolio relies on the insurance companies to monitor frequent short-term trading by contract owners. However, the Portfolio or the Distributor has entered into agreements with insurance companies whereby the insurance companies are required to provide certain contract owner identification and

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transaction information upon the Portfolio's request. The Portfolio may use this information to help identify and prevent market-timing activity in the Portfolio. There can be no assurance that the Portfolio will be able to identify or prevent all market-timing activity.

If the Portfolio identifies suspected market-timing activity, the insurance company will be contacted and asked to take steps to prevent further market-timing activity (e.g., sending warning letters or blocking frequent trading by underlying contract owners). Insurance companies may be prohibited by the terms of the underlying insurance contract from restricting short-term trading of mutual fund shares by contract owners, thereby limiting the ability of such insurance company to implement remedial steps to prevent market-timing activity in the Portfolio. If the insurance company is unwilling or unable to take remedial steps to discourage or prevent frequent trading, or does not take action promptly, certain contract owners may be able to engage in frequent trading to the detriment of contract owners with long-term interests in the Portfolio. If the insurance company refuses to take remedial action, or takes action that the Portfolio deems insufficient, a determination will be made whether it is appropriate to terminate the relationship with such insurance company.

PRICING PORTFOLIO SHARES

The price of Portfolio shares, called NAV, is based on the value of its portfolio securities.

The NAV per share of the Portfolio is calculated once daily at the NYSE close (normally 4:00 p.m. Eastern time) on each day that the NYSE is open. Shares will not be priced on days that the NYSE is closed.

The value of the Portfolio's securities is based on the securities' market price when available. When a market price is not readily available, including circumstances under which the Adviser and/or Sub-Adviser determines that a security's market price is not accurate, a portfolio security is valued at its fair value, as determined under procedures established by the Fund's Board of Trustees.

In addition, with respect to securities that primarily are listed on foreign exchanges, when an event occurs after the close of such exchanges that is likely to have changed the value of the securities (e.g., a percentage change in value of one or more U.S. securities indices in excess of specified thresholds), such securities will be valued at their fair value, as determined under procedures established by the Fund's Board of Trustees. Securities also may be fair valued in the event of a significant development affecting a country or region or an issuer-specific development, which is likely to have changed the value of the security. In these cases, the Portfolio's NAV will reflect certain portfolio securities' fair value rather than their market price. Fair value pricing involves subjective judgment and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security. With respect to securities that are primarily listed on foreign exchanges, the value of the Portfolio's securities may change on days when shareholders will not be able to purchase or sell their shares.

To the extent the Portfolio invests in open-end management companies that are registered under the Investment Company Act of 1940, as amended (the "Investment Company Act"), the Portfolio's NAV is calculated based upon the NAV of such funds. The prospectuses for such funds explain the circumstances under which they will use fair value pricing and its effects.

An exception to the general policy of using market prices concerns the Portfolio's short-term debt portfolio securities. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost. However, if the cost does not reflect the securities' market value, these securities will be valued at their fair value.

PLAN OF DISTRIBUTION

The Fund has adopted a Plan of Distribution for the Portfolio in accordance with Rule 12b-1 under the Investment Company Act. Class Y shares are subject to a distribution (12b-1) fee of 0.25% of the average daily net assets of the Class. The Plan allows Class Y shares of the Portfolio to bear distribution fees in connection with the sale and distribution of Class Y shares. It also allows the Portfolio to pay for services to Class Y shareholders. Because these fees are paid out of the assets of the Portfolio's

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Class Y shares on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

DISTRIBUTIONS

The Portfolio passes substantially all of its earnings from income and capital gains along to its investors as "distributions." The Portfolio earns income from stocks and interest from fixed-income investments. These amounts are passed along to the Portfolio shareholders as "income dividend distributions." The Portfolio realizes capital gains whenever it sells securities for a higher price than it paid for them. These amounts may be passed along as "capital gains distributions."

Dividends from net investment income and capital gains distributions, if any, are declared and paid at least once per year.

TAX CONSEQUENCES

For information concerning the federal income tax consequences to holders of the underlying variable annuity or variable life insurance contracts, see the accompanying contract prospectus.

PORTFOLIO HOLDINGS INFORMATION

A description of the Fund's policies and procedures with respect to the disclosure of the Portfolio's securities is available in the Fund's SAI.

ADDITIONAL INFORMATION

The Adviser and/or Distributor may pay compensation (out of their own funds and not as an expense of the Portfolio) to certain insurance companies or their affiliates, in connection with various fund-related administrative services that the insurance companies provide in connection with the issuance of their variable annuity contracts. Such compensation may be significant in amount and the prospect of receiving any such additional compensation may provide such insurance companies with an incentive to favor sales of shares of the Portfolio as an underlying investment choice for its separate accounts over other investment options. For more information, please see the Fund's SAI.

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Financial Highlights

The financial highlights table is intended to help you understand the financial performance of the Portfolio's Class Y shares for the past five years. Certain information reflects financial results for a single Portfolio share throughout each period. The total returns in the table represent the rate an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). The ratio of expenses to average net assets listed in the table below is based on the average net assets of the Portfolio for each of the periods listed in the table. To the extent that the Portfolio's average net assets decrease over the Portfolio's next fiscal year, such expense ratios can be expected to increase, potentially significantly, because certain fixed costs will be spread over a smaller amount of assets.

This information for the years ended December 31, 2013, December 31, 2012 and December 31, 2011 has been audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the Portfolio's financial statements, is incorporated by reference in the SAI from the Fund's annual report, which is available upon request. The financial highlights for each of the years in the two-year period ended December 31, 2010 have been audited by another independent registered public accounting firm.

Further information about the performance of the Portfolio is contained in its annual report to shareholders. See the accompanying contract prospectus for either the variable annuity or the variable life contract issued by your insurance company for a description of charges which are applicable thereto. These charges are not reflected in the financial highlights below. Inclusion of any of these charges would reduce the total return figures for all periods shown.

For the Year Ended December 31,	2013		2012		2011		2010^		2009^
Selected Per Share Data:
Net asset value beginning of period	$16.26		$14.12		$15.98		$15.35		$13.24
Net investment income(a)	0.33		0.49		0.37		0.22		0.32
Net realized and unrealized gain (loss)	3.98		2.03		(1.90)		0.76		3.00
Total from investment operations	4.31		2.52		(1.53)		0.98		3.32
Dividends to shareholders	(0.48)		(0.38)		(0.33)		(0.35)		(0.50)
Distributions to shareholders	—		—		—		—		(0.71)
Total dividends and distributions	(0.48)		(0.38)		(0.33)		(0.35)		(1.21)
Net asset value end of period	$20.09		$16.26		$14.12		$15.98		$15.35
Total Return(b)	27.20%		18.16%		(9.85)%		6.96	%(g)	27.41%
Ratio to Average Net Assets:(c)
Expenses	1.25	%(e)(f)	1.25	%(e)(f)	1.25	%(e)(f)	1.25	%(e)(f)	1.25	%(e)(f)
Net investment income	2.07	%(e)(f)	3.25	%(e)(f)	2.31	%(e)(f)	1.56	%(e)(f)	2.42	%(e)(f)
Rebate from Morgan Stanley affiliate	0.00	%(d)	0.00	%(d)	0.00	%(d)	0.00	%(d)	0.00	%(d)
Supplemental Data:
Net assets end of period (000's)	$11,807		$11,773		$11,668		$17,821		$19,323
Portfolio turnover rate	10%		11%		11%		22%		26%

^  Beginning with the year ended December 31, 2011, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

(a)  The per share amounts were computed using an average number of shares outstanding during the period.

(b)  Calculated based on the net asset value as of the last business day of the period. Performance shown does not reflect fees and expenses imposed by your insurance company. If performance information included the effect of these additional charges, the total returns would be lower.

(c)  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

(d)  Amount is less than 0.005%.

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Financial Highlights (Continued)

(e)  The ratios reflect the rebate of certain Portfolio expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

(f)  If the Portfolio had borne all of its expenses that were reimbursed or waived by the Adviser and Administrator, the annualized expense and net investment income ratios, would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
December 31, 2013	1.47%	1.85%
December 31, 2012	1.47	3.03
December 31, 2011	1.42	2.14
December 31, 2010	1.41	1.40
December 31, 2009	1.37	2.30

(g)  During the year ended December 31, 2010, the Portfolio received a regulatory settlement from an unaffiliated third party which had an impact of approximately 0.14% on the total return. This was a one-time settlement, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had this settlement not occurred, the total return would have been approximately 6.82%.

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Morgan Stanley Variable Investment Series

  ADDITIONAL INFORMATION ABOUT THE PORTFOLIO'S INVESTMENTS is available in the Fund's Annual and Semi-Annual Reports to Shareholders. In the Fund's Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during its last fiscal year. The Fund's Statement of Additional Information also provides additional information about the Portfolio. The Statement of Additional Information is incorporated herein by reference (legally is part of this Prospectus). For a free copy of the Fund's Annual Report, Semi-Annual Report or Statement of Additional Information, to request information about the Portfolio or to make shareholder inquiries, please call toll-free (800) 548-7786. Free copies of these documents are also available from our Internet site at: www.morganstanley.com/im.

  YOU ALSO MAY OBTAIN INFORMATION ABOUT THE FUND BY CALLING your Morgan Stanley Financial Advisor or by visiting our Internet site.

  INFORMATION ABOUT THE FUND (including the Statement of Additional Information) can be viewed and copied at the the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. Shareholder reports and other information about the Fund and the Portfolio are available on the EDGAR Database on the SEC's Internet site at: http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-1520.

(THE FUND'S INVESTMENT COMPANY ACT FILE NO. IS 811-3692)

PROSPECTUS ■ MAY 1, 2014

VARIABLE INVESTMENT SERIES

THE INCOME PLUS PORTFOLIO

Class Y

Morgan Stanley Variable Investment Series is a mutual fund comprised of five separate portfolios, each with its own distinct investment objective(s) and policies. In this Prospectus, shares of the Income Plus Portfolio (the "Portfolio") are being offered.

Shares of the Portfolio are sold exclusively to certain life insurance companies in connection with particular variable life insurance and/or variable annuity contracts they issue. The insurance companies invest in shares of the Portfolio in accordance with instructions received from owners of variable life insurance or variable annuity contracts.

This Prospectus must be accompanied by a current prospectus for the variable life insurance and/or variable annuity contract issued by your insurance company.

The Securities and Exchange Commission ("SEC") has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Contents

Portfolio Summary	INVESTMENT OBJECTIVES	1
	FEES AND EXPENSES OF THE PORTFOLIO	1
	PORTFOLIO TURNOVER	1
	PRINCIPAL INVESTMENT STRATEGIES	1
	PRINCIPAL RISKS	2
	PAST PERFORMANCE	3
	FUND MANAGEMENT	3
	PURCHASE AND SALE OF PORTFOLIO SHARES	3
	TAX INFORMATION	3
	PAYMENTS TO INSURANCE COMPANIES AND OTHER FINANCIAL INTERMEDIARIES	3
Portfolio Details	ADDITIONAL INFORMATION ABOUT THE PORTFOLIO'S INVESTMENT OBJECTIVES, STRATEGIES AND RISKS	4
	FUND MANAGEMENT	11
Shareholder Information	PURCHASES AND SALES OF PORTFOLIO SHARES	13
	FREQUENT PURCHASES AND REDEMPTIONS OF SHARES	13
	PRICING PORTFOLIO SHARES	14
	PLAN OF DISTRIBUTION	15
	DISTRIBUTIONS	15
	TAX CONSEQUENCES	15
	PORTFOLIO HOLDINGS INFORMATION	15
	ADDITIONAL INFORMATION	15
Financial Highlights		16

This Prospectus contains important information about the Income Plus Portfolio and the Morgan Stanley Variable Investment Series. Please read it carefully and keep it for future reference.

Portfolio Summary

Investment Objectives

The Portfolio seeks as a primary objective to provide a high level of current income by investing primarily in U.S. government securities and other fixed-income securities. As a secondary objective, the Portfolio seeks capital appreciation but only when consistent with its primary objective.

Fees and Expenses of the Portfolio

The table below describes the fees and expenses that you may pay if you buy and hold Class Y shares of the Portfolio. Total Annual Portfolio Operating Expenses in the table and the Example below do not reflect the impact of any charges by your insurance company. If they did, expenses would be higher.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Advisory Fee	0.42%
Distribution (12b-1) Fee	0.25%
Other Expenses	0.20%
Total Annual Portfolio Operating Expenses	0.87%

Example

The example below is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio, your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expenses Over Time
1 Year	3 Years	5 Years	10 Years
$89	$278	$482	$1,073

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Total Annual Portfolio Operating Expenses or in the Example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 55% of the average value of its portfolio.

Principal Investment Strategies

The Portfolio will normally invest at least 80% of its assets in (i) U.S. government securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies and instrumentalities, (ii) debt securities rated at the time of purchase within the four highest bond rating categories ("investment grade") by Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Ratings Services, a division of The McGraw-Hill Companies, Inc. ("S&P"), or, if not rated, determined to be of comparable quality by the "Adviser," Morgan Stanley Investment Management Inc., and (iii) Yankee government bonds rated at the time of purchase within the four highest rating categories by Moody's or S&P or, if not rated, determined to be of comparable quality by the Adviser. While the Portfolio retains the flexibility to invest in the foregoing securities, it currently expects that its investment portfolio will consist primarily of investment grade corporate bonds.

The Portfolio may also invest up to 20% of its net assets in debt securities rated below investment grade by Moody's or S&P or, if not rated, determined to be of comparable quality by the Adviser. Securities rated below investment grade are commonly known as "junk bonds." The Portfolio may also invest in convertible securities.

The Portfolio may also invest in securities of foreign issuers, including issuers located in emerging market or developing countries. Securities of such foreign issuers may be denominated in U.S. dollars or in currencies other than U.S. dollars. The Portfolio will limit its investments in non-U.S. dollar-denominated securities to 30% of the Portfolio's assets.

The Portfolio is not limited as to the maturities of the U.S. Government and other debt securities in which it may invest.

In making investment decisions for the Portfolio, the Adviser considers both domestic and international economic developments, interest rate trends and other factors. The Adviser evaluates technical considerations such as the relative supply of and demand for corporate notes and U.S. Treasury and agencies issues before it decides upon an asset allocation. Similarly, the assessment of the strength of individual companies that issue corporate debt and the overall country risk of sovereign debt obligations contribute to the decision-making process.

The Portfolio may invest up to 20% of its assets in public bank loans made by banks or other financial institutions. These public bank loans may be rated investment grade or below investment grade. Public bank loans are privately negotiated loans that are not publicly traded for which information about the issuer has been made publicly available.

The Portfolio may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. The Portfolio's use of derivatives may involve the purchase and sale of derivative instruments such as futures, options, swaps and other related instruments and techniques. The Portfolio may utilize foreign currency forward exchange contracts, which are also derivatives, in connection with its investments in foreign securities. These derivative instruments will be counted toward the Portfolio's 80% policy discussed above to the extent they have economic characteristics similar to the securities included within that policy.

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Principal Risks

There is no assurance that the Portfolio will achieve its investment objectives and you can lose money investing in this Portfolio. The principal risks of investing in the Portfolio include:

• Fixed-Income Securities. Fixed-income securities are subject to the risk of the issuer's inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). The historically low interest rate environment increases the risks associated with rising interest rates, including the potential for periods of volatility and increased redemptions. The Portfolio currently faces a heightened level of risk, especially since the Federal Reserve Board has begun tapering its quantitative easing program and may begin ro raise rates. The Portfolio is not limited as to the maturities (when a debt security provides its final payment) of the securities in which it may invest. Securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. Lower rated fixed-income securities have greater volatility because there is less certainty that principal and interest payments will be made as scheduled.

• U.S. Government Securities. The U.S. government securities in which the Portfolio invests can be subject to two types of risk: credit risk and interest rate risk. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. While the credit risk associated with U.S. government securities generally is considered to be minimal, the interest rate risk can be substantial. With respect to U.S. government securities that are not backed by the full faith and credit of the United States, there is the risk that the U.S. Government will not provide financial support to such U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

• Asset-Backed Securities. Asset-backed securities involve the risk that various federal and state consumer laws and other legal and economic factors may result in the collateral backing the securities being insufficient to support payment on the securities. Asset-backed securities also have certain risk characteristics similar to mortgage-backed securities.

• Liquidity. The Portfolio's investments in restricted and illiquid securities may entail greater risk than investments in publicly traded securities. These securities may be more difficult to sell, particularly in times of market turmoil. Additionally, the market for certain investments deemed liquid at the time of purchase may become illiquid under adverse market or economic conditions. Illiquid securities may be more difficult to value. If the Portfolio is forced to sell an illiquid security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss.

• Lower Rated Fixed-Income Securities ("Junk Bonds"). Junk bonds may be issued by companies that are restructuring, are smaller and less creditworthy or are more highly indebted than other companies, and therefore they may have more difficulty making scheduled payments of principal and interest. The prices of these securities are likely to be more sensitive to adverse economic changes, resulting in increased volatility of market prices of these securities during periods of economic uncertainty, or adverse individual corporate developments, than higher-rated securities. In addition, during an economic downturn or substantial period of rising interest rates, junk bond issuers and, in particular, highly leveraged issuers may experience financial stress and an increased incidence of default. In the event of a default, the Portfolio may incur additional expenses to seek recovery.

• Foreign and Emerging Market Securities. Investments in foreign markets entail special risks such as currency, political, economic and market risks. There also may be greater market volatility, less reliable financial information, higher transaction and custody costs, decreased market liquidity and less government and exchange regulation associated with investments in foreign markets. In addition, investments in certain foreign markets, which have historically been considered stable, may become more volatile and subject to increased risk due to ongoing developments and changing conditions in such markets. Moreover, the growing interconnectivity of global economies and financial markets has increased the probability that adverse developments and conditions in one country or region will affect the stability of economies and financial markets in other countries or regions. The risks of investing in emerging market countries are greater than risks associated with investments in foreign developed countries. In addition, the Portfolio's investments may be denominated in foreign currencies and therefore, to the extent unhedged, the value of the investment will fluctuate with the U.S. dollar exchange rates. To the extent hedged by the use of foreign currency forward exchange contracts, the precise matching of the foreign currency forward exchange contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. There is additional risk that such transactions reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken and that foreign currency forward exchange contracts create exposure to currencies in which the Portfolio's securities are not denominated. The use of foreign currency forward exchange contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract.

• Public Bank Loans. Certain public bank loans are illiquid, meaning the Portfolio may not be able to sell them quickly at a fair price. To the extent a bank loan has been deemed illiquid, it will be subject to the Portfolio's restrictions on investment in illiquid securities. The secondary market for bank loans may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. Bank loans are subject to the risk of default in the payment of interest or principal on a loan, which will result in a reduction of income to the Portfolio, and a potential decrease in the Portfolio's net asset value ("NAV"). The risk of default will increase in the event of an economic downturn or a substantial increase in interest rates. Because public bank loans usually rank lower in priority of payment to senior loans, they present a greater degree of investment risk. These bank loans may exhibit greater price volatility as well.

• Derivatives. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the other party to certain

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transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates and risks that the transactions may not be liquid. Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss.

Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Past Performance

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class Y shares from year-to-year and by showing how the average annual returns of the Portfolio's Class Y shares for the one, five and 10 year periods compare with those of a broad measure of market performance over time. This performance information does not include the impact of any charges deducted by your insurance company. If it did, returns would be lower. The Portfolio's past performance is not necessarily an indication of how the Portfolio will perform in the future.

Annual Total Returns—Calendar Years

High Quarter	6/30/09:	11.42%
Low Quarter	9/30/08:	–8.51%

Average Annual Total Returns For Periods Ended December 31, 2013

	Past 1 Year	Past 5 Years	Past 10 Years
Income Plus Portfolio	0.81%	9.88%	5.79%
Barclays Capital U.S. Corporate Index (reflects no deduction for fees, expenses, or taxes)[1]	–1.53%	8.63%	5.33%

(1)  The Barclays Capital U.S. Corporate Index is a broad-based benchmark that measures the investment-grade, fixed-rate, taxable, corporate bond market. It is not possible to invest directly in an index.

Fund Management

Adviser. Morgan Stanley Investment Management Inc.

Portfolio Managers. The Portfolio is managed by members of the Taxable Fixed Income team. Information about the members jointly and primarily responsible for the day-to-day management of the Portfolio is shown below:

Name	Title with Adviser	Date Began Managing Portfolio
Christian G. Roth	Managing Director	November 2008
Joseph Mehlman	Executive Director	November 2008

Purchase and Sale of Portfolio Shares

This Prospectus offers Class Y shares of the Income Plus Portfolio. The Portfolio also offers Class X shares of the Portfolio through a separate prospectus. Class X shares are subject to different expenses. For eligibility information, contact your insurance company.

Portfolio shares will be sold at the next price calculated after we receive the redemption request on your behalf.

The Portfolio offers its shares only to insurance companies' separate accounts that insurance companies establish to fund variable life insurance and/or variable annuity contracts. An insurance company purchases or redeems shares of the Portfolio based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments. The contract prospectus describes how contract owners may allocate, transfer and withdraw amounts to, and from, separate accounts.

For more information, please refer to the section of this Prospectus entitled "Shareholder Information—Purchases and Sales of Portfolio Shares."

Tax Information

Special tax rules apply to life insurance companies, variable annuity contracts and variable life insurance contracts. For information on federal income taxation of a life insurance company with respect to its receipt of distributions from the Portfolio and federal income taxation of owners of variable annuity or variable life insurance contracts, see the accompanying contract prospectus.

Payments to Insurance Companies and
Other Financial Intermediaries

If you purchase Portfolio shares through an insurance company or other financial intermediary (such as a bank), the Adviser and/or the Portfolio's "Distributor," Morgan Stanley Distribution, Inc., may pay the financial intermediary for the sale of Portfolio shares and related services. These payments, which may be significant in amount, may create a conflict of interest by influencing the insurance company or other financial intermediary and your salesperson to recommend one variable annuity contract over another or be a factor in an insurance company's decision to include the Portfolio as an underlying investment option in its variable insurance products. Ask your salesperson or visit your insurance company's or other financial intermediary's web site for more information.

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Portfolio Details

ADDITIONAL INFORMATION ABOUT THE PORTFOLIO'S INVESTMENT OBJECTIVES, STRATEGIES AND RISKS

INVESTMENT OBJECTIVES

The Portfolio seeks as a primary objective to provide a high level of current income by investing primarily in U.S. government securities and other fixed-income securities. As a secondary objective, the Portfolio seeks capital appreciation but only when consistent with its primary objective.

PRINCIPAL INVESTMENT STRATEGIES

INCOME

An investment objective having the goal of selecting securities to pay out income.

The Portfolio will normally invest at least 80% of its assets in (i) U.S. government securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies and instrumentalities, (ii) debt securities rated at the time of purchase within the four highest bond rating categories ("investment grade") by Moody's or S&P, or, if not rated, determined to be of comparable quality by the Adviser and (iii) Yankee government bonds rated at the time of purchase within the four highest rating categories by Moody's or S&P or, if not rated, determined to be of comparable quality by the Adviser. While the Portfolio retains the flexibility to invest in the foregoing securities, it currently expects that its investment portfolio will consist primarily of investment grade corporate bonds. The Portfolio may use derivative instruments as discussed below. These derivative instruments will be counted toward the Portfolio's 80% policy discussed above to the extent they have economic characteristics similar to the securities included within that policy.

The Portfolio may also invest up to 20% of its net assets in debt securities rated below investment grade by Moody's or S&P or, if not rated, determined to be of comparable quality by the Adviser. Securities rated below investment grade are commonly known as "junk bonds." Such bonds may include "Rule 144A" securities and other restricted securities, which are subject to resale restrictions. The Portfolio may also invest in convertible securities.

The Portfolio may also invest in securities of foreign issuers, including issuers located in emerging market or developing countries.

The Portfolio is not limited as to the maturities of the U.S. government and other debt securities in which it may invest.

In making investment decisions for the Portfolio, the Adviser considers both domestic and international economic developments, interest rate trends and other factors. The Adviser evaluates technical considerations such as the relative supply of and demand for corporate notes and U.S. Treasury and agencies issues before it decides upon an asset allocation. Similarly, the assessment of the strength of individual companies that issue corporate debt and the overall country risk of sovereign debt obligations contribute to the decision-making process.

The Portfolio may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. The Portfolio's use of derivatives may involve the purchase and sale of derivative instruments such as futures, options, swaps and other

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related instruments and techniques. The Portfolio may also use foreign currency forward exchange contracts, which are also derivatives, in connection with its investments in foreign securities.

Asset-Backed Securities. The Portfolio may invest in asset-backed securities. Asset-backed securities represent an interest in a pool of assets such as, but not limited to, automobile loans, credit card receivables, student loans or home equity (prime and subprime) loans that have been securitized in pass-through structures similar to mortgage-backed securities. These types of pass-through securities provide for monthly payments that are a "pass-through" of the monthly interest and principal payments made by the individual borrowers on the pooled receivables.

Restricted and Illiquid Securities. The Portfolio may purchase certain non-publicly traded "restricted" securities. These securities may include "Rule 144A" securities which are exempt from registration and may only be resold to qualified institutional buyers. The Portfolio may invest in illiquid securities, including restricted securities that are illiquid. The Portfolio may invest an unlimited amount in restricted securities that are considered by the Adviser to be liquid.

Foreign and Emerging Market Securities. The Portfolio may invest in securities of foreign issuers, including issuers located in emerging market or developing countries. Securities of such foreign issuers may be denominated in U.S. dollars or in currencies other than U.S. dollars. The Portfolio will limit its investments in non-U.S. dollar-denominated securities to 30% of the Portfolio's assets.

Public Bank Loans. The Portfolio may invest up to 20% of its assets in public bank loans made by banks or other financial institutions. These public bank loans may be rated investment grade or below investment grade. Public bank loans are privately negotiated loans for which information about the issuer has been made publicly available. Public bank loans are not registered under the Securities Act of 1933, as amended, and are not publicly traded. Bank loans are usually second lien loans, which are lower in priority to senior loans, but have seniority in a company's capital structure to other liabilities, so that the company is required to pay down these second lien loans prior to other lower-ranked claims on their assets. Bank loans normally pay interest at floating rates, and as a result, may protect investors from increases in interest rates.

In pursuing the Portfolio's investment objectives, the Adviser has considerable leeway in deciding which investments it buys, holds or sells on a day-to-day basis and which trading strategies it uses. For example, the Adviser in its discretion may determine to use some permitted trading strategies while not using others.

ADDITIONAL INVESTMENT STRATEGY INFORMATION

This section provides additional information relating to the Portfolio's investment strategies.

Other Investments. The Portfolio may invest in commercial mortgage-backed securities ("CMBS") and municipal securities.

CMBS. CMBS are generally multi-class or pass-through securities backed by a mortgage loan or a pool of mortgage loans secured by commercial property, such as industrial and warehouse properties, office buildings, retail space and shopping malls, multifamily properties and cooperative apartments. The commercial mortgage loans that underlie CMBS are generally not amortizing or not fully amortizing. That is, at their maturity date, repayment of their remaining principal balance or "balloon" is due and is repaid through the attainment of an additional loan or sale of the property. An extension of a final payment on commercial mortgages will increase the average life of the CMBS, generally resulting in a lower yield for discount bonds and a higher yield for premium bonds.

Municipal Securities. The Portfolio may invest in municipal securities. Municipal securities are fixed-income securities issued by local, state and regional governments that provide interest income, which is exempt from federal income taxes. However, the Portfolio may purchase municipal bonds that pay interest that is subject to the federal alternative minimum tax, and securities on which the interest payments are taxable. General obligation securities are secured by the issuer's faith and credit including its taxing power for payment of principal and interest. Revenue bonds, however, are generally payable from a specific revenue source. They are issued for a wide variety of projects such as financing public utilities, hospitals, housing, airports, highways and

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educational facilities. Municipal notes are issued to meet the short-term funding requirements of local, regional and state governments.

Defensive Investing. The Portfolio may take temporary "defensive" positions in attempting to respond to adverse market, economic, political or other conditions. The Portfolio may invest any amount of its assets in cash, cash equivalents or other fixed-income securities in a defensive posture that may be inconsistent with its principal investment strategies when the Adviser believes it advisable to do so.

Although taking a defensive posture is designed to protect the Portfolio from an anticipated market downturn, it could have the effect of reducing the benefit from any upswing in the market. When the Portfolio takes a defensive position, it may not achieve its investment objectives.

* * *

The percentage limitations relating to the composition of the Portfolio apply at the time the Portfolio acquires an investment. Subsequent percentage changes that result from market fluctuations generally will not require the Portfolio to sell any portfolio security. However, the Portfolio may be required to reduce its borrowings, if any, in response to fluctuations in the value of such holdings. The Portfolio may change its principal investment strategies without shareholder approval; however, you would be notified of any changes.

PRINCIPAL RISKS

There is no assurance that the Portfolio will achieve its investment objectives. The Portfolio's share price and yield will fluctuate with changes in the market value and/or yield of its portfolio securities. Neither the value nor the yield of the U.S. government securities that the Fund invests in (or the value or yield of the Fund's shares) is guaranteed by the U.S. Government. When you sell Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio.

Fixed-Income Securities. Fixed-income securities are subject to the risk of the issuer's inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). The historically low interest rate environment increases the risks associated with rising interest rates, including the potential for periods of volatility and increased redemptions. The Portfolio currently faces a heightened level of risk, especially since the Federal Reserve Board has begun tapering its quantitative easing program and may begin to raise rates. The Portfolio is not limited as to the maturities (when a debt security provides its final payment) of the securities in which it may invest. Securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. Zero coupon securities (which are purchased at a discount and generally accrue interest, but make no payments until maturity) are typically subject to greater price fluctuations than comparable securities that pay current interest. Lower rated fixed-income securities have greater volatility because there is less certainty that principal and interest payments will be made as scheduled.

Investments in convertible securities subject the Portfolio to the risks associated with both fixed-income securities and common stocks. To the extent that a convertible security's investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise, as with a fixed-income security. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

U.S. Government Securities. The U.S. government securities in which the Portfolio invests can be subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a fixed-income

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security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. While the credit risk associated with U.S. government securities generally is considered to be minimal, the interest rate risk can be substantial. The Portfolio is not limited as to the maturities of the securities in which it may invest. Thus, a rise in the general level of interest rates may cause the price of the Portfolio's portfolio securities to fall substantially.

The U.S. government securities that the Portfolio may purchase include U.S. Treasury bills, notes and bonds, all of which are direct obligations of the U.S. Government. In addition, the Portfolio may purchase securities issued by agencies and instrumentalities of the U.S. Government which are backed by the full faith and credit of the United States. Among the agencies and instrumentalities issuing these obligations are the Government National Mortgage Association and the Federal Housing Administration. The Portfolio may also purchase securities issued by agencies and instrumentalities which are not backed by the full faith and credit of the United States, but whose issuing agency or instrumentality has the right to borrow, to meet its obligations, from the U.S. Treasury. Among these agencies and instrumentalities are the Federal National Mortgage Association ("Fannie Mae"), the Federal Home Loan Mortgage Corporation ("Freddie Mac") and the Federal Home Loan Banks. In September 2008, the U.S. Treasury Department announced that the U.S. Government would be taking over Freddie Mac and Fannie Mae and placing the companies into a conservatorship. In addition, the U.S. Treasury announced additional steps that it intended to take with respect to the debt and mortgage-backed securities issued by Fannie Mae and Freddie Mac in order to support the conservatorship. Fannie Mae and Freddie Mac are continuing to operate as going concerns while in conservatorship and each remains liable for all of its respective obligations, including its guaranty obligations, associated with its mortgage-backed securities. No assurance can be given that these initiatives will be successful. Further, the Portfolio may purchase securities issued by agencies and instrumentalities, which are backed solely by the credit of the issuing agency or instrumentality. Among these agencies and instrumentalities is the Federal Farm Credit System. Because these securities are not backed by the full faith and credit of the United States, there is a risk that the U.S. Government will not provide financial support to these agencies if it is not obligated to do so by law. The maximum potential liability of the issuers of some U.S. government securities held by the Fund may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future. The interest from U.S. government securities generally is not subject to state and local taxation.

Asset-Backed Securities. Asset-backed securities involve the risk that various federal and state consumer laws and other legal and economic factors may result in the collateral backing the securities being insufficient to support payment on the securities. Asset-backed securities also have certain risk characteristics similar to mortgage-backed securities. Like mortgage-backed securities, they generally decrease in value as a result of interest rate increases, but may benefit less than other fixed-income securities from declining interest rates, principally because of prepayments. Also, as in the case of mortgage-backed securities, prepayments generally increase during a period of declining interest rates, although other factors, such as changes in credit card use and payment patterns, may also influence prepayment rates.

Lower Rated Fixed-Income Securities ("Junk Bonds"). The Portfolio's investments in fixed-income securities rated lower than investment grade, or if unrated, of comparable quality as determined by the Adviser, otherwise known as "junk bonds," pose significant risks. Junk bonds may be issued by companies that are restructuring, are smaller and less creditworthy or are more highly indebted than other companies, and therefore they may have more difficulty making scheduled payments of principal and interest. The prices of junk bonds are likely to be more sensitive to adverse economic changes or individual corporate developments than higher-rated securities. During an economic downturn or substantial period of rising interest rates, junk bond issuers and, in particular, highly leveraged issuers may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet their projected business goals or to obtain additional financing. An economic downturn affecting an issuer of high yield securities may result in an increased incidence of default. In the event of a default, the Portfolio may incur additional expenses to seek recovery. The secondary market for junk bonds may be less liquid than the markets for higher quality securities and, as such, may have an adverse effect on the market prices of certain securities.

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Liquidity. The Portfolio's investments in restricted and illiquid securities may entail greater risk than investments in publicly traded securities. These securities may be more difficult to sell, particularly in times of market turmoil. Additionally, the market for certain investments deemed liquid at the time of purchase may become illiquid under adverse market or economic conditions. Illiquid securities may be more difficult to value. If the Portfolio is forced to sell an illiquid security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss.

Foreign and Emerging Market Securities. The Portfolio's investments in foreign securities involve risks that are in addition to the risks associated with domestic securities. One additional risk is currency risk. While the price of Portfolio shares is quoted in U.S. dollars, the Portfolio may convert U.S. dollars to a foreign market's local currency to purchase a security in that market. If the value of that local currency falls relative to the U.S. dollar, the U.S. dollar value of the foreign security will decrease. This is true even if the foreign security's local price remains unchanged.

Foreign securities also have risks related to economic and political developments abroad, including expropriations, confiscatory taxation, exchange control regulation, limitations on the use or transfer of Portfolio assets and any effects of foreign social, economic or political instability. Foreign companies, in general, are not subject to the regulatory requirements of U.S. companies and, as such, there may be less publicly available information about these companies. Moreover, foreign accounting, auditing and financial reporting standards generally are different from those applicable to U.S. companies. Finally, in the event of a default of any foreign debt obligations, it may be more difficult for the Fund to obtain or enforce a judgment against the issuers of the securities.

Securities of foreign issuers may be less liquid than comparable securities of U.S. issuers and, as such, their price changes may be more volatile. In addition, the prices of such securities may be susceptible to influence by large traders, due to the limited size of many foreign securities markets. Moreover, investments in certain foreign markets, which have historically been considered stable, may become more volatile and subject to increased risk due to ongoing developments and changing conditions in such markets. Also, the growing interconnectivity of global economies and financial markets has increased the probability that adverse developments and conditions in one country or region will affect the stability of economies and financial markets in other countries or regions. Furthermore, foreign exchanges and broker-dealers are generally subject to less government and exchange scrutiny and regulation than their U.S. counterparts. In addition, differences in clearance and settlement procedures in foreign markets may cause delays in settlement of the Portfolio's trades effected in those markets and could result in losses to the Portfolio due to subsequent declines in the value of the securities subject to the trades.

Investing in foreign sovereign debt securities will expose the Portfolio to the direct or indirect consequences of political, social or economic changes in the countries that issue the securities. Investments in sovereign debt such as Yankee government bonds are subject to the risk that a government entity may delay or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position to its economy or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting on a sovereign debt that a government does not pay or bankruptcy proceeding by which all or part of the sovereign debt that a government entity has not repaid may be collected.

The foreign securities in which the Portfolio may invest may be issued by issuers located in emerging market or developing countries. Compared to the United States and other developed countries, emerging market or developing countries may have relatively unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Securities issued by companies located in these countries tend to be especially volatile and may be less liquid than securities traded in developed countries. In the past, securities in these countries have been characterized by greater potential loss than securities of companies located in developed countries.

Depositary receipts involve many of the same risks as those associated with direct investment in foreign securities. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities.

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Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, entities and/or individuals, changes in international trading patterns, trade barriers, and other protectionist or retaliatory measures. Economic sanctions could, among other things, effectively restrict or eliminate the Portfolio's ability to purchase or sell securities or groups of securities for a substantial period of time, and may make the Portfolio's investments in such securities harder to value. International trade barriers or economic sanctions against foreign countries, organizations, entities and/or individuals, may adversely affect the Portfolio's foreign holdings or exposures. Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets, or the imposition of punitive taxes. Governmental actions can have a significant effect on the economic conditions in foreign countries, which also may adversely affect the value and liquidity of the Portfolio's investments. For example, the governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain sectors or industries. In addition, a foreign government may limit or cause delay in the convertibility or repatriation of its currency which would adversely affect the U.S. dollar value and/or liquidity of investments denominated in that currency. Any of these actions could severely affect security prices, impair the Portfolio's ability to purchase or sell foreign securities or transfer the Portfolio's assets back into the U.S., or otherwise adversely affect the Portfolio's operations. Certain foreign investments may become less liquid in response to market developments or adverse investor perceptions, or become illiquid after purchase by the Portfolio, particularly during periods of market turmoil. Certain foreign investments may become illiquid when, for instance, there are few, if any, interested buyers and sellers or when dealers are unwilling to make a market for certain securities. When the Portfolio holds illiquid investments, its portfolio may be harder to value.

In connection with its investments in foreign securities, the Portfolio also may enter into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date. A foreign currency forward exchange contract is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Foreign currency forward exchange contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. In addition, the Portfolio may use cross currency hedging or proxy hedging with respect to currencies in which the Portfolio has or expects to have portfolio or currency exposure. Cross currency hedges involve the sale of one currency against the positive exposure to a different currency and may be used for hedging purposes or to establish an active exposure to the exchange rate between any two currencies. To the extent hedged by the use of foreign currency forward exchange contracts, the precise matching of the foreign currency forward exchange contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. Furthermore, such transactions reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is additional risk to the extent that foreign currency forward exchange contracts create exposure to currencies in which the Portfolio's securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Portfolio than if it had not entered into such contracts. The use of foreign currency forward exchange contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract.

Public Bank Loans. Certain public bank loans are illiquid, meaning the Portfolio may not be able to sell them quickly at a fair price. Illiquid securities are also difficult to value. To the extent a bank loan has been deemed illiquid, it will be subject to the Portfolio's restrictions on investment in illiquid securities. The secondary market for bank loans may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. Bank loans are subject to the risk of default in the payment of interest or principal on a loan, which will result in a reduction of income to the Portfolio, and a potential decrease in the Portfolio's NAV. The risk of default will increase in the event of an economic downturn or a substantial increase in interest rates. Bank loans that are rated below investment grade share the same risks of other below investment grade securities. Because public bank loans usually rank lower in priority of payment to senior loans, they present a greater degree of investment risk due to the fact that the cash flow or other property of the borrower securing the bank loan may be insufficient to meet scheduled payments after meeting the senior secured payment obligations of the borrower. These bank loans may exhibit greater price volatility as well.

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Derivatives. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable SEC rules and regulations, or may cause the Portfolio to be more volatile than if the Portfolio had not been leveraged. Although the Adviser seeks to use derivatives to further the Portfolio's investment objectives, there is no assurance that the use of derivatives will achieve this result.

The derivative instruments and techniques that the Portfolio may use include:

Futures. A futures contract is a standardized, exchange-traded agreement to buy or sell a specific quantity of an underlying asset, reference rate or index at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures contracts can be highly volatile, using futures contracts can lower total return, and the potential loss from futures contracts can exceed the Portfolio's initial investment in such contracts. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time. There is also the risk of loss by the Portfolio of margin deposits in the event of bankruptcy of a broker with whom the Portfolio has open positions in the futures contract.

Options. If the Portfolio buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or futures contract on the underlying instrument at an agreed-upon price typically in exchange for a premium paid by the Portfolio. If the Portfolio sells an option, it sells to another person the right to buy from or sell to the Portfolio a specific amount of the underlying instrument or futures contract on the underlying instrument at an agreed-upon price typically in exchange for a premium received by the Portfolio. When options are purchased over-the-counter ("OTC"), the Portfolio bears the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. Options may also be illiquid and the Portfolio may have difficulty closing out its position. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well-conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

Swaps. The Portfolio may enter into OTC swap contracts or cleared swap transactions. An OTC swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indices, reference rates, currencies or other instruments. Typically swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Portfolio's obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each party. Cleared swap transactions held may reduce counterparty credit risk. In a cleared swap, the Portfolio's ultimate counterparty is a clearinghouse rather than a bank, dealer or other financial institution. OTC swap agreements are not entered into or traded on exchanges and often there is no central clearing or guaranty function for swaps. These OTC swaps are often subject to credit risk or the risk of default or non-performance by the counterparty. Both OTC and cleared swaps could result in losses if interest

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rate or foreign currency exchange rate or credit quality changes are not correctly anticipated by the Portfolio or if the reference index, security or investments do not perform as expected. The Portfolio's use of swaps may include those based on the credit of an underlying security, commonly referred to as "credit default swaps." Where the Portfolio is the buyer of a credit default swap contract, it would typically be entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract only in the event of a default or similar event by the issuer of the debt obligation. If no default occurs, the Portfolio would have paid to the counterparty a periodic stream of payments over the term of the contract and received no benefit from the contract. When the Portfolio is the seller of a credit default swap contract, it typically receives the stream of payments but is obligated to pay an amount equal to the par (or other agreed-upon) value of a referenced debt obligation upon the default or similar event of the issuer of the referenced debt obligation. The Dodd-Frank Wall Street Reform and Consumer Protection Act and related regulatory developments require the clearing and exchange-trading of certain standardized swap transactions. Mandatory exchange-trading and clearing is occurring on a phased-in basis.

Other Risks. The performance of the Portfolio also will depend on whether or not the Adviser is successful in applying the Portfolio's investment strategies. The Portfolio is also subject to other risks from its permissible investments, including the risks associated with its investments in CMBS and municipal securities. For more information about these risks, see the section of this Prospectus entitled "Additional Risk Information" below.

ADDITIONAL RISK INFORMATION

This section provides additional information relating to the risks of investing in the Portfolio.

CMBS. CMBS are subject to credit risk and prepayment risk. Although prepayment risk is present, it is of a lesser degree in the CMBS than in the residential mortgage market; commercial real estate property loans often contain provisions which substantially reduce the likelihood that such securities will be prepaid (e.g., significant prepayment penalties on loans and, in some cases, prohibition on principal payments for several years following origination).

Municipal Securities. Municipal securities may be general obligations or revenue bonds. General obligation bonds are secured by the issuer's full faith and credit as well as its taxing power for payment of principal or interest. Revenue bonds are payable solely from the revenues derived from a specified revenue source. These bonds involve the risk that the revenues so derived will not be sufficient to meet interest and/or principal payment obligations. The value of municipal securities may be affected by political changes as well as uncertainties related to taxation, legislative developments and the rights of municipal security holders. Municipal securities involve the risk that an issuer may call securities for redemption, which could force the Portfolio to reinvest the proceeds at a lower rate of interest.

FUND MANAGEMENT

MORGAN STANLEY INVESTMENT MANAGEMENT INC.

The Adviser, together with its affiliated asset management companies, had approximately $373 billion in assets under management or supervision as of December 31, 2013.

The Fund has retained the Adviser—Morgan Stanley Investment Management Inc.—to provide investment advisory services. The Adviser is a wholly-owned subsidiary of Morgan Stanley (NYSE: ("MS"), a preeminent global financial services firm engaged in securities trading and brokerage activities, as well as providing investment banking, research and analysis, financing and financial advisory services. The Adviser's address is 522 Fifth Avenue, New York, NY 10036.

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The Portfolio is managed by members of the Taxable Fixed Income team. The team consists of portfolio managers and analysts. The current members of the team jointly and primarily responsible for the day-to-day management of the Portfolio are Christian G. Roth and Joseph Mehlman.

Mr. Roth has been associated with the Adviser and/or its advisory affiliates in an investment management capacity since 1991. Mr. Mehlman has been associated with the Adviser in an investment management capacity since 2002.

All team members are responsible for the execution of the overall strategy of the Portfolio.

The Fund's Statement of Additional Information ("SAI") provides additional information about the portfolio managers' compensation structure, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the Portfolio.

The composition of the team may change from time to time.

The Portfolio pays the Adviser a monthly advisory fee as full compensation for the services and facilities furnished to the Portfolio, and for Portfolio expenses assumed by the Adviser. The fee is based on the Portfolio's average daily net assets. For the fiscal year ended December 31, 2013, the Portfolio paid total investment advisory compensation (net of affiliated rebates, if applicable) amounting to 0.42% of the Portfolio's average daily net assets.

A discussion regarding the Board of Trustees' approval of the investment advisory agreement is available in the Fund's Semi-Annual Report to Shareholders for the period ended June 30, 2013.

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Shareholder Information

PURCHASES AND SALES OF PORTFOLIO SHARES

Shares are offered on each day that the New York Stock Exchange ("NYSE") is open for business. The Portfolio offers its shares only to insurance company separate accounts that insurance companies establish to fund variable life insurance and/or variable annuity contracts. An insurance company purchases or redeems shares of the Portfolio based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments. The contract prospectus describes how contract owners may allocate, transfer and withdraw amounts to and from separate accounts.

The Portfolio currently does not foresee any disadvantages to variable product contract owners arising out of the fact that the Portfolio offers its shares to separate accounts of various insurance companies that offer variable life insurance and/or variable annuity products. Nevertheless, the Board of Trustees that oversees the Portfolio intends to monitor events to identify any material irreconcilable conflicts that may arise due to these arrangements and to determine what action, if any, should be taken in response.

If the Adviser determines that it is in the best interest of the Portfolio not to pay redemption proceeds in cash, and subject to applicable agreements with life insurance companies and other qualified investors, the Portfolio may pay a portion or all of a redemption by distributing securities held by the Portfolio. Such in-kind securities may be illiquid and difficult or impossible to sell at a time and at a price that a shareholder would like. In addition, shareholders receiving distributions in-kind may incur brokerage costs when subsequently selling shares of those securities.

FREQUENT PURCHASES AND REDEMPTIONS OF SHARES

Frequent purchases and redemptions of shares pursuant to the instructions of insurance company contract owners are referred to as "market-timing" or "short-term trading" and may present risks for other contract owners with long-term interests in the Portfolio, which may include, among other things, dilution in the value of Portfolio shares indirectly held by contract owners with long-term interests in the Portfolio, interference with the efficient management of the Portfolio, increased brokerage and administrative costs, and forcing the Portfolio to hold excess levels of cash.

In addition, the Portfolio is subject to the risk that market-timers and/or short-term traders may take advantage of time zone differences between the foreign markets on which the Portfolio's securities trade and the time the Portfolio's NAV is calculated ("time-zone arbitrage"). For example, a market-timer may submit instructions for the purchase of shares of the Portfolio based on events occurring after foreign market closing prices are established, but before the Portfolio's NAV calculation, that are likely to result in higher prices in foreign markets the following day. The market-timer would submit instructions to redeem the Portfolio's shares the next day, when the Portfolio's share price would reflect the increased prices in foreign markets for a quick profit at the expense of contract owners or participants with long-term interests in the Portfolio.

Investments in other types of securities also may be susceptible to short-term trading strategies. These investments include securities that are, among other things, thinly traded, traded infrequently, or relatively illiquid, which have the risk that the current market price for the securities may not accurately reflect current market values. A contract owner may seek to engage in short-term trading to take advantage of these pricing differences (referred to as "price-arbitrage"). Investments in certain fixed-income securities, such as junk bonds, may be adversely affected by price arbitrage trading strategies.

The Portfolio's policies with respect to valuing portfolio securities are described below in the section of this Prospectus entitled "Shareholder Information — Pricing Portfolio Shares" below.

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The Fund's Board of Trustees has adopted policies and procedures to discourage frequent purchases and redemptions of Portfolio shares by Portfolio shareholders. Insurance companies generally do not provide specific contract owner transaction instructions to the Portfolio on an ongoing basis. Therefore, to some extent, the Portfolio relies on the insurance companies to monitor frequent short-term trading by contract owners. However, the Portfolio or the Distributor has entered into agreements with insurance companies whereby the insurance companies are required to provide certain contract owner identification and transaction information upon the Portfolio's request. The Portfolio may use this information to help identify and prevent market-timing activity in the Portfolio. There can be no assurance that the Portfolio will be able to identify or prevent all market-timing activity.

If the Portfolio identifies suspected market-timing activity, the insurance company will be contacted and asked to take steps to prevent further market-timing activity (e.g., sending warning letters or blocking frequent trading by underlying contract owners). Insurance companies may be prohibited by the terms of the underlying insurance contract from restricting short-term trading of mutual fund shares by contract owners, thereby limiting the ability of such insurance company to implement remedial steps to prevent market-timing activity in the Portfolio. If the insurance company is unwilling or unable to take remedial steps to discourage or prevent frequent trading, or does not take action promptly, certain contract owners may be able to engage in frequent trading to the detriment of contract owners with long-term interests in the Portfolio. If the insurance company refuses to take remedial action, or takes action that the Portfolio deems insufficient, a determination will be made whether it is appropriate to terminate the relationship with such insurance company.

PRICING PORTFOLIO SHARES

The price of Portfolio shares, called NAV, is based on the value of its portfolio securities.

The NAV per share of the Portfolio is calculated once daily at the NYSE close (normally 4:00 p.m. Eastern time) on each day that the NYSE is open. Shares will not be priced on days that the NYSE is closed. The Portfolio may, however, elect to remain open and price its shares on days when the NYSE is closed but the primary securities markets on which the Portfolio's securities trade remain open.

The value of the Portfolio's securities is based on the securities' market price when available. When a market price is not readily available, including circumstances under which the Adviser determines that a security's market price is not accurate, a portfolio security is valued at its fair value, as determined under procedures established by the Fund's Board of Trustees.

In addition, with respect to securities that primarily are listed on foreign exchanges, when an event occurs after the close of such exchanges that is likely to have changed the value of the securities (e.g., a percentage change in value of one or more U.S. securities indices in excess of specified thresholds), such securities will be valued at their fair value, as determined under procedures established by the Fund's Board of Trustees. Securities also may be fair valued in the event of a significant development affecting a country or region or an issuer-specific development, which is likely to have changed the value of the security. In these cases, the Portfolio's NAV will reflect certain portfolio securities' fair value rather than their market price. Fair value pricing involves subjective judgment and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security. With respect to securities that are primarily listed on foreign exchanges, the value of the Portfolio's securities may change on days when shareholders will not be able to purchase or sell their shares.

To the extent the Portfolio invests in open-end management companies that are registered under the Investment Company Act of 1940, as amended (the "Investment Company Act"), the Portfolio's NAV is calculated based upon the NAV of such funds. The prospectuses for such funds explain the circumstances under which they will use fair value pricing and its effects.

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An exception to the general policy of using market prices concerns the Portfolio's short-term debt portfolio securities. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost. However, if the cost does not reflect the securities' market value, these securities will be valued at their fair value.

PLAN OF DISTRIBUTION

The Fund has adopted a Plan of Distribution for the Portfolio in accordance with Rule 12b-1 under the Investment Company Act. Class Y shares are subject to a distribution (12b-1) fee of 0.25% of the average daily net assets of the Class. The Plan allows Class Y shares of the Portfolio to bear distribution fees in connection with the sale and distribution of Class Y shares. It also allows the Portfolio to pay for services to Class Y shareholders. Because these fees are paid out of the assets of the Portfolio's Class Y shares on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

DISTRIBUTIONS

The Portfolio passes substantially all of its earnings from income and capital gains along to its investors as "distributions." The Portfolio earns interest from fixed-income investments. These amounts are passed along to the Portfolio shareholders as "income dividend distributions." The Portfolio realizes capital gains whenever it sells securities for a higher price than it paid for them. These amounts may be passed along as "capital gains distributions."

Dividends from net investment income and capital gains distributions, if any, are declared and paid at least once per year.

TAX CONSEQUENCES

For information concerning the federal income tax consequences to holders of the underlying variable annuity or variable life insurance contracts, see the accompanying contract prospectus.

PORTFOLIO HOLDINGS INFORMATION

A description of the Fund's policies and procedures with respect to the disclosure of the Portfolio's securities is available in the Fund's SAI.

ADDITIONAL INFORMATION

The Adviser and/or Distributor may pay compensation (out of their own funds and not as an expense of the Portfolio) to certain insurance companies or their affiliates, in connection with various fund-related administrative services that the insurance companies provide in connection with the issuance of their variable annuity contracts. Such compensation may be significant in amount and the prospect of receiving any such additional compensation may provide such insurance companies with an incentive to favor shares of the Portfolio as an underlying investment choice for its separate accounts over other investment options. For more information, please see the Fund's SAI.

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Financial Highlights

The financial highlights table is intended to help you understand the financial performance of the Portfolio's Class Y shares for the past five years. Certain information reflects financial results for a single Portfolio share throughout each period. The total returns in the table represent the rate an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). The ratio of expenses to average net assets listed in the table below is based on the average net assets of the Portfolio for each of the periods listed in the table. To the extent that the Portfolio's average net assets decrease over the Portfolio's next fiscal year, such expense ratios can be expected to increase, potentially significantly, because certain fixed costs will be spread over a smaller amount of assets.

This information for the years ended December 31, 2013, December 31, 2012 and December 31, 2011 has been audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the Portfolio's financial statements, is incorporated by reference in the SAI from the Fund's annual report, which is available upon request. The financial highlights for each of the years in the two-year period ended December 31, 2010 have been audited by another independent registered public accounting firm.

Further information about the performance of the Portfolio is contained in its annual report to shareholders. See the accompanying contract prospectus for either the variable annuity or the variable life contract issued by your insurance company for a description of charges which are applicable thereto. These charges are not reflected in the financial highlights below. Inclusion of any of these charges would reduce the total return figures for all periods shown.

For the Year Ended December 31,	2013		2012		2011		2010^		2009^
Selected Per Share Data:
Net asset value beginning of period	$11.93		$11.09		$11.22		$10.95		$9.42
Net investment income(a)	0.41		0.45		0.54		0.55		0.55
Net realized and unrealized gain (loss)	(0.33)		1.04		(0.02)		0.39		1.49
Total from investment operations	0.08		1.49		0.52		0.94		2.04
Dividends to shareholders	(0.56)		(0.65)		(0.65)		(0.67)		(0.51)
Net asset value end of period	$11.45		$11.93		$11.09		$11.22		$10.95
Total Return(b)	0.81%		13.82%		4.71%		9.01%		22.29%
Ratio to Average Net Assets:(c)
Expenses	0.87	%(d)	0.86	%(d)	0.84	%(d)	0.84	%(d)	0.81	%(d)
Net investment income	3.57	%(d)	3.89	%(d)	4.76	%(d)	4.98	%(d)	5.39	%(d)
Rebate from Morgan Stanley affiliate	0.00	%(e)	0.00	%(e)	0.00	%(e)	0.00	%(e)	0.00	%(e)
Supplemental Data:
Net assets end of period (000's)	$82,429		$97,579		$102,948		$124,322		$148,108
Portfolio turnover rate	55%		68%		43%		53%		75%

^  Beginning with the year ended December 31, 2011, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

(a)  The per share amounts were computed using an average number of shares outstanding during the period.

(b)  Calculated based on the net asset value as of the last business day of the period. Performance shown does not reflect fees and expenses imposed by your insurance company. If performance information included the effect of these additional charges, the total returns would be lower.

(c)  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

(d)  The ratios reflect the rebate of certain Portfolio expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

(e)  Amount is less than 0.005%.

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Morgan Stanley Variable Investment Series

  ADDITIONAL INFORMATION ABOUT THE PORTFOLIO'S INVESTMENTS is available in the Fund's Annual and Semi-Annual Reports to Shareholders. In the Fund's Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during its last fiscal year. The Fund's Statement of Additional Information also provides additional information about the Portfolio. The Statement of Additional Information is incorporated herein by reference (legally is part of this Prospectus). For a free copy of the Fund's Annual Report, Semi-Annual Report or Statement of Additional Information, to request information about the Portfolio or to make shareholder inquiries, please call toll-free (800) 548-7786. Free copies of these documents are also available from our Internet site at: www.morganstanley.com/im.

  YOU ALSO MAY OBTAIN INFORMATION ABOUT THE FUND BY CALLING your Morgan Stanley Financial Advisor or by visiting our Internet site.

  INFORMATION ABOUT THE FUND (including the Statement of Additional Information) can be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. Shareholder reports and other information about the Fund and the Portfolio are available on the EDGAR Database on the SEC's Internet site at: http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-1520.

(THE FUND'S INVESTMENT COMPANY ACT FILE NO. IS 811-3692)

PROSPECTUS ■ MAY 1, 2014

VARIABLE INVESTMENT SERIES

THE LIMITED DURATION PORTFOLIO

Class Y

Morgan Stanley Variable Investment Series is a mutual fund comprised of five separate portfolios, each with its own distinct investment objective(s) and policies. In this Prospectus, shares of the Limited Duration Portfolio (the "Portfolio") are being offered.

Shares of the Portfolio are sold exclusively to certain life insurance companies in connection with particular variable life insurance and/or variable annuity contracts they issue. The insurance companies invest in shares of the Portfolio in accordance with instructions received from owners of variable life insurance or variable annuity contracts.

This Prospectus must be accompanied by a current prospectus for the variable life insurance and/or variable annuity contract issued by your insurance company.

The Securities and Exchange Commission ("SEC") has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Contents

Portfolio Summary	INVESTMENT OBJECTIVE	1
	FEES AND EXPENSES OF THE PORTFOLIO	1
	PORTFOLIO TURNOVER	1
	PRINCIPAL INVESTMENT STRATEGIES	1
	PRINCIPAL RISKS	2
	PAST PERFORMANCE	3
	FUND MANAGEMENT	3
	PURCHASE AND SALE OF PORTFOLIO SHARES	3
	TAX INFORMATION	4
	PAYMENTS TO INSURANCE COMPANIES AND OTHER FINANCIAL INTERMEDIARIES	4
Portfolio Details	ADDITIONAL INFORMATION ABOUT THE PORTFOLIO'S INVESTMENT OBJECTIVE, STRATEGIES AND RISKS	5
	FUND MANAGEMENT	14
Shareholder Information	PURCHASES AND SALES OF PORTFOLIO SHARES	16
	FREQUENT PURCHASES AND REDEMPTIONS OF SHARES	16
	PRICING PORTFOLIO SHARES	17
	PLAN OF DISTRIBUTION	18
	DISTRIBUTIONS	18
	TAX CONSEQUENCES	18
	PORTFOLIO HOLDINGS INFORMATION	18
	ADDITIONAL INFORMATION	18
Financial Highlights		19

This Prospectus contains important information about the Limited Duration Portfolio and the Morgan Stanley Variable Investment Series. Please read it carefully and keep it for future reference.

Portfolio Summary

Investment Objective

The Portfolio seeks to provide a high level of current income, consistent with the preservation of capital.

Fees and Expenses of the Portfolio

The table below describes the fees and expenses that you may pay if you buy and hold Class Y shares of the Portfolio. Total Annual Portfolio Operating Expenses in the table and the Example below do not reflect the impact of any charges by your insurance company. If they did, expenses would be higher.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Advisory Fee	0.30%
Distribution (12b-1) Fee	0.25%
Other Expenses	0.45%
Total Annual Portfolio Operating Expenses	1.00%

Example

The example below is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio, your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expenses Over Time
1 Year	3 Years	5 Years	10 Years
$102	$318	$552	$1,225

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Total Annual Portfolio Operating Expenses or in the Example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 53% of the average value of its portfolio.

Principal Investment Strategies

The Portfolio will normally invest at least 65% of its assets in securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies and instrumentalities, investment grade mortgage-backed securities, and investment grade corporate and other types of bonds including asset-backed securities. In selecting portfolio investments to purchase or sell, the "Adviser," Morgan Stanley Investment Management Inc., considers both domestic and international economic developments, interest rate levels, the steepness of the yield curve and other factors, and seeks to maintain an overall average duration for the Portfolio's portfolio of three years or less.

The Portfolio may invest in securities of foreign issuers, including issuers located in emerging market or developing countries. Securities of such foreign issuers may be denominated in U.S. dollars or in currencies other than U.S. dollars. The Portfolio will limit its investments in non-U.S. dollar-denominated securities to 20% of the Portfolio's assets.

Certain of the securities in which the Portfolio may invest are mortgage-backed securities.The mortgage-backed securities in which the Portfolio may invest include mortgage pass-through securities, collateralized mortgage obligations ("CMOs"), stripped mortgage-backed securities ("SMBS") and inverse floating rate obligations ("inverse floaters"). In addition, the Portfolio may invest in to-be-announced pass-through mortgage securities, which settle on a delayed delivery basis ("TBAs"). The Portfolio may also invest in asset-backed securities. Asset-backed securities apply the securitization techniques used to develop mortgage-backed securities to a broad range of other assets. The Portfolio may also invest in restricted and illiquid securities.

The Portfolio may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. The Portfolio's use of derivatives may involve the purchase and sale of derivative instruments such as futures, options, swaps and other related instruments and techniques. The Portfolio may utilize foreign currency forward exchange contracts, which are also derivatives, in connection with its investments in foreign securities. These derivative instruments will be counted toward the Portfolio's 65% policy discussed above to the extent they have economic characteristics similar to the securities included within that policy.

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Principal Risks

There is no assurance that the Portfolio will achieve its investment objective and you can lose money investing in this Portfolio. The principal risks of investing in the Portfolio include:

•  Fixed-Income Securities. Fixed-income securities are subject to the risk of the issuer's inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). The historically low interest rate environment increases the risks associated with rising interest rates, including the potential for periods of volatility and increased redemptions. The Portfolio currently faces a heightened level of risk, especially since the Federal Reserve Board has begun tapering its quantitative easing program and may begin to raise rates. Securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. Lower rated fixed-income securities have greater volatility because there is less certainty that principal and interest payments will be made as scheduled.

•  U.S. Government Securities. The U.S. government securities in which the Portfolio invests can be subject to two types of risk: credit risk and interest rate risk. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. While the credit risk associated with U.S. government securities generally is considered to be minimal, the interest rate risk can be substantial. With respect to U.S. government securities that are not backed by the full faith and credit of the United States, there is the risk that the U.S. Government will not provide financial support to such U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

•  Mortgage-Backed Securities. Mortgage-backed securities entail prepayment risk, which generally increases during a period of falling interest rates. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of mortgage securities will increase and market price will decrease. Rates of prepayment, faster or slower than expected by the Adviser, could reduce the Portfolio's yield, increase the volatility of the Portfolio and/or cause a decline in net asset value ("NAV"). Certain mortgage-backed securities may be more volatile and less liquid than other traditional types of debt securities. In addition, an unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of a mortgage-backed security and could result in losses to the Portfolio. The risk of such defaults is generally higher in the case of mortgage pools that include subprime mortgages. In addition, the Portfolio may invest in TBAs, which settle on a delayed delivery basis. Investments in TBAs may give rise to a form of leverage and may cause the Portfolio's portfolio turnover rate to appear higher. Leverage may cause the Portfolio to be more volatile than if the Portfolio had not been leveraged.

•  CMOs. CMOs are comprised of various tranches, the expected cash flows of which have varying degrees of predictability as compared with the underlying mortgage loans or mortgage pass-through entities. The less predictable the cash flow, the higher the yield and the greater the risk. In addition, if the collateral securing CMOs or any third-party guarantees is insufficient to make payments, the Portfolio could sustain a loss.

•  SMBS. Investments in each class of SMBS are extremely sensitive to changes in interest rates. The interest-only or "IO" class tends to decrease in value substantially if interest rates decline and prepayment rates become more rapid. The principal-only or "PO" class tends to decrease in value substantially if interest rates increase and the rate of prepayment decreases. If the Portfolio invests in SMBS and interest rates move in a manner not anticipated by Portfolio management, it is possible that the Fund could lose all or substantially all of its investment.

•  Inverse Floaters. Inverse floating rate obligations are obligations which pay interest at rates that vary inversely with changes in market rates of interest. Because the interest rate paid to holders of such obligations is generally determined by subtracting a variable or floating rate from a predetermined amount, the interest rate paid to holders of such obligations will decrease as such variable or floating rate increases and increase as such variable or floating rate decreases.

•  Asset-Backed Securities. Asset-backed securities involve the risk that various federal and state consumer laws and other legal and economic factors may result in the collateral backing the securities being insufficient to support payment on the securities. Asset-backed securities also have certain risk characteristics similar to mortgage-backed securities.

•  Liquidity. The Portfolio's investments in restricted and illiquid securities may entail greater risk than investments in publicly traded securities. These securities may be more difficult to sell, particularly in times of market turmoil. Additionally, the market for certain investments deemed liquid at the time of purchase may become illiquid under adverse market or economic conditions. Illiquid securities may be more difficult to value. If the Portfolio is forced to sell an illiquid security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss.

•  Foreign and Emerging Market Securities. Investments in foreign markets entail special risks such as currency, political, economic and market risks. There also may be greater market volatility, less reliable financial information, higher transaction and custody costs, decreased market liquidity and less government and exchange regulation associated with investments in foreign markets. In addition, investments in certain foreign markets, which have historically been considered stable, may become more volatile and subject to increased risk due to ongoing developments and changing conditions in such markets. Moreover, the growing interconnectivity of global economies and financial markets has increased the probability that adverse developments and conditions in one country or

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region will affect the stability of economies and financial markets in other countries or regions. The risks of investing in emerging market countries are greater than risks associated with investments in foreign developed countries. In addition, the Portfolio's investments may be denominated in foreign currencies and therefore, to the extent unhedged, the value of the investment will fluctuate with the U.S. dollar exchange rates. To the extent hedged by the use of foreign currency forward exchange contracts, the precise matching of the foreign currency forward exchange contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. There is additional risk that such transactions reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken and that foreign currency forward exchange contracts create exposure to currencies in which the Portfolio's securities are not denominated. The use of foreign currency forward exchange contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract.

•  Derivatives. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the other party to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates and risks that the transactions may not be liquid. Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss.

Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Past Performance

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class Y shares from year-to-year and by showing how the average annual returns of the Portfolio's Class Y shares for the one, five and 10 year periods compare with those of a broad measure of market performance over time. This performance information does not include the impact of any charges deducted by your insurance company. If it did, returns would be lower. The Portfolio's past performance is not necessarily an indication of how the Portfolio will perform in the future.

Annual Total Returns—Calendar Years

High Quarter	6/30/09:	2.33%
Low Quarter	3/31/08:	–7.01%

Average Annual Total Returns For Periods Ended December 31, 2013

	Past 1 Year	Past 5 Years	Past 10 Years
Limited Duration Portfolio	0.09%	2.66%	0.60%
Barclays Capital U.S. Government/Credit Index (1-5 Year) (reflects no deduction for fees, expenses, or taxes)[1]	0.28%	2.86%	3.41%

(1)  The Barclays Capital U.S. Government/Credit Index (1-5 Year) tracks the performance of U.S. government and corporate obligations, including U.S. government agency and Treasury securities, and corporate and Yankee bonds with maturities of one to five years. It is not possible to invest directly in an index.

Fund Management

Adviser. Morgan Stanley Investment Management Inc.

Portfolio Managers. The Portfolio is managed by members of the Taxable Fixed Income team. Information about the members jointly and primarily responsible for the day-to-day management of the Portfolio is shown below:

Name	Title with Adviser	Date Began Managing Portfolio
Neil Stone	Managing Director	January 2011
Joseph Mehlman	Executive Director	May 2008
Divya Chhibba	Vice President	January 2013

Purchase and Sale of Portfolio Shares

This Prospectus offers Class Y shares of the the Limited Duration Portfolio. The Portfolio also offers Class X shares of the Portfolio through a separate prospectus. Class X shares are subject to different expenses. For eligibility information, contact your insurance company.

Portfolio shares will be sold at the next price calculated after we receive the redemption request on your behalf.

The Portfolio offers its shares only to insurance companies' separate accounts that insurance companies establish to fund variable life insurance and/or variable annuity contracts. An insurance company purchases or redeems shares of the Portfolio based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account

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3

investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments. The contract prospectus describes how contract owners may allocate, transfer and withdraw amounts to, and from, separate accounts.

For more information, please refer to the section of this Prospectus entitled "Shareholder Information—Purchases and Sales of Portfolio Shares."

Tax Information

Special tax rules apply to life insurance companies, variable annuity contracts and variable life insurance contracts. For information on federal income taxation of a life insurance company with respect to its receipt of distributions from the Portfolio and federal income taxation of owners of variable annuity or variable life insurance contracts, see the accompanying contract prospectus.

Payments to Insurance Companies and
Other Financial Intermediaries

If you purchase Portfolio shares through an insurance company or other financial intermediary (such as a bank), the Adviser and/or the Portfolio's "Distributor," Morgan Stanley Distribution, Inc., may pay the financial intermediary for the sale of Portfolio shares and related services. These payments, which may be significant in amount, may create a conflict of interest by influencing the insurance company or other financial intermediary and your salesperson to recommend one variable annuity contract over another or be a factor in an insurance company's decision to include the Portfolio as an underlying investment option in its variable insurance products. Ask your salesperson or visit your insurance company's or other financial intermediary's web site for more information.

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Portfolio Details

ADDITIONAL INFORMATION ABOUT THE PORTFOLIO'S INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

INVESTMENT OBJECTIVE

The Portfolio seeks to provide a high level of current income, consistent with the preservation of capital.

PRINCIPAL INVESTMENT STRATEGIES

INCOME

An investment objective having the goal of selecting securities to pay out income rather than rise in value.

The Portfolio will normally invest at least 65% of its assets in securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies and instrumentalities, investment grade mortgage-backed securities, and investment grade corporate and other types of bonds including asset-backed securities. In selecting portfolio investments to purchase or sell, the Adviser considers both domestic and international economic developments, interest rate levels, the steepness of the yield curve and other factors, and seeks to maintain an overall average duration for the Portfolio's portfolio of three years or less.

The Portfolio may also use derivative instruments as discussed below. These derivative instruments will be counted toward the Portfolio's 65% policy discussed above to the extent they have economic characteristics similar to the securities included within that policy.

Mortgage-Backed Securities. One type of mortgage-backed security in which the Portfolio may invest is a mortgage pass-through security. These securities represent a participation interest in a pool of residential mortgage loans originated by U.S. governmental or private lenders such as banks. They differ from conventional debt securities, which provide for periodic payment of interest in fixed amounts and principal payments at maturity or on specified call dates. Mortgage pass-through securities provide for monthly payments that are a "pass-through" of the monthly interest and principal payments made by the individual borrowers on the pooled mortgage loans. Mortgage pass-through securities may be collateralized by mortgages with fixed rates of interest or adjustable rates. These mortgage-backed securities may be in the form of TBAs, which are mortgage derivatives that settle on a delayed delivery basis.

Collateralized Mortgage Obligations. CMOs are debt obligations collateralized by mortgage loans or mortgage pass-through securities ("Mortgage Assets"). Payments of principal and interest on the Mortgage Assets and any reinvestment income are used to make payments on the CMOs. CMOs are issued in multiple classes. Each class has a fixed or floating coupon rate and a stated maturity or final distribution date. The principal and interest on the Mortgage Assets may be allocated among the classes in a number of different ways. Certain classes will, as a result of the allocation, have more predictable cash flows than others. As a general matter, the more predictable the cash flow, the lower the yield relative to other Mortgage Assets. The less predictable the cash flow, the higher the yield and the greater the risk. The Portfolio may invest in any class of CMOs.

Stripped Mortgage-Backed Securities. SMBS are derivative multi-class mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. Government, or by private originators. A common type of SMBS will have one class receiving some of the interest and most of the principal from the Mortgage Assets, while the other class receives most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or "IO" class), while the other class will receive all of the principal (the principal-only or "PO" class).

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Inverse Floaters. Inverse floating rate obligations are obligations which pay interest at rates that vary inversely with changes in market rates of interest. Because the interest rate paid to holders of such obligations is generally determined by subtracting a variable or floating rate from a predetermined amount, the interest rate paid to holders of such obligations will decrease as such variable or floating rate increases and increase as such variable or floating rate decreases.

Asset-Backed Securities. The Portfolio may invest in asset-backed securities. Asset-backed securities represent an interest in a pool of assets such as, but not limited to, automobile loans, credit card receivables, student loans or home equity (prime and subprime) loans that have been securitized in pass-through structures similar to mortgage-backed securities. These types of pass-through securities provide for monthly payments that are a "pass-through" of the monthly interest and principal payments made by the individual borrowers on the pooled receivables.

Restricted and Illiquid Securities. The Portfolio may purchase certain non-publicly traded "restricted" securities. These securities may include "Rule 144A" securities which are exempt from registration and may only be resold to qualified institutional buyers. The Portfolio may invest in illiquid securities, including restricted securities that are illiquid. The Portfolio may invest an unlimited amount in restricted securities that are considered by the Adviser to be liquid.

Foreign and Emerging Market Securities. The Portfolio may invest in securities of foreign issuers, including issuers located in emerging market or developing countries. Securities of such foreign issuers may be denominated in U.S. dollars or in currencies other than U.S. dollars. The Portfolio will limit its investments in non-U.S. dollar-denominated securities to 20% of the Portfolio's assets.

Derivatives. The Portfolio may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. The Portfolio's use of derivatives may involve the purchase and sale of derivative instruments such as futures, options, swaps and other related instruments and techniques. The Portfolio may also use foreign currency forward exchange contracts, which are also derivatives, in connection with its investments in foreign securities.

In pursuing the Portfolio's investment objective, the Adviser has considerable leeway in deciding which investments it buys, holds or sells on a day-to-day basis and which trading strategies it uses. For example, the Adviser in its discretion may determine to use some permitted trading strategies while not using others.

ADDITIONAL INVESTMENT STRATEGY INFORMATION

This section provides additional information relating to the Portfolio's investment strategies.

Other Investments. The Portfolio may invest in commercial mortgage-backed securities ("CMBS") and lower rated fixed-income securities.

CMBS. CMBS are generally multi-class or pass-through securities backed by a mortgage loan or a pool of mortgage loans secured by commercial property, such as industrial and warehouse properties, office buildings, retail space and shopping malls, multifamily properties and cooperative apartments. The commercial mortgage loans that underlie CMBS are generally not amortizing or not fully amortizing. That is, at their maturity date, repayment of their remaining principal balance or "balloon" is due and is repaid through the attainment of an additional loan or sale of the property. An extension of a final payment on commercial mortgages will increase the average life of the CMBS, generally resulting in a lower yield for discount bonds and a higher yield for premium bonds.

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Lower Rated Fixed-Income Securities ("Junk Bonds"). Up to 5% of the Portfolio's net assets may be invested in fixed-income securities rated below investment grade by Moody's Investors Service, Inc. ("Moody's) or Standard & Poor's Ratings Services, a division of The McGraw-Hill Companies, Inc. ("S&P"), or if unrated, are of comparable quality as determined by the Adviser (commonly known as "junk bonds").

Defensive Investing. The Portfolio may take temporary "defensive" positions in attempting to respond to adverse market economic, political or other conditions. The Portfolio may invest any amount of its assets in cash, cash equivalents or other fixed-income securities in a defensive posture that may be inconsistent with its principal investment strategies when the Adviser believes it advisable to do so.

Although taking a defensive posture is designed to protect the Portfolio from an anticipated market downturn, it could have the effect of reducing the benefit from any upswing in the market. When the Portfolio takes a defensive position, it may not achieve its investment objective.

* * *

The percentage limitations relating to the composition of the Portfolio apply at the time the Portfolio acquires an investment. Subsequent percentage changes that result from market fluctuations generally will not require the Portfolio to sell any portfolio security. However, the Portfolio may be required to reduce its borrowings, if any, in response to fluctuations in the value of such holdings. The Portfolio may change its principal investment strategies without shareholder approval; however, you would be notified of any changes.

PRINCIPAL RISKS

There is no assurance that the Portfolio will achieve its investment objective. The Portfolio's share price and yield will fluctuate with changes in the market value and/or yield of its portfolio securities. Neither the value nor the yield of the U.S. government securities that the Portfolio invests in (or the value or yield of the Portfolio's shares) is guaranteed by the U.S. Government. When you sell Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio.

Fixed-Income Securities. Fixed-income securities are subject to the risk of the issuer's inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). The historically low interest rate environment increases the risks associated with rising interest rates, including the potential for periods of volatility and increased redemptions. The Portfolio currently faces a heightened level of risk, especially since the Federal Reserve Board has begun tapering its quantitative easing program and may begin to raise rates. Securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. Zero coupon securities (which are purchased at a discount and generally accrue interest, but make no payments until maturity) are typically subject to greater price fluctuations than comparable securities that pay current interest. Lower rated fixed-income securities have greater volatility because there is less certainty that principal and interest payments will be made as scheduled.

U.S. Government Securities. The U.S. government securities in which the Portfolio invests can be subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. While the credit risk associated with U.S. government securities generally is considered to be minimal, the

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interest rate risk can be substantial. The Portfolio is not limited as to the maturities of the securities in which it may invest. Thus, a rise in the general level of interest rates may cause the price of the Portfolio's portfolio securities to fall substantially.

The U.S. government securities that the Portfolio may purchase include U.S. Treasury bills, notes and bonds, all of which are direct obligations of the U.S. Government. In addition, the Portfolio may purchase securities issued by agencies and instrumentalities of the U.S. Government which are backed by the full faith and credit of the United States. Among the agencies and instrumentalities issuing these obligations are the Government National Mortgage Association and the Federal Housing Administration. The Portfolio may also purchase securities issued by agencies and instrumentalities which are not backed by the full faith and credit of the United States but whose issuing agency or instrumentality has the right to borrow, to meet its obligations, from the U.S. Treasury. Among these agencies and instrumentalities are the Federal National Mortgage Association ("Fannie Mae"), the Federal Home Loan Mortgage Corporation ("Freddie Mac") and the Federal Home Loan Banks. In September 2008, the U.S. Treasury Department announced that the U.S. Government would be taking over Freddie Mac and Fannie Mae and placing the companies into a conservatorship. In addition, the U.S. Treasury announced additional steps that it intended to take with respect to the debt and mortgage-backed securities issued by Fannie Mae and Freddie Mac in order to support the conservatorship. Fannie Mae and Freddie Mac are continuing to operate as going concerns while in conservatorship and each remains liable for all of its respective obligations, including its guaranty obligations, associated with its mortgage-backed securities. No assurance can be given that these initiatives will be successful. Further, the Portfolio may purchase securities issued by agencies and instrumentalities, which are backed solely by the credit of the issuing agency or instrumentality. Among these agencies and instrumentalities is the Federal Farm Credit System. Because these securities are not backed by the full faith and credit of the United States there is a risk that the U.S. Government will not provide financial support to these agencies if it is not obligated to do so by law. The maximum potential liability of the issuers of some U.S. government securities held by the Fund may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future. The interest from U.S. government securities generally is not subject to state and local taxation.

Maturity and Duration. Traditionally, a debt security's term-to-maturity has been used as an indicator for the sensitivity of the security's price to changes in interest rates (which is the interest rate risk or volatility of the security). However, term-to-maturity measures only the time until a debt security provides its final payment, taking no account of the pattern of the security's payments prior to maturity.

Duration is a measure of the expected life of a fixed-income security that was developed as a more precise measure of interest rate sensitivity than term-to-maturity. A portfolio with a lower average duration generally should experience less price volatility in response to changes in interest rates than a portfolio with a higher average duration. Duration incorporates a bond's yield, coupon interest payments, final maturity and call features into one measure. Duration is one of the fundamental tools used by the Adviser in the selection of fixed-income securities.

Duration takes the length of the time intervals between the present time and the time that the interest and principal payments are scheduled or, in the case of a callable bond, expected to be received, and weights them by the present values of the cash to be received at each future point in time. For any fixed-income security with interest payments occurring prior to the payment of principal, duration is always less than maturity.

There are some situations where even the standard duration calculation does not properly reflect the interest rate exposure of a security. For example, floating and variable rate securities often have final maturities of ten or more years; however, their interest rate exposure corresponds to the frequency of the coupon reset. In these and other similar situations, the Adviser will use analytical techniques that incorporate the economic life of a security into the determination of its interest rate exposure.

Mortgage-Backed Securities. Mortgage-backed securities in which the Portfolio may invest have different risk characteristics than traditional debt securities. Although, generally, the value of fixed-income securities increases during periods of falling interest rates and decreases during periods of rising rates, this is not always the case with mortgage-backed securities.

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This is due to the fact that principal on underlying mortgages may be prepaid at any time as well as other factors. Generally, prepayments will increase during a period of falling interest rates and decrease during a period of rising interest rates. The rate of prepayments also may be influenced by economic and other factors. Prepayment risk includes the possibility that, as interest rates fall, securities with stated interest rates may have the principal prepaid earlier than expected, requiring the Portfolio to invest the proceeds at generally lower interest rates.

Investments in mortgage-backed securities are made based upon, among other things, expectations regarding the rate of prepayments on underlying mortgage pools. Rates of prepayment, faster or slower than expected by the Adviser, could reduce the Portfolio's yield, increase the volatility of the Portfolio and/or cause a decline in NAV. Certain mortgage-backed securities may be more volatile and less liquid than other traditional types of debt securities.

The Portfolio may invest in mortgage pass-through securities that are issued or guaranteed by the U.S. Government. These securities are either direct obligations of the U.S. Government or the issuing agency or instrumentality has the right to borrow from the U.S. Treasury to meet its obligations although the U.S. Treasury is not legally required to extend credit to the agency or instrumentality. Certain of the U.S. government securities purchased by the Portfolio are not backed by the full faith and credit of the United States and there is a risk that the U.S. Government will not provide financial support to these agencies if it is not obligated to do so by law. It is possible that these issuers will not have the funds to meet their payment obligations in the future.

To the extent the Portfolio invests in mortgage securities offered by non-governmental issuers, such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers, the Portfolio may be subject to additional risks. Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments in such pools. However, timely payment of interest and principal of these pools may be supported by various forms of private insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of intent. The insurance and guarantees are issued by governmental entities, private insurers and the mortgage poolers. There can be no assurance that the private insurers can meet their obligations under the insurance policies or guarantee arrangements.

Mortgage pools underlying mortgage securities offered by non-governmental issuers more frequently include second mortgages, high loan-to-value ratio mortgages and manufactured housing loans, in addition to commercial mortgages and other types of mortgages where a government or government-sponsored entity guarantee is not available. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of a mortgage-backed security and could result in losses to the Portfolio. The risk of such defaults is generally higher in the case of mortgage pools that include subprime mortgages. Subprime mortgages refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their mortgages. For these reasons, the loans underlying these securities have had in many cases higher default rates than those loans that meet government underwriting requirements. The risk of non-payment is greater for mortgage-related securities that are backed by loans that were originated under weak underwriting standards, including loans made to borrowers with limited means to make repayment. A level of risk exists for all loans, although, historically, the poorest performing loans have been those classified as subprime. Other types of privately issued mortgage-related securities, such as those classified as pay-option adjustable rate or Alt-A, have also performed poorly. Even loans classified as prime have experienced higher levels of delinquencies and defaults.

In addition, the Portfolio may invest in TBAs. Investments in TBAs may give rise to a form of leverage. Leverage may cause the Portfolio to be more volatile than if the Portfolio had not been leveraged. Further, TBAs may cause the Portfolio's portfolio turnover rate to appear higher.

Collateralized Mortgage Obligations. The principal and interest on the Mortgage Assets comprising a CMO may be allocated among the several classes of a CMO in many ways. The general goal in allocating cash flows on Mortgage Assets to the various classes of a CMO is to create certain tranches on which the expected cash flows have a higher degree of predictability

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than do the underlying Mortgage Assets. As a general matter, the more predictable the cash flow is on a particular CMO tranche, the lower the anticipated yield on that tranche at the time of issue will be relative to the prevailing market yields on the Mortgage Assets. As part of the process of creating more predictable cash flows on certain tranches of a CMO, one or more tranches generally must be created that absorb most of the changes in the cash flows on the underlying Mortgage Assets. The yields on these tranches are generally higher than prevailing market yields on other mortgage-related securities with similar average lives. Principal prepayments on the underlying Mortgage Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates. Because of the uncertainty of the cash flows on these tranches, the market prices and yields of these tranches are more volatile and may increase or decrease in value substantially with changes in interest rates and/or the rates of prepayment. Due to the possibility that prepayments (on home mortgages and other collateral) will alter the cash flow on CMOs, it is not possible to determine in advance the final maturity date or average life. Faster prepayment will shorten the average life and slower prepayments will lengthen it. In addition, if the collateral securing CMOs or any third-party guarantees is insufficient to make payments, the Portfolio could sustain a loss.

Stripped Mortgage-Backed Securities. Investments in each class of SMBS are extremely sensitive to changes in interest rates. IOs tend to decrease in value substantially if interest rates decline and prepayment rates become more rapid. POs tend to decrease in value substantially if interest rates increase and the rate of prepayment decreases. If the Portfolio invests in SMBS and interest rates move in a manner not anticipated by Portfolio management, it is possible that the Portfolio could lose all or substantially all of its investment.

Inverse Floaters. Like most other fixed-income securities, the value of inverse floaters will decrease as interest rates increase. They are more volatile, however, than most other fixed-income securities because the coupon rate on an inverse floater typically changes at a multiple of the change in the relevant index rate. Thus, any rise in the index rate (as a consequence of an increase in interest rates) causes a correspondingly greater drop in the coupon rate of an inverse floater while a drop in the index rate causes a correspondingly greater increase in the coupon rate of an inverse floater. Some inverse floaters may also increase or decrease substantially because of changes in the rate of prepayments.

Asset-Backed Securities. Asset-backed securities involve the risk that various federal and state consumer laws and other legal and economic factors may result in the collateral backing the securities being insufficient to support payment on the securities. Asset-backed securities also have certain risk characteristics similar to mortgage-backed securities. Like mortgage-backed securities, they generally decrease in value as a result of interest rate increases, but may benefit less than other fixed-income securities from declining interest rates, principally because of prepayments. Also, as in the case of mortgage-backed securities, prepayments generally increase during a period of declining interest rates, although other factors, such as changes in credit card use and payment patterns, may also influence prepayment rates.

Liquidity. The Portfolio's investments in restricted and illiquid securities may entail greater risk than investments in publicly traded securities. These securities may be more difficult to sell, particularly in times of market turmoil. Additionally, the market for certain investments deemed liquid at the time of purchase may become illiquid under adverse market or economic conditions. Illiquid securities may be more difficult to value. If the Portfolio is forced to sell an illiquid security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss.

Foreign and Emerging Market Securities. The Portfolio's investments in foreign securities involve risks that are in addition to the risks associated with domestic securities. One additional risk is currency risk. While the price of Portfolio shares is quoted in U.S. dollars, the Portfolio may convert U.S. dollars to a foreign market's local currency to purchase a security in that market. If the value of that local currency falls relative to the U.S. dollar, the U.S. dollar value of the foreign security will decrease. This is true even if the foreign security's local price remains unchanged.

Foreign securities also have risks related to economic and political developments abroad, including expropriations, confiscatory taxation, exchange control regulation, limitations on the use or transfer of Portfolio assets and any effects of foreign social,

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economic or political instability. Foreign companies, in general, are not subject to the regulatory requirements of U.S. companies and, as such, there may be less publicly available information about these companies. Moreover, foreign accounting, auditing and financial reporting standards generally are different from those applicable to U.S. companies. Finally, in the event of a default of any foreign debt obligations, it may be more difficult for the Fund to obtain or enforce a judgment against the issuers of the securities.

Securities of foreign issuers may be less liquid than comparable securities of U.S. issuers and, as such, their price changes may be more volatile. In addition, the prices of such securities may be susceptible to influence by large traders, due to the limited size of many foreign securities markets. Moreover, investments in certain foreign markets, which have historically been considered stable, may become more volatile and subject to increased risk due to ongoing developments and changing conditions in such markets. Also, the growing interconnectivity of global economies and financial markets has increased the probability that adverse developments and conditions in one country or region will affect the stability of economies and financial markets in other countries or regions. Furthermore, foreign exchanges and broker-dealers are generally subject to less government and exchange scrutiny and regulation than their U.S. counterparts. In addition, differences in clearance and settlement procedures in foreign markets may cause delays in settlement of the Portfolio's trades effected in those markets and could result in losses to the Portfolio due to subsequent declines in the value of the securities subject to the trades.

Investing in foreign sovereign debt securities will expose the Portfolio to the direct or indirect consequences of political, social or economic changes in the countries that issue the securities. Investments in sovereign debt are subject to the risk that a government entity may delay or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position to its economy or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting on a sovereign debt that a government does not pay or bankruptcy proceeding by which all or part of the sovereign debt that a government entity has not repaid may be collected.

The foreign securities in which the Portfolio may invest may be issued by issuers located in emerging market or developing countries. Compared to the United States and other developed countries, emerging market or developing countries may have relatively unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Securities issued by companies located in these countries tend to be especially volatile and may be less liquid than securities traded in developed countries. In the past, securities in these countries have been characterized by greater potential loss than securities of companies located in developed countries.

Depositary receipts involve many of the same risks as those associated with direct investment in foreign securities. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities.

Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, entities and/or individuals, changes in international trading patterns, trade barriers, and other protectionist or retaliatory measures. Economic sanctions could, among other things, effectively restrict or eliminate the Portfolio's ability to purchase or sell securities or groups of securities for a substantial period of time, and may make the Portfolio's investments in such securities harder to value. International trade barriers or economic sanctions against foreign countries, organizations, entities and/or individuals, may adversely affect the Portfolio's foreign holdings or exposures. Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets, or the imposition of punitive taxes. Governmental actions can have a significant effect on the economic conditions in foreign countries, which also may adversely affect the value and liquidity of the Portfolio's investments. For example, the

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governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain sectors or industries. In addition, a foreign government may limit or cause delay in the convertibility or repatriation of its currency which would adversely affect the U.S. dollar value and/or liquidity of investments denominated in that currency. Any of these actions could severely affect security prices, impair the Portfolio's ability to purchase or sell foreign securities or transfer the Portfolio's assets back into the U.S., or otherwise adversely affect the Portfolio's operations. Certain foreign investments may become less liquid in response to market developments or adverse investor perceptions, or become illiquid after purchase by the Portfolio, particularly during periods of market turmoil. Certain foreign investments may become illiquid when, for instance, there are few, if any, interested buyers and sellers or when dealers are unwilling to make a market for certain securities. When the Portfolio holds illiquid investments, its portfolio may be harder to value.

In connection with its investments in foreign securities, the Portfolio also may enter into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date. A foreign currency forward exchange contract is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Foreign currency forward exchange contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. In addition, the Portfolio may use cross currency hedging or proxy hedging with respect to currencies in which the Portfolio has or expects to have portfolio or currency exposure. Cross currency hedges involve the sale of one currency against the positive exposure to a different currency and may be used for hedging purposes or to establish an active exposure to the exchange rate between any two currencies. To the extent hedged by the use of foreign currency forward exchange contracts, the precise matching of the foreign currency forward exchange contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. Furthermore, such transactions reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is additional risk to the extent that foreign currency forward exchange contracts create exposure to currencies in which the Portfolio's securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Portfolio than if it had not entered into such contracts. The use of foreign currency forward exchange contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract.

Derivatives. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable SEC rules and regulations, or may cause the Portfolio to be more volatile than if the Portfolio had not been leveraged. Although the Adviser seeks to use derivatives to further the Portfolio's investment objective, there is no assurance that the use of derivatives will achieve this result.

The derivative instruments and techniques that the Portfolio may use include:

Futures. A futures contract is a standardized, exchange-traded agreement to buy or sell a specific quantity of an underlying asset, reference rate or index at a specific price at a specific future time. The value of a futures contract tends to increase and decrease

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in tandem with the value of the underlying instrument. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures contracts can be highly volatile, using futures contracts can lower total return, and the potential loss from futures contracts can exceed the Portfolio's initial investment in such contracts. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time. There is also the risk of loss by the Portfolio of margin deposits in the event of bankruptcy of a broker with whom the Portfolio has open positions in the futures contract.

Options. If the Portfolio buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or futures contract on the underlying instrument at an agreed-upon price typically in exchange for a premium paid by the Portfolio. If the Portfolio sells an option, it sells to another person the right to buy from or sell to the Portfolio a specific amount of the underlying instrument or futures contract on the underlying instrument at an agreed-upon price typically in exchange for a premium received by the Portfolio. When options are purchased over-the-counter ("OTC"), the Portfolio bears the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. Options may also be illiquid and the Portfolio may have difficulty closing out its position. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well-conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

Swaps. The Portfolio may enter into OTC swap contracts or cleared swap transactions. An OTC swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indices, reference rates, currencies or other instruments. Typically swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Portfolio's obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each party. Cleared swap transactions held may reduce counterparty credit risk. In a cleared swap, the Portfolio's ultimate counterparty is a clearinghouse rather than a bank, dealer or other financial institution. OTC swap agreements are not entered into or traded on exchanges and often there is no central clearing or guaranty function for swaps. These OTC swaps are often subject to credit risk or the risk of default or non-performance by the counterparty. Both OTC and cleared swaps could result in losses if interest rate or foreign currency exchange rate or credit quality changes are not correctly anticipated by the Portfolio or if the reference index, security or investments do not perform as expected. The Portfolio's use of swaps may include those based on the credit of an underlying security, commonly referred to as "credit default swaps." Where the Portfolio is the buyer of a credit default swap contract, it would typically be entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract only in the event of a default or similar event by the issuer of the debt obligation. If no default occurs, the Portfolio would have paid to the counterparty a periodic stream of payments over the term of the contract and received no benefit from the contract. When the Portfolio is the seller of a credit default swap contract, it typically receives the stream of payments but is obligated to pay an amount equal to the par (or other agreed-upon) value of a referenced debt obligation upon the default or similar event by the issuer of the referenced debt obligation. The Dodd-Frank Wall Street Reform and Consumer Protection Act and related regulatory developments require the clearing and exchange-trading of certain standardized swap transactions. Mandatory exchange-trading and clearing is occurring on a phased-in basis.

Other Risks. The performance of the Portfolio also will depend on whether or not the Adviser is successful in applying the Portfolio's investment strategies. The Portfolio is also subject to other risks from its permissible investments, including the risks

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associated with its investments in CMBS and lower rated fixed-income securities. For more information about these risks, see the section of this Prospectus entitled "Additional Risk Information" below.

ADDITIONAL RISK INFORMATION

This section provides additional information relating to the risks of investing in the Portfolio.

CMBS. CMBS are subject to credit risk and prepayment risk. Although prepayment risk is present, it is of a lesser degree in the CMBS than in the residential mortgage market; commercial real estate property loans often contain provisions which substantially reduce the likelihood that such securities will be prepaid (e.g., significant prepayment penalties on loans and, in some cases, prohibition on principal payments for several years following origination).

Lower Rated Fixed-Income Securities ("Junk Bonds"). The Portfolio's investments in fixed-income securities rated lower than investment grade or, if unrated, determined to be comparable quality by the Adviser, otherwise known as "junk bonds," pose significant risks. Junk bonds may be issued by companies that are restructuring, are smaller and less creditworthy or are more highly indebted than other companies, and therefore they may have more difficulty making scheduled payments of principal and interest. The prices of junk bonds are likely to be more sensitive to adverse economic changes or individual corporate developments than higher-rated securities. During an economic downturn or substantial period of rising interest rates, junk bond issuers and, in particular, highly leveraged issuers may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet their projected business goals or to obtain additional financing. An economic downturn affecting an issuer of high yield securities may result in an increased incidence of default. In the event of a default, the Portfolio may incur additional expenses to seek recovery. The secondary market for junk bonds may be less liquid than the markets for higher quality securities and, as such, may have an adverse effect on the market prices of certain securities.

FUND MANAGEMENT

MORGAN STANLEY INVESTMENT MANAGEMENT INC.

The Adviser, together with its affiliated asset management companies, had approximately $373 billion in assets under management or supervision as of December 31, 2013.

The Fund has retained the Adviser—Morgan Stanley Investment Management Inc.—to provide investment advisory services. The Adviser is a wholly-owned subsidiary of Morgan Stanley (NYSE: "MS"), a preeminent global financial services firm engaged in securities trading and brokerage activities, as well as providing investment banking, research and analysis, financing and financial advisory services. The Adviser's address is 522 Fifth Avenue, New York, NY 10036.

The Portfolio is managed by members of the Taxable Fixed Income team. The team consists of portfolio managers and analysts. Current members of the team jointly and primarily responsible for the day-to-day management of the Portfolio are Neil Stone, Joseph Mehlman and Divya Chhibba.

Mr. Stone has been associated with the Adviser in an investment management capacity since 1995. Mr. Mehlman has been associated with the Adviser in an investment management capacity since 2002. Ms. Chhibba has been associated with the Adviser in an investment capacity since 2005.

All team members are responsible for the execution of the overall strategy of the Portfolio.

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The Fund's Statement of Additional Information ("SAI") provides additional information about the portfolio managers' compensation structure, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the Portfolio.

The composition of the team may change from time to time.

The Portfolio pays the Adviser a monthly advisory fee as full compensation for the services and facilities furnished to the Portfolio, and for Portfolio expenses assumed by the Adviser. The fee is based on the Portfolio's average daily net assets. For the fiscal year ended December 31, 2013, the Portfolio paid total investment advisory compensation (net of affiliated rebates, if applicable) amounting to 0.30% of the Portfolio's average daily net assets.

A discussion regarding the Board of Trustees' approval of the investment advisory agreement is available in the Fund's Semi-Annual Report to Shareholders for the period ended June 30, 2013.

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Shareholder Information

PURCHASES AND SALES OF PORTFOLIO SHARES

Shares are offered on each day that the New York Stock Exchange ("NYSE") is open for business. The Portfolio offers its shares only to insurance company separate accounts that insurance companies establish to fund variable life insurance and/or variable annuity contracts. An insurance company purchases or redeems shares of the Portfolio based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments. The contract prospectus describes how contract owners may allocate, transfer and withdraw amounts to and from separate accounts.

The Portfolio currently does not foresee any disadvantages to variable product contract owners arising out of the fact that the Portfolio offers its shares to separate accounts of various insurance companies that offer variable life insurance and/or variable annuity products. Nevertheless, the Board of Trustees that oversees the Portfolio intends to monitor events to identify any material irreconcilable conflicts that may arise due to these arrangements and to determine what action, if any, should be taken in response.

If the Adviser determines that it is in the best interest of the Portfolio not to pay redemption proceeds in cash, and subject to applicable agreements with life insurance companies and other qualified investors, the Portfolio may pay a portion or all of a redemption by distributing securities held by the Portfolio. Such in-kind securities may be illiquid and difficult or impossible to sell at a time and at a price that a shareholder would like. In addition, shareholders receiving distributions in-kind may incur brokerage costs when subsequently selling shares of those securities.

FREQUENT PURCHASES AND REDEMPTIONS OF SHARES

Frequent purchases and redemptions of shares pursuant to the instructions of insurance company contract owners are referred to as "market-timing" or "short-term trading" and may present risks for other contract owners with long-term interests in the Portfolio, which may include, among other things, dilution in the value of Portfolio shares indirectly held by contract owners with long-term interests in the Portfolio, interference with the efficient management of the Portfolio, increased brokerage and administrative costs, and forcing the Portfolio to hold excess levels of cash.

In addition, the Portfolio is subject to the risk that market-timers and/or short-term traders may take advantage of time zone differences between the foreign markets on which the Portfolio's securities trade and the time the Portfolio's NAV is calculated ("time-zone arbitrage"). For example, a market-timer may submit instructions for the purchase of shares of the Portfolio based on events occurring after foreign market closing prices are established, but before the Portfolio's NAV calculation, that are likely to result in higher prices in foreign markets the following day. The market-timer would submit instructions to redeem the Portfolio's shares the next day, when the Portfolio's share price would reflect the increased prices in foreign markets for a quick profit at the expense of contract owners or participants with long-term interests in the Portfolio.

Investments in other types of securities also may be susceptible to short-term trading strategies. These investments include securities that are, among other things, thinly traded, traded infrequently, or relatively illiquid, which have the risk that the current market price for the securities may not accurately reflect current market values. A contract owner may seek to engage in short-term trading to take advantage of these pricing differences (referred to as "price-arbitrage"). Investments in certain fixed-income securities, such as junk bonds, may be adversely affected by price arbitrage trading strategies.

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The Portfolio's policies with respect to valuing portfolio securities are described in the section of this Prospectus entitled "Shareholder Information—Pricing Portfolio Shares" below.

The Fund's Board of Trustees has adopted policies and procedures to discourage frequent purchases and redemptions of Portfolio shares by Portfolio shareholders. Insurance companies generally do not provide specific contract owner transaction instructions to the Portfolio on an ongoing basis. Therefore, to some extent, the Portfolio relies on the insurance companies to monitor frequent short-term trading by contract owners. However, the Portfolio or the Distributor has entered into agreements with insurance companies whereby the insurance companies are required to provide certain contract owner identification and transaction information upon the Portfolio's request. The Portfolio may use this information to help identify and prevent market-timing activity in the Portfolio. There can be no assurance that the Portfolio will be able to identify or prevent all market-timing activity.

If the Portfolio identifies suspected market-timing activity, the insurance company will be contacted and asked to take steps to prevent further market-timing activity (e.g., sending warning letters or blocking frequent trading by underlying contract owners). Insurance companies may be prohibited by the terms of the underlying insurance contract from restricting short-term trading of mutual fund shares by contract owners, thereby limiting the ability of such insurance company to implement remedial steps to prevent market-timing activity in the Portfolio. If the insurance company is unwilling or unable to take remedial steps to discourage or prevent frequent trading, or does not take action promptly, certain contract owners may be able to engage in frequent trading to the detriment of contract owners with long-term interests in the Portfolio. If the insurance company refuses to take remedial action, or takes action that the Portfolio deems insufficient, a determination will be made whether it is appropriate to terminate the relationship with such insurance company.

PRICING PORTFOLIO SHARES

The price of Portfolio shares, called NAV, is based on the value of its portfolio securities.

The NAV per share of the Portfolio is calculated once daily at the NYSE close (normally 4:00 p.m. Eastern time) on each day that the NYSE is open. Shares will not be priced on days that the NYSE is closed. The Portfolio may, however, elect to remain open and price its shares on days when the NYSE is closed but the primary securities markets on which the Portfolio's securities trade remain open.

The value of the Portfolio's securities is based on the securities' market price when available. When a market price is not readily available, including circumstances under which the Adviser determines that a security's market price is not accurate, a portfolio security is valued at its fair value, as determined under procedures established by the Fund's Board of Trustees.

In addition, with respect to securities that primarily are listed on foreign exchanges, when an event occurs after the close of such exchanges that is likely to have changed the value of the securities (e.g., a percentage change in value of one or more U.S. securities indices in excess of specified thresholds), such securities will be valued at their fair value, as determined under procedures established by the Fund's Board of Trustees. Securities also may be fair valued in the event of a significant development affecting a country or region or an issuer-specific development, which is likely to have changed the value of the security. In these cases, the Portfolio's NAV will reflect certain portfolio securities' fair value rather than their market price. Fair value pricing involves subjective judgment and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security. With respect to securities that are primarily listed on foreign exchanges, the value of the Portfolio's securities may change on days when shareholders will not be able to purchase or sell their shares.

To the extent the Portfolio invests in open-end management companies that are registered under the Investment Company Act of 1940, as amended (the "Investment Company Act"), the Portfolio's NAV is calculated based upon the NAV of such funds. The prospectuses for such funds explain the circumstances under which they will use fair value pricing and its effects.

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An exception to the general policy of using market prices concerns the Portfolio's short-term debt portfolio securities. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost. However, if the cost does not reflect the securities' market value, these securities will be valued at their fair value.

PLAN OF DISTRIBUTION

The Fund has adopted a Plan of Distribution for the Portfolio in accordance with Rule 12b-1 under the Investment Company Act of 1940. Class Y shares are subject to a distribution (12b-1) fee of 0.25% of the average daily net assets of the Class. The Plan allows Class Y shares of the Portfolio to bear distribution fees in connection with the sale and distribution of Class Y shares. It also allows the Portfolio to pay for services to Class Y shareholders. Because these fees are paid out of the assets of the Portfolio's Class Y shares on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

DISTRIBUTIONS

The Portfolio passes substantially all of its earnings from income and capital gains along to its investors as "distributions." The Portfolio earns interest from fixed-income investments. These amounts are passed along to Portfolio shareholders as "income dividend distributions." The Portfolio realizes capital gains whenever it sells securities for a higher price than it paid for them. These amounts may be passed along as "capital gains distributions."

Dividends from net investment income and capital gains distributions, if any, are declared and paid at least once per year.

TAX CONSEQUENCES

For information concerning the federal income tax consequences to holders of the underlying variable annuity or variable life insurance contracts, see the accompanying contract prospectus.

PORTFOLIO HOLDINGS INFORMATION

A description of the Fund's policies and procedures with respect to the disclosure of the Portfolio's securities is available in the Fund's SAI.

ADDITIONAL INFORMATION

The Adviser and/or Distributor may pay compensation (out of their own funds and not as an expense of the Portfolio) to certain insurance companies or their affiliates, in connection with various fund-related administrative services that the insurance companies provide in connection with the issuance of their variable annuity contracts. Such compensation may be significant in amount and the prospect of receiving any such additional compensation may provide such insurance companies with an incentive to favor shares of the Portfolio as an underlying investment choice for its separate accounts over other investment options. For more information, please see the Fund's SAI.

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Financial Highlights

The financial highlights table is intended to help you understand the financial performance of the Portfolio's Class Y shares for the past five years. Certain information reflects financial results for a single Portfolio share throughout each period. The total returns in the table represent the rate an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). The ratio of expenses to average net assets listed in the table below is based on the average net assets of the Portfolio for each of the periods listed in the table. To the extent that the Portfolio's average net assets decrease over the Portfolio's next fiscal year, such expense ratios can be expected to increase, potentially significantly, because certain fixed costs will be spread over a smaller amount of assets.

This information for the years ended December 31, 2013, December 31, 2012 and December 31, 2011 has been audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the Portfolio's financial statements, is incorporated by reference in the SAI from the Fund's annual report, which is available upon request. The financial highlights for each of the years in the two-year period ended December 31, 2010 have been audited by another independent registered public accounting firm.

Further information about the performance of the Portfolio is contained in its annual report to shareholders. See the accompanying contract prospectus for either the variable annuity or the variable life contract issued by your insurance company for a description of charges which are applicable thereto. These charges are not reflected in the financial highlights below. Inclusion of any of these charges would reduce the total return figures for all periods shown.

For the Year Ended December 31,	2013		2012		2011		2010^		2009^
Selected Per Share Data:
Net asset value beginning of period	$7.69		$7.67		$7.72		$7.81		$7.73
Net investment income(a)	0.08		0.10		0.15		0.16		0.18
Net realized and unrealized gain (loss)	(0.07)		0.13		0.04		0.01		0.24
Total from investment operations	0.01		0.23		0.19		0.17		0.42
Dividends to shareholders	(0.18)		(0.21)		(0.24)		(0.26)		(0.34)
Net asset value end of period	$7.52		$7.69		$7.67		$7.72		$7.81
Total Return(b)	0.09%		3.05%		2.45%		2.22%		5.56%
Ratio to Average Net Assets:(c)
Expenses	1.00	%(d)	0.88	%(d)	0.85	%(d)	0.80	%(d)	0.74	%(d)
Net investment income	1.02	%(d)	1.27	%(d)	1.90	%(d)	2.00	%(d)	2.36	%(d)
Rebate from Morgan Stanley affiliate	0.00	%(e)	0.00	%(e)	0.00	%(e)	0.00	%(e)	0.00	%(e)
Supplemental Data:
Net assets end of period (000's)	$32,974		$38,736		$44,085		$53,760		$60,753
Portfolio turnover rate	53%		58%		45%		88%		105%

^  Beginning with the year ended December 31, 2011, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

(a)  The per share amounts were computed using an average number of shares outstanding during the period.

(b)  Calculated based on the net asset value as of the last business day of the period. Performance shown does not reflect fees and expenses imposed by your insurance company. If performance information included the effect of these additional charges, the total returns would be lower.

(c)  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

(d)  The ratios reflect the rebate of certain Portfolio expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

(e)  Amount is less than 0.005%.

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Morgan Stanley Variable Investment Series

  ADDITIONAL INFORMATION ABOUT THE PORTFOLIO'S INVESTMENTS is available in the Fund's Annual and Semi-Annual Reports to Shareholders. In the Fund's Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during its last fiscal year. The Fund's Statement of Additional Information also provides additional information about the Portfolio. The Statement of Additional Information is incorporated herein by reference (legally is part of this Prospectus). For a free copy of the Fund's Annual Report, Semi-Annual Report or Statement of Additional Information, to request information about the Portfolio or to make shareholder inquiries, please call toll-free (800) 548-7786. Free copies of these documents are also available from our Internet site at: www.morganstanley.com/im.

  YOU ALSO MAY OBTAIN INFORMATION ABOUT THE FUND BY CALLING your Morgan Stanley Financial Advisor or by visiting our Internet site.

  INFORMATION ABOUT THE FUND (including the Statement of Additional Information) can be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. Shareholder reports and other information about the Fund and the Portfolio are available on the EDGAR Database on the SEC's Internet site at: http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-1520.

(THE FUND'S INVESTMENT COMPANY ACT FILE NO. IS 811-3692)

PROSPECTUS ■ MAY 1, 2014

VARIABLE INVESTMENT SERIES

THE MONEY MARKET PORTFOLIO

Class Y

Morgan Stanley Variable Investment Series is a mutual fund comprised of five separate portfolios, each with its own distinct investment objective(s) and policies. In this Prospectus, shares of the Money Market Portfolio (the "Portfolio") are being offered.

Shares of the Portfolio are sold exclusively to certain life insurance companies in connection with particular variable life insurance and/or variable annuity contracts they issue. The insurance companies invest in shares of the Portfolio in accordance with instructions received from owners of variable life insurance or variable annuity contracts.

This Prospectus must be accompanied by a current prospectus for the variable life insurance and/or variable annuity contract issued by your insurance company.

The Securities and Exchange Commission ("SEC") has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Contents

Portfolio Summary	INVESTMENT OBJECTIVES	1
	FEES AND EXPENSES OF THE PORTFOLIO	1
	PRINCIPAL INVESTMENT STRATEGIES	1
	PRINCIPAL RISKS	1
	PAST PERFORMANCE	2
	FUND MANAGEMENT	2
	PURCHASE AND SALE OF PORTFOLIO SHARES	2
	TAX INFORMATION	2
	PAYMENTS TO INSURANCE COMPANIES AND OTHER FINANCIAL INTERMEDIARIES	2
Portfolio Details	ADDITIONAL INFORMATION ABOUT THE PORTFOLIO'S INVESTMENT OBJECTIVES, STRATEGIES AND RISKS	3
	FUND MANAGEMENT	5
Shareholder Information	PURCHASES AND SALES OF PORTFOLIO SHARES	6
	FREQUENT PURCHASES AND REDEMPTIONS OF SHARES	6
	PRICING PORTFOLIO SHARES	6
	PLAN OF DISTRIBUTION	6
	DISTRIBUTIONS	7
	TAX CONSEQUENCES	7
	PORTFOLIO HOLDINGS INFORMATION	7
	ADDITIONAL INFORMATION	7
Financial Highlights		8

This Prospectus contains important information about the Money Market Portfolio and the Morgan Stanley Variable Investment Series. Please read it carefully and keep it for future reference.

Portfolio Summary

Investment Objectives

The Portfolio seeks high current income, preservation of capital and liquidity.

Fees and Expenses of the Portfolio

The table below describes the fees and expenses that you may pay if you buy and hold Class Y shares of the Portfolio. Total Annual Portfolio Operating Expenses in the table and the Example below do not reflect the impact of any charges by your insurance company. If they did, expenses would be higher.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Advisory Fee	0.45%
Distribution (12b-1) Fee	0.25%
Other Expenses	0.21%
Total Annual Portfolio Operating Expenses*	0.91%
Fee Waiver and/or Expense Reimbursement*	0.72%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement*	0.19%

Example

The example below is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio, your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expenses Over Time
1 Year	3 Years	5 Years	10 Years
$19	$61	$107	$243

*  The Portfolio's "Distributor," Morgan Stanley Distribution, Inc., and "Adviser" and "Administrator," Morgan Stanley Investment Management Inc., have agreed to waive and/or reimburse all or a portion of the Portfolio's distribution fee, advisory fee and administration fee, respectively, to the extent that total expenses exceed total income on a daily basis. These fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund's Board of Trustees acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

Principal Investment Strategies

The Portfolio seeks to maintain a stable net asset value ("NAV") of $1.00 per share by investing in high quality, short-term debt obligations. The Portfolio's money market investments may include commercial paper, corporate obligations, debt obligations of U.S. regulated banks (including U.S. branches and subsidiaries of foreign banks) and instruments secured by those obligations (these investments include certificates of deposit), certificates of deposit of savings banks and savings and loan organizations, debt obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies and instrumentalities, U.S. dollar-denominated foreign bank obligations, asset-backed securities and repurchase agreements. The Portfolio may also invest in municipal obligations.

Principal Risks

There is no assurance that the Portfolio will achieve its investment objectives. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, if it is unable to do so, it is possible to lose money by investing in the Portfolio. The principal risks of investing in the Portfolio include:

• Credit and Interest Rate. Credit risk refers to the possibility that the issuer or guarantor of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates.

• U.S. Government Securities. The U.S. government securities in which the Portfolio invests can be subject to two types of risk: credit risk and interest rate risk. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. With respect to U.S. government securities that are not backed by the full faith and credit of the United States, there is the risk that the U.S. Government will not provide financial support to such U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

• Money Market Fund Regulation. The SEC and other government agencies continue to review the regulation of money market funds. As of the date of this Prospectus, the SEC has proposed changes to the rules that govern money market funds. Legislative developments may also affect money market funds. These changes and developments, if implemented, may affect the investment strategies, performance, yield, operating expenses and continued viability of the Portfolio.

• Asset-Backed Securities. Asset-backed securities involve the risk that various federal and state consumer laws and other legal and economic factors may result in the collateral backing the

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1

securities being insufficient to support payment on the securities. Some asset-backed securities may also entail prepayment risk, which may vary depending on the type of asset.

• Foreign Money Market Securities. Investing in money market securities of foreign issuers involves some additional risks, including the possibility of adverse political, economic or other developments affecting the issuers of these securities.

•  Repurchase Agreements. Repurchase agreements are subject to risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio's right to control the collateral and result in certain costs and delays. Repurchase agreements may involve a greater degree of credit risk than investments in U.S. government securities.

•  Municipal Obligations. To the extent the Portfolio invests in municipal obligations issued by state and local governments and their agencies, the Portfolio may be susceptible to political, economic, regulatory or other factors affecting issuers of these municipal obligations.

Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Past Performance

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class Y shares from year-to-year and by showing the average annual returns of the Portfolio's Class Y shares for the one, five and 10 year periods. This performance information does not include the impact of any charges deducted by your insurance company. If it did, returns would be lower. The Portfolio's past performance is not necessarily an indication of how the Portfolio will perform in the future.

Annual Total Returns—Calendar Years

High Quarter	9/30/07:	1.15%
Low Quarter	6/30/09:	0.00%

Average Annual Total Returns For Periods Ended December 31, 2013

	Past 1 Year	Past 5 Years	Past 10 Years
Money Market Portfolio	0.01%	0.01%	1.43%

Fund Management

Adviser. Morgan Stanley Investment Management Inc.

Purchase and Sale of Portfolio Shares

This Prospectus offers Class Y shares of the Money Market Portfolio. The Portfolio also offers Class X shares of the Portfolio through a separate prospectus. Class X shares are subject to different expenses. For eligibility information, contact your insurance company.

Portfolio shares will be sold at the next price calculated after we receive the redemption request on your behalf.

The Portfolio offers its shares only to insurance companies' separate accounts that insurance companies establish to fund variable life insurance and/or variable annuity contracts. An insurance company purchases or redeems shares of the Portfolio based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments. The contract prospectus describes how contract owners may allocate, transfer and withdraw amounts to, and from, separate accounts.

For more information, please refer to the section of this Prospectus entitled "Shareholder Information—Purchases and Sales of Portfolio Shares."

Tax Information

Special tax rules apply to life insurance companies, variable annuity contracts and variable life insurance contracts. For information on federal income taxation of a life insurance company with respect to its receipt of distributions from the Portfolio and federal income taxation of owners of variable annuity or variable life insurance contracts, see the accompanying contract prospectus.

Payments to Insurance Companies and Other Financial Intermediaries

If you purchase Portfolio shares through an insurance company or other financial intermediary (such as a bank), the Adviser and/or the Distributor may pay the financial intermediary for the sale of Portfolio shares and related services. These payments, which may be significant in amount, may create a conflict of interest by influencing the insurance company or other financial intermediary and your salesperson to recommend one variable annuity contract over another or be a factor in an insurance company's decision to include the Portfolio as an underlying investment option in its variable insurance products. Ask your salesperson or visit your insurance company's or other financial intermediary's web site for more information.

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Portfolio Details

ADDITIONAL INFORMATION ABOUT THE PORTFOLIO'S INVESTMENT OBJECTIVES, STRATEGIES AND RISKS

INVESTMENT OBJECTIVES

The Portfolio seeks high current income, preservation of capital and liquidity.

PRINCIPAL INVESTMENT STRATEGIES

MONEY MARKET

A portfolio having the goal of selecting securities to provide current income while seeking to maintain a stable share price of $1.00.

YIELD

The Portfolio's yield reflects the actual income the Portfolio pays to you expressed as a percentage of the Portfolio share price. Because the Portfolio's income from its portfolio securities will fluctuate, the income it in turn distributes to you and the Portfolio's yield will vary.

The Portfolio invests in high quality, short-term debt obligations. In selecting investments, the Adviser seeks to maintain the Portfolio's share price at $1.00. A mutual fund's share price remaining stable at $1.00 means that the fund would preserve the principal value of the shareholders' investments.

The Portfolio's investments include the following money market instruments:

■  commercial paper;

■  corporate obligations;

■  debt obligations of U.S. regulated banks (including U.S. branches and subsidiaries of foreign banks) and instruments secured by those obligations. These investments include certificates of deposit;

■  debt obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies and its instrumentalities;

■  U.S. dollar-denominated money market instruments and other short-term obligations issued by foreign banks;

■  asset-backed securities;

■  repurchase agreements; and

■  municipal obligations.

The Portfolio may purchase debt obligations that have fixed, variable or floating rates of interest. The interest rates payable on variable rate or floating rate obligations may fluctuate based upon changes in market rates.

Repurchase agreements are fixed-income securities in the form of agreements backed by collateral. These agreements typically involve the acquisition by the Portfolio of securities from the selling institution (such as a bank or a broker-dealer), coupled with the agreement that the selling institution will repurchase the underlying securities at a specified price and at a fixed time in the future (or on demand, if applicable). The underlying securities which serve as collateral for the repurchase agreements entered into by the Portfolio may include U.S. government securities, municipal securities, corporate debt obligations, convertible securities, and common and preferred stock and may be of below investment grade quality. These securities are marked-to-market daily in order to maintain full collateralization (typically purchase price plus accrued interest).

The Portfolio may also invest in municipal obligations. Municipal obligations are securities issued by state and local governments and their agencies. These securities typically are "general

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3

obligation" or "revenue" bonds, notes or commercial paper, including participations in lease obligations and installment purchase contracts of municipalities. These obligations may have fixed, variable or floating rates.

The Portfolio attempts to balance its objectives of high current income, capital preservation and liquidity by investing in securities of varying maturities and risks. The Adviser actively manages the Portfolio's assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio's assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short maturities, and repurchase agreements with respect to such obligations.

ADDITIONAL INVESTMENT STRATEGY INFORMATION

This section provides additional information relating to the Portfolio's investment strategies.

Defensive Investments. When the Adviser believes that changes in market, economic, political or other conditions warrant, the Portfolio may invest without limit in cash or cash equivalents for temporary defensive purposes that may be inconsistent with the Portfolio's principal investment strategies. If the Adviser incorrectly predicts the effects of these changes, the defensive investments may adversely affect the Portfolio's performance. Using defensive investments could cause the Portfolio to fail to meet its investment objective.

PRINCIPAL RISKS

There is no assurance that the Portfolio will achieve its investment objectives. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, if it is unable to do so, it is possible to lose money by investing in the Portfolio.

Credit and Interest Rate. Principal risks of investing in the Portfolio are associated with its debt obligation investments. Debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer or guarantor of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates.

U.S. Government Securities. The U.S. government securities in which the Portfolio invests can be subject to two types of risk: credit risk and interest rate risk. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. The Portfolio may purchase U.S. government securities that are not backed by the full faith and credit of the United States. With respect to these U.S. government securities, there is the risk that the U.S. Government will not provide financial support to such U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. The maximum potential liability of the issuers of some U.S. government securities held by the Portfolio may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future.

Money Market Fund Regulation. The SEC and other government agencies continue to review the regulation of money market funds. As of the date of this Prospectus, the SEC has proposed changes to the rules that govern money market funds. Legislative developments may also affect money market funds. These changes and developments, if implemented, may affect the investment strategies, performance, yield, operating expenses and continued viability of the Portfolio.

Asset-Backed Securities. The Portfolio may invest in asset-backed securities. Asset-backed securities involve the risk that various federal and state consumer laws and other legal and economic factors may result in the collateral backing the securities being insufficient to support payment on the securities. Asset-backed securities may also entail prepayment risk, which may vary depending on the type of asset. Securities subject to prepayment risk generally offer less potential for gains when interest rates decline, and a greater potential for loss when interest rates rise. In addition, rising interest rates may cause prepayments to occur at a slower than expected rate, thereby effectively lengthening the maturity of the security and making the security more sensitive to interest rate changes.

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4

Foreign Money Market Securities. The Portfolio may invest in U.S. dollar-denominated money market instruments and other short-term debt obligations issued by foreign banks. Although the Portfolio will invest in these securities only if the Adviser determines they are of comparable quality to the Portfolio's U.S. investments, investing in securities of foreign issuers involves some additional risks. These risks may include the possibility of adverse political, economic or other developments affecting the issuers of these securities.

Repurchase Agreements. The use of repurchase agreements involves certain risks. For example, if the selling institution defaults on its obligation to repurchase the underlying securities at a time when the value of the securities has declined, the Portfolio may incur a loss upon disposition of them. In the event of an insolvency or bankruptcy by the selling institution, the Portfolio's right to control the collateral could be affected and result in certain costs and delays. Additionally, if the proceeds from the liquidation of such collateral after an insolvency were less than the repurchase price, the Portfolio could suffer a loss. The Portfolio follows procedures that are designed to minimize such risks.

Municipal Obligations. To the extent the Portfolio invests in municipal obligations issued by state and local governments and their agencies, the Portfolio may be susceptible to political, economic, regulatory or other factors affecting issuers of these municipal obligations.

The Portfolio may change its principal investment strategies without shareholder approval; however, you would be notified of any changes.

The performance of the Portfolio also will depend on whether or not the Adviser is successful in applying the Portfolio's investment strategies.

FUND MANAGEMENT

MORGAN STANLEY INVESTMENT MANAGEMENT INC.

The Adviser, together with its affiliated asset management companies, had approximately $373 billion in assets under management or supervision as of December 31, 2013.

The Fund has retained the Adviser — Morgan Stanley Investment Management Inc. — to provide investment advisory services. The Adviser is a wholly-owned subsidiary of Morgan Stanley (NYSE: "MS"), a preeminent global financial services firm engaged in securities trading and brokerage activities, as well as providing investment banking, research and analysis, financing and financial advisory services. The Adviser's address is 522 Fifth Avenue, New York, NY 10036.

The Portfolio pays the Adviser a monthly advisory fee as full compensation for the services and facilities furnished to the Portfolio, and for Portfolio expenses assumed by the Adviser. The fee is based on the Portfolio's average daily net assets. For the fiscal year ended December 31, 2013, the Portfolio paid total investment advisory compensation (net of fee waivers, if applicable) amounting to 0.00% of the Portfolio's average daily net assets.

Morgan Stanley Distribution, Inc., as the Distributor, and Morgan Stanley Investment Management Inc., as the Adviser and Administrator, have agreed to waive and/or reimburse all or a portion of the Portfolio's distribution fee, advisory fee and administration fee, respectively, to the extent that total expenses exceed total income on a daily basis. These fees waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund's Board of Trustees acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

A discussion regarding the Board of Trustees' approval of the investment advisory agreement is available in the Fund's Semi-Annual Report to Shareholders for the period ended June 30, 2013.

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5

Shareholder Information

PURCHASES AND SALES OF PORTFOLIO SHARES

Shares are offered on each day that the New York Stock Exchange ("NYSE") is open for business. The Portfolio offers its shares only to insurance company separate accounts that insurance companies establish to fund variable life insurance and/or variable annuity contracts. An insurance company purchases or redeems shares of the Portfolio based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments. The contract prospectus describes how contract owners may allocate, transfer and withdraw amounts to and from separate accounts.

The Portfolio currently does not foresee any disadvantages to variable product contract owners arising out of the fact that the Portfolio offers its shares to separate accounts of various insurance companies that offer variable life insurance and/or variable annuity products. Nevertheless, the Board of Trustees that oversees the Portfolio intends to monitor events to identify any material irreconcilable conflicts that may arise due to these arrangements and to determine what action, if any, should be taken in response.

If the Adviser determines that it is in the best interest of the Portfolio not to pay redemption proceeds in cash, and subject to applicable agreements with life insurance companies and other qualified investors, the Portfolio may pay a portion or all of a redemption by distributing securities held by the Portfolio. Such in-kind securities may be illiquid and difficult or impossible to sell at a time and at a price that a shareholder would like. In addition, shareholders receiving distributions in-kind may incur brokerage costs when subsequently selling shares of those securities.

FREQUENT PURCHASES AND REDEMPTIONS OF SHARES

Because, as a money market fund, the Portfolio's principal investment strategy is to maintain a stable share price, frequent purchases and redemptions of Portfolio shares by Portfolio shareholders generally do not present risks for other shareholders of the Portfolio. Therefore, the policies and procedures regulating frequent purchases and redemptions adopted by the Fund's Board of Trustees applicable to the other portfolios of the Fund are not applicable with respect to frequent purchases and redemptions of Portfolio shares. We expect the Portfolio to be used by underlying contract owners for short-term investing. However, frequent trading by contract owners can disrupt management of the Portfolio and raise its expenses. Therefore, we may not accept any request for a purchase when we believe that it is being used as a tool for market-timing and we may bar an insurance company whose underlying contract owners trade excessively from making further purchases for an indefinite period.

PRICING PORTFOLIO SHARES

The price of Portfolio shares, called NAV, is based on the value of its portfolio securities.

The NAV per share of the Portfolio is calculated once daily at the NYSE close (normally 4:00 p.m. Eastern time) on each day that the NYSE is open. Shares will not be priced on days that the NYSE is closed. The Portfolio may, however, elect to remain open and price its shares on days when the NYSE is closed but the primary securities markets on which the Portfolio's securities trade remain open.

The Portfolio utilizes amortized cost in determining the value of its portfolio securities. The amortized cost valuation method involves valuing a debt obligation in reference to its acquisition cost rather than market forces.

PLAN OF DISTRIBUTION

The Fund has adopted a Plan of Distribution for the Portfolio in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended. Class Y shares are subject to a distribution (12b-1) fee of 0.25% of the average daily net assets of the Class. The Plan allows Class Y shares of the Portfolio to bear distribution fees in connection with the sale and distribution of

VIS — The Money Market Portfolio
6

Class Y shares. It also allows the Portfolio to pay for services to Class Y shareholders. Because these fees are paid out of the assets of the Portfolio's Class Y shares on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

DISTRIBUTIONS

The Portfolio passes substantially all of its earnings from income and capital gains along to its investors as "distributions." The Portfolio earns interest from fixed-income investments. These amounts are passed along to the appropriate Portfolio shareholders as "income dividend distributions." The Portfolio realizes capital gains whenever it sells securities for a higher price than it paid for them. These amounts may be passed along as "capital gains distributions."

The Portfolio declares and reinvests income dividends, on each day the NYSE is open for business, to shareholders of record as of the close of business the preceding day. These distributions are distributed (or credited to your account) no later than the last business day of each month. Capital gains distributions, if any, are distributed once per calendar year. Net short-term gains may be distributed more frequently.

TAX CONSEQUENCES

For information concerning the federal income tax consequences to holders of the underlying variable annuity or variable life insurance contracts, see the accompanying contract prospectus.

PORTFOLIO HOLDINGS INFORMATION

A description of the Fund's policies and procedures with respect to the disclosure of the Portfolio's securities is available in the Fund's Statement of Additional Information ("SAI").

ADDITIONAL INFORMATION

The Adviser and/or Distributor may pay compensation (out of their own funds and not as an expense of the Portfolio) to certain insurance companies or their affiliates, in connection with various fund-related administrative services that the insurance companies provide in connection with the issuance of their variable annuity contracts. Such compensation may be significant in amount and the prospect of receiving any such additional compensation may provide such insurance companies with an incentive to favor shares of the Portfolio as an underlying investment choice for its separate accounts over other investment options. For more information, please see the Fund's SAI.

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7

Financial Highlights

The financial highlights table is intended to help you understand the financial performance of the Portfolio's Class Y shares for the past five years. Certain information reflects financial results for a single Portfolio share throughout each period. The total returns in the table represent the rate an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). The ratio of expenses to average net assets listed in the table below is based on the average net assets of the Portfolio for each of the periods listed in the table. To the extent that the Portfolio's average net assets decrease over the Portfolio's next fiscal year, such expense ratios can be expected to increase, potentially significantly, because certain fixed costs will be spread over a smaller amount of assets.

This information for the years ended December 31, 2013, December 31, 2012 and December 31, 2011, has been audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the Portfolio's financial statements, is incorporated by reference in the SAI from the Fund's annual report, which is available upon request. The financial highlights for each of the years in the two-year period ended December 31, 2010 have been audited by another independent registered public accounting firm.

Further information about the performance of the Portfolio is contained in its annual report to shareholders. See the accompanying contract prospectus for either the variable annuity or the variable life contract issued by your company for a description of charges which are applicable thereto. These charges are not reflected in the financial highlights below. Inclusion of any of these charges would reduce the total return figures for all periods shown.

For the Year Ended December 31	2013		2012		2011		2010^		2009^
Selected Per Share Data:
Net asset value beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00
Net investment income(a)	0.000	(d)	0.000	(d)	0.000	(d)	0.000	(d)	0.000	(d)
Net realized and unrealized gain (loss)	0.000	(d)	0.000	(d)	(0.000	)(d)	—		—
Total from investment operations	0.000	(d)	0.000	(d)	0.000	(d)	0.000	(d)	0.000	(d)
Dividends to shareholders	(0.000	)(d)	(0.000	)(d)	(0.000	)(d)	(0.000	)(d)	(0.000	)(d)
Net asset value end of period	$1.00		$1.00		$1.00		$1.00		$1.00
Total Return(b)	0.01%		0.01%		0.01%		0.01%		0.01%
Ratios to Average Net Assets:(c)
Expenses	0.19	%(f)	0.27	%(f)	0.22	%(f)	0.29	%(f)	0.41	%(e)(f)
Net investment income	0.01	%(f)	0.01	%(f)	0.01	%(f)	0.00	%(f)(g)	0.01	%(e)(f)
Supplemental Data:
Net assets end of period (000's)	$39,351		$48,565		$55,849		$67,139		$81,145

^  Beginning with the year ended December 31, 2011, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

(a)  The per share amounts were computed using an average number of shares outstanding during the period.

(b)  Calculated based on the net asset value as of the last business day of the period. Performance shown does not reflect fees and expenses imposed by your insurance company. If performance information included the effect of these additional charges, the total returns would be lower.

(c)  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

(d)  Amount is less than $0.001.

(e)  Reflects fees paid in connection with the U.S. Treasury's Temporary Guarantee Program for Money Market Funds. This fee had an effect of 0.04% for the year ended 2009.

(f)  If the Portfolio had borne all of its expenses that were reimbursed or waived by the Distributor, Adviser and Administrator, the annualized expense and net investment loss ratios, would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT LOSS RATIO
December 31, 2013	0.91%	(0.71)%
December 31, 2012	0.88	(0.60)
December 31, 2011	0.85	(0.62)
December 31, 2010	0.87	(0.58)
December 31, 2009	0.84	(0.42)

(g)  Amount is less than 0.005%.

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8

Morgan Stanley Variable Investment Series

  ADDITIONAL INFORMATION ABOUT THE PORTFOLIO'S INVESTMENTS is available in the Fund's Annual and Semi-Annual Reports to Shareholders. The Fund's Statement of Additional Information also provides additional information about the Portfolio. The Statement of Additional Information is incorporated herein by reference (legally is part of this Prospectus). For a free copy of the Fund's Annual Report, Semi-Annual Report or Statement of Additional Information, to request information about the Portfolio or to make shareholder inquiries, please call toll-free (800) 548-7786. Free copies of these documents are also available from our Internet site at: www.morganstanley.com/im.

  YOU ALSO MAY OBTAIN INFORMATION ABOUT THE FUND BY CALLING your Morgan Stanley Financial Advisor or by visiting our Internet site.

  INFORMATION ABOUT THE FUND (including the Statement of Additional Information) can be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operations of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. Shareholder reports and other information about the Fund and the Portfolio are available on the EDGAR Database on the SEC's Internet site at: http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-1520.

(THE FUND'S INVESTMENT COMPANY ACT FILE NO. IS 811-3692)

PROSPECTUS ■ MAY 1, 2014

VARIABLE INVESTMENT SERIES

THE MULTI CAP GROWTH PORTFOLIO

Class Y

Morgan Stanley Variable Investment Series is a mutual fund comprised of five separate portfolios, each with its own distinct investment objective(s) and policies. In this Prospectus, shares of the Multi Cap Growth Portfolio (the "Portfolio") are being offered.

Shares of the Portfolio are sold exclusively to certain life insurance companies in connection with particular variable life insurance and/or variable annuity contracts they issue. The insurance companies invest in shares of the Portfolio in accordance with instructions received from owners of the variable life insurance or variable annuity contracts.

This Prospectus must be accompanied by a current prospectus for the variable life insurance and/or variable annuity contract issued by your insurance company.

The Securities and Exchange Commission ("SEC") has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Contents

Portfolio Summary	INVESTMENT OBJECTIVES	1
	FEES AND EXPENSES OF THE PORTFOLIO	1
	PORTFOLIO TURNOVER	1
	PRINCIPAL INVESTMENT STRATEGIES	1
	PRINCIPAL RISKS	1
	PAST PERFORMANCE	2
	FUND MANAGEMENT	3
	PURCHASE AND SALE OF PORTFOLIO SHARES	3
	TAX INFORMATION	3
	PAYMENTS TO INSURANCE COMPANIES AND OTHER FINANCIAL INTERMEDIARIES	3
Portfolio Details	ADDITIONAL INFORMATION ABOUT THE PORTFOLIO'S INVESTMENT OBJECTIVES, STRATEGIES AND RISKS	4
	FUND MANAGEMENT	10
Shareholder Information	PURCHASES AND SALES OF PORTFOLIO SHARES	12
	FREQUENT PURCHASES AND REDEMPTIONS OF SHARES	12
	PRICING PORTFOLIO SHARES	13
	PLAN OF DISTRIBUTION	13
	DISTRIBUTIONS	14
	TAX CONSEQUENCES	14
	PORTFOLIO HOLDINGS INFORMATION	14
	ADDITIONAL INFORMATION	14
Financial Highlights		15

This Prospectus contains important information about the Multi Cap Growth Portfolio and the Morgan Stanley Variable Investment Series. Please read it carefully and keep it for future reference.

Portfolio Summary

Investment Objectives

The Portfolio seeks as a primary objective growth of capital through investments in common stocks of companies believed by the Adviser to have potential for superior growth. As a secondary objective the Portfolio seeks income but only when consistent with its primary objective.

Fees and Expenses of the Portfolio

The table below describes the fees and expenses that you may pay if you buy and hold Class Y shares of the Portfolio. Total Annual Portfolio Operating Expenses in the table and the Example below do not reflect the impact of any charges by your insurance company. If they did, expenses would be higher.

Annual Portfolio Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Advisory Fee	0.42%
Distribution (12b-1) Fee	0.25%
Other Expenses	0.15%
Total Annual Portfolio Operating Expenses	0.82%

Example

The example below is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio, your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expenses Over Time
1 Year	3 Years	5 Years	10 Years
$84	$262	$455	$1,014

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Total Annual Portfolio Operating Expenses or in the Example, affect the Portfolio's performance.

During the most recent fiscal year, the Portfolio's portfolio turnover rate was 34% of the average value of its portfolio.

Principal Investment Strategies

The Portfolio will normally invest primarily in equity securities and securities convertible into equity securities. The Portfolio's Adviser seeks to achieve the Portfolio's investment objectives by investing primarily in established and emerging companies with capitalizations within the range of companies included in the Russell 3000® Growth Index, which as of December 31, 2013 was between $3.5 million and $505 billion.

The Adviser emphasizes a bottom-up stock selection process, seeking attractive investments on an individual company basis. In selecting securities for investment, the Adviser seeks to invest in high quality companies it believes have sustainable competitive advantages and the ability to redeploy capital at high rates of return. The Adviser typically favors companies with rising returns on invested capital, above average business visibility, strong free cash flow generation and an attractive risk/reward.

Up to 25% of the Portfolio's net assets may be invested in foreign equity securities (including depositary receipts), which may include securities issued by companies located in emerging markets or developing countries. The Portfolio may invest in privately placed and restricted securities.

The Portfolio may utilize foreign currency forward exchange contracts, which are derivatives, in connection with its investments in foreign securities.

Principal Risks

There is no assurance that the Portfolio will achieve its investment objectives and you can lose money investing in this Portfolio. The principal risks of investing in the Portfolio include:

• Common Stock and Other Equity Securities. In general, prices of common stock and other equity securities are more volatile than those of fixed-income securities. The prices of common stock and other equity securities fluctuate, and sometimes widely fluctuate, in response to activities specific to the issuer of the security as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions. To the extent that the Portfolio invests in convertible securities, and the convertible security's investment value is greater than its conversion value, its price will be likely

VIS — The Multi Cap Growth Portfolio

to increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

• Small and Medium Capitalization Companies. Investments in small and medium capitalization companies may involve greater risks than investments in larger, more established companies. The securities issued by small and medium capitalization companies may be less liquid, and such companies may have more limited markets, financial resources and product lines, and may lack the depth of management of larger companies.

• Foreign and Emerging Market Securities. Investments in foreign markets entail special risks such as currency, political, economic and market risks. There also may be greater market volatility, less reliable financial information, higher transaction and custody costs, decreased market liquidity and less government and exchange regulation associated with investments in foreign markets. In addition, investments in certain foreign markets, which have historically been considered stable, may become more volatile and subject to increased risk due to ongoing developments and changing conditions in such markets. Moreover, the growing interconnectivity of global economies and financial markets has increased the probability that adverse developments and conditions in one country or region will affect the stability of economies and financial markets in other countries or regions. The risks of investing in emerging market countries are greater than risks associated with investments in foreign developed countries. In addition, the Portfolio's investments may be denominated in foreign currencies and therefore, to the extent unhedged, the value of the investment will fluctuate with the U.S. dollar exchange rates. To the extent hedged by the use of foreign currency forward exchange contracts, the precise matching of the foreign currency forward exchange contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. There is additional risk that such transactions reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken and that foreign currency forward exchange contracts create exposure to currencies in which the Portfolio's securities are not denominated. The use of foreign currency forward exchange contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract.

• Liquidity. The Portfolio's investments may also include privately placed securities, which are subject to resale restrictions. These securities will have the effect of increasing the level of Portfolio illiquidity to the extent the Portfolio may be unable to sell or transfer these securities due to restrictions on transfers or on the ability to find buyers interested in purchasing the securities. Additionally, the market for certain investments deemed liquid at the time of purchase may become illiquid under adverse market or economic conditions. The illiquidity of the market, as well as the lack of publicly available information regarding these securities, may also adversely affect the ability to arrive at a fair value for certain securities at certain times and could make it difficult for the Portfolio to sell certain securities. If the Portfolio is forced to sell an illiquid security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss.

Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Past Performance

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class Y shares from year-to-year and by showing how the average annual returns of the Portfolio's Class Y shares for the one, five and 10 year periods compare with those of a broad measure of market performance over time. This performance information does not include the impact of any charges deducted by your insurance company. If it did, returns would be lower. The Portfolio's past performance is not necessarily an indication of how the Portfolio will perform in the future.

Annual Total Returns—Calendar Years

High Quarter	6/30/09:	22.77%
Low Quarter	12/31/08:	–30.24%

Average Annual Total Returns For Periods Ended December 31, 2013

	Past 1 Year	Past 5 Years	Past 10 Years
Multi Cap Growth Portfolio	50.37%	27.84%	11.19%
Russell 3000® Growth Index (reflects no deduction for fees, expenses, or taxes)[1]	34.23%	20.56%	7.95%

(1)  The Russell 3000® Growth Index measures the performance of the broad growth segment of the U.S. equity universe. It includes those Russell 3000® Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market. It is not possible to invest directly in an index.

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2

Fund Management

Adviser. Morgan Stanley Investment Management Inc.

Portfolio Managers. The Portfolio is managed by members of the Growth team. Information about the members jointly and primarily responsible for the day-to-day management of the Portfolio is shown below:

Name	Title with Adviser	Date Began Managing Portfolio
Dennis P. Lynch	Managing Director	March 2006
David S. Cohen	Managing Director	March 2006
Sam G. Chainani	Managing Director	March 2006
Alexander T. Norton	Executive Director	March 2006
Jason C. Yeung	Managing Director	September 2007
Armistead B. Nash	Managing Director	September 2008

Purchase and Sale of Portfolio Shares

This Prospectus offers Class Y shares of the Multi Cap Growth Portfolio. The Portfolio also offers Class X shares of the Portfolio through a separate prospectus. Class X shares are subject to different expenses. For eligibility information, contact your insurance company.

Portfolio shares will be sold at the next price calculated after we receive the redemption request on your behalf.

The Portfolio offers its shares only to insurance companies' separate accounts that insurance companies establish to fund variable life insurance and/or variable annuity contracts. An insurance company purchases or redeems shares of the Portfolio based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments. The contract prospectus describes how contract owners may allocate, transfer and withdraw amounts to, and from, separate accounts.

For more information, please refer to the section of this Prospectus entitled "Shareholder Information—Purchases and Sales of Portfolio Shares."

Tax Information

Special tax rules apply to life insurance companies, variable annuity contracts and variable life insurance contracts. For information on federal income taxation of a life insurance company with respect to its receipt of distributions from the Portfolio and federal income taxation of owners of variable annuity or variable life insurance contracts, see the accompanying contract prospectus.

Payments to Insurance Companies and
Other Financial Intermediaries

If you purchase Portfolio shares through an insurance company or other financial intermediary (such as a bank), the Adviser and/or the Portfolio's "Distributor," Morgan Stanley Distribution, Inc., may pay the financial intermediary for the sale of Portfolio shares and related services. These payments, which may be significant in amount, may create a conflict of interest by influencing the insurance company or other financial intermediary and your salesperson to recommend one variable annuity contract over another or be a factor in an insurance company's decision to include the Portfolio as an underlying investment option in its variable insurance products. Ask your salesperson or visit your insurance company's or other financial intermediary's web site for more information.

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3

Portfolio Details

ADDITIONAL INFORMATION ABOUT THE PORTFOLIO'S INVESTMENT OBJECTIVES, STRATEGIES AND RISKS

INVESTMENT OBJECTIVES

The Portfolio seeks as a primary objective growth of capital through investments in common stocks of companies believed by the Adviser to have potential for superior growth. As a secondary objective the Portfolio seeks income but only when consistent with its primary objective.

PRINCIPAL INVESTMENT STRATEGIES

CAPITAL GROWTH

An investment objective having the goal of selecting securities with the potential to rise in price.

The Portfolio will normally invest primarily in equity securities and securities convertible into equity securities. The Portfolio's Adviser seeks to achieve the Portfolio's investment objectives by investing primarily in established and emerging companies with capitalizations within the range of companies included in the Russell 3000® Growth Index, which as of December 31, 2013 was between $3.5 million and $505 billion.

The Adviser emphasizes a bottom-up stock selection process, seeking attractive investments on an individual company basis. In selecting securities for investment, the Adviser seeks to invest in high quality companies it believes have sustainable competitive advantages and the ability to redeploy capital at high rates of return. The Adviser typically favors companies with rising returns on invested capital, above average business visibility, strong free cash flow generation and an attractive risk/reward. The Adviser generally considers selling an investment when it determines the company no longer satisfies its investment criteria.

Up to 25% of the Portfolio's net assets may be invested in foreign equity securities (including depositary receipts), which may include securities issued by companies located in emerging markets or developing countries. The Portfolio may invest in privately placed and restricted securities.

Common stock is a share ownership or equity interest in a corporation. It may or may not pay dividends, as some companies reinvest all of their profits back into their businesses, while others pay out some of their profits to shareholders as dividends. A depositary receipt is generally issued by a bank or financial institution and represents an ownership interest in the common stock or other equity securities of a foreign company.

The Portfolio's investments may include securities of small and medium capitalization companies. The Portfolio may also use derivative instruments as discussed herein. These derivative instruments will be counted toward the Portfolio's policy of investing primarily in equity securities and securities convertible into equity securities discussed above to the extent they have economic characteristics similar to the securities included within that policy. The Portfolio may also use foreign currency forward exchange contracts, which are derivatives, in connection with its investments in foreign securities.

In pursuing the Portfolio's investment objectives, the Adviser has considerable leeway in deciding which investments it buys, holds or sells on a day-to-day basis and which trading strategies it uses. For example, the Adviser in its discretion may determine to use some permitted trading strategies while not using others.

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4

ADDITIONAL INVESTMENT STRATEGY INFORMATION

This section provides additional information relating to the Portfolio's investment strategies.

Other Investments. The Portfolio may invest up to 20% of its assets in corporate debt securities (including zero coupon securities, which are purchased at a discount and generally accrue interest, but make no payments until maturity) rated Aa or better by Moody's Investors Service, Inc. ("Moody's") or AA or better by Standard & Poor's Ratings Services, a division of The McGraw-Hill Companies, Inc. ("S&P"), U.S. government securities, issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and preferred stocks. In addition, the Portfolio may invest in real estate investment trusts (commonly known as "REITs") and foreign real estate companies. The Portfolio may also invest in securities issued in initial public offerings ("IPOs").

Fixed-Income Securities. Fixed-income securities are debt securities such as bonds, notes or commercial paper. The issuer of the debt security borrows money from the investor who buys the security. Most debt securities pay either fixed or adjustable rates of interest at regular intervals until they mature, at which point investors get their principal back. The Portfolio's fixed-income investments may include zero coupon securities, which are purchased at a discount and generally accrue interest, but make no interest payments until maturity.

REITs and Foreign Real Estate Companies. The Portfolio may invest in REITs and foreign real estate companies, which are similar to entities organized and operated as REITs in the United States. REITs and foreign real estate companies pool investors' funds for investments primarily in real estate properties or real estate-related loans. They may also include, among other businesses, real estate developers, brokers and operating companies whose products and services are significantly related to the real estate industry such as building suppliers and mortgage lenders.

Derivatives. The Portfolio may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. The Portfolio's use of derivatives may involve the purchase and sale of derivative instruments such as futures, options, swaps, structured investments and other related instruments and techniques.

Shares of IPOs. The Portfolio may purchase shares issued as part of, or a short period after, companies' IPOs and may at times dispose of those shares shortly after their acquisition.

Defensive Investing. The Portfolio may take temporary "defensive" positions in attempting to respond to adverse market, economic, political or other conditions. The Portfolio may invest any amount of its assets in cash, cash equivalents or other fixed-income securities in a defensive posture that may be inconsistent with its principal investment strategies when the Adviser believes it advisable to do so. Although taking a defensive posture is designed to protect the Portfolio from an anticipated market downturn, it could have the effect of reducing the benefit from any upswing in the market. When the Portfolio takes a defensive position, it may not achieve its investment objectives.

* * *

The percentage limitations relating to the composition of the Portfolio apply at the time the Portfolio acquires an investment. Subsequent percentage changes that result from market fluctuations generally will not require the Portfolio to sell any portfolio security. However, the Portfolio may be required to reduce its borrowings, if any, in response to fluctuations in the value of such holdings. The Portfolio may change its principal investment strategies without shareholder approval; however, you would be notified of any changes.

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5

PRINCIPAL RISKS

There is no assurance that the Portfolio will achieve its investment objectives. The Portfolio's share price and return will fluctuate with changes in the market value of its portfolio securities. When you sell Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio.

Common Stock and Other Equity Securities. A principal risk of investing in the Portfolio is associated with its investments in common stock and other equity investments. In general, prices of common stock and other equity securities are more volatile than those of fixed-income securities. The prices of common stock and other equity securities can fluctuate, and sometimes widely fluctuate, in response to activities specific to the issuer of the security as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions.

Investments in convertible securities subject the Portfolio to the risks associated with both fixed-income securities and common stocks. To the extent that a convertible security's investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise, as with a fixed-income security. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security. The Portfolio may invest up to 5% of its net assets in convertible securities that are rated below investment grade. Securities rated below investment grade are commonly known as "junk bonds" and have speculative credit risk characteristics.

Small and Medium Capitalization Companies. The Portfolio's investments in small and medium capitalization companies carry more risk than investments in larger companies. While some of the Portfolio's holdings in these companies may be listed on a national securities exchange, such securities are more likely to be traded in the over-the-counter ("OTC") market. The low market liquidity of these securities may have an adverse impact on the Portfolio's ability to sell certain securities at favorable prices and may also make it difficult for the Portfolio to obtain market quotations based on actual trades for purposes of valuing the Portfolio's securities. Investing in lesser-known, small and medium capitalization companies involves greater risk of volatility of the Portfolio's net asset value ("NAV") than is customarily associated with larger, more established companies. Often small and medium capitalization companies and the industries in which they are focused are still evolving and, while this may offer better growth potential than larger, more established companies, it also may make them more sensitive to changing market conditions.

Foreign and Emerging Market Securities. The Portfolio's investments in foreign securities involve risks that are in addition to the risks associated with domestic securities. One additional risk is currency risk. While the price of Portfolio shares is quoted in U.S. dollars, the Portfolio may convert U.S. dollars to a foreign market's local currency to purchase a security in that market. If the value of that local currency falls relative to the U.S. dollar, the U.S. dollar value of the foreign security will decrease. This is true even if the foreign security's local price remains unchanged.

Foreign securities also have risks related to economic and political developments abroad, including expropriations, confiscatory taxation, exchange control regulation, limitations on the use or transfer of Portfolio assets and any effects of foreign social, economic or political instability. Foreign companies, in general, are not subject to the regulatory requirements of U.S. companies and as such, there may be less publicly available information about these companies. Moreover, foreign accounting, auditing and financial reporting standards generally are different from those applicable to U.S. companies. Finally, in the event of a default of any foreign debt obligations, it may be more difficult for the Fund to obtain or enforce a judgment against the issuers of the securities.

Securities of foreign issuers may be less liquid than comparable securities of U.S. issuers and, as such, their price changes may be more volatile. In addition, the prices of such securities may be susceptible to influence by large traders, due to the limited size of many foreign securities markets. Moreover, investments in certain foreign markets, which have historically been considered stable, may become more volatile and subject to increased risk due to ongoing developments and changing conditions in such markets. Also, the growing interconnectivity of global economies and financial markets has increased the probability that adverse developments and conditions in one country or region will affect the stability of economies and financial markets in

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other countries or regions. Furthermore, foreign exchanges and broker-dealers are generally subject to less government and exchange scrutiny and regulation than their U.S. counterparts. In addition, differences in clearance and settlement procedures in foreign markets may cause delays in settlement of the Portfolio's trades effected in those markets and could result in losses to the Portfolio due to subsequent declines in the value of the securities subject to the trades.

The foreign securities in which the Portfolio may invest may be issued by issuers located in emerging market or developing countries. Compared to the United States and other developed countries, emerging market or developing countries may have relatively unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Securities issued by companies located in these countries tend to be especially volatile and may be less liquid than securities traded in developed countries. In the past, securities in these countries have been characterized by greater potential loss than securities of companies located in developed countries.

Depositary receipts involve many of the same risks as those associated with direct investment in foreign securities. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities.

Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, entities and/or individuals, changes in international trading patterns, trade barriers, and other protectionist or retaliatory measures. Economic sanctions could, among other things, effectively restrict or eliminate the Portfolio's ability to purchase or sell securities or groups of securities for a substantial period of time, and may make the Portfolio's investments in such securities harder to value. International trade barriers or economic sanctions against foreign countries, organizations, entities and/or individuals, may adversely affect the Portfolio's foreign holdings or exposures. Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets, or the imposition of punitive taxes. Governmental actions can have a significant effect on the economic conditions in foreign countries, which also may adversely affect the value and liquidity of the Portfolio's investments. For example, the governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain sectors or industries. In addition, a foreign government may limit or cause delay in the convertibility or repatriation of its currency which would adversely affect the U.S. dollar value and/or liquidity of investments denominated in that currency. Any of these actions could severely affect security prices, impair the Portfolio's ability to purchase or sell foreign securities or transfer the Portfolio's assets back into the U.S., or otherwise adversely affect the Portfolio's operations. Certain foreign investments may become less liquid in response to market developments or adverse investor perceptions, or become illiquid after purchase by the Portfolio, particularly during periods of market turmoil. Certain foreign investments may become illiquid when, for instance, there are few, if any, interested buyers and sellers or when dealers are unwilling to make a market for certain securities. When the Portfolio holds illiquid investments, its portfolio may be harder to value.

In connection with its investments in foreign securities, the Portfolio also may enter into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date. A foreign currency forward exchange contract is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Foreign currency forward exchange contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. In addition, the Portfolio may use cross currency hedging or proxy hedging with respect to currencies in which the Portfolio has or expects to have portfolio or currency exposure. Cross currency hedges involve the sale of one currency against the positive exposure to a different currency and may be used for hedging purposes or to establish an active exposure to the exchange rate between any two currencies. To the extent hedged by the use of foreign currency forward exchange contracts, the precise matching of the foreign currency forward exchange contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. Furthermore, such transactions reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is additional

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risk to the extent that foreign currency forward exchange contracts create exposure to currencies in which the Portfolio's securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Portfolio than if it had not entered into such contracts. The use of foreign currency forward exchange contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract.

Liquidity. The Portfolio's investments may also include privately placed securities, which are subject to resale restrictions. These securities will have the effect of increasing the level of Portfolio illiquidity to the extent the Portfolio may be unable to sell or transfer these securities due to restrictions on transfers or on the ability to find buyers interested in purchasing the securities. Additionally, the market for certain investments deemed liquid at the time of purchase may become illiquid under adverse market or economic conditions. The illiquidity of the market, as well as the lack of publicly available information regarding these securities, may also adversely affect the ability to arrive at a fair value for certain securities at certain times and could make it difficult for the Portfolio to sell certain securities. If the Portfolio is forced to sell an illiquid security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss.

Other Risks. The performance of the Portfolio also will depend on whether or not the Adviser is successful in applying the Portfolio's investment strategies. The Portfolio is also subject to other risks from its permissible investments, including the risks associated with its investments in fixed-income securities, REITs and foreign real estate companies and derivatives. The Portfolio may also invest in securities issued in IPOs. For more information about these risks, see the section of this Prospectus entitled "Additional Risk Information" below.

ADDITIONAL RISK INFORMATION

This section provides additional information relating to the risks of investing in the Portfolio.

Fixed-Income Securities. Fixed-income securities are subject to the risk of the issuer's inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). The historically low interest rate environment increases the risks associated with rising interest rates, including the potential for periods of volatility and increased redemptions. The Portfolio currently faces a heightened level of risk, especially since the Federal Reserve Board has begun tapering its quantitative easing program and may begin to raise rates. The Portfolio is not limited as to the maturities of the securities in which it may invest. Securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. Zero coupon securities (which are purchased at a discount and generally accrue interest, but make no payments until maturity) are typically subject to greater price fluctuations than comparable securities that pay current interest.

REITs and Foreign Real Estate Companies. REITs and foreign real estate companies generally derive their income from rents on the underlying properties or interest on the underlying loans, and their value is impacted by changes in the value of the underlying property or changes in interest rates affecting the underlying loans owned by the REITs and/or foreign real estate companies. REITs and foreign real estate companies are more susceptible to risks associated with the ownership of real estate and the real estate industry in general. These risks can include fluctuations in the value of underlying properties; defaults by borrowers or tenants; market saturation; changes in general and local economic conditions; decreases in market rates for rents; increases in competition, property taxes, capital expenditures or operating expenses; and other economic, political or regulatory occurrences affecting the real estate industry. In addition, REITs and foreign real estate companies depend upon specialized management skills, may not be diversified (which may increase the volatility of a REIT's and/or foreign real estate company's value), may have less trading volume and may be subject to more abrupt or erratic price movements than the overall securities market. Foreign real estate companies may be subject to laws, rules and regulations governing those entities and their failure to comply with those laws, rules and regulations could negatively impact the performance of those entities. Operating REITs and foreign real estate companies requires specialized management skills and the Portfolio indirectly bears REIT and foreign real

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estate company management expenses along with the direct expenses of the Portfolio. REITs may also be subject to heavy cash flow dependency, default by borrowers and self-liquidation. REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Internal Revenue Code of 1986, as amended (the "Code"). REITs are subject to the risk of failing to qualify for tax-free pass-through income under the Code.

Derivatives. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable SEC rules and regulations, or may cause the Portfolio to be more volatile than if the Portfolio had not been leveraged. Although the Adviser seeks to use derivatives to further the Portfolio's investment objective, there is no assurance that the use of derivatives will achieve this result.

The derivative instruments and techniques that the Portfolio may use include:

Futures. A futures contract is a standardized, exchange-traded agreement to buy or sell a specific quantity of an underlying asset, reference rate or index at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures contracts can be highly volatile, using futures contracts can lower total return, and the potential loss from futures contracts can exceed the Portfolio's initial investment in such contracts. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time. There is also the risk of loss by the Portfolio of margin deposits in the event of bankruptcy of a broker with whom the Portfolio has open positions in the futures contract.

Options. If the Portfolio buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or futures contract on the underlying instrument at an agreed-upon price typically in exchange for a premium paid by the Portfolio. If the Portfolio sells an option, it sells to another person the right to buy from or sell to the Portfolio a specific amount of the underlying instrument or futures contract on the underlying instrument at an agreed-upon price typically in exchange for a premium received by the Portfolio. When options are purchased OTC, the Portfolio bears the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. Options may also be illiquid and the Portfolio may have difficulty closing out its position. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well-conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

Swaps. The Portfolio may enter into OTC swap contracts or cleared swap transactions. An OTC swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indices, reference rates, currencies or other instruments. Typically swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Portfolio's obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each party. Cleared swap transactions held may

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reduce counterparty credit risk. In a cleared swap, the Portfolio's ultimate counterparty is a clearinghouse rather than a bank, dealer or other financial institution. OTC swap agreements are not entered into or traded on exchanges and often there is no central clearing or guaranty function for swaps. These OTC swaps are often subject to credit risk or the risk of default or non-performance by the counterparty. Both OTC and cleared swaps could result in losses if interest rate or foreign currency exchange rate or credit quality changes are not correctly anticipated by the Portfolio or if the reference index, security or investments do not perform as expected. The Dodd-Frank Wall Street Reform and Consumer Protection Act and related regulatory developments require the clearing and exchange-trading of certain standardized swap transactions. Mandatory exchange-trading and clearing is occurring on a phased-in basis.

Structured Investments. The Portfolio also may invest a portion of its assets in structured investments. A structured investment is a derivative security designed to offer a return linked to a particular underlying security, currency, commodity or market. Structured investments may come in various forms including notes, warrants and options to purchase securities. The Portfolio will typically use structured investments to gain exposure to a permitted underlying security, currency or market when direct access to a market is limited or inefficient from a tax or cost standpoint. There can be no assurance that structured investments will trade at the same price or have the same value as the underlying security, currency, commodity or market. Investments in structured investments involve risks including issuer risk, counterparty risk and market risk. Holders of structured investments bear risks of the underlying investment and are subject to issuer or counterparty risk because the Portfolio is relying on the creditworthiness of such issuer or counterparty and has no rights with respect to the issuer of the underlying investment. Certain structured investments may be thinly traded or have a limited trading market and may have the effect of increasing the Portfolio's illiquidity to the extent that the Portfolio, at a particular point in time, may be unable to find qualified buyers for these securities.

Shares of IPOs. The Portfolio's purchase of shares issued in IPOs exposes it to the risks associated with companies that have little operating history as public companies, including unseasoned trading, small number of shares available for trading and limited information about the issuer, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers may be volatile, and share prices of newly-public companies have fluctuated significantly over short periods of time. IPOs may produce high, double digit returns. Such returns are highly unusual and may not be sustainable.

FUND MANAGEMENT

MORGAN STANLEY INVESTMENT
MANAGEMENT INC.

The Adviser, together with its affiliated asset management companies, had approximately $373 billion in assets under management or supervision as of December 31, 2013.

The Fund has retained the Adviser—Morgan Stanley Investment Management Inc.—to provide investment advisory services. The Adviser is a wholly-owned subsidiary of Morgan Stanley (NYSE: "MS"), a preeminent global financial services firm engaged in securities trading and brokerage activities, as well as providing investment banking, research and analysis, financing and financial advisory services. The Adviser's address is 522 Fifth Avenue, New York, NY 10036.

The Portfolio is managed by members of the Growth team. The team consists of portfolio managers and analysts. Current members of the team jointly and primarily responsible for the day-to-day management of the Portfolio are Dennis P. Lynch, David S. Cohen, Sam G. Chainani, Alexander T. Norton, Jason C. Yeung and Armistead B. Nash.

Mr. Lynch has been associated with the Adviser in an investment management capacity since 1998. Mr. Cohen has been associated with the Adviser in an investment management capacity

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since 1993. Mr. Chainani has been associated with the Adviser in an investment management capacity since 1996. Mr. Norton has been associated with the Adviser in an investment management capacity since 2000. Messrs. Yeung and Nash have been associated with the Adviser in an investment management capacity since 2002.

Mr. Lynch is the lead portfolio manager of the Portfolio. Messrs. Cohen, Chainani, Norton, Yeung and Nash are co-portfolio managers. Members of the team collaborate to manage the assets of the Portfolio.

The Fund's Statement of Additional Information ("SAI") provides additional information about the portfolio managers' compensation structure, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the Portfolio.

The composition of the team may change from time to time.

The Portfolio pays the Adviser a monthly advisory fee as full compensation for the services and facilities furnished to the Portfolio, and for Portfolio expenses assumed by the Adviser. The fee is based on the Portfolio's average daily net assets. For the fiscal year ended December 31, 2013, the Portfolio paid total investment advisory compensation (net of fee waivers and/or affiliated rebates, if applicable) amounting to 0.42% of the Portfolio's average daily net assets.

Pursuant to an agreement and plan of reorganization between the Fund, on behalf of the Portfolio, and the Fund, on behalf of its Aggressive Equity Portfolio (the "Predecessor Portfolio"), on April 29, 2013, the Portfolio acquired substantially all of the assets and substantially all of the liabilities of the Predecessor Portfolio in exchange for shares of the Portfolio (the "Reorganization"). Morgan Stanley Investment Management Inc., as the Adviser and Administrator, has agreed to reduce its advisory fee, its administration fee, and/or reimburse the Portfolio, if necessary, if such fees would cause the total annual operating expenses, excluding certain investment related expenses, 12b-1 fees, taxes, interest and other extraordinary expenses (including litigation), to exceed 0.57%. The fee waivers and/or expense reimbursements will continue for at least two years from the date of the Reorganization or until such time as the Fund's Board of Trustees acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

A discussion regarding the Board of Trustees' approval of the investment advisory agreement is available in the Fund's Semi-Annual Report to Shareholders for the period ended June 30, 2013.

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Shareholder Information

PURCHASES AND SALES OF PORTFOLIO SHARES

Shares are offered on each day that the New York Stock Exchange ("NYSE") is open for business. The Portfolio offers its shares only to insurance company separate accounts that insurance companies establish to fund variable life insurance and/or variable annuity contracts. An insurance company purchases or redeems shares of the Portfolio based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments. The contract prospectus describes how contract owners may allocate, transfer and withdraw amounts to and from separate accounts.

The Portfolio currently does not foresee any disadvantages to variable product contract owners arising out of the fact that the Portfolio offers its shares to separate accounts of various insurance companies that offer variable life insurance and/or variable annuity products. Nevertheless, the Board of Trustees that oversees the Portfolio intends to monitor events to identify any material irreconcilable conflicts that may arise due to these arrangements and to determine what action, if any, should be taken in response.

If the Adviser determines that it is in the best interest of the Portfolio not to pay redemption proceeds in cash, and subject to applicable agreements with life insurance companies and other qualified investors, the Portfolio may pay a portion or all of a redemption by distributing securities held by the Portfolio. Such in-kind securities may be illiquid and difficult or impossible to sell at a time and at a price that a shareholder would like. In addition, shareholders receiving distributions in-kind may incur brokerage costs when subsequently selling shares of those securities.

FREQUENT PURCHASES AND REDEMPTIONS OF SHARES

Frequent purchases and redemptions of shares pursuant to the instructions of insurance company contract owners are referred to as "market-timing" or "short-term trading" and may present risks for other contract owners with long-term interests in the Portfolio, which may include, among other things, dilution in the value of Portfolio shares indirectly held by contract owners with long-term interests in the Portfolio, interference with the efficient management of the Portfolio, increased brokerage and administrative costs, and forcing the Portfolio to hold excess levels of cash.

In addition, the Portfolio is subject to the risk that market-timers and/or short-term traders may take advantage of time zone differences between the foreign markets on which the Portfolio's securities trade and the time the Portfolio's NAV is calculated ("time-zone arbitrage"). For example, a market-timer may submit instructions for the purchase of shares of the Portfolio based on events occurring after foreign market closing prices are established, but before the Portfolio's NAV calculation, that are likely to result in higher prices in foreign markets the following day. The market-timer would submit instructions to redeem the Portfolio's shares the next day, when the Portfolio's share price would reflect the increased prices in foreign markets for a quick profit at the expense of contract owners or participants with long-term interests in the Portfolio.

Investments in other types of securities also may be susceptible to short-term trading strategies. These investments include securities that are, among other things, thinly traded, traded infrequently, or relatively illiquid, which have the risk that the current market price for the securities may not accurately reflect current market values. A contract owner may seek to engage in short-term trading to take advantage of these pricing differences (referred to as "price-arbitrage"). Investments in certain fixed-income securities, such as junk bonds, may be adversely affected by price arbitrage trading strategies.

The Portfolio's policies with respect to valuing portfolio securities are described in the section of this Prospectus entitled "Shareholder Information—Pricing Portfolio Shares" below.

The Fund's Board of Trustees has adopted policies and procedures to discourage frequent purchases and redemptions of Portfolio shares by Portfolio shareholders. Insurance companies generally do not provide specific contract owner transaction instructions to the Portfolio on an ongoing basis. Therefore, to some extent, the Portfolio relies on the insurance companies to monitor frequent short-term trading by contract owners. However, the Portfolio or the Distributor has entered into agreements

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with insurance companies whereby the insurance companies are required to provide certain contract owner identification and transaction information upon the Portfolio's request. The Portfolio may use this information to help identify and prevent market-timing activity in the Portfolio. There can be no assurance that the Portfolio will be able to identify or prevent all market-timing activity.

If the Portfolio identifies suspected market-timing activity, the insurance company will be contacted and asked to take steps to prevent further market-timing activity (e.g., sending warning letters or blocking frequent trading by underlying contract owners). Insurance companies may be prohibited by the terms of the underlying insurance contract from restricting short-term trading of mutual fund shares by contract owners, thereby limiting the ability of such insurance company to implement remedial steps to prevent market-timing activity in the Portfolio. If the insurance company is unwilling or unable to take remedial steps to discourage or prevent frequent trading, or does not take action promptly, certain contract owners may be able to engage in frequent trading to the detriment of contract owners with long-term interests in the Portfolio. If the insurance company refuses to take remedial action, or takes action that the Portfolio deems insufficient, a determination will be made whether it is appropriate to terminate the relationship with such insurance company.

PRICING PORTFOLIO SHARES

The price of Portfolio shares, called NAV, is based on the value of its portfolio securities.

The NAV per share of the Portfolio is calculated once daily at the NYSE close (normally 4:00 p.m. Eastern time) on each day that the NYSE is open. Shares will not be priced on days that the NYSE is closed.

The value of the Portfolio's securities is based on the securities' market price when available. When a market price is not readily available, including circumstances under which the Adviser determines that a security's market price is not accurate, a portfolio security is valued at its fair value, as determined under procedures established by the Fund's Board of Trustees.

In addition, with respect to securities that primarily are listed on foreign exchanges, when an event occurs after the close of such exchanges that is likely to have changed the value of the securities (e.g., a percentage change in value of one or more U.S. securities indices in excess of specified thresholds), such securities will be valued at their fair value, as determined under procedures established by the Fund's Board of Trustees. Securities also may be fair valued in the event of a significant development affecting a country or region or an issuer-specific development, which is likely to have changed the value of the security. In these cases, the Portfolio's NAV will reflect certain portfolio securities' fair value rather than their market price. Fair value pricing involves subjective judgment and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security. With respect to securities that are primarily listed on foreign exchanges, the value of the Portfolio's securities may change on days when shareholders will not be able to purchase or sell their shares.

To the extent the Portfolio invests in open-end management companies that are registered under the Investment Company Act of 1940, as amended (the "Investment Company Act"), the Portfolio's NAV is calculated based upon the NAV of such funds. The prospectuses for such funds explain the circumstances under which they will use fair value pricing and its effects.

An exception to the general policy of using market prices concerns the Portfolio's short-term debt portfolio securities. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost. However, if the cost does not reflect the securities' market value, these securities will be valued at their fair value.

PLAN OF DISTRIBUTION

The Fund has adopted a Plan of Distribution for the Portfolio in accordance with Rule 12b-1 under the Investment Company Act. Class Y shares are subject to a distribution (12b-1) fee of 0.25% of the average daily net assets of the Class. The Plan allows Class Y shares of the Portfolio to bear distribution fees in connection with the sale and distribution of Class Y shares. It also allows the Portfolio to pay for services to Class Y shareholders. Because these fees are paid out of the assets of the Portfolio's

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Class Y shares on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

DISTRIBUTIONS

The Portfolio passes substantially all of its earnings from income and capital gains along to its investors as "distributions." The Portfolio earns income from stocks and interest from fixed-income investments. These amounts are passed along to Portfolio shareholders as "income dividend distributions." The Portfolio realizes capital gains whenever it sells securities for a higher price than it paid for them. These amounts may be passed along as "capital gains distributions."

Dividends from net investment income and capital gains distributions, if any, are declared and paid at least once per year.

TAX CONSEQUENCES

For information concerning the federal income tax consequences to holders of the underlying variable annuity or variable life insurance contracts, see the accompanying contract prospectus.

PORTFOLIO HOLDINGS INFORMATION

A description of the Fund's policies and procedures with respect to the disclosure of the Portfolio's securities is available in the Fund's SAI.

ADDITIONAL INFORMATION

The Adviser and/or Distributor may pay compensation (out of their own funds and not as an expense of the Portfolio) to certain insurance companies or their affiliates, in connection with various fund-related administrative services that the insurance companies provide in connection with the issuance of their variable annuity contracts. Such compensation may be significant in amount and the prospect of receiving any such additional compensation may provide such insurance companies with an incentive to favor shares of the Portfolio as an underlying investment choice for its separate accounts over other investment options. For more information, please see the Fund's SAI.

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Financial Highlights

The financial highlights table is intended to help you understand the financial performance of the Portfolio's Class Y shares for the past five years. Certain information reflects financial results for a single Portfolio share throughout each period. The total returns in the table represent the rate an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). The ratio of expenses to average net assets listed in the table below is based on the average net assets of the Portfolio for each of the periods listed in the table. To the extent that the Portfolio's average net assets decrease over the Portfolio's next fiscal year, such expense ratios can be expected to increase, potentially significantly, because certain fixed costs will be spread over a smaller amount of assets.

This information for the years ended December 31, 2013, December 31, 2012 and December 31, 2011 has been audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the Portfolio's financial statements, is incorporated by reference in the SAI from the Fund's annual report, which is available upon request. The financial highlights for each of the years in the two-year period ended December 31, 2010 have been audited by another independent registered public accounting firm.

Further information about the performance of the Portfolio is contained in its annual report to shareholders. See the accompanying contract prospectus for either the variable annuity or the variable life contract issued by your insurance company for a description of charges which are applicable thereto. These charges are not reflected in the financial highlights below. Inclusion of any of these charges would reduce the total return figures for all periods shown.

For the Year Ended December 31	2013		2012		2011		2010^		2009^
Selected Per Share Data:
Net asset value beginning of period	$40.56		$37.00		$39.77		$31.21		$18.29
Net investment income (loss)(a)	(0.15)		0.09		(0.09)		(0.02)		0.05
Net realized and unrealized gain (loss)	20.32		4.37		(2.68)		8.58		12.90
Total from investment operations	20.17		4.46		(2.77)		8.56		12.95
Dividends to shareholders	(0.11)		—		—		—		(0.03)
Distributions to shareholders	(0.66)		(0.90)		—		—		—
Total dividends and distributions	(0.77)		(0.90)		—		—		(0.03)
Net asset value end of period	$59.96		$40.56		$37.00		$39.77		$31.21
Total Return(b)	50.37%		12.09%		(6.97)%		27.43%		70.85%
Ratio to Average Net Assets:(c)
Expenses	0.82	%(d)	0.83	%(d)	0.81	%(d)	0.83	%(d)	0.80	%(d)
Net investment income (loss)	(0.31	)%(d)	0.23	%(d)	(0.22	)%(d)	(0.06	)%(d)	0.19	%(d)
Rebate from Morgan Stanley affiliate	0.00	%(e)	0.00	%(e)	0.00	%(e)	0.00	%(e)	0.00	%(e)
Supplemental Data:
Net assets end of period (000's)	$72,135		$45,556		$49,678		$67,303		$64,122
Portfolio turnover rate	34%		44%		24%		29%		23%

^  Beginning with the year ended December 31, 2011, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

(a)  The per share amounts were computed using an average number of shares outstanding during the period.

(b)  Calculated based on the net asset value as of the last business day of the period. Performance shown does not reflect fees and expenses imposed by your insurance company. If performance information included the effect of these additional charges, the total returns would be lower.

(c)  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

(d)  The ratios reflect the rebate of certain Portfolio expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

(e)  Amount is less than 0.005%.

VIS — The Multi Cap Growth Portfolio
15

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Morgan Stanley Variable Investment Series

  ADDITIONAL INFORMATION ABOUT THE PORTFOLIO'S INVESTMENTS is available in the Fund's Annual and Semi-Annual Reports to Shareholders. In the Fund's Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during its last fiscal year. The Fund's Statement of Additional Information also provides additional information about the Portfolio. The Statement of Additional Information is incorporated herein by reference (legally is part of this Prospectus). For a free copy of the Fund's Annual Report, Semi-Annual Report or Statement of Additional Information, to request information about the Portfolio or to make shareholder inquiries, please call toll-free (800) 548-7786. Free copies of these documents are also available from our Internet site at: www.morganstanley.com/im.

  YOU ALSO MAY OBTAIN INFORMATION ABOUT THE FUND BY CALLING your Morgan Stanley Financial Advisor or by visiting our Internet site.

  INFORMATION ABOUT THE FUND (including the Statement of Additional Information) can be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. Shareholder reports and other information about the Fund and the Portfolio are available on the EDGAR Database on the SEC's Internet site at: http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-1520.

(THE FUND'S INVESTMENT COMPANY ACT FILE NO. IS 811-3692)

STATEMENT OF ADDITIONAL INFORMATION

Morgan Stanley
Variable Investment Series

May 1, 2014

Portfolios

Money Market Portfolio

Limited Duration Portfolio

Income Plus Portfolio

European Equity Portfolio

Multi Cap Growth Portfolio

This Statement of Additional Information ("SAI") for Morgan Stanley Variable Investment Series (the "Fund") is not a prospectus. The Fund's Class X Prospectus and the Class Y Prospectus (each dated May 1, 2014) for each portfolio listed above provide the basic information you should know before allocating your investment under your variable annuity contract or your variable life contract. Prospectuses may be obtained without charge from the Fund at its address or telephone number listed below.

The Fund's audited financial statements for the fiscal year ended December 31, 2013, including notes thereto, and the report of the Fund's independent registered public accounting firm, are herein incorporated by reference to the Fund's Annual Report to Shareholders. A copy of the Fund's Annual Report to Shareholders must accompany the delivery of this SAI.

Morgan Stanley
Variable Investment Series
522 Fifth Avenue
New York, NY 10036
(800) 548-7786

TABLE OF CONTENTS

I.	Fund History	4
II.	Description of the Fund and Its Investments and Risks	4
	A. Classification	4
	B. Eligible Purchasers	4
	C. Investment Strategies and Risks	4
	D. Fund Policies/Investment Restrictions	30
	E. Disclosure of Portfolio Holdings	31
III.	Management of the Fund	34
	A. Board of Trustees	34
	B. Management Information	35
	C. Compensation	44
IV.	Control Persons and Principal Holders of Securities	46
V.	Investment Advisory and Other Services	46
	A. Adviser, Sub-Adviser and Administrator	46
	B. Principal Underwriter	49
	C. Services Provided by the Adviser, Sub-Adviser and Administrator	49
	D. Rule 12b-1 Plan	50
	E. Other Service Providers	51
	F. Fund Management	52
	G. Codes of Ethics	54
	H. Proxy Voting Policy and Proxy Voting Record	54
	I. Revenue Sharing	54
VI.	Brokerage Allocation and Other Practices	55
	A. Brokerage Transactions	55
	B. Commissions	55
	C. Brokerage Selection	56
	D. Regular Broker-Dealers	58
VII.	Capital Stock and Other Securities	59
VIII.	Purchase, Redemption and Pricing of Shares	60
	A. Purchase/Redemption of Shares	60
	B. Offering Price	60
IX.	Taxation of the Portfolios and Shareholders	63
X.	Underwriters	66
XI.	Performance Data	66
XII.	Financial Statements	67
XIII.	Fund Counsel	67
	Appendix A — Morgan Stanley Investment Management Proxy Voting Policy and Procedures	A-1
	Appendix B — Description of Ratings	B-1

Glossary of Selected Defined Terms

The terms defined in this glossary are frequently used in this SAI (other terms used occasionally are defined in the text of the document).

"Administrator" — Morgan Stanley Investment Management Inc., a wholly-owned fund services subsidiary of Morgan Stanley.

"Adviser" — Morgan Stanley Investment Management Inc., a wholly-owned investment adviser subsidiary of Morgan Stanley.

"Contract" — Variable annuity contract and/or variable life insurance contract issued by the insurance company.

"Contract Owners" — Owners of a Contract.

"Custodian" — State Street Bank and Trust Company.

"Distributor" — Morgan Stanley Distribution, Inc., a wholly-owned broker-dealer subsidiary of Morgan Stanley.

"Fund" — Morgan Stanley Variable Investment Series, a registered open-end series investment company currently consisting of six Portfolios.

"Independent Trustees" — Trustees who are not "interested persons" (as defined in the Investment Company Act of 1940, as amended ("Investment Company Act")) of the Fund.

"Morgan Stanley & Co. LLC" — Morgan Stanley & Co. LLC, a wholly-owned broker-dealer subsidiary of Morgan Stanley.

"Morgan Stanley Funds" — Registered investment companies for which the Adviser serves as the investment adviser and that hold themselves out to investors as related companies for investment and investor services.

"Portfolio(s)" — The separate investment portfolio(s) of the Fund.

"Sub-Adviser" — Morgan Stanley Investment Management Limited (only applicable to the European Equity Portfolio), a wholly-owned subsidiary of Morgan Stanley.

"Transfer Agent" — Boston Financial Data Services, Inc.

"Trustees" — The Board of Trustees of the Fund.

I. FUND HISTORY

The Fund was organized as a Massachusetts business trust, under a Declaration of Trust, on February 25, 1983 under the name Dean Witter Variable Annuity Investment Series. Effective February 23, 1988, the Fund's name was changed to Dean Witter Variable Investment Series. Effective June 22, 1998, the Fund's name was changed to Morgan Stanley Dean Witter Variable Investment Series. Effective June 18, 2001, the Fund's name was changed to Morgan Stanley Variable Investment Series. Effective May 1, 2002, the name of the Short-Term Bond Portfolio was changed to the Limited Duration Portfolio. Effective December 30, 2004, the name of the European Growth Portfolio was changed to the European Equity Portfolio. Effective April 29, 2005, the name of the Quality Income Plus Portfolio was changed to the Income Plus Portfolio. Effective May 1, 2008, the name of the Equity Portfolio was changed to the Capital Opportunities Portfolio. Effective April 29, 2011, the name of the Capital Opportunities Portfolio was changed to the Multi Cap Growth Portfolio.

II. DESCRIPTION OF THE FUND AND ITS INVESTMENTS AND RISKS

A. Classification

The Fund is an open-end management investment company which currently offers shares of five separate portfolios (each a "Portfolio" and, collectively, the "Portfolios"). Each Portfolio is "diversified" as defined in the Investment Company Act.

B. Eligible Purchasers

As discussed in each of the Class X and Class Y Prospectuses, shares of the Portfolios are sold only to particular insurance companies in connection with variable annuity and/or variable life insurance contracts they issue. It is conceivable that in the future it may become disadvantageous for both variable life insurance and variable annuity contract separate accounts to invest in the same underlying funds. Although neither the various insurance companies nor the Fund currently foresee any such disadvantage, the Trustees intend to monitor events in order to identify any material irreconcilable conflict between the interest of variable annuity contract owners and variable life insurance contract owners and to determine what action, if any, should be taken in response thereto.

C. Investment Strategies and Risks

The following discussion of each Portfolio's investment strategies and risks should be read with the sections of the Class X and Class Y Prospectuses titled "Principal Investment Strategies," "Principal Risks" and "Additional Information about the Portfolio's Investment Objectives, Strategies and Risks." For purposes of this section, references to the Adviser, when used in connection with its activities as adviser to the sub-advised Portfolio, include any Sub-Adviser acting under the Adviser's supervision, as applicable.

Convertible Securities. Each Portfolio, other than the Money Market Portfolio, may invest in securities which are convertible into common stock or other securities of the same or a different issuer or into cash within a particular period of time at a specified price or formula ("convertible securities"). Convertible securities are generally fixed-income securities (but may include preferred stock) and generally rank senior to the common stocks in a corporation's capital structure and, therefore, entail less risk than the corporation's common stock. The value of a convertible security is a function of its "investment value" (its value as if it did not have a conversion privilege), and its "conversion value" (the security's worth if it were to be exchanged for the underlying security, at market value, pursuant to its conversion privilege).

To the extent that a convertible security's investment value is greater than its conversion value, its price will be primarily a reflection of such investment value and its price will be likely to increase when interest rates fall and decrease when interest rates rise, as with a fixed-income security (the credit standing of the issuer and other factors may also have an effect on the convertible security's value). If the conversion value exceeds the investment value, the price of the convertible security will rise above its investment value and, in addition, will sell at some premium over its conversion value. (This premium represents the price investors are willing to pay for the privilege of purchasing a fixed-income security with a possibility of capital appreciation due to the conversion privilege.) At such times the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security. Convertible securities may be purchased by a Portfolio at varying price levels above their investment values and/or their conversion values in keeping with the Portfolio's investment objective(s).

With respect to the European Equity Portfolio and the Multi Cap Growth Portfolio, up to 5% of the Portfolio's net assets may be invested in convertible securities that are below investment grade. Debt securities rated below investment grade are commonly known as "junk bonds." Although the Portfolio selects these securities primarily on the basis of their equity characteristics, investors should be aware that convertible securities rated in these categories are considered high risk securities; the rating agencies consider them speculative with respect to the issuer's continuing ability to make timely payments of interest and principal. Thus, to the extent that such convertible securities are acquired by the Portfolio, there is a greater risk as to the timely repayment of the principal of, and timely payment of interest or dividends on, such securities than in the case of higher-rated convertible securities.

Limited Partnership Interests. The European Equity Portfolio and the Multi Cap Growth Portfolio may purchase limited partnerships. A limited partnership interest entitles a Portfolio to participate in the investment return of the partnership's assets as defined by the agreement among the partners. As a limited partner, a Portfolio generally is not permitted to participate in the management of the partnership. However, unlike a general partner whose liability is not limited, a limited partner's liability generally is limited to the amount of its commitment to the partnership. A Portfolio that invests in limited partnership interests may invest to the same extent in limited liability company interests. Limited liability company interests have similar characteristics as limited partnership interests.

Mortgage-Backed Securities ("MBS"). Certain Portfolios may invest in mortgage pass-through securities. These securities represent a participation interest in a pool of residential mortgage loans originated by U.S. governmental or private lenders such as banks. They differ from conventional debt securities, which provide for periodic payment of interest in fixed amounts and principal payments at maturity or on specified call dates. Mortgage pass-through securities provide for monthly payments that are a "pass-through" of the monthly interest and principal payments made by the individual borrowers on the pooled mortgage loans. Mortgage pass-through securities may be collateralized by mortgages with fixed rates of interest or adjustable rates. The Portfolios may invest in mortgage pass-through securities that are issued or guaranteed by the U.S. Government. These securities are either direct obligations of the U.S. Government or the issuing agency or instrumentality has the right to borrow from the U.S. Treasury to meet its obligations although the U.S. Treasury is not legally required to extend credit to the agency or instrumentality. Certain of the U.S. government securities purchased by the Portfolios, such as those issued by the Federal National Mortgage Association ("Fannie Mae") and Federal Home Loan Mortgage Corporation ("Freddie Mac"), are not backed by the full faith and credit of the United States and there is a risk that the U.S. Government will not provide financial support to these agencies if it is not obligated to do so by law. In September 2008, the U.S. Treasury Department announced that the U.S. Government would be taking over Freddie Mac and Fannie Mae and placing the companies into a conservatorship. In addition, the U.S. Treasury announced additional steps that it intended to take with respect to the debt and mortgage-backed securities issued by Fannie Mae and Freddie Mac in order to support the conservatorship. No assurance can be given that these initiatives will be successful. The maximum potential liability of the issuers of some U.S. government securities held by the Portfolios may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future.

To the extent the Portfolios invest in mortgage pass-through securities offered by non-governmental issuers, such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers, the Portfolios may be subject to additional risks. Timely payment of interest and principal of non-governmental issuers are supported by various forms of private insurance or guarantees, including individual loan, title, pool and hazard insurance purchased by the issuer. There can be no assurance that the private insurers can meet their obligations under the policies. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of a MBS and could result in losses to the Portfolios. The risk of such defaults is generally higher in the case of mortgage pools that include subprime mortgages. Subprime mortgages refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their mortgages.

Collateralized Mortgage Obligations ("CMOs"). Certain Portfolios may invest in collateralized mortgage obligations ("CMOs"), which are mortgage-backed securities that are collateralized by mortgage loans or mortgage pass-through securities, and multi-class pass-through securities, which are equity interests in a trust composed of mortgage loans or other mortgage-backed securities. Unless the context indicates otherwise, the discussion of CMOs below also applies to multi-class pass through securities.

CMOs may be issued by governmental or government-related entities or by private entities, such as banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market traders. CMOs are issued in multiple classes, often referred to as "tranches," with each tranche having a specific fixed or floating coupon rate and stated maturity or final distribution date. Under the traditional CMO structure, the cash flows generated by the mortgages or mortgage pass-through securities in the collateral pool are used to first pay interest and then pay principal to the holders of the CMOs. Subject to the various provisions of individual CMO issues, the cash flow generated by the underlying collateral (to the extent it exceeds the amount required to pay the stated interest) is used to retire the bonds.

The principal and interest on the underlying collateral may be allocated among the several tranches of a CMO in innumerable ways. In a common CMO structure, the tranches are retired sequentially in the order of their respective stated maturities or final distribution dates (as opposed to the pro-rata return of principal found in traditional pass-through obligations). The fastest-pay tranches would initially receive all principal payments. When those tranches are retired, the next tranches in the sequence receive all of the principal payments until they are retired. The sequential retirement of bond groups continues until the last tranche is retired. Accordingly, the CMO structure allows the issuer to use cash flows of long maturity, monthly-pay collateral to formulate securities with short, intermediate, and long final maturities and expected average lives and risk characteristics.

The primary risk of CMOs is the uncertainty of the timing of cash flows that results from the rate of prepayments on the underlying mortgages serving as collateral and from the structure of the particular CMO transaction (that is, the priority of the individual tranches). An increase or decrease in prepayment rates (resulting from a decrease or increase in mortgage interest rates) may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates and will affect the yield and price of CMOs. In addition, if the collateral securing CMOs or any third-party guarantees are insufficient to make payments, the Portfolio could sustain a loss. The prices of certain CMOs, depending on their structure and the rate of prepayments, can be volatile. Some CMOs may also not be as liquid as other types of mortgage securities. As a result, it may be difficult or impossible to sell the securities at an advantageous time or price.

Privately issued CMOs are arrangements in which the underlying mortgages are held by the issuer, which then issues debt collateralized by the underlying mortgage assets. Such securities may be backed by mortgage insurance, letters of credit, or other credit enhancing features. Although payment of the principal of, and interest on, the underlying collateral securing privately issued CMOs may be guaranteed by the U.S. Government or its agencies and instrumentalities, these CMOs represent obligations solely of the private issuer and are not insured or guaranteed by the U.S. Government, its agencies or instrumentalities or any other person or entity. Privately issued CMOs are subject to prepayment risk due to the possibility that prepayments on the underlying assets will alter the cash flow. Yields on privately issued CMOs have been historically higher than the yields on CMOs backed by mortgages guaranteed by U.S. government agencies or instrumentalities. The risk of loss due to default on privately issued CMOs, however, is historically higher since the U.S. Government has not guaranteed them.

New types of CMO tranches have evolved. These include floating rate CMOs, planned amortization classes, accrual bonds and CMO residuals. These newer structures affect the amount and timing of principal and interest received by each tranche from the underlying collateral. For example, an inverse interest-only class CMO entitles holders to receive no payments of principal and to receive interest at a rate that will vary inversely with a specified index or a multiple thereof. Under certain of these newer structures, given classes of CMOs have priority over others with respect to the receipt of prepayments on the mortgages. Therefore, depending on the type of CMOs in which a Portfolio invests, the investment may be subject to a greater or lesser risk of prepayment than other types of mortgage-backed securities.

CMOs may include real estate investment conduits ("REMICs"). REMICs, which were authorized under the Tax Reform Act of 1986, are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. A REMIC is a CMO that qualifies for special tax treatment under the Code and invests in certain mortgages principally secured by interests in real property.

The Portfolios may invest in, among others, parallel pay CMOs and Planned Amortization Class CMOs ("PAC Bonds"). Parallel pay CMOs are structured to provide payments of principal on each payment date to more than one tranche. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each tranche which, as with other CMO structures, must be retired by its stated maturity date or final distribution date but may be retired earlier. PAC Bonds are a form of parallel pay CMO, with the required principal payment on such securities having the highest priority after interest has been paid to all classes. PAC Bonds generally require payments of a specified amount of principal on each payment date.

Stripped Mortgage-Backed Securities. Certain Portfolios may invest in stripped mortgage-backed securities ("SMBS"). An SMBS is a derivative multi-class mortgage security. SMBS usually are structured with two classes that receive different proportions of the interest and principal distribution on a pool of mortgage assets. In the most extreme case, one class will receive all of the interest (the interest-only or "IO" class), while the other class will receive all of the principal (the principal-only or "PO" class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on such security's yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Portfolio may fail to fully recoup its initial investment in these securities. Conversely, if the underlying mortgage assets experience less than anticipated prepayments of principal, the yield of POs could be materially adversely affected. The market values of IOs and POs are subject to greater risk of fluctuation in response to changes in market rates of interest than many other types of government securities. To the extent the Portfolio invests in IOs and POs, this increases the risk of fluctuations in the net asset value of the Portfolio.

Inverse Floaters. Certain Portfolios may invest in inverse floaters. Inverse floating rate obligations are obligations which pay interest at rates that vary inversely with changes in market rates of interest. Because the interest rate paid to holders of such obligations is generally determined by subtracting a variable or floating rate from a predetermined amount, the interest rate paid to holders of such obligations will decrease as such variable or floating rate increases and increase as such variable or floating rate decreases. Like most other fixed-income securities, the value of inverse floaters will decrease as interest rates increase. They are more volatile, however, than most other fixed-income securities because the coupon rate on an inverse floater typically changes at a multiple of the change in the relevant index rate. Thus, any rise in the index rate (as a consequence of an increase in interest rates) causes a correspondingly greater drop in the coupon rate of an inverse floater, while a drop in the index rate causes a correspondingly greater increase in the coupon of an inverse floater. Some inverse floaters may also increase or decrease substantially because of changes in the rate of prepayments.

Asset-Backed Securities. Certain Portfolios may invest in asset-backed securities. Asset-backed securities utilize the securitization techniques used to develop MBS. These techniques are also applied to a broad range of other assets. Various types of assets, primarily automobile and credit card receivables and home equity loans, are being securitized in pass-through structures similar to the mortgage pass-through structures. These types of securities are known as asset-backed securities. The Portfolio may invest in any type of asset-backed security. Asset-backed securities have risk characteristics similar to MBS. Like MBS, they generally decrease in value as a result of interest rate increases, but may benefit less than other fixed-income securities from declining interest rates, principally because of prepayments. Also, as in the case of MBS, prepayments generally increase during a period of declining interest rates although other factors, such as changes in credit use and payment patterns, may also influence prepayment rates. Asset-backed securities also involve the risk that various federal and state consumer laws and other legal, regulatory and economic factors may result in the collateral backing the securities being insufficient to support payment on the securities.

Commercial Mortgage-Backed Securities ("CMBS").  Certain Portfolios may invest in CMBS. CMBS are generally multi-class or pass-through securities issued by special purpose entities that represent an undivided interest in a portfolio of mortgage loans backed by commercial properties, including, but not limited to, industrial and warehouse properties, office buildings, retail space and shopping malls, hotels, healthcare facilities, multifamily properties and cooperative apartments. Private lenders, such as banks or insurance companies, originate these loans and then sell the loans directly into a CMBS trust or other entity. The commercial mortgage loans that underlie CMBS are generally not amortizing or not fully amortizing. That is, at their maturity date, repayment of the remaining principal balance or "balloon" is due and is repaid through the attainment of an additional loan or sale of this property. An extension of the final payment on commercial mortgages will increase the average life of the CMBS, generally resulting in a lower yield for discount bonds and a higher yield for premium bonds.

CMBS are subject to credit risk and prepayment risk. Although prepayment risk is present, it is of a lesser degree in the CMBS than in the residential mortgage market; commercial real estate property loans often contain provisions which substantially reduce the likelihood that such securities will be prepaid (e.g. significant prepayment penalties on loans and, in some cases, prohibition on principal payments for several years following origination).

Money Market Securities. In addition to the short-term fixed-income securities in which the Portfolios may otherwise invest, the Portfolios may invest in various money market securities for cash management purposes or when assuming a temporary defensive position, which among others may include commercial paper, bankers' acceptances, bank obligations, corporate debt securities, certificates of deposit, U.S. government securities, obligations of savings institutions and repurchase agreements. (This section does not apply to the Money Market Portfolio (other than with respect to European certificates of deposit and repurchase agreements), whose money market instruments are described in its Prospectus.) Such securities are limited to:

U.S. Government Securities. Obligations issued or guaranteed as to principal and interest by the United States or its agencies (such as the Export-Import Bank of the United States, Federal Housing Administration and Government National Mortgage Association) or its instrumentalities (such as the Federal Home Loan Banks), including Treasury bills, notes and bonds;

Bank Obligations. Obligations (including certificates of deposit, time deposits and bankers' acceptances) of banks subject to regulation by the U.S. Government and having total assets of $1 billion or more, and instruments secured by such obligations, not including obligations of foreign branches of domestic banks except to the extent below;

Eurodollar Certificates of Deposit. Eurodollar certificates of deposit issued by foreign branches of domestic banks having total assets of $1 billion or more;

Obligations of Savings Institutions. Certificates of deposit of savings banks and savings and loan associations, having total assets of $1 billion or more;

Fully Insured Certificates of Deposit. Certificates of deposit of banks and savings institutions, having total assets of less than $1 billion, if the principal amount of the obligation is federally insured by the Bank Insurance Fund or the Savings Association Insurance Fund (each of which is administered by the FDIC), limited to $250,000 principal amount per certificate, and to 15% or less of each Portfolio's (other than the Money Market Portfolio's) total assets in all such obligations and in all illiquid assets, in the aggregate, and to 5% or less of the Money Market Portfolio's total assets in all such obligations and in all illiquid assets, in the aggregate;

Commercial Paper. Commercial paper rated within the two highest grades by Standard & Poor's Ratings Services, a division of The McGraw-Hill Companies, Inc. ("S&P"), or by Moody's Investors Service, Inc. ("Moody's") or, if not rated, issued by a company having an outstanding debt issue rated at least AA by S&P or Aa by Moody's; and

Repurchase Agreements. The Portfolios may invest in repurchase agreements. These agreements typically involve the acquisition by the Portfolios of debt securities from a selling financial institution (such as a bank or broker-dealer), coupled with an agreement that the institution will repurchase the underlying security, at a specified price and at a fixed time in the future (or on demand, if applicable). The underlying securities, which serve as collateral for the agreement, will be marked-to-market daily to determine that the value of the collateral, as specified in the agreement, does not decrease below the purchase price plus accrued interest. If such decrease occurs, additional collateral will be requested and, when received, will be added to the account to maintain full collateralization. The Portfolios will accrue interest from the institution until the time when the repurchase is to occur. Although this date is deemed by the Portfolios to be the maturity date of a repurchase agreement, the maturities of securities subject to repurchase agreements are not subject to any limits.

While repurchase agreements involve certain risks not associated with direct investments in debt securities, the Portfolios follow procedures approved by the Trustees that are designed to minimize such risks. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions whose financial condition will be continually monitored by the Adviser and/or Sub-Adviser. In addition, as described above, the value of the collateral underlying the repurchase agreement will be at least equal to the repurchase price which consists of the acquisition price paid to the seller of the securities plus the accrued resale premium, which is defined as the amount specified in the repurchase agreement or the daily amortization of the difference between the acquisition price and the resale price specified in the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, the Portfolios will seek to liquidate such collateral. However, the exercising of a Portfolio's right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Portfolios could suffer a loss. The Money Market Portfolio may invest in repurchase agreements backed by municipal securities and non-governmental collateral such as corporate debt obligations, convertible securities and common and preferred stock. Certain of these securities may be rated below investment grade. A Portfolio will not invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by that Portfolio, amounts to more than 5% of its net assets in the Money Market Portfolio, and 15% of its net assets in the case of each of the other Portfolios. A Portfolio's investments in repurchase agreements may at times be substantial when, in the view of the Portfolio's Adviser and/or Sub-Adviser, liquidity or other conditions warrant.

Zero Coupon Securities. A portion of the fixed-income securities purchased by the Portfolios may be "zero coupon" securities. Such securities are purchased at a discount from their face amount, giving the purchaser the right to receive their full value at maturity. The interest earned on such securities is, implicitly, automatically compounded and paid out at maturity. While such compounding at a constant rate eliminates the risk of receiving lower yields upon reinvestment of interest if prevailing interest rates decline, the owner of a zero coupon security will be unable to participate in higher yields upon reinvestment of interest received if prevailing interest rates rise.

A zero coupon security pays no interest to its holder during its life. Therefore, to the extent the Portfolios invest in zero coupon securities, they will not receive current cash available for distribution to shareholders. In addition, zero coupon securities are subject to substantially greater market price fluctuations during periods of changing prevailing interest rates than are comparable debt securities which make current distributions of interest. Current federal tax law requires that a holder (such as a Portfolio) of a zero coupon security accrue a portion of the discount at which the security was purchased as income each year even though the Portfolio receives no interest payments in cash on the security during the year.

Reverse Repurchase Agreements and Dollar Rolls. Each of the Limited Duration Portfolio, the Income Plus Portfolio and the European Equity Portfolio may use reverse repurchase agreements for purposes of meeting redemptions or as part of its investment strategy. The Limited Duration Portfolio may also use dollar rolls as part of its investment strategy.

Reverse repurchase agreements involve sales by a Portfolio of assets concurrently with an agreement by the Portfolio to repurchase the same assets at a later date at a fixed price. Reverse repurchase agreements involve the risk that the market value of the securities a Portfolio is obligated to purchase under the agreement may decline below the repurchase price. These transactions are only advantageous if the interest cost to the Fund of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise. Opportunities to achieve this advantage may not always be available, and the Portfolios intend to use the reverse repurchase technique only when it will be to its advantage to do so.

The Portfolios will earmark cash or segregate liquid assets or establish a segregated account in which it will maintain cash, U.S. government securities or other appropriate liquidity portfolio securities equal in value to its obligations in respect of reverse repurchase agreements. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, a Portfolio's use of the proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Portfolio's obligation to repurchase the securities.

Dollar rolls involve a Portfolio selling securities for delivery in the current month and simultaneously contracting to repurchase substantially similar (same type and coupon) securities on a specified future date. During the roll period, a Portfolio will forgo principal and interest paid on the securities. A Portfolio is compensated by the difference between the current sales price and the lower forward price for the future purchase (often referred to as the "drop") as well as by the interest earned on the cash proceeds of the initial sale.

Reverse repurchase agreements and dollar rolls are speculative techniques involving leverage and are considered borrowings by a Portfolio. With respect to each of the Income Plus Portfolio and the European Equity Portfolio, reverse repurchase agreements may not exceed 10% of those Portfolio's total assets.

The use of leverage may cause a Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking requirements. Leverage, including borrowing, may cause a Portfolio to be more volatile than if the Portfolio had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Portfolio's portfolio securities. All forms of borrowing (including reverse repurchase agreements) are limited in the aggregate and may not exceed 33 1/3% of a Portfolio's total assets, except as permitted by law.

Real Estate Investment Trusts ("REITs") and Foreign Real Estate Companies. Certain Portfolios may invest in REITs and foreign real estate companies, which are similar to entities organized and operated as REITs in the United States. REITs and foreign real estate companies pool investors' funds for investment primarily in real estate properties or real estate-related loans. REITs and foreign real estate companies generally derive their income from rents on the underlying properties or interest on the underlying loans, and their value is impacted by changes in the value of the underlying property or changes in interest rates affecting the underlying loans owned by the REITs and/or foreign real estate companies. REITs and foreign real estate companies are more susceptible to risks associated with the ownership of real estate and the real estate industry in general. These risks can include fluctuations in the value of underlying properties; defaults by borrowers or tenants; market saturation; changes in general and local economic conditions; decreases in market rates for rents; increases in competition, property taxes, capital expenditures or operating expenses; and other economic, political or regulatory occurrences affecting the real estate industry. In addition, REITs and foreign real estate companies depend upon specialized management skills, may not be diversified (which may increase the volatility of a REIT's and/or a foreign real estate company's value), may have less trading volume and may be subject to more abrupt or erratic price movements than the overall securities market. Foreign real estate companies may be subject to laws, rules and regulations governing those entities and their failure to comply with those laws, rules and regulations could negatively impact the performance of those entities. Operating REITs and foreign real estate companies requires specialized management skills and a Portfolio indirectly bears REIT and foreign real estate company management expenses along with the direct expenses of the Portfolio. REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Code. REITs are subject to the risk of failing to qualify for tax-free pass-through income under the Code.

Loans of Portfolio Securities. Each Portfolio may lend its portfolio securities to brokers, dealers, banks and other institutional investors. By lending its portfolio securities, the Portfolio attempts to increase its net investment income through the receipt of interest on the cash collateral with respect to the loan or fees received from the borrower in connection with the loan. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of a Portfolio. The Portfolios employ an agent to implement the securities lending program and the agent receives a fee from the Portfolio for its services. No Portfolio will lend more than 33 1/3% of the value of its total assets.

Each Portfolio may lend its portfolio securities so long as the terms, structure and the aggregate amount of such loans are not inconsistent with the Investment Company Act or the rules and regulations or interpretations of the SEC thereunder, which currently require that (i) the borrower pledge and maintain with the Portfolio collateral consisting of liquid, unencumbered assets having a value not less than 100% of the value of the securities loaned; (ii) the borrower add to such collateral whenever the price of the securities loaned rises (i.e., the borrower "marks-to-market" on a daily basis); (iii) the loan be made subject to termination by the Portfolio at any time; and (iv) the Portfolio receives a reasonable return on the loan (which may include the Portfolio investing any cash collateral in interest bearing short-term investments), any distributions on the loaned securities and any increase in their market value. In addition, voting rights may pass with the loaned securities, but a Portfolio will retain the right to call any security in anticipation of a vote that its Adviser and/or Sub-Adviser deem material to the security on loan.

There may be risks of delay and costs involved in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. These delays and costs could be greater for foreign securities. However, loans will be made only to borrowers deemed by the Adviser or Sub-Adviser to be creditworthy and when, in the judgment of the Adviser and/or Sub-Adviser, the income which can be earned from such securities loans justifies the attendant risk. All relevant facts and circumstances, including the creditworthiness of the broker, dealer, bank or institution, will be considered in making decisions with respect to the lending of securities, subject to review by the Fund's Board of Trustees. A Portfolio also bears the risk that the reinvestment of collateral will result in a principal loss. Finally, there is the risk that the price of the securities will increase while they are on loan and the collateral will not be adequate to cover their value.

When-Issued and Delayed Delivery Securities and Forward Commitments. From time to time, each Portfolio may purchase securities on a when-issued or delayed delivery basis or may purchase or sell securities on a forward commitment basis. When these transactions are negotiated, the price is fixed at the time of the commitment, but delivery and payment may take place a month or more after the date of commitment. While a Portfolio will only purchase securities on a when-issued, delayed delivery or forward commitment basis with the intention of acquiring the securities, the Portfolio may sell the securities before the settlement date, if it is deemed advisable. The securities so purchased or sold are subject to market fluctuation and no interest or dividends accrue to the purchaser prior to the settlement date.

At the time a Portfolio makes the commitment to purchase or sell securities on a when-issued, delayed delivery or forward commitment basis, it will record the transaction and thereafter reflect the value, each day, of such security purchased, or if a sale, the proceeds to be received, in determining its net asset value. At the time of delivery of the securities, their value may be more or less than the purchase or sale price. An increase in the percentage of a Portfolio's assets committed to the purchase of securities on a when-issued, delayed delivery or forward commitment basis may increase the volatility of its net asset value. A Portfolio will also earmark cash or segregate liquid assets or establish a segregated account on the Portfolio's books in which it will continually maintain cash or cash equivalents or other liquid portfolio securities equal in value to commitments to purchase securities on a when-issued, delayed delivery or forward commitment basis.

When, As and If Issued Securities. Each Portfolio, other than the Money Market Portfolio, may purchase securities on a "when, as and if issued" basis, under which the issuance of the security depends upon the occurrence of a subsequent event, such as approval of a merger, corporate reorganization or debt restructuring. The commitment for the purchase of any such security will not be recognized in a Portfolio until the Adviser and/or Sub-Adviser determine that issuance of the security is probable. At that time, the Portfolio will record the transaction and, in determining its net asset value, will reflect the value of the security daily. At that time, the Portfolio will also earmark cash or segregate liquid assets or establish a segregated account on the Portfolio's books in which it will maintain cash, cash equivalents or other liquid portfolio securities equal in value to recognized commitments for such securities.

An increase in the percentage of the Portfolio assets committed to the purchase of securities on a "when, as and if issued" basis may increase the volatility of its net asset value. A Portfolio may also sell securities on a "when, as and if issued" basis, provided that the issuance of the security will result automatically from the exchange or conversion of a security owned by the Portfolio at the time of sale.

Private Placements and Restricted Securities. The Money Market Portfolio may invest up to 5% of its net assets, determined at the time of investment, in securities which are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "Securities Act"), or which are otherwise not readily marketable; each of the Income Plus Portfolio, the Multi Cap Growth Portfolio, the European Equity Portfolio and the Limited Duration Portfolio may invest up to 15% of its net assets, determined at the time of investment, in such restricted securities. (With respect to these Portfolios, securities eligible for resale pursuant to Rule 144A under the Securities Act, and determined to be liquid pursuant to the procedures discussed in the following paragraph, are not subject to the foregoing restriction.) These securities are generally referred to as private placements or restricted securities. Such securities may involve a higher degree of business and financial risk that can result in substantial losses. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. To the extent these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Portfolios or less than what may be considered the fair value of such securities. Furthermore, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements which might be applicable if their securities were publicly traded. The illiquidity of the market, as well as the lack of publicly available information regarding these securities, may also adversely affect the ability to arrive at a fair value for certain securities at certain times and could make it difficult for the Fund to sell certain securities. If such securities are required to be registered under the securities laws of one or more jurisdictions before being sold, the Portfolios may be required to bear the expenses of registration.

Rule 144A permits the above-listed Portfolios to sell restricted securities to qualified institutional buyers without limitation. The Adviser and/or Sub-Adviser, pursuant to procedures adopted by the Trustees, will make a determination as to the liquidity of each restricted security purchased by a Portfolio. If a restricted security is determined to be "liquid," the security will not be included within the category "illiquid securities," which may not exceed, as to the Money Market Portfolio, 5% of the Portfolio's net assets, determined at the time of investment, and, as to each of the other Portfolios listed above, 15% of the Portfolio's net assets, determined at the time of investment, as more fully described under "Fund Policies/Investment Restrictions" below. However, investing in Rule 144A securities could have the effect of increasing the level of Portfolio illiquidity to the extent a Portfolio, at a particular point in time, may be unable to find qualified institutional buyers interested in purchasing such securities.

Private Investments in Public Equity. The European Equity Portfolio and the Multi Cap Growth Portfolio may purchase equity securities in a private placement that are issued by issuers who have outstanding, publicly-traded equity securities of the same class ("private investments in public equity" or "PIPES"). Shares in PIPES generally are not registered with the SEC until after a certain time period from the date the private sale is completed. This restricted period can last many months. Until the public registration process is completed, PIPES are restricted as to resale and a Portfolio cannot freely trade the securities. Generally such restrictions cause the PIPES to be illiquid during this time. PIPES may contain provisions that the issuer will pay specified financial penalties to the holder if the issuer does not publicly register the restricted equity securities within a specified period of time, but there is no assurance that the restricted equity securities will be publicly registered, or that the registration will remain in effect.

Warrants and Subscription Rights. Each Portfolio, other than the Money Market Portfolio and the Income Plus Portfolio, may acquire warrants and subscription rights attached to other securities. In addition, each of the European Equity Portfolio and the Multi Cap Growth Portfolio may invest up to 5% of its assets in warrants not attached to other securities, with a limit of up to 2% of its total assets in warrants that are not listed on the New York Stock Exchange, Inc. ("NYSE") or other exchange. A warrant is, in effect, an option to purchase equity securities at a specific price, generally valid for a specific period of time, and has no voting rights, pays no dividends and has no rights with respect to the corporation issuing it.

A subscription right is a privilege granted to existing shareholders of a corporation to subscribe to shares of a new issue of common stock before it is offered to the public. A subscription right normally has a life of two to four weeks and a subscription price lower than the current market value of the common stock.

Public Bank Loans. The Income Plus Portfolio may invest in public loans made by banks or other financial institutions, which may be rated investment grade (Baa or higher by Moody's, or BBB or higher by S&P) or below investment grade (below Baa by Moody's or below BBB by S&P). Public bank loans are privately negotiated loans for which information about the issuer has been made publicly available. However, public bank loans are not registered under the Securities Act and are not publicly traded. They usually are second lien loans normally lower in priority of payment to senior loans, but have seniority in a company's capital structure to other claims, such as subordinated corporate bonds or publicly-issued equity so that in the event of bankruptcy or liquidation, the company is required to pay down these second lien loans prior to such other lower-ranked claims on their assets. Bank loans normally pay floating rates that reset frequently, and as a result, protect investors from increases in interest rates.

Bank loans generally are negotiated between a borrower and several financial institutional lenders represented by one or more lenders acting as agent of all the lenders. The agent is responsible for negotiating the loan agreement that establishes the terms and conditions of the loan and the rights of the borrower and the lenders, monitoring any collateral, and collecting principal and interest on the loan. By investing in a loan, the Portfolio becomes a member of a syndicate of lenders. Certain bank loans are illiquid, meaning that the Portfolio may not be able to sell them quickly at a fair price. Illiquid securities are also difficult to value. To the extent a bank loan has been deemed illiquid, it will be subject to the Portfolio's restriction on investments in illiquid securities. The secondary market for bank loans may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods.

Bank loans are subject to the risk of default. Default in the payment of interest or principal on a loan will result in a reduction of income to the Portfolio, a reduction in the value of the loan, and a potential decrease in the Portfolio's net asset value. The risk of default will increase in the event of an economic downturn or a substantial increase in interest rates. Bank loans are subject to the risk that the cash flow of the borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments. As discussed above, however, because bank loans reside higher in the capital structure than high yield bonds, default losses have been historically lower in the bank loan market. Bank loans that are rated below investment grade share the same risks of other below investment grade securities.

Foreign Investment. The Portfolios may invest in foreign securities. Investing in foreign securities involves certain special considerations which are not typically associated with investments in the securities of U.S. issuers. Foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards and may have policies that are not comparable to those of domestic issuers. As a result, there may be less information available about foreign issuers than about domestic issuers. Securities of some foreign issuers may be less liquid and more volatile than securities of comparable domestic issuers. There is generally less government supervision and regulation of stock exchanges, brokers and listed issuers than in the United States. In addition, with respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, political and social instability, or diplomatic development which could affect U.S. investments in those countries. The costs of investing in foreign countries frequently are higher than the costs of investing in the United States. Although the Adviser and Sub-Adviser endeavor to achieve the most favorable execution costs in portfolio transactions, fixed commissions on many foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges. In addition, investments in certain foreign markets which have historically been considered stable may become more volatile and subject to increased risk due to ongoing developments and changing conditions in such markets. Moreover, the growing interconnectivity of global economies and financial markets has increased the probability that adverse developments and conditions in one country or region will affect the stability of economies and financial markets in other countries or regions.

Investments in securities of foreign issuers may be denominated in foreign currencies. Accordingly, the value of a Portfolio's assets, as measured in U.S. dollars, may be affected favorably or unfavorably by changes in currency exchange rates and in exchange control regulations. A Portfolio may incur costs in connection with conversions between various currencies.

Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, entities and/or individuals, changes in international trading patterns, trade barriers, and other protectionist or retaliatory measures. Economic sanctions could, among other things, effectively restrict or eliminate a Portfolio's ability to purchase or sell securities or groups of securities for a substantial period of time, and may make a Portfolio's investments in such securities harder to value. International trade barriers or economic sanctions against foreign countries, organizations, entities and/or individuals, may adversely affect a Portfolio's foreign holdings or exposures. Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets, or the imposition of punitive taxes. Governmental actions can have a significant effect on the economic conditions in foreign countries, which also may adversely affect the value and liquidity of a Portfolio's investments. For example, the governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain sectors or industries. In addition, a foreign government may limit or cause delay in the convertibility or repatriation of its currency which would adversely affect the U.S. dollar value and/or liquidity of investments denominated in that currency. Any of these actions could severely affect security prices, impair a Portfolio's ability to purchase or sell foreign securities or transfer a Portfolio's assets back into the U.S., or otherwise adversely affect a Portfolio's operations. Certain foreign investments may become less liquid in response to market developments or adverse investor perceptions, or become illiquid after purchase by a Portfolio, particularly during periods of market turmoil. Certain foreign investments may become illiquid when, for instance, there are few, if any, interested buyers and sellers or when dealers are unwilling to make a market for certain securities. When a Portfolio holds illiquid investments, its portfolio may be harder to value.

Certain foreign governments levy withholding or other taxes on dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion of foreign withholding taxes will reduce the income received from investments in such countries.

The Adviser and/or Sub-Adviser may consider an issuer to be from a particular country (including the United States) or geographic region if (i) its principal securities trading market is in that country or geographic region; (ii) alone or on a consolidated basis it derives 50% or more of its annual revenue from goods produced, sales made or services performed in that country or geographic region; or (iii) it is organized under the laws of, or has a principal office in that country or geographic region. By applying these tests, it is possible that a particular issuer could be deemed to be from more than one country or geographic region.

Emerging Market Securities. Each Portfolio, except the Money Market Portfolio, may invest in emerging market securities. An emerging market security is one issued by a foreign government or private issuer that has one or more of the following characteristics: (i) its principal securities trading market is in an emerging market or developing country, (ii) alone or on a consolidated basis it derives 50% or more of its annual revenue from goods produced, sales made or services performed in emerging markets, or (iii) it is organized under the laws of, or has a principal office in, an emerging market or developing country. Based on these criteria it is possible for a security to be considered issued by an issuer in more than one country. Therefore, it is possible for the securities of any issuer that has one or more of these characteristics in connection with any emerging market or developing country not to be considered an emerging market security if it has one or more of these characteristics in connection with a developed country.

Emerging market describes any country which is generally considered to be an emerging or developing country by major organizations in the international financial community, such as the International Bank for Reconstruction and Development (more commonly known as the World Bank) and the International Finance Corporation.

The economies of individual emerging market or developing countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation or deflation, currency depreciation, capital reinvestment, resource self-sufficiency and balance of payments position. Further, the economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been, and may continue to be, adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures. These economies also have been, and may continue to be, adversely effected by economic conditions in the countries with which they trade.

Prior governmental approval for foreign investments may be required under certain circumstances in some emerging market or developing countries, and the extent of foreign investment in certain fixed-income securities and domestic companies may be subject to limitation in other emerging market or developing countries. Foreign ownership limitations also may be imposed by the charters of individual companies in emerging market or developing countries to prevent, among other concerns, violation of foreign investment limitations. Repatriation of investment income, capital and the proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging market or developing countries. A Portfolio could be adversely affected by delays in, or a refusal to grant, any required governmental registration or approval for such repatriation. Any investment subject to such repatriation controls will be considered illiquid if it appears reasonably likely that this process will take more than seven days.

Investment in emerging market or developing countries may entail purchasing securities issued by or on behalf of entities that are insolvent, bankrupt, in default or otherwise engaged in an attempt to reorganize or reschedule their obligations and in entities that have little or no proven credit rating or credit history. In any such case, the issuer's poor or deteriorating financial condition may increase the likelihood that a Portfolio will experience losses or diminution in available gains due to bankruptcy, insolvency or fraud. Emerging market or developing countries also pose the risk of nationalization, expropriation or confiscatory taxation, political changes, government regulation, social instability or diplomatic development (including war) that could affect adversely the economies of such countries or the value of a Portfolio's investments in those countries. In addition, it may be difficult to obtain and enforce a judgment in a court outside the United States.

Investments in emerging markets may also be exposed to an extra degree of custodial and/or market risk, especially where the securities purchased are not traded on an official exchange or where ownership records regarding the securities are maintained by an unregulated entity (or even the issuer itself).

European Investments.  A principal risk factor associated with investment in the European Equity Portfolio relates to the Portfolio's investments in Europe. In particular, adverse political, social or economic developments in Europe, or in a particular European country, could cause a substantial decline in the value of the Portfolio. European countries include both developed and emerging markets and these risks are heightened with respect to the Portfolio's investments in less developed European markets. In addition, because the Portfolio's investments are concentrated in Europe, the Portfolio's performance may be more volatile than if the Portfolio held a more geographically diversified set of investments.

The economies of European countries have become increasingly interconnected due to, among other things, the membership of many European countries in the European Union ("EU") and/or the European Economic and Monetary Union ("EMU"). The EU and EMU have worked to establish a single European market with a common trade policy and a single currency. Many member states have adopted the Euro as their single currency and no longer control their own monetary policy. As a result, governments of such countries have less flexibility in the face of economic downturns in their local economies. In addition, the

Portfolio's investments could be adversely affected in the event that one or more countries were to abandon the Euro, which could cause a decline in the value of the Euro and investments tied to those countries.

These concerns have increased in light of the recent global economic crisis that resulted in severe recessions in many European countries and pushed several smaller European economies toward bankruptcy. As a result of the crisis, some European countries may be dependent on assistance from other European governments and institutions or multilateral agencies and offices for continued financing of their economies. Such assistance may be dependent on a country's implementation of reforms or reaching a certain level of performance and failure of a country to reach those objectives or an insufficient level of assistance could adversely affect the Portfolio's investments. While certain of the larger European countries have shown signs of recovery, significant risks to growth continue to threaten a potential recovery. These factors include high levels of government debt and deficits, over-regulation and aging populations. Many countries in Europe have adopted measures and are working on regulatory initiatives aimed at increasing the liquidity and stability of financial markets. There is no guarantee that such initiatives will be successful and additional regulation will likely result in increased costs for European market participants.

Brady Bonds. Brady Bonds are both emerging market securities and foreign fixed-income securities. They are created by exchanging existing commercial bank loans to foreign entities for new obligations for the purpose of restructuring the issuers' debts under a plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady (the Brady Plan). They may be collateralized or uncollateralized and issued in various currencies (although most are dollar-denominated). They are actively traded in the OTC secondary market. The Portfolios will only invest in Brady Bonds consistent with quality specifications.

Dollar-denominated, collateralized Brady Bonds may be fixed rate par bonds or floating rate discount bonds. These Brady Bonds are generally collateralized in full as to principal due at maturity by U.S. Treasury Zero Coupon Obligations having the same maturity as the Brady Bonds. Interest payments on these Brady Bonds generally are collateralized by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of rolling interest payments or, in the case of floating rate bonds, initially is equal to at least one year's rolling interest payments based on the applicable interest rate at that time and is adjusted at regular intervals thereafter. Certain Brady Bonds are entitled to "value recovery payments" in certain circumstances, which in effect constitute supplemental interest payments but generally are not collateralized.

Brady Bonds are often viewed as having three or four valuation components: (i) the collateralized repayment of principal at final maturity; (ii) the collateralized interest payments; (iii) the uncollateralized interest payments; and (iv) any uncollateralized repayment of principal at maturity (these uncollateralized amounts constitute the "residual risk"). In the event of a default with respect to collateralized Brady Bonds as a result of which the payment obligations of the issuer are accelerated, the U.S. Treasury Zero Coupon Obligations held as collateral for the payment of principal will not be distributed to investors, nor will such obligations be sold and the proceeds distributed. The collateral will be held by the collateral agent to the scheduled maturity of the defaulted Brady Bonds, which will continue to be outstanding, at which time the face amount of the collateral will equal the principal payments due on the Brady Bonds in the normal course. However, Brady Bonds should be viewed as speculative in light of the history of default with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds.

Floating and Variable Rate Obligations. Certain Portfolios may purchase floating and variable rate obligations, including floating and variable rate municipal obligations. The value of these obligations is generally more stable than that of a fixed rate obligation in response to changes in interest rate levels. Subject to the conditions for using amortized cost valuation under the Investment Company Act, a Portfolio may consider the maturity of a variable or floating rate obligation to be shorter than its ultimate stated maturity if the obligation is a U.S. Treasury Obligation or U.S. Government Security, if the obligation has a remaining maturity of 397 calendar days or less, or if the obligation has a demand feature that permits the Portfolio to receive payment at any time or at specified intervals not exceeding 397 calendar days. The issuers or financial intermediaries providing demand features may support their ability to purchase the obligations by obtaining credit with liquidity supports. These may include lines of credit, which are conditional commitments to lend, and letters of credit, which will ordinarily be irrevocable, both of which may be issued by domestic banks or foreign banks which have a branch, agency or subsidiary in the United States. A Portfolio may purchase variable or floating rate obligations from the issuers or may purchase certificates of participation, a type of floating or variable rate obligation, which are interests in a pool of debt obligations held by a bank or other financial institution. Certain of these obligations may be in the form of preferred shares of registered closed-end investment companies.

Sovereign Debt. Debt obligations known as "sovereign debt" are obligations of governmental issuers in emerging market countries and industrialized countries. Certain emerging market or developing countries are among the largest debtors to commercial banks and foreign governments. The issuer or governmental authority that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or pay interest when due in accordance with the terms of such obligations.

A governmental entity's willingness or ability to repay principal and pay interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the government's dependence on expected disbursements from third-parties, the government's policy toward the International Monetary Fund and the political constraints to which a government may be subject. Governmental entities may also be dependent on expected disbursements from foreign governments, multilateral agencies and others abroad to reduce principal and interest arrearages on their debt. The commitment on the part of these governments, agencies and others to make such disbursements may be conditioned on a debtor's implementation of economic reforms or economic performance and the timely service of such debtor's obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third-parties' commitments to lend funds to the government debtor, which may further impair such debtor's ability or willingness to timely service its debts. Holders of sovereign debt may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. In addition, no assurance can be given that the holders of commercial bank debt will not contest payments to the holders of other foreign government debt obligations in the event of default under their commercial bank loan agreements. The issuers of the government debt securities in which a Portfolio may invest have in the past experienced substantial difficulties in servicing their external debt obligations, which led to defaults on certain obligations and the restructuring of certain indebtedness. Restructuring arrangements have included, among other things, reducing and rescheduling interest and principal payments by negotiating new or amended credit agreements or converting outstanding principal and unpaid interest to Brady Bonds, and obtaining new credit to finance interest payments. There can be no assurance that the Brady Bonds and other foreign government debt securities in which a Portfolio may invest will not be subject to similar restructuring arrangements or to requests for new credit, which may adversely affect the Portfolio's holdings. Furthermore, certain participants in the secondary market for such debt may be directly involved in negotiating the terms of these arrangements and may therefore have access to information not available to other market participants.

Depositary Receipts. Each Portfolio, except the Money Market Portfolio, may invest in depositary receipts. Depositary receipts represent an ownership interest in securities of foreign companies (an "underlying issuer") that are deposited with a depositary. Depositary receipts are not necessarily denominated in the same currency as the underlying securities. Depositary receipts include American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs") and other types of Depositary Receipts (which, together with ADRs and GDRs, are hereinafter collectively referred to as "Depositary Receipts"). ADRs are dollar-denominated Depositary Receipts typically issued by a U.S. financial institution which evidence an ownership interest in a security or pool of securities issued by a foreign issuer. ADRs are listed and traded in the United States. GDRs and other types of Depositary Receipts are typically issued by foreign banks or trust companies, although they also may be issued by U.S. financial institutions, and evidence ownership interests in a security or pool of securities issued by either a foreign or a U.S. corporation. Generally, Depositary Receipts in registered form are designed for use in the U.S. securities market and Depositary Receipts in bearer form are designed for use in securities markets outside the United States.

Depositary Receipts may be "sponsored" or "unsponsored." Sponsored Depositary Receipts are established jointly by a depositary and the underlying issuer, whereas unsponsored Depositary Receipts may be established by a depositary without participation by the underlying issuer. Holders of unsponsored Depositary Receipts generally bear all the costs associated with establishing unsponsored Depositary Receipts. In addition, the issuers of the securities underlying unsponsored Depositary Receipts are not obligated to disclose material information in the United States and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the Depositary Receipts. For purposes of a Portfolio's investment policies, the Portfolio's investments in Depositary Receipts will be deemed to be an investment in the underlying securities, except that ADRs may be deemed to be issued by a U.S. issuer.

Investment Company Securities. Investment company securities are securities of other open-end, closed-end and unregistered investment companies, including foreign investment companies, hedge funds and exchange-traded funds. Each Portfolio may invest in investment company securities as may be permitted by (i) the Investment Company Act; (ii) the rules and regulations promulgated by the SEC under the Investment Company Act; or (iii) an exemption or other relief applicable to the Portfolio from provisions of the Investment Company Act. The Investment Company Act generally prohibits an investment company from acquiring more than 3% of the outstanding voting shares of an investment company and limits such investments to no more than 5% of a Portfolio's total assets in any one investment company, and no more than 10% in any combination of investment companies. Each Portfolio may invest in investment company securities of investment companies managed by the Adviser or its affiliates to the extent permitted under the Investment Company Act or as otherwise authorized by the SEC. To the extent a Portfolio invests a portion of its assets in investment company securities, those assets will be subject to the risks of the purchased investment company's portfolio securities, and a shareholder in the Portfolio will bear not only his proportionate share of the expenses of the Portfolio, but also, indirectly the expenses of the purchased investment company.

To the extent permitted by applicable law, the Portfolios may invest all or some of its short term cash investments in any money market fund advised or managed by the Adviser or its affiliates. In connection with any such investments, a Portfolio, to the extent permitted by the Investment Company Act, will pay its share of all expenses (other than advisory and administrative fees) of a money market fund in which it invests which may result in the Portfolio bearing some additional expenses.

Exchange-Traded Funds ("ETFs"). Each Portfolio may invest in shares of various ETFs. Investments in ETFs are subject to a variety of risks, including risks of a direct investment in the underlying securities that the ETF holds. For example, the general level of stock prices may decline, thereby adversely affecting the value of the underlying investments of the ETF and, consequently, the value of the ETF. In addition, the market value of the ETF shares may differ from their net asset value because the supply and demand in the market for ETF shares at any point is not always identical to the supply and demand in the market for the underlying securities. Also, ETFs that track particular indices typically will be unable to match the performance of the index exactly due to, among other things, the ETF's operating expenses and transaction costs. ETFs typically incur fees that are separate from those fees incurred directly by the Portfolios. Therefore, as a shareholder in an ETF (as with other investment companies), a Portfolio would bear its ratable share of that entity's expenses. At the same time, the Portfolio would continue to pay its own investment management fees and other expenses. As a result, a Portfolio and its shareholders, in effect, will be absorbing duplicate levels of fees with respect to investments in ETFs.

Borrowing.  In seeking to increase income, the Income Plus Portfolio may borrow to purchase securities. Such borrowing may not exceed 25% of the Portfolio's assets. Each Portfolio, except the Income Plus Portfolio, has an operating policy, which may be changed by the Fund's Board of Trustees, not to borrow except from a bank for temporary or emergency purposes in amounts not exceeding 5% (taken at the lower of cost or current value) of its total assets (not including the amount borrowed). Should the Board of Trustees remove this operating policy, the Portfolios would be permitted to borrow money from banks in accordance with the Investment Company Act or the rules and regulations promulgated by the SEC thereunder. Currently, the Investment Company Act permits a fund to borrow money from banks in an amount up to 33 1/3% of its total assets (including the amount borrowed) less its liabilities (not including any borrowings but including the fair market value at the time of computation of any other senior securities then outstanding). The Portfolios may also borrow an additional 5% of their total assets without regard to the foregoing limitation for temporary purposes such as clearance of portfolio transactions. The Portfolios will only borrow when the Adviser and/or Sub-Adviser believe that such borrowings will benefit the Portfolios after taking into account considerations such as interest income and possible gains or losses upon liquidation. The Portfolios will maintain asset coverage in accordance with the Investment Company Act.

Borrowing by a Portfolio creates an opportunity for increased net income but, at the same time, creates special risks. For example, leveraging may exaggerate changes in and increase the volatility of the net asset value of Portfolio shares. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of a Portfolio's portfolio securities. The use of leverage also may cause a Portfolio to liquidate portfolio positions when it may not be advantageous to do so in order to satisfy its obligations or to maintain asset coverage.

In general, a Portfolio may not issue any class of senior security, except that the Portfolio may (i) borrow from banks, provided that immediately following any such borrowing there is an asset coverage of at least 300% for all Portfolio borrowings and in the event such asset coverage falls below 300% the Portfolio will within three days or such longer period as the SEC may prescribe by rules and regulations, reduce the amount of its borrowings to an extent that the asset coverage of such borrowings shall be at least 300%, and (ii) engage in trading practices which could be deemed to involve the issuance of a senior security, including but not limited to options, futures, forward contracts and reverse repurchase agreements, provided that the Portfolio earmarks cash or segregates liquid assets in accordance with applicable SEC regulations and interpretations.

Contracts for Difference ("CFDs"). Certain Portfolios may purchase CFDs. A CFD is a privately negotiated contract between two parties, buyer and seller, stipulating that the seller will pay to or receive from the buyer the difference between the nominal value of the underlying instrument at the opening of the contract and that instrument's value at the end of the contract. The underlying instrument may be a single security, stock basket or index. A CFD can be set up to take either a short or long position on the underlying instrument. The buyer and seller are both required to post margin, which is adjusted daily. The buyer will also pay to the seller a financing rate on the notional amount of the capital employed by the seller less the margin deposit. A CFD is usually terminated at the buyer's initiative. The seller of the CFD will simply match the exposure of the underlying instrument in the open market and the parties will exchange whatever payment is due.

As is the case with owning any financial instrument, there is the risk of loss associated with buying a CFD. For example, if the Portfolio buys a long CFD and the underlying security is worth less at the end of the contract, the Portfolio would be required to make a payment to the seller and would suffer a loss. Also, there may be liquidity risk if the underlying instrument is illiquid because the liquidity of a CFD is based on the liquidity of the underlying instrument. A further risk is that adverse movements in the underlying security will require the buyer to post additional margin. CFDs also carry counterparty risk, i.e., the risk that the counterparty to the CFD transaction may be unable or unwilling to make payments or to otherwise honor its financial obligations under the terms of the contract. If the counterparty were to do so, the value of the contract, and of the Portfolio's shares, may be reduced.

To the extent that there is an imperfect correlation between the return on the Portfolio's obligation to its counterparty under the CFDs and the return on related assets in its portfolio, the CFD transaction may increase the Portfolio's financial risk. The Portfolio will not enter into a CFD transaction that is inconsistent with its investment objective, policies and strategies.

Municipal Obligations.  Municipal obligations are securities issued by state and local governments and their agencies. These securities typically are "general obligation" or "revenue" bonds, notes or commercial paper, including participations in lease obligations and installment purchase contracts of municipalities. These obligations may have fixed, variable or floating rates. To the extent a Portfolio invests in municipal obligations issued by state and local governments and their agencies, the Portfolio may be susceptible to political, economic, regulatory or other factors affecting issuers of these municipal obligations.

Additional Information Concerning the Limited Duration Portfolio. The Limited Duration Portfolio's investments in preferred stocks are limited to those rated in one of the four highest categories by a nationally recognized statistical rating organization ("NRSRO"), including Moody's, S&P and Fitch Ratings. Investments in securities rated within the four highest rating categories by a NRSRO are considered "investment grade." However, such securities rated within the fourth highest rating category by a NRSRO may have speculative characteristics and, therefore, changes in economic conditions or other circumstances are more likely to weaken their capacity to make principal and interest payments than would be the case with investments in securities with higher credit ratings.

Derivatives. Certain Portfolios may, but are not required to, use various derivatives and related investment strategies as described below. Derivatives may be used for a variety of purposes including hedging, risk management, portfolio management or to earn income. Any or all of the investment techniques described herein may be used at any time and there is no particular strategy that dictates the use of one technique rather than another, as the use of any derivative by a Portfolio is a function of numerous variables, including market conditions. The Portfolios comply with applicable regulatory requirements when using derivatives, including the earmarking of cash or segregation of liquid assets when mandated by SEC rules or SEC staff positions. Although the Adviser and/or Sub-Adviser seek to use derivatives to further a Portfolio's investment objective(s), no assurance can be given that the use of derivatives will achieve this result.

General Risks of Derivatives.

Derivatives utilized by the Portfolios may involve the purchase and sale of derivative instruments. A derivative is a financial instrument the value of which depends upon (or derives from) the value of another asset, security, interest rate or index. Derivatives may relate to a wide variety of underlying instruments, including equity and debt securities, indices, interest rates, currencies and other assets. Certain derivative instruments which the Portfolios may use and the risks of those instruments are described in further detail below. A Portfolio may in the future also utilize derivatives techniques, instruments and strategies that may be newly developed or permitted as a result of regulatory changes, consistent with the Portfolio's investment objective(s) and policies. Such newly developed techniques, instruments and strategies may involve risks different than or in addition to those described herein. No assurance can be given that any derivatives strategy employed by a Portfolio will be successful.

The risks associated with the use of derivatives are different from, and possibly greater than, the risks associated with investing directly in the instruments underlying such derivatives. Derivatives are highly specialized instruments that require investment techniques and risk analyses different from other portfolio investments. The use of derivative instruments requires an understanding not only of the underlying instrument but also of the derivative itself. Certain risk factors generally applicable to derivative transactions are described below.

•  Derivatives are subject to the risk that the market value of the derivative itself or the market value of underlying instruments will change in a way adverse to a Portfolio's interests. The Portfolio bears the risk that the Adviser and/or Sub-Adviser may incorrectly forecast future market trends and other financial or economic factors or the value of the underlying security, index, interest rate or currency when establishing a derivatives position for the Portfolio.

•  Derivatives may be subject to pricing risk, which exists when a derivative becomes extraordinarily expensive (or inexpensive) relative to historical prices or corresponding instruments. Under such market conditions, it may not be economically feasible to initiate a transaction or liquidate a position at an advantageous time or price.

•  Many derivatives are complex and often valued subjectively. Improper valuations can result in increased payment requirements to counterparties or a loss of value to the Portfolio.

•  Using derivatives as a hedge against a portfolio investment subjects the Portfolio to the risk that the derivative will have imperfect correlation with the portfolio investment, which could result in the Portfolio incurring substantial losses. This correlation risk may be greater in the case of derivatives based on an index or other basket of securities, as the portfolio securities being hedged may not duplicate the components of the underlying index or the basket may not be of exactly the same type of obligation as those underlying the derivative. The use of derivatives for "cross hedging" purposes (using a derivative based on one instrument as a hedge for a different instrument) may also involve greater correlation risks.

•  While using derivatives for hedging purposes can reduce the Portfolio's risk of loss, it may also limit the Portfolio's opportunity for gains or result in losses by offsetting or limiting the Portfolio's ability to participate in favorable price movements in portfolio investments.

•  Derivatives transactions for non-hedging purposes involve greater risks and may result in losses which would not be offset by increases in the value of portfolio securities or declines in the cost of securities to be acquired. In the event that the Portfolio enters into a derivatives transaction as an alternative to purchasing or selling the underlying instrument or in order to obtain desired exposure to an index or market, the Portfolio will be exposed to the same risks as are incurred in purchasing or selling the underlying instruments directly as well as additional risks associated with derivatives transactions.

•  The use of certain derivatives transactions, including over-the-counter ("OTC") derivatives, involves the risk of loss resulting from the insolvency or bankruptcy of the counterparty to the contract or the failure by the counterparty to make required payments or otherwise comply with the terms of the contract. In the event of default by a counterparty, the Portfolio may have contractual remedies pursuant to the agreements related to the transaction.

•  Liquidity risk exists when a particular derivative is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid, the Portfolio may be unable to initiate a transaction or liquidate a position at an advantageous time or price.

•  While some derivatives are cleared through a regulated, central clearinghouse, many derivatives transactions are not entered into or traded on exchanges or in markets regulated by the U.S. Commodity Futures Trading Commission ("CFTC") or the SEC. Instead, such bilateral OTC derivatives are entered into directly by a Portfolio and a counterparty and may be traded only through financial institutions acting as market makers. OTC derivatives transactions can only be entered into with a willing counterparty that is approved by the Adviser and/or Sub-Adviser in accordance with guidelines established by the Board. Where no such counterparty is available, the Portfolio will be unable to enter into a desired OTC transaction. There also may be greater risk that no liquid secondary market in the trading of OTC derivatives will exist, in which case the Portfolio may be required to hold such instruments until exercise, expiration or maturity. Many of the protections afforded to participants in the cleared derivatives markets are not available to participants in bilateral OTC derivatives transactions. Bilateral OTC derivatives transactions are not subject to the guarantee of a clearinghouse and, as a result, the Portfolio would bear greater risk of default by the counterparties to such transactions.

•  The Portfolio may be required to make physical delivery of portfolio securities underlying a derivative in order to close out a derivatives position or to sell portfolio securities at a time or price at which it may be disadvantageous to do so in order to obtain cash to close out or to maintain a derivatives position.

•  As a result of the structure of certain derivatives, adverse changes in, among other things, interest rates, volatility or the value of the underlying instrument can result in losses substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment.

•  Certain derivatives may be considered illiquid and therefore subject to the Portfolio's limitation on investments in illiquid securities.

•  Derivatives transactions conducted outside the United States may not be conducted in the same manner as those entered into on U.S. exchanges, and may be subject to different margin, exercise, settlement or expiration procedures. Brokerage commissions, clearing costs and other transaction costs may be higher on foreign exchanges. Many of the risks of OTC derivatives transactions are also applicable to derivatives transactions conducted outside the United States. Derivatives transactions conducted outside the United States are subject to the risk of governmental action affecting the trading in, or the prices of, foreign securities, currencies and other instruments. The value of such positions could be adversely affected by foreign political and economic factors; lesser availability of data on which to make trading decisions; delays on the Portfolio's ability to act upon economic events occurring in foreign markets; and less liquidity than U.S. markets.

•  Currency derivatives are subject to additional risks. Currency derivatives transactions may be negatively affected by government exchange controls, blockages and manipulations. Currency exchange rates may be influenced by factors extrinsic to a country's economy. There is no systematic reporting of last sale information with respect to foreign currencies. As a result, the available information on which trading in currency derivatives will be based may not be as complete as comparable data for other transactions. Events could occur in the foreign currency market which will not be reflected in currency derivatives until the following day, making it more difficult for the Portfolio to respond to such events in a timely manner.

Options

An option is a contract that gives the holder of the option the right, but not the obligation, to buy from (in the case of a call option) or sell to (in the case of a put option) the seller of the option (the "option writer") the underlying security at a specified fixed price (the "exercise price") on or prior to a specified date for American options or only at expiration for European options (the "expiration date"). The buyer of the option pays to the option writer the option premium, which is the purchase price of the option.

Exchange-traded options are issued by a regulated intermediary such as the Options Clearing Corporation ("OCC"), which guarantees the performance of the obligations of the parties to such options. OTC options are purchased from or sold to counterparties through direct bilateral agreements between a Portfolio and its counterparties. Certain options, such as options on individual securities, may be settled through physical delivery of the underlying security, whereas other options, such as index options, are settled in cash in an amount based on the difference between the value of the underlying instrument and the strike price, which is then multiplied by a specified multiplier.

Writing Options. Certain Portfolios may write call and put options. As the writer of a call option, the Portfolio receives the premium from the purchaser of the option and has the obligation, upon exercise of the option, to deliver the underlying security upon payment of the exercise price. If the option expires without being exercised the Portfolio is not required to deliver the underlying security and retains the premium received.

The Portfolios may only write call options that are "covered." A call option on a security is covered if (a) the Portfolio owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, such amount is maintained by the Portfolio in earmarked cash or segregated liquid assets) upon conversion or exchange of other securities held by the Portfolio; or (b) the Portfolio has purchased a call on the underlying security, the exercise price of which is (i) equal to or less than the exercise price of the call written, or (ii) greater than the exercise price of the call written, provided the difference is maintained by the Portfolio in earmarked cash or segregated liquid assets.

Selling call options involves the risk that the Portfolio may be required to sell the underlying security at a disadvantageous price, below the market price of such security, at the time the option is exercised. As the writer of a covered call option, the Portfolio forgoes, during the option's life, the opportunity to profit from increases in the market value of the underlying security covering the option above the sum of the premium and the exercise price but retains the risk of loss should the price of the underlying security decline.

Certain Portfolios may write put options. As the writer of a put option, the Portfolio receives the premium from the purchaser of the option and has the obligation, upon exercise of the option, to pay the exercise price and receive delivery of the underlying security. If the option expires without being exercised, the Portfolio is not required to receive the underlying security in exchange for the exercise price and retains the option premium.

The Portfolios may only write put options that are "covered." A put option on a security is covered if (a) the Portfolio segregates or earmarks cash or liquid assets equal to the exercise price; or (b) the Portfolio has purchased a put on the same security as the put written, the exercise price of which is (i) equal to or greater than the exercise price of the put written, or (ii) less than the exercise price of the put written, provided the difference is maintained by the Portfolio in earmarked cash or segregated liquid assets.

Selling put options involves the risk that the Portfolio may be required to buy the underlying security at a disadvantageous price, above the market price of such security, at the time the option is exercised. While the Portfolio's potential gain in writing a covered put option is limited to the premium received plus the interest earned on the liquid assets covering the put option, the Portfolio's risk of loss is equal to the entire value of the underlying security, offset only by the amount of the premium received.

The Portfolios may close out an options position which it has written through a closing purchase transaction. The Portfolio could execute a closing purchase transaction with respect to a written call option by purchasing a call option on the same underlying security and having the same exercise price and expiration date as the call option written by the Portfolio. The Portfolio could execute a closing purchase transaction with respect to a put option written by purchasing a put option on the same underlying security and having the same exercise price and expiration date as the put option written by the Portfolio. A closing purchase transaction may or may not result in a profit to a Portfolio. The Portfolio can close out its position as an option writer only if a liquid market exists for options on the same underlying security and having the same exercise date as the option written by the Portfolio. There is no assurance that such a market will exist with respect to any particular option.

The writer of an American option generally has no control over the time when the option is exercised and the option writer is required to deliver or acquire the underlying security. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option. Thus, the use of options may require the Portfolio to buy or sell portfolio securities at inopportune times or for prices other than the current market values of such securities, may limit the amount of appreciation the Portfolio can realize on an investment, or may cause the Portfolio to hold a security that it might otherwise sell.

Purchasing Options.  Certain Portfolios may purchase call and put options. As the buyer of a call option, the Portfolio pays the premium to the option writer and has the right to purchase the underlying security from the option writer at the exercise price. If the market price of the underlying security rises above the exercise price, the Portfolio could exercise the option and acquire the underlying security at a below-market price, which could result in a gain to the Portfolio, minus the premium paid. As the buyer of a put option, the Portfolio pays the premium to the option writer and has the right to sell the underlying security to the option writer at the exercise price. If the market price of the underlying security declines below the exercise price, the Portfolio could exercise the option and sell the underlying security at an above-market price, which could result in a gain to the Portfolio, minus the premium paid. The Portfolio may buy call and put options whether or not it holds the underlying securities.

As a buyer of a call or put option, the Portfolio may sell put or call options that it has purchased at any time prior to such option's expiration date through a closing sale transaction. The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security in relation to the exercise price of the option, the volatility of the underlying security, the underlying security's dividend policy, and the time remaining until the expiration date. A closing sale transaction may or may not result in a profit to the Portfolio. The Portfolio's ability to initiate a closing sale transaction is dependent upon the liquidity of the options market and there is no assurance that such a market will exist with respect to any particular option. If the Portfolio does not exercise or sell an option prior to its expiration date, the option expires and becomes worthless.

OTC Options.  Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size and strike price, the terms of OTC options generally are established through negotiation between the parties to the options contract. This type of arrangement allows the purchaser and writer greater flexibility to tailor the option to their needs. OTC options are available for a greater variety of securities or other assets, and in a wider range of expiration dates and exercise prices, than exchange-traded options. However, unlike exchange-traded options, which are issued and guaranteed by a regulated intermediary, such as the OCC, OTC options are entered into directly with the counterparty. Unless the counterparties provide for it, there is no central clearing or guaranty function for an OTC option. Therefore, OTC options are subject to the risk of default or non-performance by the counterparty. Accordingly, the Adviser and/or Sub-Adviser must assess the creditworthiness of the counterparty to determine the likelihood that the terms of the option will be satisfied. There can be no assurance that a continuous liquid secondary market will exist for any particular OTC option at any specific time. As a result, the Portfolio may be unable to enter into closing sale transactions with respect to OTC options.

Index Options.  Call and put options on indices operate similarly to options on securities. Rather than the right to buy or sell a single security at a specified price, options on an index give the holder the right to receive, upon exercise of the option, an amount of cash determined by reference to the difference between the value of the underlying index and the strike price. The underlying index may be a broad-based index or a narrower market index. Unlike many options on securities, all settlements are in cash. The settlement amount, which the writer of an index option must pay to the holder of the option upon exercise, is generally equal to the difference between the strike price of the option and the value of the underlying index, multiplied by a specified multiplier. The multiplier determines the size of the investment position the option represents. Gain or loss to the Portfolio on index options transactions will depend, in part, on price movements of the underlying index generally or in a particular segment of the index, in part, rather than price movements of individual components of the index. As with other options, the Portfolio may close out its position in index options through closing purchase transactions and closing sale transactions provided that a liquid secondary market exists for such options.

Index options written by a Portfolio will generally be covered in a manner similar to the covering of other types of options, by holding an offsetting financial position and/or earmarking cash or segregating liquid assets. The Portfolio may cover call options written on an index by owning securities or other assets whose price changes, in the opinion of the Adviser and/or Sub-Adviser, are expected to correlate to those of the underlying index.

Foreign Currency Options.  Options on foreign currencies operate similarly to options on securities. Rather than the right to buy or sell a single security at a specified price, options on foreign currencies give the holder the right to buy or sell foreign currency for a fixed amount in U.S. dollars or other base currencies. Options on foreign currencies are traded primarily in the OTC market, but may also be traded on U.S. and foreign exchanges. The value of a foreign currency option is dependent upon the value of the underlying foreign currency relative to the U.S. dollar or other base currency. The price of the option may vary with changes in, among other things, the value of either or both currencies and has no relationship to the investment merits of a foreign security. Options on foreign currencies are affected by all of those factors which influence foreign exchange rates and foreign investment generally. As with other options, the Portfolio may close out its position in foreign currency options through closing purchase transactions and closing sale transactions provided that a liquid market exists for such options.

Foreign currency options written by a Portfolio will generally be covered in a manner similar to the covering of other types of options, by holding an offsetting financial position and/or earmarking cash or segregating liquid assets. A Portfolio may cover an option on a futures contract by purchasing or selling the underlying futures contract. In such instances the exercise of the option will serve to close out a Portfolio's futures position.

Additional Risks of Options Transactions.  The risks associated with options transactions are different from, and possibly greater than, the risks associated with investing directly in the underlying instruments. Options are highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. The use of options requires an understanding not only of the underlying instrument but also of the option itself. Options may be subject to the risk factors generally applicable to derivatives transactions described herein, and may also be subject to certain additional risk factors, including:

•  The exercise of options written or purchased by a Portfolio could cause the Portfolio to sell portfolio securities, thus increasing the Portfolio's portfolio turnover.

•  A Portfolio pays brokerage commissions each time it writes or purchases an option or buys or sells an underlying security in connection with the exercise of an option. Such brokerage commissions could be higher relative to the commissions for direct purchases of sales of the underlying securities.

•  The Portfolio's options transactions may be limited by limitations on options positions established by the SEC, the CFTC or the exchanges on which such options are traded.

•  The hours of trading for exchange-listed options may not coincide with the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying securities that cannot be reflected in the options markets.

•  Index options based upon a narrow index of securities or other assets may present greater risks than options based on broad market indices, as narrower indices are more susceptible to rapid and extreme fluctuations as a result of changes in the values of a smaller number of securities or other assets.

•  The Portfolio is subject to the risk of market movements between the time that an option is exercised and the time of performance thereunder, which could increase the extent of any losses suffered by the Portfolio in connection with options transactions.

Futures Contracts

A futures contract is a standardized, exchange-traded agreement to buy or sell a specific quantity of an underlying asset, reference rate or index at a specific price at a specific future time (the "settlement date"). Futures contracts may be based on, among other things, a specified equity security (securities futures), a specified debt security or reference rate (interest rate futures), the value of a specified securities index (index futures) or the value of a foreign currency (currency futures). The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. The buyer of a futures contract agrees to purchase the underlying instrument on the settlement date and is said to be "long" the contract. The seller of a futures contract agrees to sell the underlying instrument on the settlement date and is said to be "short" the contract. Futures contracts call for settlement only on the expiration date and cannot be "exercised" at any other time during their term.

Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date (such as in the case of securities futures based on a specified debt security) or by payment of a cash settlement amount on the settlement date (such as in the case of futures contracts relating to broad-based securities indices). In the case of cash settled futures contracts, the settlement amount is equal to the difference between the reference instrument's price on the last trading day of the contract and the reference instrument's price at the time the contract was entered into. Most futures contracts, particularly futures contracts requiring physical delivery, are not held until the settlement date, but instead are offset before the settlement date through the establishment of an opposite and equal futures position (buying a contract that had been sold, or selling a contract that had been purchased). All futures transactions are effected through a clearinghouse associated with the exchange on which the futures are traded.

The buyer and seller of a futures contract are not required to deliver or pay for the underlying commodity unless the contract is held until the settlement date. However, both the buyer and seller are required to deposit "initial margin" with a futures commission merchant when the futures contract is entered into. Initial margin deposits are typically calculated as a percentage of the contract's market value. If the value of either party's position declines, the party will be required to make additional "variation margin" payments to settle the change in value on a daily basis. The process is known as "marking-to-market." Upon the closing of a futures position through the establishment of an offsetting position, a final determination of variation margin will be made and additional cash will be paid by or released to the Portfolio.

In addition, the Portfolio may be required to earmark cash or segregate liquid assets or maintain earmarked cash or segregated liquid assets in order to cover futures transactions. The Portfolio will earmark cash or segregate liquid assets in an amount equal to the difference between the market value of a futures contract entered into by the Portfolio and the aggregate value of the initial and variation margin payments made by the Portfolio with respect to such contract or as otherwise permitted by SEC rules or SEC staff positions. See "Regulatory Matters" below.

Forwards. A foreign currency forward exchange contract is a negotiated agreement between two parties to exchange specified amounts of two or more currencies at a specified future time at a specified rate. The rate specified by the foreign currency forward exchange contract can be higher or lower than the spot rate between the currencies that are the subject of the contract. Currency futures are similar to foreign currency forward exchange contracts, except that they are traded on an exchange and standardized as to contract size and delivery date. Most currency futures call for payment or delivery in U.S. dollars. Unanticipated changes in currency prices may result in losses to the Portfolio and poorer overall performance for the Portfolio than if it had not entered into foreign currency forward exchange contracts. Certain Portfolios may enter into foreign currency forward exchange or futures contracts under various circumstances. The typical use of a foreign currency forward exchange contract is to "lock in" the price of a security in U.S. dollars or some other foreign currency, which the Portfolio is holding in its portfolio. By entering into a foreign currency forward exchange contract for the purchase or sale, for a fixed amount of dollars or other currency, of the amount of foreign currency involved in the underlying security transactions, the Portfolio may be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar or other currency which is being used for the security purchase and the foreign currency in which the security is denominated during the period between the date on which the security is purchased or sold and the date on which payment is made or received. The Adviser and/or Sub-Adviser also may from time to time utilize foreign currency forward exchange contracts for other purposes. For example, they may be used to hedge a foreign security held in the portfolio against a decline in value of the applicable foreign currency. They also may be used to lock in the current exchange rate of the currency in which those securities anticipated to be purchased are denominated. At times, the Portfolio may enter into "cross-currency" hedging transactions involving currencies other than those in which securities are held or proposed to be purchased are denominated.

A Portfolio will not enter into foreign currency forward exchange contracts or maintain a net exposure to these contracts where the consummation of the contracts would obligate the Portfolio to deliver an amount of foreign currency in excess of the value of the Portfolio's portfolio securities.

When required by law, a Portfolio will segregate earmark cash or segregate U.S. government securities or other appropriate liquid portfolio securities in an amount equal to the value of the Portfolio's total assets committed to the consummation of foreign currency forward exchange contracts entered into under the circumstances set forth above. If the value of the securities so earmarked declines, additional cash or securities will be earmarked or segregated on a daily basis so that the value of such securities will equal the amount of the Portfolio's commitments with respect to such contracts.

The Portfolio may be limited in its ability to enter into hedging transactions involving foreign currency forward exchange contracts by the Internal Revenue Code of 1986, as amended (the "Code"), requirements relating to qualification as a regulated investment company.

Foreign currency forward exchange contracts may limit gains on portfolio securities that could otherwise be realized had they not been utilized and could result in losses. The contracts also may increase the Portfolio's volatility and may involve a significant amount of risk relative to the investment of cash.

Options on Futures Contracts. Options on futures contracts are similar to options on securities except that options on futures contracts give the purchasers the right, in return for the premium paid, to assume a position in a futures contract (a long position in the case of a call option and a short position in the case of a put option) at a specified exercise price at any time prior to the expiration of the option. Upon exercise of the option, the parties will be subject to all of the risks associated with futures transactions and subject to margin requirements. As the writer of options on futures contracts, a Portfolio would also be subject to initial and variation margin requirements on the option position.

Options on futures contracts written by the Portfolio will generally be covered in a manner similar to the covering of other types of options, by holding an offsetting financial position and/or earmarking cash or segregating liquid assets. The Portfolio may cover an option on a futures contract by purchasing or selling the underlying futures contract. In such instances the exercise of the option will serve to close out the Portfolio's futures position.

Additional Risks of Futures Transactions. The risks associated with futures contract transactions are different from, and possibly greater than, the risks associated with investing directly in the underlying instruments. Futures are highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. The use of futures requires an understanding not only of the underlying instrument but also of the futures contract itself. Futures may be subject to the risk factors generally applicable to derivatives transactions described herein, and may also be subject to certain additional risk factors, including:

•  The risk of loss in buying and selling futures contracts can be substantial. Small price movements in the commodity underlying a futures position may result in immediate and substantial loss (or gain) to a Portfolio.

•  Buying and selling futures contracts may result in losses in excess of the amount invested in the position in the form of initial margin. In the event of adverse price movements in the underlying commodity, security, index, currency or instrument, the Portfolio would be required to make daily cash payments to maintain its required margin. The Portfolio may be required to sell portfolio securities, or make or take delivery of the underlying securities in order to meet daily margin requirements at a time when it may be disadvantageous to do so. The Portfolio could lose margin payments deposited with a futures commission merchant if the futures commission merchant breaches its agreement with the Portfolio, becomes insolvent or declares bankruptcy.

•  Most exchanges limit the amount of fluctuation permitted in futures contract prices during any single trading day. Once the daily limit has been reached in a particular futures contract, no trades may be made on that day at prices beyond that limit. If futures contract prices were to move to the daily limit for several trading days with little or no trading, the Portfolio could be prevented from prompt liquidation of a futures position and subject to substantial losses. The daily limit governs only price movements during a single trading day and therefore does not limit the Portfolio's potential losses.

•  Index futures based upon a narrower index of securities may present greater risks than futures based on broad market indices, as narrower indices are more susceptible to rapid and extreme fluctuations as a result of changes in value of a small number of securities.

Swap Contracts and Related Derivative Instruments

An OTC swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indices, reference rates, currencies or other instruments. Most swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). A Portfolio's obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each counterparty. Many swap agreements are not entered into or traded on exchanges and there is no central clearing or guaranty function for swaps. These OTC swaps are often subject to the risk of default or non-performance by the counterparty. Accordingly, the Adviser and/or Sub-Adviser must assess the creditworthiness of the counterparty to determine the likelihood that the terms of the swap will be satisfied.

Swap agreements allow for a wide variety of transactions. For example, fixed rate payments may be exchanged for floating rate payments, U.S. dollar-denominated payments may be exchanged for payments denominated in foreign currencies, and payments tied to the price of one security, index, reference rate, currency or other instrument may be exchanged for payments tied to the price of a different security, index, reference rate, currency or other instrument. Swap contracts are typically individually negotiated and structured to provide exposure to a variety of particular types of investments or market factors. Swap contracts can take many different forms and are known by a variety of names. To the extent consistent with a Portfolio's investment objectives and policies, the Portfolio is not limited to any particular form or variety of swap contract. The Portfolio may utilize swaps to increase or decrease its exposure to the underlying instrument, reference rate, foreign currency, market index or other asset. The Portfolio may also enter into related derivative instruments including caps, floors and collars.

A Portfolio may be required to cover swap transactions. Obligations under swap agreements entered into on a net basis are generally accrued daily and any accrued but unpaid amounts owed by the Portfolio to the swap counterparty will be covered by segregating or earmarking cash or liquid assets. If the Portfolio enters into a swap agreement on other than a net basis, the Portfolio will earmark cash or segregate liquid assets with a value equal to the full notional amount of the agreement.

The Dodd-Frank Wall Street Reform and Consumer Protection Act ("Dodd-Frank Act") and related regulatory developments require the eventual clearing and exchange-trading of many standardized OTC derivative instruments that the CFTC and SEC recently defined as "swaps" and "security based swaps," respectively. Mandatory exchange-trading and clearing is occurring on a phased-in basis based on the type of market participant and CFTC approval of contracts for central clearing and exchange trading. In a cleared swap, a Portfolio's ultimate counterparty is a central clearinghouse rather than a brokerage firm, bank or other financial institution. A Portfolio initially will enter into cleared swaps through an executing broker. Such transactions will then be submitted for clearing and, if cleared, will be held at regulated futures commission merchants ("FCMs") that are members of the clearinghouse that serves as the central counterparty. When a Portfolio enters into a cleared swap, it must deliver to the central counterparty (via an FCM) an amount referred to as "initial margin." Initial margin requirements are determined by the central counterparty, but an FCM may require additional initial margin above the amount required by the central counterparty. During the term of the swap agreement, a "variation margin" amount may also be required to be paid by a Portfolio or may be received by a Portfolio in accordance with margin controls set for such accounts, depending upon changes in the price of the underlying reference asset subject to the swap agreement. At the conclusion of the term of the swap agreement, if a Portfolio has a loss equal to or greater than the margin amount, the margin amount is paid to the FCM along with any loss that is greater than such margin amount. If a Portfolio has a loss of less than the margin amount, the excess margin is returned to the Portfolio. If a Portfolio has a gain, the full margin amount and the amount of the gain is paid to the Portfolio.

Central clearing is designed to reduce counterparty credit risk compared to uncleared swaps because central clearing interposes the central clearinghouse as the counterparty to each participant's swap, but it does not eliminate those risks completely. There is also a risk of loss by a Portfolio of the initial and variation margin deposits in the event of bankruptcy of the FCM with which the Portfolio has an open position in a swap contract. The assets of a Portfolio may not be fully protected in the event of the bankruptcy of the FCM or central counterparty because the Portfolio might be limited to recovering only a pro rata share of all available funds and margin segregated on behalf of an FCM's or central counterparty's customers or clearing members. If the FCM does not provide accurate reporting, a Portfolio is also subject to the risk that the FCM could use the Portfolio's assets, which are held in an omnibus account with assets belonging to the FCM's other customers, to satisfy its own financial obligations or the payment obligations of another customer to the central counterparty. Certain swaps have begun trading on exchanges called swap execution facilities. Exchange-trading is expected to increase liquidity of swaps trading.

In addition, with respect to cleared swaps, a Portfolio may not be able to obtain as favorable terms as it would be able to negotiate for an uncleared swap. In addition, an FCM may unilaterally impose position limits or additional margin requirements for certain types of swaps in which a Portfolio may invest. Central counterparties and FCMs generally can require termination of existing cleared swap transactions at any time, and can also require increases in margin above the margin that is required at the initiation of the swap agreement. Margin requirements for cleared swaps vary on a number of factors, and the margin required under the rules of the clearinghouse and FCM may be in excess of the collateral required to be posted by a Portfolio to support its obligations under a similar uncleared swap. However, regulators are expected to adopt rules imposing certain margin requirements, including minimums, on uncleared swaps in the near future, which could change this comparison.

A Portfolio is also subject to the risk that, after entering into a cleared swap with an executing broker, no FCM or central counterparty is willing or able to clear the transaction. In such an event, the central counterparty would void the trade. Before a Portfolio can enter into a new trade, market conditions may become less favorable to the Portfolio.

The Adviser and/or Sub-Adviser continue to monitor developments regarding trading and execution of cleared swaps on exchanges, particularly to the extent regulatory changes affect a Portfolio's ability to enter into swap agreements and the costs and risks associated with such investments.

Interest Rate Swaps, Caps, Floors and Collars. Interest rate swaps consist of an agreement between two parties to exchange their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments). Interest rate swaps are generally entered into on a net basis. Interest rate swaps do not involve the delivery of securities, other underlying assets, or principal. Accordingly, the risk of market loss with respect to interest rate and total rate of return swaps is typically limited to the net amount of interest payments that a Portfolio is contractually obligated to make.

Certain Portfolios may also buy or sell interest rate caps, floors and collars. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified interest rate exceeds a predetermined level, to receive payments of interest on a specified notional amount from the party selling the interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified interest rate falls below a predetermined level, to receive payments of interest on a specified notional amount from the party selling the interest rate floor. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates. Caps, floors and collars may be less liquid than other types of derivatives. If a Portfolio sells caps, floors and collars, it will segregate liquid assets with a value equal to the full amount, accrued daily, of the Portfolio's net obligations with respect to the caps, floors or collars.

Index Swaps. An index swap consists of an agreement between two parties in which a party typically exchanges a cash flow based on a notional amount of a reference index for a cash flow based on a different index or on another specified instrument or reference rate. Index swaps are generally entered into on a net basis.

Inflation Swaps. Inflation swap agreements are contracts in which one party typically agrees to pay the cumulative percentage increase in a price index, such as the Consumer Price Index, over the term of the swap (with some lag on the referenced inflation index), and the other party pays a compounded fixed rate. Inflation swap agreements may be used to protect the net asset value of a Portfolio against an unexpected change in the rate of inflation measured by an inflation index. The value of inflation swap agreements is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation.

Currency Swaps. A currency swap consists of an agreement between two parties to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them, such as exchanging a right to receive a payment in a foreign currency for the right to receive U.S. dollars. Currency swap agreements may be entered into on a net basis or may involve the delivery of the entire principal value of one designated currency in exchange for the entire principal value of another designated currency. In such cases, the entire principal value of a currency swap is subject to the risk that the counterparty will default on its contractual delivery obligations.

Credit Default Swaps. A credit default swap consists of an agreement between two parties in which the "buyer" typically agrees to pay to the "seller" a periodic stream of payments over the term of the contract and the seller agrees to pay the buyer the par (or other agreed-upon) value of that referenced debt obligation upon the occurrence of a credit event with respect to the issuer of that referenced debt obligation. Generally, a credit event means a bankruptcy, failure to pay or a restructuring. A Portfolio may be either the buyer or seller in a credit default swap. As the buyer in a credit default swap, the Portfolio would pay to the counterparty the periodic stream of payments. If no default occurs, the Portfolio would receive no benefit from the contract. As the seller in a credit default swap, the Portfolio would receive the stream of payments but would be subject to exposure on the notional amount of the swap, which it would be required to pay in the event of default. The Portfolio will generally earmark or segregate cash or liquid assets to cover any potential obligation under a credit default swap sold by the Portfolio. The use of credit default swaps could result in losses to the Portfolio if the Adviser and/or Sub-Adviser fail to correctly evaluate the creditworthiness of the issuer of the referenced debt obligation.

Swaptions. An option on a swap agreement, also called a "swaption," is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for a premium. A receiver swaption gives the owner the right to receive the return of a specified asset, reference rate, or index. A payer swaption gives the owner the right to pay the return of a specified asset, reference rate, or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties.

General Risks of Swaps. The risks associated with swap transactions are different from, and possibly greater than, the risks associated with investing directly in the underlying instruments. Swaps are highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. The use of swaps requires an understanding not only of the underlying instrument but also of the swap contract itself. Swap transactions may be subject to the risk factors generally applicable to derivatives transactions described above, and may also be subject to certain additional risk factors, including:

•  OTC swap agreements are not traded on exchanges and may be subject to liquidity risks, which exist when a particular swap is difficult to purchase or sell.

•  In addition to the risk of default by the counterparty, if the creditworthiness of a counterparty to a swap agreement declines, the value of the swap agreement would be likely to decline, potentially resulting in losses.

•  The swaps market is subject to extensive regulation under the Dodd-Frank Act and certain CFTC and SEC rules promulgated thereunder. It is possible that further developments in the swaps market, including new and additional governmental regulation, could result in higher Portfolio costs and expenses and could adversely affect the Portfolio's ability to utilize swaps, terminate existing swap agreements or realize amounts to be received under such agreements.

Structured Investments

Certain Portfolios also may invest a portion of its assets in structured investments. A structured investment is a derivative security designed to offer a return linked to a particular underlying security, currency, commodity or market, for which the amount of principal repayment and/or interest payments is based on the change in value of such underlying security, currency, commodity or market, including, among others, currency exchange rates, interest rates (such as the prime lending rate or LIBOR), referenced bonds and stock indices or other financial references. Structured investments may come in various forms, including notes, warrants and options to purchase securities and may be listed and traded on an exchange or otherwise traded in the OTC market.

A Portfolio will typically use structured investments to gain exposure to a permitted underlying security, currency, commodity or market when direct access to such security, currency, commodity or market is limited or inefficient from a tax, cost or regulatory standpoint. Investments in structured investments involve risks including counterparty risk and market risk. Holders of structured investments bear risks of the underlying investment and are subject to counterparty risk because the Portfolio is relying on the creditworthiness of such counterparty and has no rights with respect to the issuer of the underlying investment. Certain structured investments may be thinly traded or have a limited trading market and may have the effect of increasing the Portfolio's illiquidity to the extent that the Portfolio, at a particular point in time, may be unable to find qualified buyers for these investments.

A structured investment may be linked either positively or negatively to an underlying security, currency, commodity, index or market and a change in interest rates, principal amount, volatility, currency values or other factors, depending on the structured investment's design, may result in a gain or loss that is a multiple of the movement of such interest rates, principal amount, volatility, currency values or other factors. Application of a multiplier is comparable to the use of financial leverage, a speculative technique. Leverage magnifies the potential for gain and the risk of loss. As a result, a relatively small decline in the value of the referenced factor could result in a relatively large loss in the value of a structured investment.

Other types of structured investments include interests in entities organized and operated for the purpose of restructuring the investment characteristics of underlying investment interests or securities. This type of securitization or restructuring usually involves the deposit or purchase of an underlying security by a U.S. or foreign entity, such as a corporation or trust of specified instruments, and the issuance by that entity of one or more classes of securities backed by, or representing an interest in, the underlying instruments.

The cash flow or rate of return on the underlying investments may be apportioned among the newly issued securities to create different investment characteristics, such as varying maturities, credit quality, payment priorities and interest rate provisions. Structured investments which are subordinated, for example, in payment priority often offer higher returns, but may result in increased risks compared to other investments.

Combined Transactions

Combined transactions involve entering into multiple derivatives transactions (such as multiple options transactions, including purchasing and writing options in combination with each other; multiple futures transactions; and combinations of options, futures, forward and swap transactions) instead of a single derivatives transaction in order to customize the risk and return characteristics of the overall position. Combined transactions typically contain elements of risk that are present in each of the component transactions. Certain Portfolios may enter into a combined transaction instead of a single derivatives transaction when, in the opinion of the Adviser and/or Sub-Adviser, it is in the best interest of the Portfolio to do so. Because combined transactions involve multiple transactions, they may result in higher transaction costs and may be more difficult to close out.

Regulatory Matters

As described herein, a Portfolio may be required to cover its potential economic exposure to certain derivatives transactions by holding an offsetting financial position and/or earmarking cash or segregating liquid assets equal in value to the Portfolio's potential economic exposure under the transaction. The Portfolio will cover such transactions as described herein or in such other manner in accordance with applicable laws and regulations. Assets used to cover derivatives transactions cannot be sold while the derivatives position is open, unless they are replaced by other appropriate assets. Earmarked cash or segregated liquid assets and assets held in margin accounts are not otherwise available to the Portfolio for investment purposes. If a large portion of the Portfolio's assets are used to cover derivatives transactions or are otherwise segregated or earmarked, it could affect portfolio management or the Portfolio's ability to meet redemption requests or other current obligations. With respect to derivatives which are cash-settled (i.e., have no physical delivery requirement), the Portfolio is permitted to earmark cash or segregate liquid assets in an amount equal to the Portfolio's daily marked-to-market net obligations (i.e., the Portfolio's daily net liability) under the derivative, if any, rather than the derivative's full notional amount or the market value of the instrument underlying the derivative, as applicable. By earmarking cash or segregating assets equal to only its net obligations under cash-settled derivatives, the Portfolio will have the ability to employ leverage to a greater extent than if the Portfolio were required to earmark cash or segregate assets equal to the full notional amount of the derivative or the market value of the underlying instrument, as applicable.

Regulatory developments affecting the exchange-traded and OTC derivatives markets may impair the Portfolios' ability to manage or hedge their investment portfolio through the use of derivatives. The Dodd-Frank Act and the rules promulgated thereunder may limit the ability of the Portfolios to enter into one or more exchange-traded or OTC derivatives transactions.

The Portfolios' use of derivatives may also be limited by the requirements of the Code for qualification as a regulated investment company for U.S. federal income tax purposes.

The Fund has filed a notice of eligibility with the National Futures Association ("NFA") claiming an exclusion from the definition of the term "commodity pool operator" ("CPO") pursuant to CFTC Regulation 4.5, as promulgated under the Commodity Exchange Act, as amended ("CEA"), with respect to the Portfolios' operations. Therefore, neither the Portfolios nor the Adviser (with respect to the Portfolios) are subject to registration or regulation as a commodity pool or CPO under the CEA. If the Portfolios become subject to these requirements, as well as related NFA rules, the Portfolios may incur additional compliance and other expenses.

With respect to investments in swap transactions, commodity futures, commodity options or certain other commodity interests used for purposes other than bona fide hedging purposes, an investment company must meet one of the following tests under the amended regulations in order for its investment adviser to claim an exemption from being considered a CPO. First, the aggregate initial margin and premiums required to establish an investment company's positions in such investments may not exceed five percent (5%) of the liquidation value of the investment company's portfolio (after accounting for unrealized profits and unrealized losses on any such investments). Alternatively, the aggregate net notional value of such instruments, determined at the time of the most recent position established, may not exceed one hundred percent (100%) of the liquidation value of the investment company's portfolio (after accounting for unrealized profits and unrealized losses on any such positions). In addition to meeting one of the foregoing trading limitations, the investment company may not market itself as a commodity pool or otherwise as a vehicle for trading in the commodity futures, commodity options or swaps and derivatives markets.

D. Fund Policies/Investment Restrictions

The investment objectives, policies and restrictions listed below have been adopted by the Fund as fundamental policies of the Portfolios except as otherwise indicated. Under the Investment Company Act, a fundamental policy of a Portfolio may not be changed without the vote of a majority of the outstanding voting securities of the Portfolio. The Investment Company Act defines a majority as the lesser of (a) 67% or more of the shares of a Portfolio present at a meeting of Portfolio shareholders, if the holders of 50% of the outstanding shares of the Portfolio are present or represented by proxy; or (b) more than 50% of the outstanding shares of the Portfolio. For purposes of the following restrictions: (i) all percentage limitations apply immediately after a purchase or initial investment, and (ii) any subsequent change in any applicable percentage resulting from market fluctuations or other changes in total or net assets does not require elimination of any security from a portfolio, except in the case of borrowing.

Investment Objectives

The investment objective of each Portfolio is a fundamental policy which may not be changed without the approval of the shareholders of that Portfolio.

Restrictions Applicable to All Portfolios

Each Portfolio will not:

1. Invest in a manner inconsistent with its classification as a "diversified company" as provided by (i) the Investment Company Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the Investment Company Act, as amended from time to time, or (iii) an exemption or other relief applicable to the Portfolio from the provisions of the Investment Company Act, as amended from time to time.

2. Concentrate its investments in any particular industry, but if deemed appropriate for attainment of its investment objective, a Portfolio may invest up to 25% of its total assets (valued at the time of investment) in any one industry classification used by that Portfolio for investment purposes. The restriction does not apply to obligations issued or guaranteed by the United States Government or its agencies or instrumentalities, or, in the case of the Money Market Portfolio, to domestic bank obligations (not including obligations issued by foreign branches of such banks).

3. Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments; provided that this restriction shall not prohibit the Portfolio from purchasing or selling options, futures contracts and related options thereon, forward contracts, swaps, caps, floors, collars and any other financial instruments or from investing in securities or other instruments backed by physical commodities or as otherwise permitted by (i) the Investment Company Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the Investment Company Act, as amended from time to time, or (iii) an exemption or other relief applicable to the Portfolio from the provisions of the Investment Company Act, as amended from time to time.

4. Borrow money, except the Portfolio may borrow money to the extent permitted by (i) the Investment Company Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the Investment Company Act, as amended from time to time, or (iii) an exemption or other relief applicable to the Portfolio from the provisions of the Investment Company Act, as amended from time to time.

5. Make loans of money or property to any person, except (a) to the extent that securities or interests in which the Portfolio may invest are considered to be loans, (b) through the loan of portfolio securities, (c) by engaging in repurchase agreements or (d) as may otherwise be permitted by (i) the Investment Company Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the Investment Company Act, as amended from time to time, or (iii) an exemption or other relief applicable to the Portfolio from the provision of the Investment Company Act, as amended from time to time.

6. Purchase or sell real estate; however, the Portfolio may purchase marketable securities of issuers which engage in real estate operations or which invest in real estate or interests therein, including real estate investment trusts and securities which are secured by real estate or interests therein.

7. Engage in the underwriting of securities, except insofar as the Portfolio may be deemed an underwriter under the Securities Act in disposing of a portfolio security.

8. Issue senior securities, except a Portfolio may issue senior securities to the extent permitted by (i) the Investment Company Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the Investment Company Act, as amended from time to time, or (iii) an exemption or other relief applicable to the Portfolio from the provisions of the Investment Company Act, as amended from time to time.

Restrictions Applicable to the Multi Cap Growth Portfolio Only

The Multi Cap Growth Portfolio will not:

1. Purchase non-convertible corporate bonds unless rated at the time of purchase Aa or better by Moody's or AA or better by S&P, or purchase commercial paper unless issued by a U.S. corporation and rated at the time of purchase Prime-1 by Moody's or A-1 by S&P, although it may continue to hold a security if its quality rating is reduced by a rating service below those specified.

Non-Fundamental Restrictions

In addition, as non-fundamental policies, which can be changed with Board approval and without a shareholder vote:

1. Each Portfolio may not invest its assets in the securities of any investment company except as may be permitted by (i) the Investment Company Act, as amended from time to time; (ii) the rules and regulations promulgated by the SEC under the Investment Company Act, as amended from time to time; or (iii) an exemption or other relief applicable to the Portfolio from provisions of the Investment Company Act, as amended from time to time.

2. Each of the Multi Cap Growth Portfolio, the European Equity Portfolio and the Income Plus Portfolio may not invest more than 15% (5% with respect to the Money Market Portfolio) of its net assets or such other amount as may be permitted by SEC guidelines in illiquid securities, including restricted securities that have been deemed illiquid.

3. The Money Market Portfolio may not write, purchase or sell puts, calls or combinations, thereof.

Each Portfolio, except the Income Plus Portfolio, has an operating policy, which may be changed by the Fund's Board of Trustees, not to borrow except from a bank for temporary or emergency purposes in amounts not exceeding 5% (taken at the lower of cost or current value) of its total assets (not including the amount borrowed).

The investment policies, limitations or practices of the Portfolios may not apply during periods of unusual or adverse market, economic, political or other conditions. Such market, economic, political or other conditions may include periods of abnormal or heightened market volatility, strained credit and/or liquidity conditions or increased governmental intervention in the markets or industries. During such periods, a Portfolio may not invest according to its principal investment strategies or in the manner in which its name may suggest, and may be subject to different and/or heightened risks. It is possible that such unusual or adverse conditions may continue for extended periods of time.

E. Disclosure of Portfolio Holdings

The Fund's Board of Trustees, the Adviser and the Sub-Adviser have adopted policies and procedures regarding disclosure of portfolio holdings (the "Policy"). Pursuant to the Policy, the Adviser and the Sub-Adviser may disclose information concerning Fund portfolio holdings only if such disclosure is consistent with the antifraud provisions of the federal securities laws and the Fund's, the Adviser's and the Sub-Adviser's fiduciary duties to Fund shareholders. In no instance may the Adviser, Sub-Adviser or the Fund receive compensation or any other consideration in connection with the disclosure of information about the portfolio securities of the Fund. Consideration includes any agreement to maintain assets in the Fund or in other investment companies or accounts managed by the Adviser, Sub-Adviser or by any affiliated person of the Adviser or Sub-Adviser. Non-public information concerning portfolio holdings may be divulged to third-parties only when the Fund has a legitimate business purpose for doing so and the recipients of the information are subject to a duty of confidentiality. Under no circumstances shall current or prospective Fund shareholders receive non-public portfolio holdings information, except as described below.

The Fund makes available on its public website the following portfolio holdings information:

•  complete portfolio holdings information monthly, at least 15 calendar days after the end of each month (except the Money Market Portfolio); and

•  top 10 holdings monthly, at least 15 calendar days after the end of each month (except the Money Market Portfolio).

In order to comply with amendments to Rule 2a-7, information concerning the Money Market Portfolio's portfolio holdings, as well as its daily weighted average portfolio maturity and weighted average life, is posted on its public website no later than five business days after the end of each month. It is also the current policy of the Portfolio to post this information on its website on a weekly basis. Also, the Money Market Portfolio provides more detailed portfolio holdings information to the SEC on Form N-MFP within five business days after the end of each month. The SEC makes Form N-MFP filings publicly available on its website two months after the filing and a link to the SEC filing is posted on the Fund's website.

The Fund provides a complete schedule of portfolio holdings for the second and fourth fiscal quarters in its semiannual and annual reports, and for the first and third fiscal quarters in its filings with the SEC on Form N-Q.

All other portfolio holdings information that has not been disseminated in a manner making it available to investors generally as described above is non-public information for purposes of the Policy.

The Fund may make selective disclosure of non-public portfolio holdings information pursuant to certain exemptions set forth in the Policy. Third-parties eligible for exemptions under the Policy and therefore eligible to receive such disclosures currently include fund rating agencies, information exchange subscribers, consultants and analysts, portfolio analytics providers and service providers, provided that the third-party expressly agrees to maintain the disclosed information in confidence and not to trade portfolio securities or related derivative securities based on the non-public information. Non-public portfolio holdings information may not be disclosed to a third-party pursuant to an exemption unless and until the third-party recipient has entered into a non-disclosure agreement with the Fund and the arrangement has been reviewed and approved, as set forth in the Policy and discussed below. In addition, persons who owe a duty of trust or confidence to the Fund, the Adviser or the Sub-Adviser may receive non-public portfolio holdings information without entering into a non-disclosure agreement. Currently, these persons include (i) the Fund's independent registered public accounting firm (as of the Fund's fiscal year-end and on an as-needed basis), (ii) counsel to the Fund (on an as-needed basis), (iii) counsel to the independent Trustees (on an as-needed basis) and (iv) members of the Board of Trustees (on an as needed basis). Subject to the terms and conditions of any agreement between the Adviser, the Sub-Adviser or the Fund and the third-party recipient, if these conditions for disclosure are satisfied, there shall be no restriction on the frequency with which Fund non-public portfolio holdings information is released, and no lag period shall apply (unless otherwise indicated below).

The Adviser and Sub-Adviser may provide interest lists to broker-dealers who execute securities transactions for the Fund without entering into a non-disclosure agreement with the broker-dealers, provided that the interest list satisfies all of the following criteria: (1) the interest list must contain only the CUSIP numbers and/or ticker symbols of securities held in all registered management investment companies advised by the Adviser and Sub-Adviser or any affiliate of the Adviser or Sub-Adviser (the "MSIM Funds") on an aggregate, rather than a fund-by-fund basis; (2) the interest list must not contain information about the number or value of shares owned by a specified MSIM Fund; (3) the interest list may identify the investment strategy, but not the particular MSIM Funds, to which the list relates; and (4) the interest list may not identify the portfolio manager or team members responsible for managing the MSIM Funds.

Fund shareholders may elect in some circumstances to redeem their shares of the Fund in exchange for their pro rata share of the securities held by the Fund. Under such circumstances, Fund shareholders may receive a complete listing of the holdings of the Fund up to seven calendar days prior to making the redemption request provided that they represent in writing that they agree not to disclose or trade on the basis of the portfolio holdings information.

The Fund may discuss or otherwise disclose performance attribution analyses (i.e., mention the effects of having a particular security in the portfolio(s)) where such discussion is not contemporaneously made public, provided that the particular holding has been disclosed publicly or the information that includes such holding(s) has been made available to shareholders requesting such information. Additionally, any discussion of the analyses may not be more current than the date the holding was disclosed publicly or the information that includes such holding(s) has been made available to shareholders requesting such information.

The Fund may disclose portfolio holdings to transition managers, provided that the Fund has entered into a non-disclosure or confidentiality agreement with the party requesting that the information be provided to the transition manager and the party to the non-disclosure agreement has, in turn, entered into a non-disclosure or confidentiality agreement with the transition manager.

The Adviser and/or the Fund currently have entered into ongoing arrangements with the following parties:

Name	Information Disclosed	Frequency(1)	Lag Time
Service Providers
RiskMetrics Group (proxy voting agent)(*)	Complete portfolio holdings	Daily basis	(2)
State Street Bank and Trust Company(*)	Complete portfolio holdings	As needed	(2)
BlackRock Financial Management Inc.(*)(4)	Complete portfolio holdings	Daily basis	(2)
Fund Rating Agencies
Lipper(*)	Top ten and complete portfolio holdings	Monthly basis	Approximately six business days after month end
Consultants and Analysts
Citigroup(*)	Complete portfolio holdings	Quarterly basis(3)	At least one day after quarter end
Credit Suisse First Boston(*)	Top ten and complete portfolio holdings	Monthly and quarterly basis, respectively	Approximately 10-12 days after month/quarter end
Evaluation Associates(*)	Top ten and complete portfolio holdings	Monthly and quarterly basis, respectively(3)	Approximately 10-12 days after month/quarter end
Merrill Lynch(*)	Top ten and complete portfolio holdings	Monthly and quarterly basis, respectively(3)	Approximately 10-12 days after month/quarter end
Portfolio Analystics Providers
FactSet Research Systems, Inc.(*)	Complete portfolio holdings	Daily basis	One day

(*)  This entity has agreed to maintain Fund non-public portfolio holdings information in confidence and not to trade portfolio securities based on the non-public portfolio holdings information.

(1)  Dissemination of portfolio holdings information to entities listed above may occur less frequently than indicated (or not at all).

(2)  Information will typically be provided on a real time basis or as soon thereafter as possible.

(3)  This information will also be provided upon request from time to time.

(4)  With respect to the Money Market, Limited Duration and Income Plus Portfolios, only.

In addition, the following insurance companies, which are deemed service providers to the Fund, receive top ten portfolio holdings information, on a quarterly basis, approximately 15 days after quarter end: Allstate Life Insurance Company, Allstate Life Insurance Company of New York, MetLife Life and Annuity Company of Connecticut, Metropolitan Life Insurance Company and Metropolitan Life Insurance Company of Connecticut. The Fund does not currently have non-disclosure agreements in place with these entities and therefore, these entities can only receive publicly available information.

All disclosures of non-public portfolio holdings information made to third-parties pursuant to the exemptions set forth in the Policy must be reviewed by Morgan Stanley Investment Management's ("MSIM") Legal and Compliance Division and approved by the Head of the Long-Only Business of MSIM. Disclosures made to third-parties in connection with (i) broker-dealer interest lists; (ii) shareholder in-kind distributions; (iii) attribution analyses; or (iv) transition managers are pre-approved for purposes of the Policy. In addition, the following categories of third-parties that may receive non-public portfolio holdings information are also pre-approved provided that they enter into non-disclosure agreements (as discussed above) (i) fund rating agencies; (ii) information exchange subscribers; (iii) consultants and analysts (including defined benefit and defined contribution plan sponsors, and variable annuity providers); (iv) portfolio analytics providers; and (v) service providers.

The Adviser and the Sub-Adviser shall report quarterly to the Board of Trustees (or a designated committee thereof) at the next regularly scheduled meeting: (i) any material information concerning all parties receiving non-public portfolio holdings information pursuant to an exemption; and (ii) any new non-disclosure agreements entered into during the reporting period. Procedures to monitor the use of such non-public portfolio holdings information may include requiring annual certifications that the recipients have utilized such information only pursuant to the terms of the agreement between the recipient and the Adviser and, for those recipients receiving information electronically, acceptance of the information will constitute reaffirmation that the third-party expressly agrees to maintain the disclosed information in confidence and not to trade portfolio securities based on the non-public information.

III. MANAGEMENT OF THE FUND

A. Board of Trustees

General. The Board of Trustees of the Fund oversees the management of the Portfolios, but does not itself manage each Portfolio. The Trustees review various services provided by or under the direction of the Adviser to ensure that each Portfolio's general investment policies and programs are properly carried out. The Trustees also conduct their review to ensure that administrative services are provided to each Portfolio in a satisfactory manner.

Under state law, the duties of the Trustees are generally characterized as a duty of loyalty and a duty of care. The duty of loyalty requires a Trustee to exercise his or her powers in the interest of the Fund and each Portfolio and not the Trustee's own interest or the interest of another person or organization. A Trustee satisfies his or her duty of care by acting in good faith with the care of an ordinarily prudent person and in a manner the Trustee reasonably believes to be in the best interest of the Fund and each Portfolio and its shareholders.

Trustees and Officers. The Board of the Fund consists of 10 Trustees. These same individuals also serve as directors or trustees for certain of the funds advised by the Adviser and Morgan Stanley AIP GP LP. Nine Trustees have no affiliation or business connection with the Adviser or any of its affiliated persons and do not own any stock or other securities issued by the Adviser's parent company, Morgan Stanley. These are the "non-interested" or "Independent" Trustees. The other Trustee (the "Interested Trustee") is affiliated with the Adviser.

Board Structure and Oversight Function. The Board's leadership structure features an Independent Trustee serving as Chairperson and the Board Committees described below. The Chairperson participates in the preparation of the agenda for meetings of the Board and the preparation of information to be presented to the Board with respect to matters to be acted upon by the Board. The Chairperson also presides at all meetings of the Board and is involved in discussions regarding matters pertaining to the oversight of the management of the Fund between meetings.

The Board of Trustees operates using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the Fund and Fund shareholders, and to facilitate compliance with legal and regulatory requirements and oversight of the Fund's activities and associated risks. The Board of Trustees has established five standing committees: (1) Audit Committee, (2) Governance Committee, (3) Compliance and Insurance Committee, (4) Investment Committee and (5) Closed-End Fund Committee. The Audit Committee, the Governance Committee and the Closed-End Fund Committee are comprised exclusively of Independent Trustees. Each committee charter governs the scope of the committee's responsibilities with respect to the oversight of the Fund. The responsibilities of each committee, including their oversight responsibilities, are described further under the caption "Independent Trustees and the Committees."

The Portfolios are subject to a number of risks, including investment, compliance, operational and valuation risk, among others. The Board of Trustees oversees these risks as part of its broader oversight of the Fund's affairs through various Board and committee activities. The Board has adopted, and periodically reviews, policies and procedures designed to address various risks to the Fund. In addition, appropriate personnel, including but not limited to the Fund's Chief Compliance Officer, members of the Fund's administration and accounting teams, representatives from the Fund's independent registered public accounting firm, the Fund's Treasurer, portfolio management personnel and independent valuation and brokerage evaluation service providers, make regular reports regarding the Fund's activities and related risks to the Board of Trustees and the committees, as appropriate. These reports include, among others, quarterly performance reports, quarterly derivatives activity and risk reports and discussions with members of the risk teams relating to each asset class. The Board's committee structure allows separate committees to focus on different aspects of risk and the potential impact of these risks on some or all of the funds in the complex and then report back to the full Board. In between regular meetings, Fund officers also communicate with the Trustees regarding material exceptions and items relevant to the Board's risk oversight function. The Board recognizes that it is not possible to identify all of the risks that may affect the Fund, and that it is not possible to develop processes and controls to eliminate all of the risks that may affect the Fund. Moreover, the Board recognizes that it may be necessary for the Fund to bear certain risks (such as investment risks) to achieve the Portfolios' investment objectives.

As needed between meetings of the Board, the Board or a specific committee receives and reviews reports relating to the Fund and engages in discussions with appropriate parties relating to the Fund's operations and related risks.

B. Management Information

Independent Trustees.  The Fund seeks as Trustees individuals of distinction and experience in business and finance, government service or academia. In determining that a particular Trustee was and continues to be qualified to serve as Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. Based on a review of the experience, qualifications, attributes or skills of each Trustee, including those enumerated in the table below, the Board has determined that each of the Trustees is qualified to serve as a Trustee of the Fund. In addition, the Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes and skills that allow the Board to operate effectively in governing the Fund and protecting the interests of shareholders. Information about the Fund's Governance Committee and Board of Trustees nomination process is provided below under the caption "Independent Trustees and the Committees."

The Trustees of the Fund, their ages, addresses, positions held, length of time served, their principal business occupations during the past five years, the number of portfolios in the Fund Complex (defined below) overseen by each Independent Trustee (as of December 31, 2013) and other directorships, if any, held by the Trustees, are shown below. The Fund Complex includes all open-end and closed-end funds (including all of their portfolios) advised by the Adviser and any registered funds that have an adviser that is an affiliate of the Adviser (including, but not limited to, Morgan Stanley AIP GP LP) (the "Morgan Stanley AIP Funds") (collectively, the "Morgan Stanley Funds").

Independent Trustee:

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustee	Other Directorships Held by Independent Trustee**
Frank L. Bowman (69) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	President, Strategic Decisions, LLC (consulting) (since February 2009); Director or Trustee of various Morgan Stanley Funds (since August 2006); Chairperson of the Insurance Sub-Committee of the Compliance and Insurance Committee (since February 2007); served as President and Chief Executive Officer of the Nuclear Energy Institute (policy organization) (February 2005-November 2008); retired as Admiral, U.S. Navy after serving over 38 years on active duty including 8 years as Director of the Naval Nuclear Propulsion Program in the Department of the Navy and the U.S. Department of Energy (1996-2004); served as Chief of Naval Personnel (July 1994-September 1996); and on the Joint Staff as Director of Political Military Affairs (June 1992-July 1994); knighted as Honorary Knight Commander of the Most Excellent Order of the British Empire; awarded the Officier de I'Orde National du Mérite by the French Government; elected to the National Academy of Engineering (2009).	98

Director of BP p.l.c.; Director of Naval and Nuclear Technologies LLP; Director of the Armed Services YMCA of the USA and the U.S. Naval Submarine League; Director of the American Shipbuilding Suppliers Association; Member of the National Security Advisory Council of the Center for U.S. Global Engagement and a member of the CNA Military Advisory Board; Chairman of the charity J Street Cup Golf; Trustee of Fairhaven United Methodist Church.

Michael Bozic (73) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since April 1994

Private investor and a member of the advisory board of American Road Group LLC (retail) (since June 2000); Chairperson of the Compliance and Insurance Committee (since October 2006); Director or Trustee of various Morgan Stanley Funds (since April 1994); formerly, Chairperson of the Insurance Committee (July 2006-September 2006); Vice Chairman of Kmart Corporation (December 1998-October 2000); Chairman and Chief Executive Officer of Levitz Furniture Corporation (November 1995-November 1998) and President and Chief Executive Officer of Hills Department Stores (May 1991-July 1995); variously Chairman, Chief Executive Officer, President and Chief Operating Officer (1987-1991) of the Sears Merchandise Group of Sears, Roebuck & Co.

				100	Trustee and member of the Hillsdale College Board of Trustees.

*  This is the earliest date the Trustee began serving the Morgan Stanley Funds. Each Trustee serves an indefinite term, until his or her successor is elected.

**  This includes any directorships at public companies and registered investment companies held by the Trustee at any time during the past five years.

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustee	Other Directorships Held by Independent Trustee**
Kathleen A. Dennis (60) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	President, Cedarwood Associates (mutual fund and investment management consulting) (since July 2006); Chairperson of the Money Market and Alternatives Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Morgan Stanley Funds (since August 2006); formerly, Senior Managing Director of Victory Capital Management (1993-2006).	98	Director of various non-profit organizations.
Dr. Manuel H. Johnson (65) c/o Johnson Smick International, Inc. 220 I Street, NE Suite 200 Washington, D.C. 20002	Trustee	Since July 1991	Senior Partner, Johnson Smick International, Inc. (consulting firm); Chairperson of the Investment Committee (since October 2006) and Director or Trustee of various Morgan Stanley Funds (since July 1991); Co-Chairman and a founder of the Group of Seven Council (G7C) (international economic commission); formerly, Chairperson of the Audit Committee (July 1991-September 2006); Vice Chairman of the Board of Governors of the Federal Reserve System and Assistant Secretary of the U.S. Treasury.	100	Director of NVR, Inc. (home construction).
Joseph J. Kearns (71) c/o Kearns & Associates LLC 23823 Malibu Road S-50-440 Malibu, CA 90265	Trustee	Since August 1994	President, Kearns & Associates LLC (investment consulting); Chairperson of the Audit Committee (since October 2006) and Director or Trustee of various Morgan Stanley Funds (since August 1994); formerly, Deputy Chairperson of the Audit Committee (July 2003-September 2006) and Chairperson of the Audit Committee of various Morgan Stanley Funds (since August 1994); CFO of the J. Paul Getty Trust.	101	Director of Electro Rent Corporation (equipment leasing). Prior to December 31, 2013, Director of The Ford Family Foundation.

*  This is the earliest date the Trustee began serving the Morgan Stanley Funds. Each Trustee serves an indefinite term, until his or her successor is elected.

**  This includes any directorships at public companies and registered investment companies held by the Trustee at any time during the past five years.

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustee	Other Directorships Held by Independent Trustee**
Michael F. Klein (55) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006

Managing Director, Aetos Capital, LLC (since March 2000); Co-President, Aetos Alternatives Management, LLC (since January 2004) and Co-Chief Executive Officer of Aetos Capital LLC (since August 2013); Chairperson of the Fixed Income Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Morgan Stanley Funds (since August 2006); formerly, Managing Director, Morgan Stanley & Co. Inc. and Morgan Stanley Dean Witter Investment Management, President, various Morgan Stanley Funds (June 1998-March 2000) and Principal, Morgan Stanley & Co. Inc. and Morgan Stanley Dean Witter Investment Management (August 1997-December 1999).

				98	Director of certain investment funds managed or sponsored by Aetos Capital, LLC.; Director of Sanitized AG and Sanitized Marketing AG (specialty chemicals).
Michael E. Nugent (77) 522 Fifth Avenue New York, NY 10036	Chair-person of the Board and Trustee	Chair-person of the Boards since July 2006 and Trustee since July 1991	Chairperson of the Boards of various Morgan Stanley Funds (since July 2006); Chairperson of the Closed-End Fund Committee (since June 2012) and Director or Trustee of various Morgan Stanley Funds (since July 1991); formerly, Chairperson of the Insurance Committee (until July 2006); General Partner, Triumph Capital, L.P. (private investment partnership) (1988-2013).	100	None.
W. Allen Reed (67) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	Chairperson of the Equity Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Morgan Stanley Funds (since August 2006); formerly, President and CEO of General Motors Asset Management; Chairman and Chief Executive Officer of the GM Trust Bank and Corporate Vice President of General Motors Corporation (August 1994-December 2005).	98	Director of Temple-Inland Industries (packaging and forest products), Director of Legg Mason, Inc. and Director of the Auburn University Foundation.
Fergus Reid (81) c/o Joe Pietryka, Inc. 85 Charles Colman Blvd. Pawling, NY 12564	Trustee	Since June 1992	Chairman, Joe Pietryka, Inc.; Chairperson of the Governance Committee and Director or Trustee of various Morgan Stanley Funds (since June 1992).	101	Through December 31, 2012, Trustee and Director of certain investment companies in the JP Morgan Fund complex managed by JP Morgan Investment Management Inc.

*  This is the earliest date the Trustee began serving the Morgan Stanley Funds. Each Trustee serves an indefinite term, until his or her successor is elected.

**  This includes any directorships at public companies and registered investment companies held by the Trustee at any time during the past five years.

Interested Trustee:

Name, Age and Address of Interested Trustee	Position(s) Held with Registrant	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Interested Trustee	Other Directorships Held by Interested Trustee**
James F. Higgins (66) One New York Plaza New York, NY 10004	Trustee	Since June 2000	Director or Trustee of various Morgan Stanley Funds (since June 2000); Senior Advisor of Morgan Stanley (since August 2000).	99

Formerly, Director of AXA Financial, Inc. and AXA Equitable Life Insurance Company (2002-2011) and Director of AXA MONY Life Insurance Company and AXA MONY Life Insurance Company of America (2004-2011).

*  This is the earliest date the Trustee began serving the Morgan Stanley Funds. Each Trustee serves an indefinite term, until his or her successor is elected.

**  This includes any directorships at public companies and registered investment companies held by the Trustee at any time during the past five years.

The executive officers of the Fund, their ages, addresses, positions held, length of time served and their principal business occupations during the past five years are shown below.

Executive Officers:

Name, Age and Address of Executive Officer	Position(s) Held with Registrant	Length of Time Served*	Principal Occupation(s) During Past 5 Years
John H. Gernon (50) 522 Fifth Avenue New York, NY 10036	President and Principal Executive Officer — Equity, Fixed Income and AIP Funds	Since September 2013	President and Principal Executive Officer of the Equity and Fixed Income Funds and the Morgan Stanley AIP Funds (since September 2013) in the Fund Complex; Managing Director of the Adviser.
Stefanie V. Chang Yu (47) 522 Fifth Avenue New York, NY 10036	Chief Compliance Officer	Since January 2014

Managing Director of the Adviser and various entities affiliated with the Adviser; Chief Compliance Officer of various Morgan Stanley Funds and the Adviser (since January 2014). Formerly, Vice President of various Morgan Stanley Funds (December 1997-January 2014).

Joseph C. Benedetti (48) 522 Fifth Avenue New York, NY 10036	Vice President	Since January 2014

Managing Director of the Adviser and various entities affiliated with the Adviser; Vice President of various Morgan Stanley Funds (since January 2014). Formerly, Assistant Secretary of various Morgan Stanley Funds (October 2004-January 2014).

Francis J. Smith (48) 522 Fifth Avenue New York, NY 10036	Treasurer and Principal Financial Officer	Treasurer since July 2003 and Principal Financial Officer since September 2002	Executive Director of the Adviser and various entities affiliated with the Adviser; Treasurer (since July 2003) and Principal Financial Officer of various Morgan Stanley Funds (since September 2002).
Mary E. Mullin (47) 522 Fifth Avenue New York, NY 10036	Secretary	Since June 1999	Executive Director of the Adviser and various entities affiliated with the Adviser; Secretary of various Morgan Stanley Funds (since June 1999).

*  This is the earliest date the officer began serving the Morgan Stanley Funds. Each officer serves an indefinite term, until his or her successor is elected.

In addition, the following individuals who are officers of the Adviser or its affiliates serve as assistant secretaries of the Fund: Joanne Antico, Daniel E. Burton and Edward J. Meehan.

For each Trustee, the dollar range of equity securities beneficially owned by the Trustee in the Fund and in the Family of Investment Companies (Family of Investment Companies includes all of the registered investment companies advised by the Adviser and Morgan Stanley AIP GP LP) for the calendar year ended December 31, 2013, is set forth in the table below.

Name of Trustee	Dollar Range of Equity Securities in the Fund (As of December 31, 2013)	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies (As of December 31, 2013)
Independent:
Frank L. Bowman(1)	None	over $100,000
Michael Bozic	None	over $100,000
Kathleen A. Dennis	None	over $100,000
Manuel H. Johnson	None	over $100,000
Joseph J. Kearns(1)	None	over $100,000
Michael F. Klein	None	over $100,000
Michael E. Nugent	None	over $100,000
W. Allen Reed(1)	None	over $100,000
Fergus Reid(1)	None	over $100,000
Interested:
James F. Higgins	None	$1 - $10,000

(1)  Includes the total amount of compensation deferred by the Trustee at his election pursuant to a deferred compensation plan. Such deferred compensation is placed in a deferral account and deemed to be invested in one or more of the Morgan Stanley Funds (or portfolio thereof) that are offered as investment options under the plan.

As to each Independent Trustee and his or her immediate family members, no person owned beneficially or of record securities of an investment adviser or principal underwriter of the Fund, or a person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with an investment adviser or principal underwriter of the Fund.

Independent Trustees and the Committees. Law and regulation establish both general guidelines and specific duties for the Independent Trustees. The Board has five committees: (1) Audit Committee, (2) Governance Committee, (3) Compliance and Insurance Committee, (4) Investment Committee and (5) Closed-End Fund Committee.

The Independent Trustees are charged with recommending to the full Board approval of management, advisory and administration contracts, Rule 12b-1 plans and distribution and underwriting agreements; continually reviewing fund performance; checking on the pricing of portfolio securities, brokerage commissions, transfer agent costs and performance and trading among funds in the same complex; and approving fidelity bond and related insurance coverage and allocations, as well as other matters that arise from time to time. The Independent Trustees are required to select and nominate individuals to fill any Independent Trustee vacancy on the board of any fund that has a Rule 12b-1 plan of distribution.

The Board of Trustees has a separately-designated standing Audit Committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended (the "Exchange Act"). The Audit Committee is charged with recommending to the full Board the engagement or discharge of the Fund's independent registered public accounting firm; directing investigations into matters within the scope of the independent registered public accounting firm's duties, including the power to retain outside specialists; reviewing with the independent registered public accounting firm the audit plan and results of the auditing engagement; approving professional services provided by the independent registered public accounting firm and other accounting firms prior to the performance of the services; reviewing the independence of the independent registered public accounting firm; considering the range of audit and non-audit fees; reviewing the adequacy of the Fund's system of internal controls; and reviewing the valuation process. The Fund has adopted a formal, written Audit Committee Charter.

The members of the Audit Committee of the Fund are Joseph J. Kearns, Michael F. Klein, Michael E. Nugent and W. Allen Reed. None of the members of the Fund's Audit Committee is an "interested person,"

as defined under the Investment Company Act, of the Fund (with such disinterested Trustees being "Independent Trustees" or individually, an "Independent Trustee"). Each Independent Trustee is also "independent" from the Fund under the listing standards of the NYSE. The Chairperson of the Audit Committee of the Fund is Joseph J. Kearns.

The Board of Trustees of the Fund also has a Governance Committee. The Governance Committee identifies individuals qualified to serve as Independent Trustees on the Fund's Board and on committees of such Board and recommends such qualified individuals for nomination by the Fund's Independent Trustees as candidates for election as Independent Trustees, advises the Fund's Board with respect to Board composition, procedures and committees, develops and recommends to the Fund's Board a set of corporate governance principles applicable to the Fund, monitors and makes recommendations on corporate governance matters and policies and procedures of the Fund's Board of Trustees and any Board committees and oversees periodic evaluations of the Fund's Board and its committees. The members of the Governance Committee of the Fund are Kathleen A. Dennis and Fergus Reid, each of whom is an Independent Trustee. The Chairperson of the Governance Committee is Fergus Reid.

The Fund does not have a separate nominating committee. While the Fund's Governance Committee recommends qualified candidates for nominations as Independent Trustees, the Board of Trustees of the Fund believes that the task of nominating prospective Independent Trustees is important enough to require the participation of all current Independent Trustees, rather than a separate committee consisting of only certain Independent Trustees. Accordingly, each Independent Trustee (Frank L. Bowman, Michael Bozic, Kathleen A. Dennis, Manuel H. Johnson, Joseph J. Kearns, Michael F. Klein, Michael E. Nugent, W. Allen Reed and Fergus Reid) participates in the election and nomination of candidates for election as Independent Trustees for the Fund. Persons recommended by the Fund's Governance Committee as candidates for nomination as Independent Trustees shall possess such experience, qualifications, attributes, skills and diversity so as to enhance the Board's ability to manage and direct the affairs and business of the Fund, including, when applicable, to enhance the ability of committees of the Board to fulfill their duties and/or to satisfy any independence requirements imposed by law, regulation or any listing requirements of the NYSE. While the Independent Trustees of the Fund expect to be able to continue to identify from their own resources an ample number of qualified candidates for the Fund's Board as they deem appropriate, they will consider nominations from shareholders to the Board. Nominations from shareholders should be in writing and sent to the Independent Trustees as described below under the caption "Shareholder Communications."

The Board formed the Compliance and Insurance Committee to address insurance coverage and oversee the compliance function for the Fund and the Board. The Compliance and Insurance Committee consists of Frank L. Bowman, Michael Bozic, James F. Higgins and Manuel H. Johnson. Frank L. Bowman, Michael Bozic and Manuel H. Johnson are Independent Trustees. The Chairperson of the Compliance and Insurance Committee is Michael Bozic. The Compliance and Insurance Committee has an Insurance Sub-Committee to review and monitor the insurance coverage maintained by the Fund. The Chairperson of the Insurance Sub-Committee is Frank L. Bowman.

The Investment Committee oversees the portfolio investment process for and reviews the performance of the Fund. The Investment Committee also recommends to the Board to approve or renew the Fund's Investment Advisory, Sub-Advisory and Administration Agreements. The members of the Investment Committee are Frank L. Bowman, Michael Bozic, Kathleen A. Dennis, James F. Higgins, Manuel H. Johnson, Joseph J. Kearns, Michael F. Klein, Michael E. Nugent, W. Allen Reed and Fergus Reid. The Chairperson of the Investment Committee is Manuel H. Johnson.

The Investment Committee has three Sub-Committees, each with its own Chairperson. Each Sub-Committee focuses on the funds' primary areas of investment, namely equities, fixed income and alternatives. The Sub-Committees and their members are as follows:

(1)  Equity — W. Allen Reed (Chairperson), Frank L. Bowman and Michael E. Nugent.

(2) Fixed Income — Michael F. Klein (Chairperson), Michael Bozic and Fergus Reid.

(3)  Money Market and Alternatives — Kathleen A. Dennis (Chairperson), James F. Higgins and Joseph J. Kearns.

The Board formed the Closed-End Fund Committee to consider a range of issues unique to closed-end funds. The Closed-End Fund Committee consists of Michael E. Nugent, W. Allen Reed and Fergus Reid, each of whom is an Independent Trustee. The Chairperson of the Closed-End Fund Committee is Michael E. Nugent.

During the Fund's fiscal year ended December 31, 2013, the Board of Trustees held the following meetings:

Board of Trustees	7
Committee/Sub-Committee:	Number of meetings:
Audit Committee	4
Governance Committee	4
Compliance and Insurance Committee	4
Insurance Sub-Committee	1
Investment Committee	5
Equity Sub-Committee	5
Fixed Income Sub-Committee	5
Money Market and Alternatives Sub-Committee	5
Closed-End Fund Committee	4

Experience, Qualifications and Attributes. The Board has concluded, based on each Trustee's experience, qualifications and attributes that each Board member should serve as a Trustee. Following is a brief summary of the information that led to and/or supports this conclusion.

Mr. Bowman has experience in a variety of business and financial matters through his prior service as a Director or Trustee for various other funds in the Fund Complex, where he serves as Chairperson of the Insurance Sub-Committee of the Compliance and Insurance Committee, and as a Director of B.P. p.l.c. and Naval and Nuclear Technologies LLP. Mr. Bowman also serves as a Director for the Armed Services YMCA of the USA, the U.S. Naval Submarine League, the American Shipbuilding Suppliers Association and as Chairman of the charity J Street Cup Golf. Mr. Bowman serves as a Trustee of the Fairhaven United Methodist Church. Mr. Bowman is also a member of the National Securities Advisory Council of the Center for U.S. Global Engagement and a member of the CNA Military Advisory Board. Mr. Bowman retired as an Admiral in the U.S. Navy after serving over 38 years on active duty including 8 years as Director of the Naval Nuclear Propulsion Program in the Department of the Navy and the U.S. Department of Energy (1996-2004). Additionally, Mr. Bowman served as the U.S. Navy's Chief of Naval Personnel (1994-1996) where he was responsible for the planning and programming of all manpower, personnel, training and education resources for the U.S. Navy, and on the Joint Staff as Director of Political Military Affairs (1992-1994). In addition, Mr. Bowman served as President and Chief Executive Officer of the Nuclear Energy Institute. Mr. Bowman has received such distinctions as a knighthood as Honorary Knight Commander of the Most Excellent Order of the British Empire and the Officier de l'Orde National du Mérite from the French Government and was elected to the National Academy of Engineering (2009). He is President of the consulting firm Strategic Decisions, LLC.

With over 20 years of experience on the boards and in senior management of such companies as Kmart Corporation, Levitz Furniture Corporation, Hills Department Stores and Sears Merchandise Group of Sears, Roebuck & Co., where Mr. Bozic also served as Chief Executive Officer of the Merchandise Group, and with nearly 20 years of experience as a Director or Trustee of certain other funds in the Fund Complex, Mr. Bozic has experience with a variety of financial, management, regulatory and operational issues as well as experience with marketing and distribution. Mr. Bozic has served as the Chairperson of the Compliance and Insurance Committee since 2006.

Ms. Dennis has over 25 years of business experience in the financial services industry and related fields including serving as a Director or Trustee of various other funds in the Fund Complex, where she serves as Chairperson of the Money Market and Alternatives Sub-Committee of the Investment Committee. Ms. Dennis possesses a strong understanding of the regulatory framework under which investment companies must operate based on her years of service to this Board and her position as Senior Managing Director of Victory Capital Management.

In addition to his tenure as a Director or Trustee of various other funds in the Fund Complex, where he formerly served as Chairperson of the Audit Committee, Dr. Johnson has also served as an officer or a board member of numerous companies for over 20 years. These positions included Co-Chairman and a founder of the Group of Seven Council, Director of NVR, Inc., Director of Evergreen Energy and Director of Greenwich Capital Holdings. He also has served as Vice Chairman of the Board of Governors of the Federal Reserve System and Assistant Secretary of the U.S. Treasury. In addition, Dr. Johnson also served as Chairman of the Financial Accounting Foundation, which oversees the Financial Accounting Standards Board, for seven years.

Mr. Kearns gained extensive experience regarding accounting through his experience on the Audit Committees of the boards of other funds in the Funds Complex, including serving as either Chairperson or Deputy Chairperson of the Audit Committee for nearly 20 years, and through his position as Chief Financial Officer of the J. Paul Getty Trust. He also has experience in financial, accounting, investment and regulatory matters through his position as President and founder of Kearns & Associates LLC, a financial consulting company. Mr. Kearns also serves as a Director of Electro Rent Corporation and previously served as Director of The Ford Family Foundation. The Board has determined that Mr. Kearns is an "audit committee financial expert" as defined by the SEC.

Through his prior positions as a Managing Director of Morgan Stanley & Co. Inc. and Morgan Stanley Dean Witter Investment Management and as President and a Trustee of Morgan Stanley Institutional Funds, Mr. Klein has experience in the management and operation of registered investment companies, enabling him to provide management input and investment guidance to the Board. Mr. Klein also has extensive experience in the investment management industry based on his current positions as Managing Director and Co-Chief Executive Officer of Aetos Capital, LLC, Co-President of Aetos Alternatives Management, LLC and as Director of certain investment funds managed or sponsored by Aetos Capital, LLC. In addition, he also has experience as a member of the board of other funds in the Fund Complex.

Mr. Nugent has extensive experience with financial, accounting, investment and regulatory matters through his over 20 years of service on the boards of various funds in the Fund Complex, including time as the Chairperson of the Insurance Committee, Chairperson of the Closed-End Fund Committee and Chairperson of the Morgan Stanley Funds. Mr. Nugent also has experience as a former General Partner in Triumph Capital, L.P.

Mr. Reed has experience on investment company boards and is experienced with financial, accounting, investment and regulatory matters through his prior service as a Director of iShares, Inc. and his service as Trustee or Director of other funds in the Fund Complex. Mr. Reed also gained substantial experience in the financial services industry through his position as Director of Legg Mason, Inc. and prior position as President and CEO of General Motors Asset Management.

Mr. Reid has served on a number of mutual fund boards, including as a Trustee or Director of certain investment companies in the JP Morgan Funds complex and as a Trustee or Director of other funds in the Fund Complex. Therefore, Mr. Reid is experienced with financial, accounting, investment and regulatory matters, enabling him to provide management input and investment guidance to the Board.

Mr. Higgins has over 30 years of experience in the financial services industry. Mr. Higgins has substantial mutual fund experience and is experienced with financial, accounting, investment and regulatory matters due to his experience on the boards of other funds in the Fund Complex. Mr. Higgins also previously served on the boards of other companies in the financial services industry, including AXA Financial, Inc. and AXA Equitable Life Insurance Company.

The Trustees' principal occupations during the past five years or more are shown in the above tables.

Advantages of Having the Same Individuals as Trustees for the Morgan Stanley Funds. The Independent Trustees and the Fund's management believe that having the same Independent Trustees for each of the Morgan Stanley Funds avoids the duplication of effort that would arise from having different groups of individuals serving as Independent Trustees for each of the funds or even of sub-groups of funds. They believe that having the same individuals serve as Independent Trustees of all the Morgan Stanley Funds tends to increase their knowledge and expertise regarding matters which affect the Fund Complex generally and enhances their ability to negotiate on behalf of each fund with the fund's service providers. This arrangement also precludes the possibility of separate groups of Independent Trustees arriving at conflicting decisions regarding operations and management of the funds and avoids the cost and confusion that would likely ensue. Finally, having the same Independent Trustees serve on all fund boards enhances the ability of each fund to obtain, at modest cost to each separate fund, the services of Independent Trustees of the caliber, experience and business acumen of the individuals who serve as Independent Trustees of the Morgan Stanley Funds.

Trustee and Officer Indemnification. The Fund's Declaration of Trust provides that no Trustee, officer, employee or agent of the Fund is liable to the Fund or to a shareholder, nor is any Trustee, officer, employee or agent liable to any third persons in connection with the affairs of the Fund, except as such liability may arise from his/her or its own bad faith, willful misfeasance, gross negligence or reckless disregard of his/her or its duties. It also provides that all third persons shall look solely to Fund property for satisfaction of claims arising in connection with the affairs of the Fund. With the exceptions stated, the Declaration of Trust provides that a Trustee, officer, employee or agent is entitled to be indemnified against all liability in connection with the affairs of the Fund.

Shareholder Communications.  Shareholders may send communications to the Fund's Board of Trustees. Shareholders should send communications intended for the Fund's Board by addressing the communications directly to the Board (or individual Board members) and/or otherwise clearly indicating in the salutation that the communication is for the Board (or individual Board members) and by sending the communication to either the Fund's office or directly to such Board member(s) at the address specified for each Trustee previously noted. Other shareholder communications received by the Fund not directly addressed and sent to the Board will be reviewed and generally responded to by management, and will be forwarded to the Board only at management's discretion based on the matters contained therein.

C. Compensation

Effective January 1, 2014, each Trustee (except for the Chairperson of the Boards) receives an annual retainer fee of $230,000 ($220,000 prior to January 1, 2014) for serving as a Trustee of the Morgan Stanley Funds.

The Chairperson of the Audit Committee receives an additional annual retainer fee of $78,750 and the Investment Committee Chairperson receives an additional annual retainer fee of $63,000. Other Committee and Sub-Committee Chairpersons (except for the Chairperson of the Closed-End Fund Committee) receive an additional annual retainer fee of $31,500. The aggregate compensation paid to each Trustee is paid by the Morgan Stanley Funds, and is allocated on a pro rata basis among each of the operational funds/portfolios of the Morgan Stanley Funds based on the relative net assets of each of the funds/portfolios. Michael E. Nugent receives a total annual retainer fee of $460,000 ($440,000 prior to January 1, 2014) for his services as Chairperson of the Boards of the Morgan Stanley Funds and for administrative services provided to each Board.

The Fund also reimburses such Trustees for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. Trustees of the Fund who are employed by the Adviser receive no compensation or expense reimbursement from the Fund for their services as Trustee.

Effective April 1, 2004, the Fund began a Deferred Compensation Plan (the "DC Plan"), which allows each Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees throughout the year. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley Funds (or portfolios thereof) that are offered as investment options under the DC Plan. At the Trustee's election, distributions are either in one lump sum payment, or in the form of equal annual installments over a period of five years. The rights of an eligible Trustee and the beneficiaries to the amounts held under the DC Plan are unsecured and such amounts are subject to the claims of the creditors of the Fund.

Prior to April 1, 2004, certain Morgan Stanley Funds maintained a similar Deferred Compensation Plan (the "Prior DC Plan"), which also allowed each Independent Trustee to defer payment of all, or a portion, of the fees he or she received for serving on the Board of Trustees throughout the year. Generally, the DC Plan amends and supersedes the Prior DC Plan and all amounts payable under the Prior DC Plan are now subject to the terms of the DC Plan (except for amounts paid during the calendar year 2004, which remain subject to the terms of the Prior DC Plan).

The following table shows aggregate compensation payable to each of the Fund's Trustees from the Fund for the fiscal year ended December 31, 2013 and the aggregate compensation payable to each of the funds' Trustees by the Fund Complex (which includes all of the Morgan Stanley Funds) for the calendar year ended December 31, 2013.

Compensation(1)

Name of Independent Trustee:	Aggregate compensation from the Fund(2)	Total Compensation from Fund and Fund Complex Paid to Trustee(3)
Frank L. Bowman	$1,535	$251,500
Michael Bozic	1,508	251,500
Kathleen A. Dennis	1,535	251,500
Manuel H. Johnson	1,697	283,000
Joseph J. Kearns(3)	1,791	339,000
Michael F. Klein	1,535	251,500
Michael E. Nugent	2,638	440,000
W. Allen Reed(2)(3)	1,009	188,625
Fergus Reid(3)	1,508	281,750
Name of Interested Trustee:
James F. Higgins	1,323	220,000

(1)  Includes all amounts paid for serving as director/trustee of the funds, as well as serving as Chairperson of the Boards or a Chairperson of a Committee or Sub-Committee.

(2)  The amounts shown in this column represent the aggregate compensation before deferral with respect to the Fund's fiscal year. The following Trustee deferred compensation from the Fund during the fiscal year ended December 31, 2013: Mr. Reed, $1,009.

(3)  The amounts shown in this column represent the aggregate compensation paid by all of the funds in the Fund Complex as of December 31, 2013 before deferral by the Trustees under the DC Plan. As of December 31, 2013, the value (including interest) of the deferral accounts across the Fund Complex for Messrs. Kearns, Reed and Reid pursuant to the deferred compensation plan was $616,245, $1,379,775 and $739,593, respectively. Because the funds in the Fund Complex have different fiscal year ends, the amounts shown in this column are presented on a calendar year basis.

Prior to December 31, 2003, 49 of the Morgan Stanley Funds (the "Adopting Funds"), including the Fund, had adopted a retirement program under which an Independent Trustee who retired after serving for at least five years as an Independent Trustee of any such fund (an "Eligible Trustee") would have been entitled to retirement payments, based on factors such as length of service, upon reaching the eligible retirement age. On December 31, 2003, the amount of accrued retirement benefits for each Eligible Trustee was frozen, and will be payable, together with a return of 8% per annum, at or following each such Eligible Trustee's retirement as shown in the table below.

The following table illustrates the retirement benefits accrued to the Fund's Independent Trustees by the Fund for the fiscal year ended December 31, 2013 and by the Adopting Funds for the calendar year ended December 31, 2013, and the estimated retirement benefits for the Independent Trustees from the Fund for the fiscal year ended December 31, 2013 and from the Adopting Funds for each calendar year following retirement. Only the Trustees listed below participated in the retirement program.

Name of Independent Trustee:	Retirement Benefits Accrued as Fund Expenses		Estimated Annual Benefits Upon Retirement(1)
	By the Fund	By All Adopting Funds	From the Fund	From All Adopting Funds
Michael Bozic(2)	$(278)	$(12,584)	$967	$43,940
Manuel H. Johnson	651	30,205	1,420	64,338
Michael E. Nugent(2)	(214)	(9,647)	1,269	57,539

(1)  Total compensation accrued under the retirement plan, together with a return of 8% per annum, will be paid annually commencing upon retirement and continuing for the remainder of the Trustee's life.

(2)  Messrs. Bozic's and Nugent's retirement expenses are negative due to the fact that their expenses have been overaccrued.

IV. CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

As of the date of this SAI, Allstate Life Insurance Company ("Allstate") and Allstate Life Insurance Company of New York ("Allstate NY") owned 5% or more of the Class of each Portfolio of the Fund listed below for allocation to their respective separate accounts ("Accounts"), none of the Fund's Trustees was a Contract Owner under the Accounts, and the aggregate number of shares of each Portfolio of the Fund allocated to Contracts owned by the Fund's officers as a group was less than one percent of each Portfolio's outstanding Class X or Class Y shares.

The address of Allstate is 3100 Sanders Road, Northbrook, IL 60062. The address of Allstate NY is 100 Motor Parkway, Suite 132, Hauppauge, NY 11788.

Allstate and/or Allstate NY owned 5% or more of the shares of each Class of each Portfolio of the Fund as of April 1, 2014:

Class/Portfolio	Allstate
Class X: Money Market Portfolio	92.66%
Class Y: Money Market Portfolio	95.84%
Class X: Limited Duration Portfolio	91.58%
Class Y: Limited Duration Portfolio	97.09%
Class X: Income Plus Portfolio	91.47%
Class Y: Income Plus Portfolio	98.16%
Class X: European Equity Portfolio	91.96%
Class Y: European Equity Portfolio	96.42%
Class X: Multi Cap Growth Portfolio	94.50%
Class Y: Multi Cap Growth Portfolio	95.82%
Class/Portfolio	Allstate NY
Class X: Income Plus Portfolio	5.76%
Class X: European Equity Portfolio	5.79%

V. INVESTMENT ADVISORY AND OTHER SERVICES

A. Adviser, Sub-Adviser and Administrator

The Adviser to each Portfolio is Morgan Stanley Investment Management Inc., a Delaware corporation, whose address is 522 Fifth Avenue, New York, NY 10036. The Adviser is a wholly-owned subsidiary of Morgan Stanley, a Delaware corporation traded on the NYSE under the symbol "MS." Morgan Stanley is a preeminent global financial services firm engaged in securities trading and brokerage activities, as well as providing investment banking, research and analysis, financing and financial advisory services.

With respect to the European Equity Portfolio, the Sub-Adviser is Morgan Stanley Investment Management Limited, located at 25 Cabot Square, Canary Wharf, London, E14 4QA, England. The Sub-Adviser is a wholly-owned subsidiary of Morgan Stanley.

Pursuant to an Amended and Restated Investment Advisory Agreement (the "Investment Advisory Agreement") with the Adviser, the Fund has retained the Adviser to manage and/or oversee the investment of the Fund's assets, including the placing of orders for the purchase and sale of portfolio securities. The Fund pays the Adviser monthly compensation calculated daily by applying the following annual rates to the net assets of each Portfolio determined as of the close of each business day. The investment advisory fee is allocated among the Classes of each Portfolio pro rata based on the net assets of the Portfolio attributable to each Class.

Name of Portfolio	Investment Advisory Fee Rates
Money Market	0.45% of the portion of daily net assets not
exceeding $250 million; 0.375% of the portion of
daily net assets exceeding $250 million but not
exceeding $750 million; 0.325% of the portion of
daily net assets exceeding $750 million but not
exceeding $1.25 billion; 0.30% of the portion of
daily net assets exceeding $1.25 billion but not
exceeding $1.5 billion; and 0.275% of the portion
of daily net assets exceeding $1.5 billion.
The Portfolio's Distributor, Adviser and Administrator
have agreed to waive and/or reimburse all or a portion
of the Portfolio's distribution fee, advisory fee and
administration fee, respectively, to the extent that total
expenses exceed total income on a daily basis. These
fee waivers and/or expense reimbursements will
continue for at least one year or until such time as the
Fund's Board of Trustees acts to discontinue all or a
portion of such waivers and/or reimbursements when it
deems such action is appropriate.
Limited Duration	0.30% of the daily net assets
Income Plus	0.42% of the portion of the daily net assets not
exceeding $500 million; 0.35% of the portion of
the daily net assets exceeding $500 million but not
exceeding $1.25 billion; and 0.22% of the portion
of the daily net assets exceeding $1.25 billion.
European Equity	0.87% of the portion of daily net assets not
exceeding $500 million; 0.82% of the portion of
daily net assets exceeding $500 million but not
exceeding $2 billion; 0.77% of the portion of daily
net assets exceeding $2 billion but not exceeding
$3 billion; and 0.745% of the portion of daily net
assets exceeding $3 billion.
The Portfolio's Adviser and Administrator have
agreed to reduce its advisory fee, its administration
fee and/or reimburse the Portfolio so that Total
Annual Portfolio Operating Expenses, excluding certain
investment related expenses, 12b-1 fees, taxes, interest
and other extraordinary expenses (including litigation),
will not exceed1.00%. The fee waivers and/or expense
reimbursements will continue for at least one year or
until such time as the Fund's Board of Trustees acts to
discontinue all or a portion of such waivers and/or
reimbursements when it deems such action is
appropriate.

Name of Portfolio	Investment Advisory Fee Rates
Multi Cap Growth	0.42% of the portion of the daily net assets not
exceeding $1 billion; 0.395% of the portion of the
daily net assets exceeding $1 billion but not
exceeding $2 billion; and 0.37% of the portion of
the daily net assets exceeding $2 billion.
The Portfolio's Adviser and Administrator have
agreed to reduce its advisory fee, its administration
fee and/or reimburse the Portfolio so that Total
Annual Portfolio Operating Expenses, excluding certain
investment related expenses, 12b-1 fees, taxes, interest
and other extraordinary expenses (including litigation),
will not exceed 0.57%. The fee waivers and/or expense
reimbursements will continue for at least two years from
the date of the applicable reorganization or until such
time as the Fund's Board of Trustees acts to discontinue
all or a portion of such waivers and/or reimbursements
when it deems such action is appropriate.

The following table reflects for each Portfolio (i) the advisory fee paid; and (ii) the advisory fee waived and/or affiliated rebates for each of the past three fiscal years ended December 31, 2011, 2012 and 2013.

	Advisory Fees Paid (After Fee Waivers and/or Affiliated Rebates)			Advisory Fees Waived			Affiliated Rebates
Name of Portfolio	2011	2012	2013	2011	2012	2013	2011	2012	2013
Money Market	$90,371	$95,066	$3,110	$434,703	$349,556	$371,153	$0	$0	$0
Limited Duration	186,121	160,019	134,639	0	0	0	1,009	1,369	1,206
Income Plus	891,861	797,005	703,497	0	0	0	1,719	8,989	4,359
European Equity	456,178	335,983	341,904	112,937	114,369	115,301	1,140	871	637
Multi Cap Growth	1,093,594	936,787	1,035,710	0	0	0	11,007	9,118	10,186

Pursuant to a sub-advisory agreement ("Sub-Advisory Agreement") between the Adviser and the Sub-Adviser with respect to the European Equity Portfolio, the Sub-Adviser has been retained, subject to the overall supervision of the Adviser and the Trustees of the Portfolio, to, together with the Adviser, continuously furnish investment advice concerning individual security selections, asset allocations and economic trends and management of the Portfolio. The Adviser pays the Sub-Adviser on a monthly basis a portion of the net advisory fees the Adviser receives from the Portfolio.

Administration services are provided to the Fund by Morgan Stanley Investment Management Inc. ("Administrator"), a wholly-owned subsidiary of Morgan Stanley, pursuant to a separate administration agreement (the "Administration Agreement") entered into by the Fund with the Administrator. Prior to January 1, 2014, the Administrator was Morgan Stanley Services Company Inc. The Fund pays the Administrator monthly compensation of 0.08% of daily net assets (0.05% with respect to the Money Market Portfolio).

For the fiscal years ended December 31, 2011, 2012 and 2013, the Fund paid compensation under the Administration Agreement as follows:

	Compensation Paid for the Fiscal Year Ended December 31,
Name of Portfolio	2011		2012		2013
Money Market	$51,730	(1)	$49,403	(1)	$23,515	(1)
Limited Duration	49,901		43,037		36,225
Income Plus	170,205		153,523		134,830
European Equity	52,437		41,492		42,100
Multi Cap Growth	210,400		180,172		199,218

(1) For the fiscal years ended December 31, 2011, 2012 and 2013, the administration fees paid reflect a waiver of $6,612, $0 and $18,070, respectively.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

B. Principal Underwriter

The Fund's principal underwriter is the Distributor (which has the same address as the Adviser). In this capacity, each Portfolio's shares are distributed by the Distributor. The Distributor has entered into a selected dealer agreement with Morgan Stanley Smith Barney LLC and Morgan Stanley & Co. LLC, which through their own sales organizations sell shares of the Fund. In addition, the Distributor may enter into similar agreements with other selected broker-dealers. The Distributor, a Delaware corporation, is a wholly-owned subsidiary of Morgan Stanley.

The Fund and the Distributor have agreed to indemnify each other against certain liabilities, including liabilities under the Securities Act. Under the Distribution Agreement, the Distributor uses its best efforts in rendering services to the Fund, but in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations, the Distributor is not liable to the Fund or any of its shareholders for any error of judgment or mistake of law or for any act or omission or for any losses sustained by the Portfolios or their shareholders.

C. Services Provided by the Adviser, Sub-Adviser and Administrator

The Adviser manages the investment of each Portfolio's assets (other than the European Equity Portfolio), including the placing of orders for the purchase and sale of portfolio securities. The Adviser obtains and evaluates the information and advice relating to the economy, securities markets and specific securities as it considers necessary or useful to continuously manage the assets of each Portfolio in a manner consistent with its investment objective.

Under the terms of the Administration Agreement, the Administrator maintains certain of the Fund's books and records and furnishes, at its own expense, the office space, facilities, equipment, clerical help and bookkeeping as the Fund may reasonably require in the conduct of its business. The Administrator also assists in the preparation of prospectuses, proxy statements and reports required to be filed with federal and state securities commissions (except insofar as the participation or assistance of the independent registered public accounting firm and attorneys is, in the opinion of the Administrator, necessary or desirable). The Administrator also bears the cost of telephone service, heat, light, power and other utilities provided to the Fund.

With respect to the European Equity Portfolio, the Sub-Adviser has been retained, subject to the overall supervision of the Adviser, to continuously furnish investment advice concerning individual security selections, asset allocations, overall economic trends and to manage the Portfolio's portfolio.

Expenses not expressly assumed by the Adviser under the Investment Advisory Agreement or by the Administrator under the Administration Agreement or by the Sub-Adviser for the European Equity Portfolio under the Sub-Advisory Agreement or by the Distributor, will be paid by the Portfolios. Each Portfolio pays all expenses incurred in its operation and a portion of the Fund's general administration expenses allocated based on the asset sizes of the Portfolios. The Portfolios' direct expenses include, but are not limited to: expenses of the Plan of Distribution pursuant to Rule 12b-1; charges and expenses of any registrar, custodian, transfer and dividend disbursing agent; brokerage commissions; certain taxes; registration costs of the Fund under federal and state securities laws; shareholder servicing costs, charges and expenses of any outside service used for pricing of the Portfolios' shares; fees and expenses of legal counsel, including counsel to the Trustees who are not interested persons of the Fund or of the Adviser (or the Sub-Adviser) (not including compensation or expenses of attorneys who are employees of the Adviser (or the Sub-Adviser)); fees and expenses of the Fund's independent registered public accounting firm; interest on Portfolio borrowings; and all other expenses attributable to a particular Portfolio. The 12b-1 fees relating to Class Y will be allocated directly to Class Y. In addition, other expenses associated with a particular Class (except advisory or custodial fees) may be allocated directly to that Class, provided that such expenses are reasonably identified as specifically attributable to that Class and the direct allocation to that Class is approved by the Trustees.

Expenses which are allocated on the basis of size of the respective Portfolios include the costs and expenses of printing, including typesetting, and distributing prospectuses and statements of additional information of the Fund and supplements thereto to the Fund's shareholders; all expenses of shareholders' and Trustees' meetings and of preparing, printing and mailing proxy statements and reports to shareholders; fees and travel expenses of Trustees or members of any advisory board or committee who are not employees of the Adviser (or the Sub-Adviser) or any corporate affiliate of the Adviser (or the Sub-Adviser); state franchise taxes; SEC fees; membership dues of industry associations; postage; insurance premiums on property or personnel (including officers and Trustees) of the Fund which inure to its benefit; and all other costs of the Fund's operations properly payable by the Fund and allocable on the basis of size to the respective Portfolios. Depending on the nature of a legal claim, liability or lawsuit, litigation costs, payment of legal claims or liabilities and any indemnification relating thereto may be directly applicable to the Portfolio or allocated on the basis of the size of the respective Portfolios. The Trustees have determined that this is an appropriate method of allocation of expenses.

Each of the Investment Advisory Agreement and the Sub-Advisory Agreement provides that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of their obligations thereunder, the Adviser and the Sub-Adviser, respectively, are not liable to the Fund or any of its investors (and, in the case of the Sub-Advisory Agreement, to the Adviser) for any act or omission by the Adviser or for any losses sustained by the Fund or its investors.

Each of the Investment Advisory Agreement and the Sub-Advisory Agreement will remain in effect from year to year provided continuance of the applicable Agreement is approved at least annually by the vote of the holders of a majority, as defined in the Investment Company Act, of the outstanding shares of each affected Portfolio, or by the Trustees; provided that in either event such continuance is approved annually by the vote of a majority of the Independent Trustees.

The Administration Agreement provides that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations thereunder, the Administrator is not liable to the Fund or any of its investors for any act or omission by the Administrator or for any losses sustained by the Fund or its investors. The Administration Agreement will continue unless terminated by either party by written notice delivered to the other party within 30 days.

D. Rule 12b-1 Plan

The Fund has adopted a Plan of Distribution, effective July 31, 2011, pursuant to Rule 12b-1 under the Investment Company Act (the "Plan"). Under the Plan, Class Y shares of each Portfolio bear a distribution fee paid to the Distributor which is accrued daily and payable monthly at the annual rate of 0.25% of the average daily net assets of the Class.

Prior to July 31, 2011, in accordance with Rule 12b-1 under the Investment Company Act, the Fund had adopted a Plan of Distribution with respect to the Class Y shares between the Fund and Morgan Stanley Distributors Inc. (the "Prior Distributor"), pursuant to which the Prior Distributor provided certain services in connection with the promotion and sale of the Fund's Class Y shares (the "Prior Plan").

The Plan provides that each Portfolio's distribution fee shall compensate the Distributor, Morgan Stanley Smith Barney LLC and its affiliates, and other selected broker-dealers for expenses they incur in connection with the distribution of the Portfolio's Class Y shares. These expenses may include: (i) cost incurred in providing personal services to shareholders; (ii) overhead and other branch office distribution-related expenses including, but not limited to, expenses of operating the Distributor's or other broker-dealers' offices used for selling Portfolio shares (e.g., lease and utility costs, salaries and employee benefits of operations and sales support personnel, costs related to client sales seminars and telephone expenses); (iii) printing and mailing costs relating to prospectuses and reports (for new shareholders); and (iv) costs incurred in connection with advertising materials and sales literature. In addition, payments to the Distributor may be used by the Distributor to compensate insurance companies for shareholder services, which include, but are not limited to, education of agents concerning the Portfolios, compensation of agents and servicing contract owners.

Under the Plan and as required by Rule 12b-1, the Distributor provides the Fund, for review by the Trustees, and the Trustees review promptly after the end of each calendar quarter, a written report regarding the distribution expenses incurred under the Plan on behalf of each Portfolio during such calendar quarter, which report includes (1) an itemization of the types of expenses and the purposes therefor; (2) the amounts of such expenses; and (3) a description of the benefits derived by the Fund.

For the fiscal year ended December 31, 2013, Class Y shares of the following Portfolios made payments under the Plan as follows:

Name of Portfolio:	Compensation paid for the fiscal year ended December 31, 2013
Money Market	$0	(1)
Limited Duration	88,758
Income Plus	222,307
European Equity	29,267
Multi Cap Growth	148,842

(1) The distribution fee of $110,960 was fully waived.

On an annual basis, the Trustees, including a majority of the Independent Trustees, consider whether the Plan should be continued. Prior to approving the last continuation of the Plan, the Trustees requested and received from the Distributor and reviewed all the information which they deemed necessary to arrive at an informed determination. In making their determination to continue the Plan, the Trustees considered: (1) the Portfolios' experience under the Plan and whether such experience indicates that the Plan is operating as anticipated; (2) the benefits each Portfolio had obtained, was obtaining and would be likely to obtain under the Plan, including that (a) the Plan is essential in order to give Portfolio investors a choice of alternatives for payment of distribution and service charges and to enable each Portfolio to continue to grow and avoid a pattern of net redemptions which, in turn, are essential for effective investment management; and (b) without the compensation to individual brokers and the reimbursement of distribution and account maintenance expenses of Morgan Stanley Smith Barney LLC branch offices made possible by the 12b-1 fees, Morgan Stanley Smith Barney LLC could not establish and maintain an effective system for distribution, servicing of Contract Owners and maintenance of their accounts; and (3) what services had been and were continuing to be provided under the Plan to each Portfolio and its respective Contract Owners. Based upon their review, the Trustees, including each of the Independent Trustees, determined that continuation of the Plan would be in the best interests of each Portfolio and would have a reasonable likelihood of continuing to benefit each Portfolio and its respective Contract Owners.

The Plan may not be amended to increase materially the amount to be spent for the services described therein without approval by the Class Y shareholders of each affected Portfolio, and all material amendments to the Plan must also be approved by the Trustees. The Plan may be terminated as to a Portfolio at any time, without payment of any penalty, by vote of a majority of the Independent Trustees or by a vote of a majority of the outstanding voting securities of the Portfolio (as defined in the Investment Company Act) on not more than 30 days' written notice to any other party to the Plan. So long as the Plan is in effect, the election and nomination of Independent Trustees shall be committed to the discretion of the Independent Trustees.

No interested person of the Fund nor any Independent Trustee has any direct financial interest in the operation of the Plan, except to the extent that the Distributor, the Adviser, the Sub-Adviser, the Administrator, Morgan Stanley Smith Barney LLC or certain of their employees may be deemed to have such an interest as a result of benefits derived from the successful operation of the Plan or as a result of receiving a portion of the amounts expended thereunder by the Portfolios.

E. Other Service Providers

(1) Transfer Agent/Dividend Disbursing Agent

Boston Financial Data Services, Inc., 2000 Crown Colony Drive, Quincy, Massachusetts 02169-0953, is the Transfer Agent for the Fund's shares and the Dividend Disbursing Agent for payment of dividends and distributions on Fund shares.

(2) Custodian and Independent Registered Public Accounting Firm

State Street Bank and Trust Company, One Lincoln Street, Boston, MA 02111, is the Custodian of each Portfolio's assets. Any Portfolio's cash balances with the Custodian in excess of $250,000 are unprotected by federal deposit insurance. These balances may, at times, be substantial.

Ernst & Young LLP, located at 200 Clarendon Street, Boston, MA 02116-5021, is the independent registered public accounting firm of the Fund. The Fund's independent registered public accounting firm is responsible for auditing the annual financial statements.

F. Fund Management

Because the portfolio managers may manage assets for other investment companies, pooled investment vehicles, and/or other accounts (including institutional clients, pension plans and certain high net worth individuals), there may be an incentive to favor one client over another resulting in conflicts of interest. For instance, the Adviser and/or Sub-Adviser may receive fees from certain accounts that are higher than the fee it receives from the Portfolios, or it may receive a performance-based fee on certain accounts. In those instances, the portfolio managers may have an incentive to favor the higher and/or performance-based fee accounts over the Portfolios. In addition, a conflict of interest could exist to the extent the Adviser and/or Sub-Adviser have proprietary investments in certain accounts, where portfolio managers have personal investments in certain accounts or when certain accounts are investment options in the Adviser's and/or Sub-Adviser's employee benefits and/or deferred compensation plans. The portfolio manager may have an incentive to favor these accounts over others. If the Adviser and/or Sub-Adviser manage accounts that engage in short sales of securities of the type in which the Portfolios invest, the Adviser and/or Sub-Adviser could be seen as harming the performance of the Portfolios for the benefit of the accounts engaging in short sales if the short sales cause the market value of the securities to fall. The Adviser and/or Sub-Adviser have adopted trade allocation and other policies and procedures that it believes are reasonably designed to address these and other conflicts of interest.

Portfolio Manager Compensation Structure

Morgan Stanley's compensation structure is based on a total reward system of base salary and Incentive Compensation which is paid partially as a cash bonus and partially as mandatory deferred compensation. Deferred compensation may be granted as deferred cash under the Adviser's Investment Management Alignment Plan ("IMAP"), as an equity-based award or it may be granted under other plans as determined annually by Morgan Stanley's Compensation, Management Development and Succession Committee subject to vesting and other conditions.

Base salary compensation. Generally, portfolio managers receive base salary compensation based on the level of their position with the Adviser.

Incentive compensation. In addition to base compensation, portfolio managers may receive discretionary year-end compensation.

Incentive compensation may include:

• Cash Bonus.

• Deferred Compensation:

• A mandatory program that defers a portion of incentive compensation into restricted stock units or other awards based on Morgan Stanley common stock or other plans that are subject to vesting and other conditions.

• IMAP is a mandatory program that defers a portion of incentive compensation and notionally invests it in designated funds advised by the Adviser or its affiliates. The award is subject to vesting and other conditions. Portfolio managers must notionally invest a minimum of 25% to a maximum of 100% of their IMAP deferral account into a combination of the designated funds they manage that are included in the IMAP fund menu, which may or may not include one of the Portfolios.

All deferred compensation awards are subject to clawback provisions where awards can be cancelled, in whole or in part, if an employee takes any action, or omits to take any action which: causes a restatement of Morgan Stanley's consolidated financial results; constitutes a violation by the portfolio manager of Morgan Stanley's Global Risk Management Principles, Policies and Standards; or constitutes violation of internal risk and control policies involving a subsequent loss.

Several factors determine discretionary compensation, which can vary by portfolio management team and circumstances. These factors include:

•  Revenues generated by the investment companies, pooled investment vehicles and other accounts managed by the portfolio manager.

•  The investment performance of the funds/accounts managed by the portfolio manager.

•  Contribution to the business objectives of the Adviser and/or Sub-Adviser.

•  The dollar amount of assets managed by the portfolio manager.

•  Market compensation survey research by independent third-parties.

•  Other qualitative factors, such as contributions to client objectives.

•  Performance of Morgan Stanley and Morgan Stanley Investment Management, and the overall performance of the investment team(s) of which the portfolio manager is a member.

Other Accounts Managed by Portfolio Managers at December 31, 2013 (unless otherwise indicated):

	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio and Portfolio Managers	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts		Total Assets in the Accounts
Multi Cap Growth
Sam G. Chainani	25	$21.4 billion	6	$7.1 billion	12	(1)	$2.2 billion(1)
David S. Cohen	25	$21.4 billion	6	$7.1 billion	12	(1)	$2.2 billion(1)
Dennis P. Lynch	25	$21.4 billion	6	$7.1 billion	12	(1)	$2.2 billion(1)
Armistead B. Nash	25	$21.4 billion	6	$7.1 billion	12	(1)	$2.2 billion(1)
Alexander T. Norton	25	$21.4 billion	6	$7.1 billion	12	(1)	$2.2 billion(1)
Jason C. Yeung	25	$21.4 billion	6	$7.1 billion	12	(1)	$2.2 billion(1)
European Equity
Riccardo Bindi	1	$187.0 million	3	$1.3 billion	4	(2)	$1.3 billion(2)
Jonathan Day	1	$187.0 million	3	$1.3 billion	4	(2)	$1.3 billion(2)
Matthew Leeman	1	$187.0 million	3	$1.3 billion	4	(2)	$1.3 billion(2)
Jaymeen Patel	1	$187.0 million	3	$1.3 billion	4	(2)	$1.3 billion(2)
Income Plus
Joseph Mehlman	7	$779.8 million	0	$0	65	(3)	$14.5 billion(3)
Christian G. Roth	6	$474.0 million	27	$8.4 billion	36	(4)	$14.9 billion(4)
Limited Duration
Divya Chhibba	6	$1.4 billion	1	$9.5 million	13	(5)	$2.4 billion(5)
Joseph Mehlman	7	$894.1 million	0	$0	65	(3)	$14.5 billion(3)
Neil Stone	7	$1.5 billion	1	$9.5 million	62	(6)	$13.9 billion(6)

(1)  Of these other accounts, two accounts with a total of approximately $593.0 million in assets had performance-based fees.

(2)  Of these other accounts, one account with a total of approximately $409.4 million in assets had performance-based fees.

(3)  Of these other accounts, one account with a total of approximately $210.6 million in assets had performance-based fees.

(4)  Of these other accounts, eight accounts with a total of approximately $3.0 billion in assets had performance-based fees.

(5)  Of these other accounts, one account with a total of approximately $272.5 million in assets had performance-based fees.

(6)  Of these other accounts, two accounts with a total of approximately $483.1 million in assets had performance-based fees.

Securities Ownership of Portfolio Managers

As of December 31, 2013 (unless otherwise noted), the dollar range of securities beneficially owned (or held notionally through IMAP) by each portfolio manager in the Portfolio is shown below:

Multi Cap Growth

Sam G. Chainani	none*
David S. Cohen	none*
Dennis P. Lynch	none*
Armistead B. Nash	none*
Alexander T. Norton	none*
Jason C. Yeung	none*

European Equity

Riccardo Bindi	none*
Jonathan Day	none*
Matthew Leeman	none*
Jaymeen Patel	none*

Income Plus

Joseph Mehlman	none
Christian G. Roth	none

Limited Duration

Divya Chhibba	none
Joseph Mehlman	none*
Neil Stone	none

*  Not included in the table above, the portfolio manager has made investments in one or more other mutual funds managed by the same portfolio management team pursuant to a similar strategy.

G. Codes of Ethics

The Fund, the Adviser, the Sub-Adviser and the Distributor have each adopted a Code of Ethics pursuant to Rule 17j-1 under the Investment Company Act. The Codes of Ethics are designed to detect and prevent improper personal trading. The Codes of Ethics permit personnel subject to the Codes to invest in securities, including securities that may be purchased, sold or held by the Fund, subject to a number of restrictions and controls, including prohibitions against purchases of securities in an initial public offering and a preclearance requirement with respect to personal securities transactions.

H. Proxy Voting Policy and Proxy Voting Record

The Board of Trustees believes that the voting of proxies on securities held by the Fund is an important element of the overall investment process. As such, the Trustees have delegated the responsibility to vote such proxies to MSIM.

A copy of MSIM's Proxy Voting Policy ("Proxy Policy") is attached hereto as Appendix A. In addition, a copy of the Proxy Policy, as well as the Fund's most recent proxy voting record for the 12-month period ended June 30, as filed with the SEC, are available without charge on our web site at www.morganstanley.com/im. The Fund's proxy voting record is also available without charge on the SEC's web site at www.sec.gov.

I. Revenue Sharing

The Adviser and/or Distributor may pay compensation, out of their own funds and not as an expense of the Portfolios, to insurance companies or their affiliates and/or other financial intermediaries ("Intermediaries"), in connection with various fund-related administrative services including, but not limited to, shareholder communication, record-keeping and postage expenses that the insurance companies provide in connection with the issuance of their variable annuity contracts. Such payments are in addition to any distribution fees that may be payable by the Distributor.

Currently, these payments, which are made in accordance with the applicable compensation structure for each insurance company, include an ongoing annual fee in an amount up to 0.10% of the average daily NAV of shares of each Portfolio held in the applicable accounts.

The prospect of receiving, or the receipt of, additional compensation, as described above, by Intermediaries may provide Intermediaries and/or their financial advisers or other salespersons with an incentive to favor sales of shares of one variable annuity contract over other contract options with respect to which the Intermediary does not receive additional compensation (or receives lower levels of additional compensation) or be a factor in an insurance company's decision to include the Portfolio as an underlying investment option in its variable insurance products. These payment arrangements, however, will not change the price that an investor pays for shares of a Portfolio or the amount that a Portfolio receives to invest on behalf of an investor. Investors may wish to take such payment arrangements into account when considering and evaluating any recommendations relating to Portfolio shares and should review carefully any disclosure provided by an Intermediary as to its compensation.

VI. BROKERAGE ALLOCATION AND OTHER PRACTICES

A. Brokerage Transactions

Subject to the general supervision of the Trustees, the Adviser and for the European Equity Portfolio, the Sub-Adviser, are responsible for decisions to buy and sell securities for each Portfolio, the selection of brokers and dealers to effect the transactions and the negotiation of brokerage commissions, if any. Purchases and sales of securities on a stock exchange are effected through brokers who charge a commission for their services. In the OTC market, securities are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. The Fund also expects that securities will be purchased at times in underwritten offerings where the price includes a fixed amount of compensation, generally referred to as the underwriter's concession or discount. Options and futures transactions will usually be effected through a broker and a commission will be charged. Certain securities (e.g., certain money market instruments) are purchased directly from an issuer, in which case no commissions or discounts are paid.

Pursuant to orders issued by the SEC, the Fund is permitted to engage in principal transactions, subject to certain conditions, with Morgan Stanley & Co. LLC, a broker-dealer affiliated with the Fund's Adviser.

During the fiscal year ended December 31, 2012, the Fund, on behalf of the Money Market Portfolio, effected principal transactions with Morgan Stanley & Co. LLC. During the fiscal years ended December 31, 2011 and December 31, 2013, the Fund did not effect any principal transactions with Morgan Stanley & Co. LLC.

B. Commissions

Brokerage transactions in securities listed on exchanges or admitted to unlisted trading privileges may be effected through Morgan Stanley & Co. LLC and other affiliated brokers and dealers. In order for an affiliated broker or dealer to effect any portfolio transactions on an exchange for the Portfolios, the commissions, fees or other remuneration received by the affiliated broker or dealer must be reasonable and fair compared to the commissions, fees or other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on an exchange during a comparable period of time. This standard would allow the affiliated broker or dealer to receive no more than the remuneration which would be expected to be received by an unaffiliated broker in a commensurate arm's-length transaction. Furthermore, the Trustees, including the Independent Trustees, have adopted procedures which are reasonably designed to provide that any commissions, fees or other remuneration paid to an affiliated broker or dealer are consistent with the foregoing standard. The Fund does not reduce the management fee it pays to the Adviser by any amount of the brokerage commissions it may pay to an affiliated broker or dealer.

During the fiscal years ended December 31, 2011, 2012 and 2013, the Fund paid brokerage commissions of approximately $239,561, $223,644 and $156,043, respectively. During the fiscal years ended December 31, 2011, 2012 and 2013, the Fund paid in the aggregate $5,865, $325 and $5,519, respectively, in brokerage commissions to Morgan Stanley & Co. LLC and/or its affiliated broker-dealers. During the fiscal year ended December 31, 2013, the brokerage commissions paid to Morgan Stanley & Co. LLC and/or its affiliated broker-dealers represented approximately 3.54% of the total brokerage commissions paid by the Fund during the period and were paid on account of transactions having an aggregate dollar value equal to approximately 0.28% of the aggregate dollar value of all portfolio transactions of the Fund during the period for which commissions were paid.

For the fiscal year ended December 31, 2013, each Portfolio paid brokerage commissions, including brokerage commissions paid to affiliated broker-dealers, as follows:

	Brokerage Commissions Paid During Fiscal Year Ended December 31, 2013
		Commissions Paid to Morgan Stanley & Co. LLC and/or its affiliated broker-dealers
Name of Portfolio	Total Commissions Paid	Total Commissions	Percent of Total Commissions	Percent of Total Brokered Transactions
Money Market	$0	$0	0.00%	0.00%
Limited Duration	2,239	0	0.00%	0.00%
Income Plus	16,187	0	0.00%	0.00%
European Equity	18,224	211	1.16%	0.71%
Multi Cap Growth	119,393	5,308	4.45%	2.14%

During the fiscal years ended December 31, 2011 and December 31, 2012, each Portfolio paid brokerage commissions, including brokerage commissions paid to affiliated broker-dealers, as follows:

	Brokerage Commissions Paid During Fiscal Years Ended December 31, 2011 and 2012
	Fiscal Year Ended December 31, 2011		Fiscal Year Ended December 31, 2012
Name of Portfolio	Total	Morgan Stanley & Co. LLC and/or its affiliated broker-dealers	Total	Morgan Stanley & Co. LLC and/or its affiliated broker dealers
Money Market	$0	$0	$0	$0
Limited Duration	2,419	0	2,142	0
Income Plus	17,923	0	17,622	0
European Equity	23,083	0	21,113	325
Multi Cap Growth	124,298	5,619	136,295	0

C. Brokerage Selection

The policy of the Fund regarding purchases and sales of securities for the Portfolios is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions. The Adviser (and, if applicable, the Sub-Adviser) are prohibited from directing brokerage transactions on the basis of the referral of clients or the sale of shares of investment companies for which it acts as investment adviser (and, if applicable, Sub-Adviser). Consistent with this policy, when securities transactions are effected on a stock exchange, the Fund's policy is to pay commissions which are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. The Fund believes that a requirement always to seek the lowest possible commission cost could impede effective portfolio management and preclude the Fund and the Investment (or, if applicable, the Sub-Adviser) from obtaining a high quality of brokerage and research services. The Fund anticipates that certain of its transactions involving foreign securities will be effected on foreign securities exchanges. Fixed commissions on such transactions are generally higher than negotiated commissions on domestic transactions. There is also generally less government supervision and regulation of foreign securities exchanges and brokers than in the United States.

In seeking to implement each Portfolio's policies, the Adviser and/or Sub-Adviser effect transactions with those broker-dealers that the Adviser and/or Sub-Adviser believe provide prompt execution of orders in an effective manner at the most favorable prices. The Adviser and/or Sub-Adviser may place portfolio transactions with those broker-dealers that also furnish research and other services to the Fund or the Adviser and/or Sub-Adviser. Services provided may include certain research services (as described below) as well as effecting securities transactions and performing functions incidental thereto (such as clearance, settlement and custody).

The Adviser and its affiliated investment advisers have established commission sharing arrangements under a commission management program (the "Commission Management Program" or "CMP"), pursuant to which execution and research costs or a portion of those costs are decoupled in accordance with applicable laws, rules and regulations. Under the CMP, the Adviser and its affiliated investment advisers select approved equity brokers (which include the Adviser's affiliates) for execution services, and after accumulation of commissions with such brokers, the Adviser and/or its affiliated investment advisers instruct these approved equity brokers to pay for eligible research provided by any executing brokers or third-party research providers on MSIM's and its affiliated investment advisers' Approved Research Provider List, which are selected independently by a Research Services Committee of the Adviser and its affiliated investment advisers. Generally, the Adviser and its affiliated investment advisers will direct the approved equity broker to record research credits based upon a previously agreed-upon allocation and will periodically instruct the approved equity broker to direct specified dollar amounts from that pool to pay for eligible research services provided by third-party research providers and executing brokers. The research credits are pooled among the Adviser and its affiliated investment advisers and allocated on behalf of both the Adviser and its affiliated investment advisers. Likewise, the research services obtained under the CMP are shared among the Adviser and its affiliated investment advisers.

Selection of approved equity brokers for execution is based on three main criteria: access to liquidity, provision of capital and quality of execution. Under the CMP, each approved equity broker is responsible for the payment of fees for research services and obtains the research services pursuant to written agreements between the approved equity broker and the third-party research provider.

For those costs not decoupled, but retained by broker-dealers, the Adviser also effects transactions with brokers which directly pay for research services provided by those brokers in accordance with Section 28(e) of the Exchange Act. Such transactions include equity transactions and may include fixed-income transactions effected on an agency basis.

Transactions involving client accounts managed by two or more affiliated investment advisers may be aggregated and executed using the services of broker-dealers that provide third-party benefits/research so long as: (i) all client accounts involved in the transaction benefit from one or more of the services offered by such broker-dealer; and (ii) each affiliated investment adviser has approved the use of such broker-dealer and the services provided thereby.

The research services received include those of the nature described above and other services which aid the Adviser in fulfilling its investment decision making responsibilities, including (a) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; and (b) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts. Where a particular item has both research and non-research related uses (such as proxy services where both research services and services relating to the administration of the proxy itself are provided), the Adviser will make a reasonable allocation of the cost of the item between research and non-research uses and will only pay for the portion of the cost allocated to research uses with client brokerage transactions. Research services furnished or paid for by brokers through whom the Adviser effects transactions for a particular account may be used by the Adviser or its affiliated investment advisers in servicing their other accounts, and not all such services may be used for the benefit of the client which pays the brokerage commission that results in the receipt of such research services. Commissions paid to brokers providing research services may be higher than those charged by brokers not providing such services.

The Adviser and its affiliated investment advisers make a good faith determination of the value of research services in accordance with Section 28(e) of the Exchange Act, UK Financial Conduct Authority and Prudential Regulation Authority Rules and other relevant regulatory requirements.

Certain investment professionals and other employees of the Adviser are also officers of affiliated investment advisers and may provide investment advisory services to clients of such affiliated investment advisers. The Adviser's personnel also provide research and trading support to personnel of certain affiliated investment advisers. Research related costs may be shared by affiliated investment advisers and may benefit the clients of such affiliated investment advisers. Research services that benefit the Adviser may be received in connection with commissions generated by clients of its affiliated investment advisers. Similarly, research services received in connection with commissions generated by the Adviser's clients may benefit affiliated investment advisers and their clients. Moreover, research services provided by broker-dealers through which the Adviser effects transactions for a particular account may be used by the Adviser and/or an affiliated investment adviser in servicing its other accounts and not all such research services may be used for the benefit of the particular client, which pays the brokerage commission giving rise to the receipt of such research services.

The Adviser, the Sub-Adviser and certain of their affiliates currently serve as investment advisers to a number of clients, including other investment companies, and may in the future act as investment advisers to others. It is the practice of the Adviser, the Sub-Adviser (if applicable) and their affiliates to cause purchase and sale transactions (including transactions in certain initial and secondary public offerings) to be allocated among the Portfolios and clients whose assets they manage in such manner as they deem equitable. In making such allocations among the Portfolios and other client accounts, various factors may be considered, including the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held and the opinions of the persons responsible for managing the Portfolios of the Fund and other client accounts. The Adviser, the Sub-Adviser and their affiliates may operate one or more order placement facilities, and each facility will implement order allocation in accordance with the procedures described above. From time to time, each facility may transact in a security at the same time as other facilities are trading in that security.

D. Regular Broker-Dealers

During the fiscal year ended December 31, 2013, the following Portfolios purchased securities issued by the following issuers, which issuers were among the ten brokers or ten dealers that executed transactions for or with the Fund or the Portfolio in the largest dollar amounts during the period:

Name of Portfolio:	Issuer
Money Market	Bank of New York Mellon Barclays Capital Group Deutsche Bank Financial LLC JP Morgan Chase Bank NA RBC Capital Markets
Limited Duration	Bank of America Securities LLC
Barclays Capital Group
Citigroup Global Markets, Inc.
Credit Suisse Group AG
Deutsche Bank Financial LLC
Goldman Sachs & Co.
JP Morgan Chase Bank NA
RBC Capital Markets
State Street Bank
Wells Fargo & Company
Income Plus	Credit Suisse Group AG Deutsche Bank Financial LLC Goldman Sachs & Co. JP Morgan Chase & Co. Wells Fargo & Co.
European Equity	None
Multi Cap Growth	None

At December 31, 2013, the following Portfolios held securities issued by such brokers or dealers with the following market values:

Name of Portfolio:	Issuer	Market Value at 12/31/13
Money Market	JP Morgan Chase Bank NA	$2,000,000
	RBC Capital Markets	999,945
Limited Duration	JP Morgan Chase Bank NA	$1,569,828
	Citigroup Global Markets, Inc.	537,381
	Bank of America Securities LLC	402,237
	Wells Fargo & Company	119,766
Income Plus	JP Morgan Chase & Co.	$3,878,470
	Goldman Sachs & Co.	3,450,933
	Credit Suisse Group AG	1,482,602
	Deutsche Bank Financial LLC	603,181
	Wells Fargo & Co.	296,077

VII. CAPITAL STOCK AND OTHER SECURITIES

The shareholders of each Portfolio are entitled to a full vote for each full share of beneficial interest held. The Fund is authorized to issue an unlimited number of shares of beneficial interest. The Fund's shares of beneficial interest are divided currently into eight Portfolios. All shares of beneficial interest of the Fund are of $0.01 par value and are equal as to earnings, assets and voting privileges except that each Class will have exclusive voting privileges with respect to matters relating to distribution expenses borne solely by such Class (if any) or any other matter in which the interests of one Class differ from the interests of the other Class.

The Fund's Declaration of Trust permits the Trustees to authorize the creation of additional Portfolios (the proceeds of which would be invested in separate, independently managed portfolios) and additional Classes of shares within any Portfolio. The Trustees have not presently authorized any such additional series or Classes of shares other than as set forth in the Prospectus for each Portfolio.

The Fund is not required to hold annual meetings of shareholders and in ordinary circumstances the Fund does not intend to hold such meetings. The Trustees may call special meetings of shareholders for action by shareholder vote as may be required by the Investment Company Act or the Declaration of Trust. Under certain circumstances, the Trustees may be removed by the actions of the Trustees. In addition, under certain circumstances, the shareholders may call a meeting to remove the Trustees and the Fund is required to provide assistance in communication with shareholders about such a meeting. The voting rights of shareholders are not cumulative, so that holders of more than 50% of the shares voting can, if they choose, elect all Trustees being selected, while the holders of the remaining shares would be unable to elect any Trustees.

Under Massachusetts law, shareholders of a business trust may, under certain limited circumstances, be held personally liable as partners for the obligations of the Fund. However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Fund, requires that notice of such Fund obligations include such disclaimer, and provides for indemnification out of the Fund's property for any shareholder held personally liable for the obligations of the Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund itself would be unable to meet its obligations. Given the above limitations on shareholder personal liability, and the nature of the Fund's assets and operations, the possibility of the Fund being unable to meet its obligations is remote and thus, in the opinion of Massachusetts counsel to the Fund, the risk to Fund shareholders of personal liability is remote.

Shareholders have the right to vote on the election of Trustees of the Fund and on any and all matters on which by law or the provisions of the Fund's By-Laws they may be entitled to vote. To the extent required by law, insurance companies, which are the only shareholders of the Fund, will vote the shares of the Fund held in each Account established to fund the benefits under either a flexible premium deferred variable annuity Contract or a flexible premium variable life insurance Contract in accordance with instructions from the owners of such Contracts. Shares of each Portfolio will be voted by the insurance company investing in such Portfolio based on instructions received from the contract holders having a voting interest in the underlying account. Shares for which timely instructions are not received generally will be voted by the insurance company in the same proportion as shares for which instructions have been timely received. Therefore, as a result of this proportional voting, the vote of a small number of contract holders could determine the outcome of a proposal subject to a shareholder vote.

The Trustees themselves have the power to alter the number and the terms of office of the Trustees (as provided for in the Declaration of Trust), and they may at any time lengthen or shorten their own terms or make their terms of unlimited duration and appoint their own successors, provided that always at least a majority of the Trustees has been elected by the shareholders of the Fund.

Shareholders of all Portfolios vote for a single set of Trustees. On any matters affecting only one Portfolio, only the shareholders of that Portfolio are entitled to vote. On matters relating to all the Portfolios, but affecting the Portfolios differently, separate votes by each Portfolio are required. Approval of an Investment Advisory Agreement and a change in fundamental policy would be regarded as matters requiring separate voting by each Portfolio.

With respect to the submission to shareholder vote of a matter requiring separate voting by each Portfolio, the matter shall have been effectively acted upon with respect to any Portfolio if a majority of the outstanding voting securities of that Portfolio votes for the approval of the matter, notwithstanding that: (1) the matter has not been approved by a majority of the outstanding voting securities of any other Portfolio; or (2) the matter has not been approved by a majority of the outstanding voting securities of the Fund.

VIII. PURCHASE, REDEMPTION AND PRICING OF SHARES

A. Purchase/Redemption of Shares

Information concerning how Portfolio shares are offered (and how they are redeemed) is provided in each of the Fund's Class X and Class Y Prospectuses.

B. Offering Price

The price of each Portfolio share, called "net asset value," is based on the value of the Portfolio's securities. Net asset value per share of each of Class X and Class Y shares is calculated by dividing the value of the portion of each Portfolio's securities and other assets attributable to each Class, respectively, less the total market value of the liabilities attributable to each Class, respectively, by the number of shares of the Class outstanding. The assets of each Class of shares are invested in a single portfolio. The net asset value of each Class, however, will differ because the Classes have different ongoing fees.

The Money Market Portfolio, however, utilizes the amortized cost method in valuing its portfolio securities for purposes of determining the net asset value of its shares. The Money Market Portfolio utilizes this method in valuing its portfolio securities even though the portfolio securities may increase or decrease in market value, generally in connection with changes in interest rates. The amortized cost method of valuation involves valuing a security at its cost at the time of purchase adjusted by a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Money Market Portfolio would receive if it sold the investment. During such periods, the yield to investors in the Money Market Portfolio may differ somewhat from that obtained in a similar company which uses mark-to-market values for all of its portfolio securities. For example, if the use of amortized cost resulted in a lower (higher) aggregate portfolio value on a particular day, a prospective investor in the Money Market Portfolio would be able to obtain a somewhat higher (lower) yield than would result from investment in such a similar company and existing investors would receive less (more) investment income. The purpose of this method of calculation is to facilitate the maintenance of a constant net asset value per share of $1.00.

The use of the amortized cost method to value the portfolio securities of the Money Market Portfolio and the maintenance of the per share net asset value of $1.00 is permitted pursuant to Rule 2a-7 of the Investment Company Act (the "Rule") and is conditioned on its compliance with various conditions contained in the Rule including: (a) the Trustees are obligated, as a particular responsibility within the overall duty of care owed to the Portfolio's shareholders, to establish procedures reasonably designed, taking into account current market conditions and the Portfolio's investment objectives, to stabilize the net asset value per share as computed for the purpose of distribution and redemption at $1.00 per share; (b) the procedures include (i) calculation, at such intervals as the Trustees determine are appropriate and as are reasonable in light of current market conditions, of the deviation, if any, between net asset value per share using amortized cost to value portfolio securities and net asset value per share based upon available market quotations with respect to such portfolio securities; (ii) periodic review by the Trustees of the amount of deviation as well as methods used to calculate it; and (iii) maintenance of written records of the procedures, and the Trustees' considerations made pursuant to them and any actions taken upon such consideration; (c) the Trustees should consider what steps should be taken, if any, in the event of a difference of more than 1/2 of 1% between the two methods of valuation; and (d) the Trustees should take such action as they deem appropriate (such as shortening the average portfolio maturity, realizing gains or losses, withholding dividends or, as provided by the Declaration of Trust, reducing the number of outstanding shares of the Money Market Portfolio) to eliminate or reduce to the extent reasonably practicable material dilution or other unfair results to investors or existing shareholders which might arise from differences between the two methods of valuation. Any reduction of outstanding shares will be effected by having each shareholder proportionately contribute to the Money Market Portfolio's capital the necessary shares that represent the amount of excess upon such determination. Each Contract Owner will be deemed to have agreed to such contribution in these circumstances by allocating investment under his or her Contract to the Money Market Portfolio.

Generally, for purposes of the procedures adopted under the Rule, the maturity of a portfolio security is deemed to be the period remaining (calculated from the trade date or such other date on which the Money Market Portfolio's interest in the instrument is subject to market action) until the date on which in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.

A variable rate security that is subject to a demand feature is deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand. A floating rate security that is subject to a demand feature is deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand.

An "NRSRO" is a nationally recognized statistical rating organization. At the time the Money Market Portfolio acquires its investments, they will be rated (or issued by an issuer that is rated with respect to a comparable class of short-term debt obligations) (i) in one of the two highest rating categories for short-term debt obligations assigned by at least two NRSROs; or (ii) if only one NRSRO has issued a rating with respect to such security or issuer at the time a fund purchases or rolls over the security, that NRSRO (the "Requisite NRSROs").

An Eligible Security is generally defined in the Rule to mean (i) a security with a remaining maturity of 397 calendar days or less that has received a short-term rating (or that has been issued by an issuer that has received a short-term rating with respect to a class of debt obligations, or any debt obligation within that class, that is comparable in priority and security with the security) by the Requisite NRSROs in one of the two highest short-term rating categories (within which there may be sub-categories or gradations indicating relative standing); or (ii) a security: (a) that at the time of issuance had a remaining maturity of more than 397 calendar days but that has a remaining maturity of 397 calendar days or less; and (b) whose issuer has received from the Requisite NRSROs a rating with respect to a class of debt obligations (or any debt obligations within that class) that is now comparable in priority and security with the security, in one of the two highest short-term rating categories (within which there may be subcategories or gradations indicating relative standing); or (iii) an unrated security that is of comparable quality to a security meeting the requirements of (i) or (ii) above, as determined by the Trustees. The Money Market Portfolio will limit its investments to securities that meet the requirements for Eligible Securities.

As permitted by the Rule, the Board has delegated to the Fund's Adviser, subject to the Board's oversight pursuant to guidelines and procedures adopted by the Board, the authority to determine which securities present minimal credit risks and which unrated securities are comparable in quality to rated securities.

Also, as required by the Rule, the Money Market Portfolio will limit its investments in securities, other than Government securities, so that, at the time of purchase: (a) except as further limited in (b) below with regard to certain securities, no more than 5% of its total assets will be invested in the securities of any one issuer; and (b) with respect to Eligible Securities that have received a rating in less than the highest category by an NRSRO, or that have been determined to be of comparable quality: (i) no more than 3% in the aggregate of the Money Market Portfolio's total assets in all such securities, (ii) no more than 0.5% of total assets in the securities of any one issuer, and (iii) the remaining maturity of any such securities must be 45 days or less.

The presence of a line of credit or other credit facility offered by a bank or other financial institution, which guarantees the payment obligation of the issuer, in the event of a default in the payment of principal or interest of an obligation, may be taken into account in determining whether an investment is an Eligible Security, provided that the guarantee itself is an Eligible Security.

The Rule further requires that the Money Market Portfolio limit its investments to U.S. dollar-denominated instruments which the Trustees determine present minimal credit risks and which are Eligible Securities. The Rule also requires the Money Market Portfolio to maintain a dollar-weighted average portfolio maturity (not more than 60 days) appropriate to its objective of maintaining a stable net asset value of $1.00 per share and precludes the purchase of any instrument with a remaining maturity of more than 397 days. Should the disposition of a portfolio security result in a dollar-weighted average portfolio maturity of more than 60 days, the Portfolio will invest its available cash in such a manner as to reduce such maturity to 60 days or less as soon as is reasonably practicable.

In the unlikely event that the Fund's Board of Trustees are to determine pursuant to Rule 2a-7 that the extent of the deviation between the Money Market Portfolio's amortized cost per share and its market-based net asset value per share may result in material dilution or other unfair results to shareholders, the Board will cause the Portfolio to take such action as it deems appropriate to eliminate or reduce to the extent practicable such dilution or unfair results, including, but not limited to, considering suspending redemption of shares and liquidating the Portfolio under Rule 22e-3 under the Investment Company Act.

If the Trustees determine that it is no longer in the best interests of the Money Market Portfolio and its shareholders to maintain a stable price of $1.00 per share or if the Trustees believe that maintaining such price no longer reflects a market-based net asset value per share, the Board has the right to change from an amortized cost basis of valuation to valuation based on market quotations. The Fund will notify shareholders of the Portfolio of any such change.

In the calculation of a Portfolio's net asset value (other than the Money Market Portfolio): (1) an equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day, the security is valued at the mean between the last reported bid and asked prices; and (2) all other equity portfolio securities for which OTC market quotations are readily available are valued at the mean between the last reported bid and asked prices. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market. When market quotations are not readily available, including circumstances under which it is determined by the Adviser (or if applicable, the Sub-Adviser) that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Board. For valuation purposes, quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE.

Short-term debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, unless the Adviser determines such valuation does not reflect the securities' market value, in which case these securities will be valued at their fair market value as determined by the Adviser.

Certain of the Portfolios' securities (other than securities of the Money Market Portfolio) may be valued by an outside pricing service approved by the Fund's Board. The pricing service may utilize a matrix system or other model incorporating attributes such as security quality, maturity and coupon as the evaluation model parameters, and/or research evaluations by its staff, including review of broker-dealer market price quotations in determining what it believes is the fair valuation of the portfolio securities valued by such pricing service.

Listed options are valued at the last reported sales price on the exchange on which they are listed (or at the exchange official closing price if such exchange reports an official closing price). If an official closing price or last reported sale price is unavailable, the listed option should be fair valued at the mean between its latest bid and ask prices. If an exchange closing price or bid and asked prices are not available from the exchange, then the quotes from one or more brokers or dealers may be used. Unlisted options and swaps are valued by an outside pricing service approved by the Board or quotes from a broker or dealer. Unlisted options and swaps cleared on a clearinghouse or exchange may be valued using the closing price provided by the clearinghouse or exchange. Futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, then at the last sale price on the exchange.

If the Adviser (or if applicable, the Sub-Adviser) determines that the valuation received from the outside pricing service or broker or dealer is not reflective of the security's market value, such security is valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Board.

Generally, trading in foreign securities, as well as corporate bonds, U.S. government securities and money market instruments, is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of a Portfolio's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events which may affect the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the NYSE. If events that may affect the value of such securities occur during such period, then these securities may be valued at their fair value as determined in good faith under procedures established by and under the supervision of the Board.

IX. TAXATION OF THE PORTFOLIOS AND SHAREHOLDERS

The following is only a summary of certain federal income and excise tax considerations generally affecting the Portfolios and their shareholders. No attempt is made to present a detailed explanation of the tax treatment of the Portfolios or their shareholders, and the discussion here is not intended as a substitute for careful tax planning. Shareholders are urged to consult their tax advisors with specific reference to their own tax situations, including their state and local tax liabilities.

The following general discussion of certain federal income and excise tax consequences is based on the Code, and the regulations issued thereunder as in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

Each Portfolio within the Fund is generally treated as a separate corporation for federal income tax purposes, and thus the provisions of the Code generally will be applied to each Portfolio separately, rather than to the Fund as a whole.

Federal Income Tax Treatment of Shareholders

Shares of the Portfolios will be purchased by life insurance companies for their separate accounts under variable annuity contracts and variable life insurance policies and by other entities under qualified pension and retirement plans. Under the provisions of the Code currently in effect, net income and net realized capital gains of Portfolios of the Fund are not currently taxable when distributed to and left to accumulate within a variable annuity contract or variable life insurance policy or under a qualified pension or retirement plan.

Section 817(h) of the Code provides that the investments of a separate account underlying a variable insurance contract (or the investments of a mutual fund, the shares of which are owned by the variable separate account) must be "adequately diversified" in order for the contract to be treated as an annuity or as life insurance for federal income tax purposes. The Treasury Department has issued regulations explaining these diversification requirements. Each Portfolio intends to continue to comply with such requirements.

For information on federal income taxation of a life insurance company with respect to its receipt of distributions from the Fund and federal income taxation of owners of the company's variable annuity contracts or variable life insurance policies, refer to the life insurance company's variable annuity contract or variable life insurance policy prospectus.

Qualification as a Regulated Investment Company

The Fund intends that each of its Portfolios elect and qualify to be treated for each taxable year as a regulated investment company ("RIC") under Subchapter M of the Code. Qualification as a regulated investment company requires, among other things, that (a) at least 90% of the Fund's annual gross income be derived from interest, dividends, payments with respect to certain securities loans, gains from the sale or other disposition of securities or options thereon or foreign currencies, or other income derived with respect to its business of investing in such securities or currencies; and (b) the Fund diversify its holdings so that, at the end of each quarter of the taxable year (i) at least 50% of the value of the Fund's assets is represented by cash, U.S. government securities, securities of other regulated investment companies and other securities limited in respect of any one issuer to an amount not greater than 5% of the value of the Fund's assets and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund's assets is invested in the securities of any one issuer (other than U.S. government securities and securities of other regulated investment companies), in two or more issuers that are controlled by the Fund and that are engaged in the same or similar trades or business or related trades or businesses. It is anticipated that any net gain realized from the closing out of futures contracts will be considered gain from the sale of securities and therefore be qualifying income for purposes of the 90% gross income requirement described above. Net income derived from an interest in a "qualified publicly traded partnership," as defined in the Code, will be treated as qualifying income for purposes of the 90% gross income requirement. For the purposes of the diversification requirements in clause (ii) above, the outstanding voting securities of any issuer includes the equity securities of a qualified publicly traded partnership. In addition, no more than 25% of the value of a regulated investment company's total assets may be invested in the securities of one or more qualified publicly traded partnerships.

For purposes of the 90% of gross income requirement described above, the Code expressly provides the U.S. Treasury with authority to issue regulations that would exclude foreign currency gains from qualifying income if such gains are not directly related to a Portfolio's business of investing in stock or securities. While to date the U.S. Treasury has not exercised this regulatory authority, there can be no assurance that it will not issue regulations in the future (possibly with retroactive application) that would treat some or all of a Portfolio's foreign currency gains as non-qualifying income. For purposes of the diversification requirement described above, a Portfolio will not be treated as in violation of such requirement as a result of a discrepancy between the value of its various investments and the diversification percentages described above, unless such discrepancy exists immediately following the acquisition of any security or other property and is wholly or partly the result of such acquisition. Moreover, even in the event of noncompliance with the diversification requirement as of the end of any given quarter, a Portfolio is permitted to cure the violation by eliminating the discrepancy causing such noncompliance within a period of 30 days from the close of the relevant quarter.

In addition to the requirements described above, in order to qualify as a RIC, each Portfolio must distribute at least 90% of each Portfolio's net investment company taxable income (that generally includes dividends, taxable interest, currency gains, and the excess of net short-term capital gains over net long-term capital losses less operating expenses) and at least 90% of its net tax-exempt interest income, if any, to shareholders (the "Distribution Requirement"). If a Portfolio meets all of the RIC requirements, it will not be subject to federal income tax on any of its net investment income or net realized capital gains that it distributes to shareholders.

Although each Portfolio intends to distribute all or substantially all of its net investment income and may distribute its net realized capital gains for any taxable year, a Portfolio will be subject to federal income taxation to the extent any such income or gains are not distributed.

Certain Portfolios may make certain investments indirectly through one or more entities treated as corporations for U.S. federal income tax purposes. Such entities will generally be required to pay U.S.

corporate income tax, and possibly other taxes, on their earnings, which ultimately will reduce the Portfolio's return on income derived from such investments.

Some of the Portfolios may make investments that cause the Portfolios to recognize income or gain prior to receiving cash with respect to such investments. For example, in the event that the Portfolios invest in securities (such as STRIPS) that bear "original issue discount" or "acquisition discount" (collectively, "OID Securities"), they will be deemed to have received interest income even though no cash payments have been received. Accordingly, such investments may not produce sufficient current cash receipts to match the amount of net investment income a Portfolio must distribute to satisfy the Distribution Requirement. In some cases, a Portfolio may have to borrow money or dispose of other investments in order to make sufficient cash distributions to satisfy the Distribution Requirement.

If a Portfolio fails to qualify for any taxable year as a RIC, all of its taxable income will be subject to tax at regular corporate income tax rates without any deduction for distributions to shareholders.

Positions held by a Portfolio in certain regulated futures contracts and foreign currency contracts ("Section 1256 Contracts") will generally be marked-to-market (i.e., treated as though sold for fair market value) on the last business day of the Portfolio's taxable year and all gain or loss associated with such transactions (except certain currency gains covered by Section 988 of the Code) will generally be treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss. The effect of the Section 1256 mark-to-market rules may be to accelerate income or to convert what otherwise would have been long-term capital gain into short-term capital gain or short-term capital losses into long-term capital losses within a Portfolio. The acceleration of income on Section 1256 Contracts may require a Portfolio to accrue taxable income without a corresponding receipt of cash. In order to generate enough cash to satisfy the Distribution Requirement, a Portfolio may be required to dispose of portfolio securities that it otherwise would have continued to hold or to use cash flows from other sources. Any or all of these rules may, therefore, affect the amount, character or timing of income earned and, in turn, affect the application of the Distribution Requirement to a particular Portfolio.

Short sales engaged in by a Portfolio may reduce the holding period of property held by a Portfolio which is substantially identical to the property sold short. This rule may have the effect of converting capital gains recognized by the Portfolio from long-term to short-term as well as converting capital losses recognized by the Portfolio from short-term to long-term.

Federal Excise Tax

No Portfolio will be subject to the 4% excise tax normally imposed on RICs that do not distribute substantially all of their income and gains each calendar year, because that tax does not apply to a RIC whose only shareholders are segregated asset accounts of life insurance companies held in connection with variable annuity accounts and/or variable life insurance policies and certain trusts under qualified pension and retirement plans.

Certain Tax Information Reporting Considerations

Because of the nature of the rules governing how REITs report their income and the timing of REITs' issuing year-end tax information, a Portfolio that invests in REITs may need to estimate the character of distributions paid to its shareholders from REIT distributions. In addition, after the calendar year-end, REITs may recharacterize the nature of the distributions paid during that year, with the result that distributions previously identified as ordinary income are recharacterized as return of capital and/or capital gain. As a result, the composition of a Portfolio's distributions as reported initially may differ from the final composition determined after calendar year-end and reported to a Portfolio's shareholders on their year-end tax information statements.

Foreign Income Taxes

Each Portfolio that invests in foreign securities may be subject to foreign withholding taxes with respect to its dividend and interest income from foreign countries, thus reducing the net amount available for distribution to a Portfolio's shareholders. The United States has entered into tax treaties with many foreign countries that may entitle a Portfolio to a reduced rate of, or exemption from, taxes on such income. It is impossible to determine the effective rate of foreign tax in advance because the amount of a Portfolio's assets to be invested within various countries is not known.

State and Local Tax Considerations

Rules of U.S. state and local taxation of dividend and capital gains distributions from regulated investment companies often differ from the rules for U.S. federal income taxation described above. Shareholders are urged to consult their tax advisers as to the consequences of these and other U.S. state and local tax rules regarding an investment in a Portfolio.

X. UNDERWRITERS

The Portfolios' shares are offered on a continuous basis. The Distributor, as the principal underwriter of the shares, has certain obligations under the Distribution Agreement concerning the distribution of the shares. These obligations and the compensation the Distributor receives are described above in the sections titled "Principal Underwriter" and "Rule 12b-1 Plan."

XI. PERFORMANCE DATA

The current yield of the Money Market Portfolio for the seven days ended December 31, 2013 was 0.01% for Class X shares and 0.01% for Class Y shares. The seven day effective yield on December 31, 2013 was 0.01% for Class X shares and 0.01% for Class Y shares, assuming daily compounding.

For the 30-day period ended December 31, 2013, the yield of the Limited Duration Portfolio was 0.57% for Class X shares and 0.32% for Class Y shares; and the yield of the Income Plus Portfolio was 3.37% for Class X shares and 3.11% for Class Y shares.

The average annual total returns of the Class X and Class Y shares of each Portfolio for the one-year, five-year and ten-year periods ended December 31, 2013 and for the period from the date of commencement of the Portfolio's operations or from the date the shares of the Class were first offered through December 31, 2013 were as follows:

Class X Shares

Name of Portfolio:	Date of Inception	Total Return for Fiscal Year Ended December 31, 2013	Average Annual Total Return for Five Years Ended December 31, 2013	Average Annual Total Return for Ten Years Ended December 31, 2013	Average Annual Total Return for Period from Commencement of Operations through December 31, 2013
Money Market	03/09/84	0.01%	0.01%	1.55%	4.05%
Limited Duration	05/04/99	0.39%	2.91%	0.86%	1.96%
Income Plus	03/01/87	1.03%	10.15%	6.04%	7.27%
European Equity	03/01/91	27.50%	13.33%	7.05%	9.33%
Multi Cap Growth	03/09/84	50.76%	28.16%	11.47%	11.92%

Class Y Shares

Name of Portfolio:	Date of First Offering of Shares of the Class	Total Return for Fiscal Year Ended December 31, 2013	Average Annual Total Return for Five Years Ended December 31, 2013	Average Annual Total Return for Ten Years Ended December 31, 2013	Average Annual Total Return for Period from First Offering of Class Y Shares through December 31, 2013
Money Market	06/05/00	0.01%	0.01%	1.43%	1.68%
Limited Duration	06/05/00	0.09%	2.66%	0.60%	1.61%
Income Plus	06/05/00	0.81%	9.88%	5.79%	6.55%
European Equity	06/05/00	27.20%	13.05%	6.78%	2.93%
Multi Cap Growth	06/05/00	50.37%	27.84%	11.19%	5.03%

The total returns of the Class X and Class Y shares of each Portfolio for the one-year, five-year and ten-year periods ended December 31, 2013 and for the period from the date of commencement of the Portfolio's operations or from the date the shares of the Class were first offered through December 31, 2013 were as follows:

Class X Shares

Name of Portfolio:	Date of Inception	Total Return for Fiscal Year Ended December 31, 2013	Total Return for Five Years Ended December 31, 2013	Total Return for Ten Years Ended December 31, 2013	Total Return for Period from Commencement of Operations through December 31, 2013
Money Market	03/09/84	0.01%	0.07%	16.68%	226.51%
Limited Duration	05/04/99	0.39%	15.40%	8.91%	32.90%
Income Plus	03/01/87	1.03%	62.12%	79.84%	557.40%
European Equity	03/01/91	27.50%	86.99%	97.61%	666.94%
Multi Cap Growth	03/09/84	50.76%	245.78%	196.21%	2773.89%

Class Y Shares

Name of Portfolio:	Date of First Offering of Shares of the Class	Total Return for Fiscal Year Ended December 31, 2013	Total Return for Five Years Ended December 31, 2013	Total Return for Ten Years Ended December 31, 2013	Total Return for Period from First Offering of Class Y Shares through December 31, 2013
Money Market	06/05/00	0.01%	0.05%	15.22%	25.34%
Limited Duration	06/05/00	0.09%	14.02%	6.17%	24.26%
Income Plus	06/05/00	0.81%	60.18%	75.61%	136.59%
European Equity	06/05/00	27.20%	84.65%	92.70%	47.94%
Multi Cap Growth	06/05/00	50.37%	241.41%	188.92%	94.75%

XII. FINANCIAL STATEMENTS

The Fund's audited financial statements for the fiscal year ended December 31, 2013, including notes thereto, and the report of Ernst & Young LLP, an independent registered public accounting firm, are herein incorporated by reference to the Fund's Annual Report to Shareholders. A copy of the Fund's Annual Report to Shareholders must accompany the delivery of this SAI.

XIII. FUND COUNSEL

Dechert LLP, located at 1095 Avenue of the Americas, New York, NY 10036, acts as the Fund's legal counsel.

*****

This SAI and each of the Class X and Class Y Prospectuses do not contain all of the information set forth in the Registration Statement the Fund has filed with the SEC. The complete Registration Statement may be obtained from the SEC.

Appendix A

MORGAN STANLEY INVESTMENT MANAGEMENT
PROXY VOTING POLICY AND PROCEDURES

I. POLICY STATEMENT

Morgan Stanley Investment Management's ("MSIM") policy and procedures for voting proxies ("Policy") with respect to securities held in the accounts of clients applies to those MSIM entities that provide discretionary investment management services and for which an MSIM entity has authority to vote proxies. This Policy is reviewed and updated as necessary to address new and evolving proxy voting issues and standards.

The MSIM entities covered by this Policy currently include the following: Morgan Stanley AIP GP LP, Morgan Stanley Investment Management Inc., Morgan Stanley Investment Management Limited, Morgan Stanley Investment Management Company, Morgan Stanley Asset & Investment Trust Management Co., Limited, Morgan Stanley Investment Management Private Limited and Private Investment Partners Inc. (each an "MSIM Affiliate" and collectively referred to as the "MSIM Affiliates" or as "we" below).

Each MSIM Affiliate will use its best efforts to vote proxies as part of its authority to manage, acquire and dispose of account assets. With respect to the MSIM registered management investment companies (the "MSIM Funds"), each MSIM Affiliate will vote proxies under this Policy pursuant to authority granted under its applicable investment advisory agreement or, in the absence of such authority, as authorized by the Board of Directors/Trustees of the MSIM Funds. A MSIM Affiliate will not vote proxies unless the investment management or investment advisory agreement explicitly authorizes the MSIM Affiliate to vote proxies. MSIM Affiliates will vote proxies in a prudent and diligent manner and in the best interests of clients, including beneficiaries of and participants in a client's benefit plan(s) for which the MSIM Affiliates manage assets, consistent with the objective of maximizing long-term investment returns ("Client Proxy Standard"). In addition to voting proxies at portfolio companies, MSIM routinely engages with the management or board of companies in which we invest on a range of governance issues. Governance is a window into or proxy for management and board quality. MSIM engages with companies where we believe we can make a positive impact on the governance structure. MSIM's engagement process, through private communication with companies, allows us to understand the governance structure at investee companies and better inform our voting decisions. In certain situations, a client or its fiduciary may provide an MSIM Affiliate with a proxy voting policy. In these situations, the MSIM Affiliate will comply with the client's policy.

Proxy Research Services — ISS Governance Services ("ISS") and Glass Lewis (together with other proxy research providers as we may retain from time to time, the "Research Providers") are independent advisers that specialize in providing a variety of fiduciary-level proxy-related services to institutional investment managers, plan sponsors, custodians, consultants, and other institutional investors. The services provided include in-depth research, global issuer analysis, and voting recommendations. While we may review and utilize the recommendations of one or more Research Providers in making proxy voting decisions, we are in no way obligated to follow such recommendations. In addition to research, ISS provides vote execution, reporting, and recordkeeping services.

Voting Proxies for Certain Non-U.S. Companies — Voting proxies of companies located in some jurisdictions may involve several problems that can restrict or prevent the ability to vote such proxies or entail significant costs. These problems include, but are not limited to: (i) proxy statements and ballots being written in a language other than English; (ii) untimely and/or inadequate notice of shareholder meetings; (iii) restrictions on the ability of holders outside the issuer's jurisdiction of organization to exercise votes; (iv) requirements to vote proxies in person; (v) the imposition of restrictions on the sale of the securities for a period of time in proximity to the shareholder meeting; and (vi) requirements to provide local agents with power of attorney to facilitate our voting instructions. As a result, we vote clients' non-U.S. proxies on a best efforts basis only, after weighing the costs and benefits of voting such proxies, consistent with the Client Proxy Standard. ISS has been retained to provide assistance in connection with voting non-U.S. proxies.

II. GENERAL PROXY VOTING GUIDELINES

To promote consistency in voting proxies on behalf of its clients, we follow this Policy (subject to any exception set forth herein). The Policy addresses a broad range of issues, and provides general voting parameters on proposals that arise most frequently. However, details of specific proposals vary, and those details affect particular voting decisions, as do factors specific to a given company. Pursuant to the procedures set forth herein, we may vote in a manner that is not in accordance with the following general guidelines, provided the vote is approved by the Proxy Review Committee (see Section III for description) and is consistent with the Client Proxy Standard. Morgan Stanley AIP GP LP will follow the procedures as described in Appendix A.

We endeavor to integrate governance and proxy voting policy with investment goals, using the vote to encourage portfolio companies to enhance long-term shareholder value and to provide a high standard of transparency such that equity markets can value corporate assets appropriately.

We seek to follow the Client Proxy Standard for each client. At times, this may result in split votes, for example when different clients have varying economic interests in the outcome of a particular voting matter (such as a case in which varied ownership interests in two companies involved in a merger results in different stakes in the outcome). We also may split votes at times based on differing views of portfolio managers.

We may abstain on matters for which disclosure is inadequate.

A. Routine Matters.

We generally support routine management proposals. The following are examples of routine management proposals:

•  Approval of financial statements and auditor reports if delivered with an unqualified auditor's opinion.

•  General updating/corrective amendments to the charter, articles of association or bylaws, unless we believe that such amendments would diminish shareholder rights.

•  Most proposals related to the conduct of the annual meeting, with the following exceptions. We generally oppose proposals that relate to "the transaction of such other business which may come before the meeting," and open-ended requests for adjournment. However, where management specifically states the reason for requesting an adjournment and the requested adjournment would facilitate passage of a proposal that would otherwise be supported under this Policy (i.e. an uncontested corporate transaction), the adjournment request will be supported.

We generally support shareholder proposals advocating confidential voting procedures and independent tabulation of voting results.

B. Board of Directors.

1.  Election of directors: Votes on board nominees can involve balancing a variety of considerations. In vote decisions, we may take into consideration whether the company has a majority voting policy in place that we believe makes the director vote more meaningful. In the absence of a proxy contest, we generally support the board's nominees for director except as follows:

a.  We consider withholding support from or voting against a nominee if we believe a direct conflict exists between the interests of the nominee and the public shareholders, including failure to meet fiduciary standards of care and/or loyalty. We may oppose directors where we conclude that actions of directors are unlawful, unethical or negligent. We consider opposing individual board members or an entire slate if we believe the board is entrenched and/or dealing inadequately with performance problems; if we believe the board is acting with insufficient independence between the board and management; or if we believe the board has not been sufficiently forthcoming with information on key governance or other material matters.

b.  We consider witholding support from or voting against interested directors if the company's board does not meet market standards for director independence, or if otherwise we believe board independence is insufficient. We refer to prevalent market standards as promulgated by a stock exchange or other authority within a given market (e.g., New York Stock Exchange or Nasdaq rules for most U.S. companies, and The Combined Code on Corporate Governance in the United Kingdom). Thus, for an NYSE company with no controlling shareholder, we would expect that at a minimum a majority of directors should be independent as defined by NYSE. Where we view market standards as inadequate, we may withhold votes based on stronger independence standards. Market standards notwithstanding, we generally do not view long board tenure alone as a basis to classify a director as non-independent.

i.  At a company with a shareholder or group that controls the company by virtue of a majority economic interest in the company, we have a reduced expectation for board independence, although we believe the presence of independent directors can be helpful, particularly in staffing the audit committee, and at times we may withhold support from or vote against a nominee on the view the board or its committees are not sufficiently independent. In markets where board independence is not the norm (e.g. Japan), however, we consider factors including whether a board of a controlled company includes independent members who can be expected to look out for interests of minority holders.

ii.  We consider withholding support from or voting against a nominee if he or she is affiliated with a major shareholder that has representation on a board disproportionate to its economic interest.

c.  Depending on market standards, we consider withholding support from or voting against a nominee who is interested and who is standing for election as a member of the company's compensation/renumeration, nominating/governance or audit committee.

d.  We consider withholding support or voting against nominees if the term for which they are nominated is excessive. We consider this issue on a market-specific basis.

e.  We consider withholding support from or voting against nominees if, in our view, there has been insufficient board renewal (turnover), particularly in the context of extended poor company performance.

f.  We consider withholding support from or voting against a nominee standing for election if the board has not taken action to implement generally accepted governance practices for which there is a "bright line" test. For example, in the context of the U.S. market, failure to eliminate a dead hand or slow hand poison pill would be seen as a basis for opposing one or more incumbent nominees.

g.  In markets that encourage designated audit committee financial experts, we consider voting against members of an audit committee if no members are designated as such. We also consider voting against the audit committee members if the company has faced financial reporting issues and/or does not put the auditor up for ratification by shareholders.

h.  We believe investors should have the ability to vote on individual nominees, and may abstain or vote against a slate of nominees where we are not given the opportunity to vote on individual nominees.

i.  We consider withholding support from or voting against a nominee who has failed to attend at least 75% of the nominee's board and board committee meetings within a given year without a reasonable excuse. We also consider opposing nominees if the company does not meet market standards for disclosure on attendance.

j.  We consider withholding support from or voting against a nominee who appears overcommitted, particularly through service on an excessive number of boards. Market expectations are incorporated into this analysis; for U.S. boards, we generally oppose election of a nominee who serves on more than six public company boards (excluding investment companies), although we may reference National Association of Corporate Directors guidance suggesting that public company CEOs, for example, should serve no more than two outside boards given the level of time commitment required in their primary job.

2.  Discharge of directors' duties: In markets where an annual discharge of directors' responsibility is a routine agenda item, we generally support such discharge. However, we may vote against discharge or abstain from voting where there are serious findings of fraud or other unethical behavior for which the individual bears responsibility. The annual discharge of responsibility represents shareholder approval of disclosed actions taken by the board during the year and may make future shareholder action against the board difficult to pursue.

3.  Board independence: We generally support U.S. shareholder proposals requiring that a certain percentage (up to 66 2/3%) of the company's board members be independent directors, and promoting all-independent audit, compensation and nominating/governance committees.

4.  Board diversity: We consider on a case-by-case basis shareholder proposals urging diversity of board membership with respect to social, religious or ethnic group.

5.  Majority voting: We generally support proposals requesting or requiring majority voting policies in election of directors, so long as there is a carve-out for plurality voting in the case of contested elections.

6.  Proxy access: We consider on a case-by-case basis shareholder proposals on particular procedures for inclusion of shareholder nominees in company proxy statements.

7.  Reimbursement for dissident nominees: We generally support well-crafted U.S. shareholder proposals that would provide for reimbursement of dissident nominees elected to a board, as the cost to shareholders in electing such nominees can be factored into the voting decision on those nominees.

8.  Proposals to elect directors more frequently: In the U.S. public company context, we usually support shareholder and management proposals to elect all directors annually (to "declassify" the board), although we make an exception to this policy where we believe that long-term shareholder value may be harmed by this change given particular circumstances at the company at the time of the vote on such proposal. As indicated above, outside the U.S., we generally support greater accountability to shareholders that comes through more frequent director elections, but recognize that many markets embrace longer term lengths, sometimes for valid reasons given other aspects of the legal context in electing boards.

9.  Cumulative voting: We generally support proposals to eliminate cumulative voting in the U.S. market context. (Cumulative voting provides that shareholders may concentrate their votes for one or a handful of candidates, a system that can enable a minority bloc to place representation on a board.) U.S. proposals to establish cumulative voting in the election of directors generally will not be supported.

10.  Separation of Chairman and CEO positions: We vote on shareholder proposals to separate the Chairman and CEO positions and/or to appoint an independent Chairman based in part on prevailing practice in particular markets, since the context for such a practice varies. In many non-U.S. markets, we view separation of the roles as a market standard practice, and support division of the roles in that context. In the U.S., we consider such proposals on a case-by-case basis, considering, among other things, the existing board leadership structure, company performance, and any other evidence of entrenchment or perceived risk that power is overly concentrated in a single individual.

11.  Director retirement age and term limits: Proposals setting or recommending director retirement ages or director term limits are voted on a case-by-case basis that includes consideration of company performance, the rate of board renewal, evidence of effective individual director evaluation processes, and any indications of entrenchment.

12.  Proposals to limit directors' liability and/or broaden indemnification of officers and directors. Generally, we will support such proposals provided that an individual is eligible only if he or she has not acted in bad faith, with gross negligence or with reckless disregard of his or her duties.

C. Statutory Auditor Boards.

The statutory auditor board, which is separate from the main board of directors, plays a role in corporate governance in several markets. These boards are elected by shareholders to provide assurance on compliance with legal and accounting standards and the company's articles of association. We generally vote for statutory auditor nominees if they meet independence standards. In markets that require disclosure on attendance by internal statutory auditors, however, we consider voting against nominees for these positions who failed to attend at least 75% of meetings in the previous year. We also consider opposing nominees if the company does not meet market standards for disclosure on attendance.

D. Corporate Transactions and Proxy Fights.

We examine proposals relating to mergers, acquisitions and other special corporate transactions (i.e., takeovers, spin-offs, sales of assets, reorganizations, restructurings and recapitalizations) on a case-by-case basis in the interests of each fund or other account. Proposals for mergers or other significant transactions that are friendly and approved by the Research Providers usually are supported if there is no portfolio manager objection. We also analyze proxy contests on a case-by-case basis.

E. Changes in Capital Structure.

1.  We generally support the following:

•  Management and shareholder proposals aimed at eliminating unequal voting rights, assuming fair economic treatment of classes of shares we hold.

•  U.S. management proposals to increase the authorization of existing classes of common stock (or securities convertible into common stock) if: (i) a clear business purpose is stated that we can support and the number of shares requested is reasonable in relation to the purpose for which authorization is requested; and/or (ii) the authorization does not exceed 100% of shares currently authorized and at least 30% of the total new authorization will be outstanding. (We consider proposals that do not meet these criteria on a case-by-case basis.)

•  U.S. management proposals to create a new class of preferred stock or for issuances of preferred stock up to 50% of issued capital, unless we have concerns about use of the authority for anti-takeover purposes.

•  Proposals in non-U.S. markets that in our view appropriately limit potential dilution of existing shareholders. A major consideration is whether existing shareholders would have preemptive rights for any issuance under a proposal for standing share issuance authority. We generally consider market-specific guidance in making these decisions; for example, in the U.K. market, we usually follow Association of British Insurers' ("ABI") guidance, although company-specific factors may be considered and for example, may sometimes lead us to voting against share authorization proposals even if they meet ABI guidance.

•  Management proposals to authorize share repurchase plans, except in some cases in which we believe there are insufficient protections against use of an authorization for anti-takeover purposes.

•  Management proposals to reduce the number of authorized shares of common or preferred stock, or to eliminate classes of preferred stock.

•  Management proposals to effect stock splits.

•  Management proposals to effect reverse stock splits if management proportionately reduces the authorized share amount set forth in the corporate charter. Reverse stock splits that do not adjust proportionately to the authorized share amount generally will be approved if the resulting increase in authorized shares coincides with the proxy guidelines set forth above for common stock increases.

•  Management dividend payout proposals, except where we perceive company payouts to shareholders as inadequate.

2.  We generally oppose the following (notwithstanding management support):

•  Proposals to add classes of stock that would substantially dilute the voting interests of existing shareholders.

•  Proposals to increase the authorized or issued number of shares of existing classes of stock that are unreasonably dilutive, particularly if there are no preemptive rights for existing shareholders. However, depending on market practices, we consider voting for proposals giving general authorization for issuance of shares not subject to pre-emptive rights if the authority is limited.

•  Proposals that authorize share issuance at a discount to market rates, except where authority for such issuance is de minimis, or if there is a special situation that we believe justifies such authorization (as may be the case, for example, at a company under severe stress and risk of bankruptcy).

•  Proposals relating to changes in capitalization by 100% or more.

We consider on a case-by-case basis shareholder proposals to increase dividend payout ratios, in light of market practice and perceived market weaknesses, as well as individual company payout history and current circumstances. For example, currently we perceive low payouts to shareholders as a concern at some Japanese companies, but may deem a low payout ratio as appropriate for a growth company making good use of its cash, notwithstanding the broader market concern.

F. Takeover Defenses and Shareholder Rights.

1.  Shareholder rights plans: We generally support proposals to require shareholder approval or ratification of shareholder rights plans (poison pills). In voting on rights plans or similar takeover defenses, we consider on a case-by-case basis whether the company has demonstrated a need for the defense in the context of promoting long-term share value; whether provisions of the defense are in line with generally accepted governance principles in the market (and specifically the presence of an adequate qualified offer provision that would exempt offers meeting certain conditions from the pill); and the specific context if the proposal is made in the midst of a takeover bid or contest for control.

2.  Supermajority voting requirements: We generally oppose requirements for supermajority votes to amend the charter or bylaws, unless the provisions protect minority shareholders where there is a large shareholder. In line with this view, in the absence of a large shareholder we support reasonable shareholder proposals to limit such supermajority voting requirements.

3.  Shareholder right to call meetings: We consider proposals to enhance a shareholder's rights to call a special meeting on a case-by-case basis. At large-cap U.S. companies, we generally support efforts to establish the rights of holders of 10% or more of shares to call special meetings, unless the board or state law has a set policy or law establishing such rights at a threshold that we believe to be acceptable.

4.  Written consent rights: In the U.S. context, we examine proposals for shareholder written consent rights on a case-by-case basis.

5.  Reincorporation: We consider management and shareholder proposals to reincorporate to a different jurisdiction on a case-by-case basis. We oppose such proposals if we believe the main purpose is to take advantage of laws or judicial precedents that reduce shareholder rights.

6.  Anti-greenmail provisions: Proposals relating to the adoption of anti-greenmail provisions will be supported, provided that the proposal: (i) defines greenmail; (ii) prohibits buyback offers to large block holders (holders of at least 1% of the outstanding shares and in certain cases, a greater amount) not made to all shareholders or not approved by disinterested shareholders; and (iii) contains no anti-takeover measures or other provisions restricting the rights of shareholders.

7.  Bundled proposals: We may consider opposing or abstaining on proposals if disparate issues are "bundled" and presented for a single vote.

G. Auditors.

We generally support management proposals for selection or ratification of independent auditors. However, we may consider opposing such proposals with reference to incumbent audit firms if the company has suffered from serious accounting irregularities and we believe rotation of the audit firm is appropriate, or if fees paid to the auditor for non-audit-related services are excessive. Generally, to determine if non-audit fees are excessive, a 50% test will be applied (i.e., non-audit-related fees should be less than 50% of the total fees paid to the auditor). We generally vote against proposals to indemnify auditors.

H. Executive and Director Remuneration.

1.  We generally support the following:

•  Proposals for employee equity compensation plans and other employee ownership plans, provided that our research does not indicate that approval of the plan would be against shareholder interest. Such approval may be against shareholder interest if it authorizes excessive dilution and shareholder cost, particularly in the context of high usage ("run rate") of equity compensation in the recent past; or if there are objectionable plan design and provision.

•  Proposals relating to fees to outside directors, provided the amounts are not excessive relative to other companies in the country or industry, and provided that the structure is appropriate within the market context. While stock-based compensation to outside directors is positive if moderate and appropriately structured, we are wary of significant stock option awards or other performance-based awards for outside directors, as well as provisions that could result in significant forfeiture of value on a director's decision to resign from a board (such forfeiture can undercut director independence).

•  Proposals for employee stock purchase plans that permit discounts, but only for grants that are part of a broad-based employee plan, including all non-executive employees, and only if the discounts are limited to a reasonable market standard or less.

•  Proposals for the establishment of employee retirement and severance plans, provided that our research does not indicate that approval of the plan would be against shareholder interest.

2.  We generally oppose retirement plans and bonuses for non-executive directors and independent statutory auditors.

3.  In the U.S. context, we generally vote against shareholder proposals requiring shareholder approval of all severance agreements, but we generally support proposals that require shareholder approval for agreements in excess of three times the annual compensation (salary and bonus). We generally oppose shareholder proposals that would establish arbitrary caps on pay. We consider on a case-by-case basis shareholder proposals that seek to limit Supplemental Executive Retirement Plans (SERPs), but support such proposals where we consider SERPs to be excessive.

4.  Shareholder proposals advocating stronger and/or particular pay-for-performance models will be evaluated on a case-by-case basis, with consideration of the merits of the individual proposal within the context of the particular company and its labor markets, and the company's current and past practices. While we generally support emphasis on long-term components of senior executive pay and strong linkage of pay to performance, we consider factors including whether a proposal may be overly prescriptive, and the impact of the proposal, if implemented as written, on recruitment and retention.

5.  We generally support proposals advocating reasonable senior executive and director stock ownership guidelines and holding requirements for shares gained in executive equity compensation programs

6.  We generally support shareholder proposals for reasonable "claw-back" provisions that provide for company recovery of senior executive bonuses to the extent they were based on achieving financial benchmarks that were not actually met in light of subsequent restatements.

7.  Management proposals effectively to re-price stock options are considered on a case-by-case basis. Considerations include the company's reasons and justifications for a re-pricing, the company's competitive position, whether senior executives and outside directors are excluded, potential cost to shareholders, whether the re-pricing or share exchange is on a value-for-value basis, and whether vesting requirements are extended.

8.  Say-on-Pay: We consider proposals relating to an advisory vote on remuneration on a case-by-case basis. Considerations include a review of the relationship between executive remuneration and performance based on operating trends and total shareholder return over multiple performance periods. In addition, we review remuneration structures and potential poor pay practices, including relative magnitude of pay, discretionary bonus awards, tax gross ups, change-in-control features, internal pay equity and peer group construction. As long-term investors, we support remuneration policies that align with long-term shareholder returns.

I. Social, Political and Environmental Issues. Shareholders in the U.S. and certain other markets submit proposals encouraging changes in company disclosure and practices related to particular corporate, social, political and environmental matters. We consider how to vote on the proposals on a case-by-case basis to determine likely impacts on shareholder value. We seek to balance concerns on reputational and other risks that lie behind a proposal against costs of implementation, while considering appropriate shareholder and management prerogatives. We may abstain from voting on proposals that do not have a readily determinable financial impact on shareholder value. We support proposals that, if implemented, would enhance useful disclosure, but we generally vote against proposals requesting reports that we believe are duplicative, related to matters not material to the business, or that would impose unnecessary or excessive costs. We believe that certain social and environmental shareholder proposals may intrude excessively on management prerogatives, which can lead us to oppose them.

J. Fund of Funds. Certain Funds advised by an MSIM Affiliate invest only in other MSIM Funds. If an underlying fund has a shareholder meeting, in order to avoid any potential conflict of interest, such proposals will be voted in the same proportion as the votes of the other shareholders of the underlying fund, unless otherwise determined by the Proxy Review Committee. Other MSIM Funds invest in unaffiliated funds. If an unaffiliated underlying fund has a shareholder meeting and the MSIM Fund owns more than 25% of the voting shares of the underlying fund, the MSIM Fund will vote its shares in the unaffiliated underlying fund in the same proportion as the votes of the other shareholders of the underlying fund.

III. ADMINISTRATION OF POLICY

The MSIM Proxy Review Committee (the "Committee") has overall responsibility for the Policy. The Committee, which is appointed by MSIM's Long-Only Executive Committee, consists of investment professionals who represent the different investment disciplines and geographic locations of the firm, and is chaired by the director of the Corporate Governance Team ("CGT"). Because proxy voting is an investment responsibility and impacts shareholder value, and because of their knowledge of companies and markets, portfolio managers and other members of investment staff play a key role in proxy voting, although the Committee has final authority over proxy votes.

The CGT Director is responsible for identifying issues that require Committee deliberation or ratification. The CGT, working with advice of investment teams and the Committee, is responsible for voting on routine items and on matters that can be addressed in line with these Policy guidelines. The CGT has responsibility for voting case-by-case where guidelines and precedent provide adequate guidance.

The Committee will periodically review and have the authority to amend, as necessary, the Policy and establish and direct voting positions consistent with the Client Proxy Standard.

CGT and members of the Committee may take into account Research Providers' recommendations and research as well as any other relevant information they may request or receive, including portfolio manager and/or analyst comments and research, as applicable. Generally, proxies related to securities held in accounts that are managed pursuant to quantitative, index or index-like strategies ("Index Strategies") will be voted in the same manner as those held in actively managed accounts, unless economic interests of the accounts differ. Because accounts managed using Index Strategies are passively managed accounts, research from portfolio managers and/or analysts related to securities held in these accounts may not be available. If the affected securities are held only in accounts that are managed pursuant to Index Strategies, and the proxy relates to a matter that is not described in this Policy, the CGT will consider all available information from the Research Providers, and to the extent that the holdings are significant, from the portfolio managers and/or analysts.

A. Committee Procedures

The Committee meets at least quarterly and reviews and considers changes to the Policy at least annually. Through meetings and/or written communications, the Committee is responsible for monitoring and ratifying "split votes" (i.e., allowing certain shares of the same issuer that are the subject of the same proxy solicitation and held by one or more MSIM portfolios to be voted differently than other shares) and/or "override voting" (i.e., voting all MSIM portfolio shares in a manner contrary to the Policy). The

Committee will review developing issues and approve upcoming votes, as appropriate, for matters as requested by CGT.

The Committee reserves the right to review voting decisions at any time and to make voting decisions as necessary to ensure the independence and integrity of the votes.

B. Material Conflicts of Interest

In addition to the procedures discussed above, if the CGT Director determines that an issue raises a material conflict of interest, the CGT Director may request a special committee to review, and recommend a course of action with respect to, the conflict(s) in question ("Special Committee").

A potential material conflict of interest could exist in the following situations, among others:

1.  The issuer soliciting the vote is a client of MSIM or an affiliate of MSIM and the vote is on a matter that materially affects the issuer.

2.  The proxy relates to Morgan Stanley common stock or any other security issued by Morgan Stanley or its affiliates except if echo voting is used, as with MSIM Funds, as described herein.

3.  Morgan Stanley has a material pecuniary interest in the matter submitted for a vote (e.g., acting as a financial advisor to a party to a merger or acquisition for which Morgan Stanley will be paid a success fee if completed).

If the CGT Director determines that an issue raises a potential material conflict of interest, depending on the facts and circumstances, the issue will be addressed as follows:

1.  If the matter relates to a topic that is discussed in this Policy, the proposal will be voted as per the Policy.

2.  If the matter is not discussed in this Policy or the Policy indicates that the issue is to be decided case-by-case, the proposal will be voted in a manner consistent with the Research Providers, provided that all the Research Providers consulted have the same recommendation, no portfolio manager objects to that vote, and the vote is consistent with MSIM's Client Proxy Standard.

3.  If the Research Providers' recommendations differ, the CGT Director will refer the matter to a Special Committee to vote on the proposal, as appropriate.

Any Special Committee shall be comprised of the CGT Director and at least two portfolio managers (preferably members of the Committee) as approved by the Committee. The CGT Director may request non-voting participation by MSIM's General Counsel or his/her designee and the Chief Compliance Officer or his/her designee. In addition to the research provided by Research Providers, the Special Committee may request analysis from MSIM Affiliate investment professionals and outside sources to the extent it deems appropriate.

C. Proxy Voting Reporting

The CGT will document in writing all Committee and Special Committee decisions and actions, which documentation will be maintained by the CGT for a period of at least six years. To the extent these decisions relate to a security held by an MSIM Fund, the CGT will report the decisions to each applicable Board of Trustees/Directors of those Funds at each Board's next regularly scheduled Board meeting. The report will contain information concerning decisions made during the most recently ended calendar quarter immediately preceding the Board meeting.

MSIM will promptly provide a copy of this Policy to any client requesting it. MSIM will also, upon client request, promptly provide a report indicating how each proxy was voted with respect to securities held in that client's account.

MSIM's Legal Department is responsible for filing an annual Form N-PX on behalf of each MSIM Fund for which such filing is required, indicating how all proxies were voted with respect to such Fund's holdings.

APPENDIX A

The following procedures apply to accounts managed by Morgan Stanley AIP GP LP and Private Investment Partners Inc. ("AIP"): (i) closed-end funds registered under the Investment Company Act of 1940, as amended, (ii) separate accounts and (iii) unregistered funds.

Generally, AIP will follow the guidelines set forth in Section II of MSIM's Proxy Voting Policy and Procedures. To the extent that such guidelines do not provide specific direction, or AIP determines that consistent with the Client Proxy Standard, the guidelines should not be followed, the Proxy Review Committee has delegated the voting authority to vote securities held by accounts managed by AIP to the Fund of Hedge Funds investment team, the Private Equity Fund of Funds investment team or the Private Equity Real Estate Fund of Funds investment team of AIP. A summary of decisions made by the investment teams will be made available to the Proxy Review Committee for its information at the next scheduled meeting of the Proxy Review Committee.

In certain cases, AIP may determine to abstain from determining (or recommending) how a proxy should be voted (and therefore abstain from voting such proxy or recommending how such proxy should be voted), such as where the expected cost of giving due consideration to the proxy does not justify the potential benefits to the affected account(s) that might result from adopting or rejecting (as the case may be) the measure in question.

Waiver of Voting Rights

For regulatory reasons, AIP may either 1) invest in a class of securities of an underlying fund (the "Fund") that does not provide for voting rights; or 2) waive 100% of its voting rights with respect to the following:

1.  Any rights with respect to the removal or replacement of a director, general partner, managing member or other person acting in a similar capacity for or on behalf of the Fund (each individually a "Designated Person," and collectively, the "Designated Persons"), which may include, but are not limited to, voting on the election or removal of a Designated Person in the event of such Designated Person's death, disability, insolvency, bankruptcy, incapacity, or other event requiring a vote of interest holders of the Fund to remove or replace a Designated Person; and

2.  Any rights in connection with a determination to renew, dissolve, liquidate, or otherwise terminate or continue the Fund, which may include, but are not limited to, voting on the renewal, dissolution, liquidation, termination or continuance of the Fund upon the occurrence of an event described in the Fund's organizational documents; provided, however, that, if the Fund's organizational documents require the consent of the Fund's general partner or manager, as the case may be, for any such termination or continuation of the Fund to be effective, then AIP may exercise its voting rights with respect to such matter.

Ratified by the Morgan Stanley Funds Board on October 2-3, 2013.

APPENDIX B

DESCRIPTION OF RATINGS

I.  Excerpts from Moody's Investors Service, Inc.'s Corporate Bond Ratings:

Aaa: Judged to be of the highest quality, with minimal credit risk;

Aa: judged to be of high quality and are subject to very low credit risk;

A: judged to be upper medium-grade obligations, subject to low credit risk;

Baa: judged to be medium-grade obligations and subject to moderate credit risk and as such may possess certain speculative characteristics;

Ba: judged to be speculative and are subject to substantial credit risk;

B: considered speculative and are subject to high credit risk;

Caa: judged to be of poor standing and are subject to very high credit risk;

Ca: highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest;

C: the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

II.  Excerpts from Standard & Poor's Rating Group's Corporate Bond Ratings

AAA: Highest rating assigned for an obligation; obligor's capacity to meet its financial commitment on the obligation is extremely strong;

AA: obligation differs from the highest-rated obligations only to a small degree; obligor's capacity to meet its financial commitment on the obligation is very strong;

A: obligation is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories; obligor's capacity to meet its financial commitment on the obligation is still strong;

BBB: obligation exhibits adequate protection parameters; adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation;

BB, B, CCC, CC, C: obligations rated BB, B, CCC, CC and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions;

BB: obligation is less vulnerable to nonpayment than other speculative issues; it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation;

B: obligation is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation; adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation;

CCC: obligation is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation; in the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation;

CC: obligation is currently highly vulnerable to nonpayment; default has not yet occurred, but Standard & Poor's expects default to be a virtual certainty, regardless of the anticipated time to default;

C: currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared to obligations that are rated higher;

D: obligation is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made within five business days. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Plus (+) or minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

NR: indicates that no rating has been requested, or that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular obligation as a matter of policy.

III.  Excerpts from Fitch, Inc.'s Corporate Bond Ratings:

AAA: Highest credit quality; denotes the lowest expectation of credit risk; assigned only in case of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very high credit quality; denote expectations of very low credit risk; indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A: High credit quality; denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB: Good credit quality; indicate that expectations of credit risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse changes in circumstances and economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

BB: Speculative; indicate an elevated vulnerability to credit risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial flexibility exists which supports the servicing of financial commitments. Securities rated in this category are not investment grade.

B: Highly speculative; indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.

CCC: Substantial credit risk; default is a real possibility.

CC: Very high levels of credit risk; default of some kind appears probable.

C: Exceptionally high levels of credit risk; default is imminent or inevitable, or the issuer is in standstill.

RD: Indicates an issuer that in Fitch's opinion has experienced an uncured payment default on a bond, loan or other material financial obligation but which has not entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure, and which has not otherwise ceased business.

D: Default indicates an issuer that in Fitch Ratings' opinion has entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure, or which has otherwise ceased business.

The modifiers "+" or "-" may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the AAA Long-Term rating category or to categories below CCC.

IV.  Excerpts from Moody's Investors Service, Inc.'s Preferred Stock Ratings:

aaa: An issue which is rated aaa is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

aa: An issue which is rated aa is considered a high-grade preferred stock. This rating indicates that there is reasonable assurance that earnings and asset protection will remain relatively well maintained in the foreseeable future.

a: An issue which is rated a is considered to be an upper medium-grade preferred stock. While risks are judged to be somewhat greater than in the aaa and aa classifications, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

baa: An issue which is rated baa is considered to be medium-grade preferred stock, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

ba: an issue which is rated ba is considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

b: An issue which is rated b generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

caa: An issue which is rated caa is likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments.

ca: An issue which is rated ca is speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payments.

c: This is the lowest rated class of preferred or preference stock. Issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody's may apply numerical modifiers 1, 2 and 3 in each rating classification. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

V.  Excerpts from Standard & Poor's Rating Group's Preferred Stock Ratings:

AAA: This is the highest rating that may be assigned by S&P to a preferred stock issue and indicates an extremely strong capacity to pay the preferred stock obligations.

AA: A preferred stock issue rated AA also qualifies as a high-quality fixed-income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated AAA.

A: An issue rated A is backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB: An issue rated BBB is regarded as backed by an adequate capacity to pay the preferred stock obligations. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the A category.

BB, B, CCC: Preferred stock rated BB, B, and CCC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay preferred stock obligations. BB indicates the lowest degree of speculation and CCC the highest degree of speculation. While such issues will likely have some quality and protective characteristics, these are outweighed by large uncertainties of major risk exposures to adverse conditions.

CC: The rating CC is reserved for a preferred stock in arrears on dividends or sinking fund payments but that is currently paying.

C: A preferred stock rated C is a non-paying issue.

D: A preferred stock rated D is a non-paying issue with the issuer in default on debt instruments.

Plus (+) or Minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

NR: Indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

VI.  Excerpts from Fitch, Inc's Preferred Stock Ratings:

AAA: These preferred stocks are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong capacity for payment of financial commitments, which is unlikely to be adversely affected by foreseeable events.

AA: These preferred stocks are considered to be investment grade and of very high credit quality. The obligor's capacity for payment of financial commitments is very strong and is not significantly vulnerable to foreseeable events.

A: These preferred stocks are considered to be investment grade and of high credit quality. The obligor's capacity for payment of financial commitments is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than preferred stocks with higher ratings.

BBB: These preferred stocks are considered to be investment grade and of good credit quality. The obligor's capacity for payment of financial commitments is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to impair this capacity.

BB: These preferred stocks are considered speculative and have an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time. However, business or financial flexibility exists which supports the servicing of financial commitments.

B: These preferred stocks are considered highly speculative. While preferred in this class are currently meeting financial commitments, the capacity for continued timely payment is vulnerable to deterioration in the business and economic environment.

CCC: These preferred stocks are considered to have substantial credit risk. Default is a real possibility.

CC: These preferred stocks are considered to have very high levels of credit risk. Default of some kind appears probable.

C: These preferred stocks are considered to have exceptionally high levels of credit risk. Default is imminent or inevitable, or the issuer is in standstill.

D: Default indicates an issuer that in Fitch Ratings' opinion has entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure, or which has otherwise ceased business.

Default ratings are not assigned prospectively to entities or their obligations; within this context, non-payment on an instrument that contains a deferral feature or grace period will generally not be considered a default until after the expiration of the deferral or grace period, unless a default is otherwise driven by bankruptcy or other similar circumstance, or by a distressed debt exchange.

"Imminent" default typically refers to the occasion where a payment default has been intimated by the issuer, and is all but inevitable. This may, for example, be where an issuer has missed a scheduled payment, but (as is typical) has a grace period during which it may cure the payment default. Another alternative would be where an issuer has formally announced a distressed debt exchange, but the date of the exchange still lies several days or weeks in the immediate future. In all cases, the assignment of a default rating reflects the agency's opinion as to the most appropriate rating category consistent with the rest of its universe of ratings, and may differ from the definition of default under the terms of an issuer's financial obligations or local commercial practice.

The modifiers "+" or "-" may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the AAA Long-Term rating category, or to categories below CCC.

MORGAN STANLEY VARIABLE INVESTMENT SERIES
PART C
OTHER INFORMATION

ITEM 28.Exhibits

(a)(1).

Declaration of Trust, dated February 24, 1983, and all amendments thereto dated June 8, 1983, May 18, 1984, December 18, 1984 and February 23, 1988, and all Instruments Establishing and Designating Additional Series of Shares dated December 15, 1986, October 26, 1989, November 15, 1990 and October 22, 1993, are incorporated herein by reference to Exhibit 1 of Post-Effective Amendment No. 16 to the Registration Statement on Form N-1A, filed on December 1, 1993.

(2).

Amendment to the Declaration of Trust of the Registrant dated August 24, 1995, is incorporated herein by reference to Exhibit 1 of Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A, filed on April 19, 1996.

(3).

Instrument Establishing and Designating Additional Series of Shares dated October 15, 1996, is incorporated herein by reference to Exhibit 1 of Post-Effective Amendment No. 20 to the Registration Statement on Form N-1A, filed on October 17, 1996.

(4).

Instrument Establishing and Designating Additional Series of Shares dated January 29, 1998, is incorporated herein by reference to Exhibit 1 of Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A, filed on February 10, 1998.

(5).

Amendment to the Declaration of Trust of the Registrant dated June 22, 1998, is incorporated herein by reference to Exhibit 1 of Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A, filed on August 31, 1998.

(6).

Form of Instrument Establishing and Designating Additional Series of Shares, dated February 8, 1999, is incorporated herein by reference to Exhibit 1 of Post-Effective Amendment No. 25 to the Registration Statement on Form N-1A, filed on February 10, 1999.

(7).

Form of Instrument Establishing and Designating Additional Classes of Shares, dated February 24, 2000, is incorporated herein by reference to Exhibit 1(g) of Post-Effective Amendment No. 28 to the Registration Statement on Form N-1A, filed on February 29, 2000.

(8).

Instrument Establishing and Designating Additional Series of Shares, dated July 26, 2000, is incorporated herein by reference to Exhibit 1(h) of Post-Effective Amendment No. 29 to the Registration Statement on Form N-1A, filed on August 17, 2000.

(9).

Amendment to the Declaration of Trust of the Registrant, dated June 18, 2001, is incorporated herein by reference to Exhibit 1(j) of Post-Effective Amendment No. 32 to the Registration Statement on Form N-1A, filed on February 26, 2002.

(10).

Amendment to the Declaration of Trust of the Registrant, dated April 19, 2002, is incorporated herein by reference to Exhibit 1(j) of Post-Effective Amendment No. 33 to the Registration Statement on Form N-1A, filed on April 26, 2002.

(11).

Amendment to the Declaration of Trust of the Registrant, dated July 30, 2002, with respect to the name change of the Competitive Edge Best Ideas Portfolio to the Global Advantage Portfolio, is incorporated by reference to Exhibit (a) (11) of Post-Effective Amendment No. 44 to the Registration Statement on Form N-1A, filed on October 30, 2008.

(12).

Amendment to the Declaration of Trust of the Registrant, dated December 23, 2004, with respect to the name change of the European Growth Portfolio to the European Equity Portfolio, is incorporated by reference to Exhibit (a) (12) of Post-Effective Amendment No. 44 to the Registration Statement on Form N-1A, filed on October 30, 2008.

(13).

Instrument Establishing and Designating Additional Series of Shares, dated April 28, 2005, is incorporated herein by reference to Exhibit (a)(11) of Post-Effective Amendment No. 37 to the Registration Statement on Form N-1A, filed on April 29, 2005.

(14).

Instrument Establishing and Designating Additional Class of Shares, dated April 28, 2005 is incorporated herein by reference to Exhibit (a)(12) of Post-Effective Amendment No. 37 to the Registration Statement on Form N-1A, filed on April 29, 2005.

(15).

Amendment to the Declaration of Trust of the Registrant, dated April 29, 2005, with respect to the name change of the Quality Income Plus Portfolio to the Income Plus Portfolio, is incorporated herein by reference to Exhibit (a)(13) of Post-Effective Amendment No. 37 to the Registration Statement on Form N-1A, filed on April 29, 2005.

(16).

Amendment to the Declaration of Trust of the Registrant, dated April 8, 2008, with respect to the name change of the Equity Portfolio to the Capital Opportunities Portfolio, is incorporated herein by reference to Exhibit (a)(14) of Post-Effective Amendment No. 42 to the Registration Statement on Form N-1A, filed on April 8, 2008.

(17).

Amendment to the Declaration of Trust of the Registrant, dated October 21, 2008, with respect to the name change of the Utilities Portfolio to the Global Infrastructure Portfolio, is incorporated by reference to Exhibit (a) (17) of Post-Effective Amendment No. 44 to the Registration Statement on Form N-1A, filed on October 30, 2008.

(18).

Amendment, dated March 8, 2011, to the Declaration of Trust of the Registrant (with respect to the name change of the Capital Opportunities Portfolio to the Multi Cap Growth Portfolio), is incorporated herein by reference to Exhibit (a)(18) of Post-Effective Amendment No. 48 to the Registration Statement on Form N-1A, filed on April 12, 2011.

(19).

Amendment, dated January 1, 2012, to the Declaration of Trust of the Registrant (with respect to the change in principal place of business and Trustee information), is incorporated herein by reference to Exhibit (a) (19) of Post-Effective Amendment No. 50 to the Registration Statement on Form N-1A, filed on April 11, 2012.

(20).	Amendment, dated October 2, 2013, to the Declaration of Trust of the Registrant (with respect to the termination of the Aggressive Equity and Strategist Portfolios), is filed herein.

(b).

Amended and Restated By-laws of the Registrant dated February 27, 2008 is incorporated herein by reference to Exhibit (b) of Post-Effective Amendment No. 42 to the Registration Statement on Form N-1A, filed on April 8, 2008.

(c).	Not Applicable.

(d)(1).

Investment Advisory Agreement, dated July 31, 2011 between the Registrant and Morgan Stanley Investment Management Inc., is incorporated herein by reference to Exhibit (d) of Post-Effective Amendment No. 32 to the Registration Statement on Form N-1A of Morgan Stanley Limited Duration U.S. Government Trust, filed on September 27, 2013.

(2).

Amended and Restated Sub-Advisory Agreement between Morgan Stanley Investment Management Inc. and Morgan Stanley Investment Management Limited, dated May 30, 2013, with respect to the European Equity Portfolio, is incorporated by reference to Exhibit (d) (2) of Post-Effective Amendment No. 34 to the Registration Statement on Form N-1A of Morgan Stanley European Equity Fund Inc. filed on February 28, 2014.

(e)(1).

Distribution Agreement, dated July 31, 2011, between the Registrant and Morgan Stanley Distribution, Inc., is incorporated herein by reference to Exhibit (d)(4) of Post-Effective Amendment No. 50 to the Registration Statement on Form N-1A, filed on April 11, 2012.

(2).

Amended and Restated Participation Agreement, dated December 5, 2003, between the Registrant, Allstate Life Insurance Company, Allstate Life Insurance Company of New York and Glenbrook Life and Annuity Company and Morgan Stanley Distributors Inc., is incorporated herein by reference to exhibit (e)(1) of Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A, filed on April 28, 2004.

(3).

Amended and Restated Participation Agreement, dated July 31, 2003, between the Registrant and Paragon Life Insurance Company and Morgan Stanley Distributors Inc., is incorporated herein by reference to exhibit (e)(2) of Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A, filed on April 28, 2004.

(4).

Participation Agreement, dated September 15, 2003, between the Registrant, Morgan Stanley Distributors Inc. and The Travelers Life and Annuity Company, is incorporated herein by reference to exhibit (e)(3) of Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A, filed on April 28, 2004.

(5).

Participation Agreement, dated September 15, 2003, between the Registrant, Morgan Stanley Distributors Inc. and The Travelers Insurance Company, is incorporated herein by reference to exhibit (e)(4) of Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A, filed on April 28, 2004.

(f).

Retirement Plan for Non-Interested Trustees or Directors is incorporated by reference to Exhibit 6 of Post-Effective Amendment No.26 to the Registration Statement on Form N-1A, filed on April 27, 1999.

(g)(1).

Custody Agreement between the Registrant and State Street Bank and Trust Company, dated March 7, 2008, is incorporated herein by reference to Exhibit (g) of Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A of The Universal Institutional Funds, Inc., filed on April 8, 2014.

(h)(1).

Transfer Agency and Service Agreement with Boston Financial Data Services, Inc., dated as of April 1, 2013, is incorporated herein by reference to Exhibit (h)(1) of Post-Effective Amendment No. 56 to the Registration Statement on Form N-1A of Morgan Stanley Liquid Asset Fund Inc., filed on December 23, 2013.

(2)

Form of Amendment, dated as of July 1, 2013, to the Transfer Agency and Service Agreement with Boston Financial Data Services, Inc., dated as of April 1, 2013, is incorporated herein by reference to Exhibit (h)(2) of Post-Effective Amendment No. 34 to the Registration Statement on Form N-1A of Morgan Stanley European Equity Fund Inc., filed on February 28, 2014.

(3).

Administration Agreement with Morgan Stanley Investment Management Inc., dated as of January 1, 2014, is incorporated herein by reference to Exhibit (h)(3) of Post-Effective Amendment No. 34 to the Registration Statement on Form N-1A of Morgan Stanley Multi Cap Growth Trust, filed on March 28, 2014.

(4).

Shareholder Services Agreement, dated September 15, 2003, between Morgan Stanley Distributors Inc. and the Travelers Life and Annuity Company, is incorporated herein by reference to Exhibit (h)(3) of Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A, filed on April 28, 2004.

(4).

Shareholder Service Agreement, dated September 15, 2003, between Morgan Stanley Distributors Inc. and The Travelers Insurance Company, is incorporated herein by reference to Exhibit (h)(4) of Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A, filed on April 28, 2004.

(i)(1).	Opinion of Clifford Chance US LLP, is incorporated herein by reference to Exhibit (i)(1) of Post-Effective Amendment No. 37 to the Registration Statement on Form N-1A, filed on April 29, 2005.

(2).

Consent of Dechert LLP, Massachusetts Counsel, is incorporated herein by reference to Exhibit (i)(2) of Post-Effective Amendment No. 37 to the Registration Statement on Form N-1A, filed on April 29, 2005.

(3).	Consent of Dechert LLP, is filed herein.

(j).	Consent of Independent Registered Public Accounting Firm, is filed herein.

(k).	Not Applicable.

(l).	Not Applicable.

(m).	Amended and Restated Plan of Distribution pursuant to Rule 12b-1, dated July 31, 2011, is filed herein.

(n).

Multi-Class Plan pursuant to Rule 18f-3, dated October 28, 2004, is incorporated herein by reference to Exhibit (n) of Post-Effective Amendment No. 37 to the Registration Statement on Form N-1A, filed on April 29, 2005.

(o).	Not Applicable.

(p)(1).

Code of Ethics of Morgan Stanley Investment Management, dated September 16, 2013, is incorporated herein by reference to Exhibit (p)(1) of Post-Effective Amendment No. 32 to the Registration Statement on Form N-1A of Morgan Stanley Limited Duration U.S. Government Trust, filed on September 27, 2013.

(2).

Code of Ethics of the Morgan Stanley Funds, is incorporated herein by reference to exhibit (p)(2) of Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A of Morgan Stanley Limited Duration U.S. Government Trust, filed on September 30, 2010.

(q).

Powers of Attorney of Trustees, dated February 27, 2014, are incorporated herein by reference to Exhibit (q) of Post-Effective Amendment No. 118 to the Registration Statement on Form N-1A of Morgan Stanley Institutional Fund Trust, filed on March 25, 2014.

ITEM 29. Persons Controlled by or Under Common Control with the Fund.

None

ITEM 30. Indemnification.

Pursuant to Section 5.3 of the Registrant’s Declaration of Trust and under Section 4.8 of the Registrant’s By-Laws, the indemnification of the Registrant’s trustees, officers, employees and agents is permitted if it is determined that they acted under the belief that their actions were in or not opposed to the best interest of the Registrant, and, with respect to any criminal proceeding, they had reasonable cause to believe their conduct was not unlawful. In addition, indemnification is permitted only if it is determined that the actions in question did not render them liable by reason of willful misfeasance, bad faith or gross negligence in the performance of their duties or by reason of reckless disregard of their obligations and duties to the Registrant. Trustees, officers, employees and agents will be indemnified for the expense of litigation if it is determined that they are entitled to indemnification against any liability established in such litigation. The Registrant may also advance money for these expenses provided that they give their undertakings to repay the Registrant unless their conduct is later determined to permit indemnification.

Pursuant to Section 5.2 of the Registrant’s Declaration of Trust, neither the Investment Adviser nor any trustee, officer, employee or agent of the Registrant shall be liable for any action or failure to act, except in the case of bad faith, willful misfeasance, gross negligence or reckless disregard of duties to the Registrant. Pursuant to Section 9 of the Registrant’s Investment Advisory Agreement, in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations under the Agreement, the Investment Adviser shall not be liable to the Registrant or any of its investors for any error of judgment or mistake of law or for any act or omission by the Investment Adviser or for any losses sustained by the Registrant or its investors. Pursuant to Section 7 of the Registrant’s Administration Agreement, the Administrator will use its best efforts in the performance of administrative activities on behalf of each fund, but in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations hereunder, the Administrator shall not be liable to the Fund or any of its investors for any error of judgment or mistake of law or for any act or omission by the Administrator or for any losses sustained by the Fund or its investors.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the “Act”) may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer, or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such trustee, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act, and will be governed by the final adjudication of such issue.

The Registrant hereby undertakes that it will apply the indemnification provision of its by-laws in a manner consistent with Release 11330 of the Securities and Exchange Commission under the Investment Company Act of 1940, so long as the interpretation of Sections 17(h) and 17(i) of such Act remains in effect.

The Registrant, in conjunction with the Investment Adviser, the Registrant’s Trustees, and other registered investment management companies managed by the Investment Adviser, maintains insurance on behalf of any person who is or was a Trustee, officer, employee, or agent of the Registrant, or who is or was serving at the request of the Registrant as a trustee, director, officer, employee or agent of another trust or corporation, against any liability asserted against him and incurred by him or arising out of his position. However, in no event will Registrant maintain insurance to indemnify any such person for any act for which the Registrant itself is not permitted to indemnify him.

ITEM 31. Business and Other Connections of Investment Adviser

(a)           Describe any other business, profession, vocation or employment of a substantial nature in which the investment adviser and each director, officer or partner of the investment adviser, is or has been, engaged within the last two fiscal years for his or her own account or in the capacity of director, officer, employee, partner or trustee. (Disclose the name and principal business address of any company for which a person listed below serves in the capacity of director, officer, employee, partner or trustee, and the nature of the relationship.)

See “Fund Management” in the Prospectus regarding the business of the investment adviser. The following information is given regarding directors and officers of Morgan Stanley Investment Management Inc. (“Morgan Stanley Investment Management”). Morgan Stanley Investment Management is a wholly-owned subsidiary of Morgan Stanley.

Set forth below is the name and principal business address of each company for which directors or officers of Morgan Stanley Investment Management serve as directors, officers or employees:

Morgan Stanley Investment Management Inc.
Morgan Stanley Distribution, Inc.

Morgan Stanley Services Company Inc.

522 Fifth Avenue, New York, New York 10036

Listed below are the officers and Directors of Morgan Stanley Investment Management Inc.:

Name and Position with Morgan Stanley Investment Management Inc.	Other Substantial Business, Profession or Vocation
Gregory J. Fleming Managing Director and President	Chairman, Chief Executive Officer and President of Morgan Stanley Smith Barney LLC.

Christopher O’Dell Managing Director and Secretary	Managing Director and Secretary of Morgan Stanley Distribution, Inc. and Morgan Stanley Services Company Inc.; Secretary of other entities affiliated with the Adviser.

Stefanie V. Chang Yu Managing Director and Chief Compliance Officer	Chief Compliance Officer of the Morgan Stanley Funds.

Jeffrey Gelfand Managing Director and Chief Financial Officer	Chief Financial Officer and Treasurer of Morgan Stanley Distribution, Inc., Chief Financial Officer of Morgan Stanley Services Company Inc. and Morgan Stanley Smith Barney LLC.

Mary Alice Dunne Managing Director and Director

Arthur Lev Managing Director and Director	Managing Director of Morgan Stanley Distribution, Inc. and Morgan Stanley Services Company Inc.

James Janover Managing Director and Director

Kevin Klingert Managing Director and Director	Managing Director and Director of Morgan Stanley Services Company Inc.

Karen Cassidy Managing Director and Treasurer	Treasurer of other entities affiliated with the Adviser.

John Chiota Executive Director and Chief Anti-Money Laundering Officer	Anti-Money Laundering Officer of other entities affiliated with the Adviser.

For information as to the business, profession, vocation or employment of a substantial nature of additional officers of the Investment Adviser, reference is made to the Adviser’s current Form ADV (File No. 801-15757) filed under the Investment Advisers Act of 1940, incorporated herein by reference.

ITEM 32. Principal Underwriters

(a)  Morgan Stanley Distribution, Inc., a Delaware corporation, is the principal underwriter of the Registrant. Morgan Stanley Distribution is also the principal underwriter of the following investment companies:

(1)  Active Assets California Tax-Free Trust

(2)  Active Assets Government Securities Trust

(3)  Active Assets Institutional Government Securities Trust

(4)  Active Assets Institutional Money Trust

(5)  Active Assets Money Trust

(6)  Active Assets Tax-Free Trust

(7)  AIP Series Trust

(8)  Morgan Stanley California Tax-Free Daily Income Trust

(9)  Morgan Stanley European Equity Fund Inc.

(10)  Morgan Stanley Global Fixed Income Opportunities Fund

(11)  Morgan Stanley Global Infrastructure Fund

(12)  Morgan Stanley Institutional Fund, Inc.

(13)  Morgan Stanley Institutional Fund Trust

(14)  Morgan Stanley Institutional Liquidity Funds

(15)  Morgan Stanley Limited Duration U.S. Government Trust

(16)  Morgan Stanley Liquid Asset Fund Inc.

(17)  Morgan Stanley Mortgage Securities Trust

(18)  Morgan Stanley Multi Cap Growth Trust

(19)  Morgan Stanley New York Municipal Money Market Trust

(20)  Morgan Stanley Select Dimensions Investment Series

(21)  Morgan Stanley Tax-Free Daily Income Trust

(22)  Morgan Stanley U.S. Government Money Market Trust

(23)  Morgan Stanley U.S. Government Securities Trust

(24)  The Universal Institutional Funds, Inc.

(b)  The following information is given regarding directors and officers of Morgan Stanley Distribution. The principal address of Morgan Stanley Distribution is 522 Fifth Avenue, New York, NY 10036.

Name and Principal Business Address	Positions and Offices with Underwriter	Positions and Offices with Registrant
Henry Kaplan	President and Director	None
Frederick McMullen	Director	None
Maureen O’Toole	Director	None
Jeffrey Gelfand	Chief Financial Officer and Treasurer	None
Christopher O’Dell	Secretary	None
Keraya Jefferson	Chief Compliance Officer	None
John Chiota	Chief Anti-Money Laundering Officer	None
Sergio Lupetin	Financial and Operations Principal	None

(c)  Not applicable.

ITEM 33. Location of Accounts and Records

Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the rules promulgated thereunder, are maintained as follows:

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111
(records relating to its function as custodian and sub-administrator)

Boston Financial Data Services, Inc.

2000 Crown Colony Drive

Quincy, Massachusetts 02169-0953

(records relating to its functions as transfer agent and dividend disbursing agent)

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036
(records relating to its function as investment adviser and administrator)

ITEM 34. Management Services

Registrant is not a party to any such management-related service contract.

ITEM 35. Undertakings

None.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 9th day of April 2014.

MORGAN STANLEY VARIABLE INVESTMENT SERIES

By	/s/ John H. Gernon
John H. Gernon
President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 54 has been signed below by the following persons in the capacities and on the dates indicated.

Signatures			Title	Date

(1) Principal Executive Officer			President and Principal Executive Officer

By	/s/ John H. Gernon			April 9, 2014
John H. Gernon

(2) Principal Financial Officer			Principal Financial Officer

By	/s/ Francis J. Smith			April 9, 2014
Francis J. Smith

(3) Majority of the Trustees

James F. Higgins

By		/s/ Joseph C. Benedetti		April 9, 2014
Joseph C. Benedetti
Attorney-in-Fact

	Frank L. Bowman	Michael F. Klein
	Michael Bozic	Michael E. Nugent (Chairman)
	Kathleen A. Dennis	W. Allen Reed
	Manuel H. Johnson	Fergus Reid
Joseph J. Kearns

By	/s/ Carl Frischling			April 9, 2014
Carl Frischling
Attorney-in-Fact

EXHIBIT INDEX

(a)(20).	Amendment, dated October 2, 2013, to the Declaration of Trust of the Registrant (with respect to the termination of the Aggressive Equity and Strategist Portfolios).

(i)(3).	Consent of Dechert LLP.

(j).	Consent of Independent Registered Public Accounting Firm.

(m).	Amended and Restated Plan of Distribution pursuant to Rule 12b-1, dated July 31, 2011.